UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10507

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, NW

Washington, D.C. 20006-1600

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: November 1, 2005 - October 31, 2006

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

AXA Enterprise

Multimanager Funds Trust

2006 Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

ANNUAL REPORT

October 31, 2006

NOTES ON PERFORMANCE

Total Returns

Performance of each of the funds of the AXA Multimanager Enterprise Funds Trust as shown on the following pages compares each fund’s performance to that of a broad-based securities index. Performance information is as of the date shown and represents past performance and is not indicative of future results. Investment return and principal value of an investment in each of the funds will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares may be worth more or less at redemption or withdrawal than at original purchase. The Funds’ results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future. Also, market volatility and interest rate changes, among other factors, can significantly affect a fund’s short-term returns.

Fund performance reflects the deduction of management fees and other fund expenses. All results include reinvested dividends and capital gains distributions. Standardized returns also reflect the deduction of maximum sales charges that apply to each class of shares and that were in effect during the reporting period. The expenses of the funds are currently being waived or reimbursed so that the total fund expense does not exceed certain limits. Without these expense limits, the total return of each fund would have been lower.

For each of the equity funds of AXA Enterprise Multimanager Funds Trust, the maximum front-end sales charge for Classes A and P shares in effect during the reporting period were 4.75% and 5.50%. of offering price, respectively. Class B shares were subject to a maximum contingent deferred sales charge equal to 5% in year 1, 4% in year 2, 4% in year 3, 3% in year 4, 2% in year 5 and 1% in year 6. Class C shares were subject to a 1% contingent deferred sales charge if redeemed within 12 months of purchase. Class Y shares are sold at net asset value and do not have a front-end sales charge or a deferred sales charge.

Growth of $10,000 Investment

The Growth of $10,000 Charts shown for each fund illustrates the total value of an assumed investment in Class Y shares of each fund of AXA Enterprise Multimanager Funds Trust. The periods illustrated are from the inception dates shown through October 31, 2006. These results assume reinvestment of dividends and capital gains. The returns for the funds’ Class A, Class B, Class C and Class P shares are lower than the Class Y shares (which are shown in the chart) because these other shares have higher total expenses. In addition, unlike Class A, Class B, Class C and Class P shares, Class Y shares do not have any sales charges. Results should not be considered representative of future gains or losses.

The Benchmarks

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with actively-managed funds. Investment cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Fund is likely to select its holdings.

Conservative Allocation Index

The Conservative Allocation Index is a hypothetical combination of unmanaged indices. The composite index combines the total return of the S&P 500 and the Lehman Brothers Aggregate Bond Index at a weighting of 20% and 80%, respectively.

Moderate Allocation Index

The Moderate Allocation Index is a hypothetical combination of unmanaged indices. The composite index combines the total return of the S&P 500 and the Lehman Brothers Aggregate Bond Index at a weighting of 50% and 50%, respectively.

Moderate-Plus Allocation Index

The Moderate-Plus Allocation Index is a hypothetical combination of unmanaged indices. The composite index combines the total return of the S&P 500, the Lehman Brothers Aggregate Bond Index and the Morgan Stanley Capital International EAFE Index at a weighting of 60%, 25% and 15%, respectively.

Aggressive Allocation Index

The Aggressive Allocation Index is a hypothetical combination of unmanaged indices. The composite index combines the total return of the S&P 500, the Morgan Stanley Capital International EAFE Index and the Lehman Brothers Aggregate Bond Index at a weighting of 75%, 15% and 10%, respectively.

Lehman Brothers Aggregate Bond Index

This index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage passthrough securities, asset-backed securities, and commercial mortgage-based securities.

Morgan Stanley Capital International EAFE Index

This index contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East.

Russell 1000® Index

An unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000 Index, representing approximately 92% of the total market capitalization of the Russell 3000 Index.

Russell 1000® Growth Index

This index contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Russell 1000® Health Care Index

This index contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) that are deemed healthcare companies by the Russell sector classification scheme.

Russell 1000® Technology Index

This index contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 index) that are deemed technology companies by the Russell sector classification scheme. This sector includes securities in the following industries: computer hardware, computer software, communications technology, electrical & electronics, semiconductors, and scientific equipment & suppliers. The index is market value weighted.

Russell 1000® Value Index

This index contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

Russell 2500™ Growth Index

This index contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Russell 2500™ Value Index

This index contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell

NOTES ON PERFORMANCE

2000 Index) with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

Russell Mid Cap Growth Index

An unmanaged index that measures the performance of those companies among the smallest 800 securities in the Russell 1000 index with higher price-to-book ratios and higher forecasted growth values.

Russell Mid Cap Value Index

An unmanaged index that measures the performance of those companies among the smallest 800 securities in the Russell 1000 index with a less-than-average growth orientation.

Standard & Poor’s 500 Index

This index contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor’s to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

FUND ADVISER

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying Fund allocations for the Fund. The team is also responsible for the ongoing evaluation and selection of underlying Funds and monitoring the overall investment process and performance for the Fund.

PERFORMANCE RESULTS

Growth of a $10,000 Investment

1/10/05–10/31/06

Investment in Class Y Shares

Without Sales Charge

(non-standardized average annual returns)

as of 10/31/06

	1 Year	Since Inception*
Class A Shares	6.26%	3.82%
Class B Shares	5.58	3.28
Class C Shares	5.58	3.28
Class Y Shares	6.63	4.19
Conservative Allocation Index	7.37	4.91

*	All share classes have an inception date of 1/10/2005.
Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 10/31/06

	1 Year	Since Inception*
Class A Shares	1.23%	1.05%
Class B Shares	0.58	1.11
Class C Shares	4.58	3.28
Conservative Allocation Index	7.37	4.91

*	All share classes have an inception date of 1/10/2005.
Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 9/30/06

	1 Year	Since Inception*
Class A Shares	(0.76)%	0.49%
Class B Shares	(1.45)	0.52
Class C Shares	2.65	2.82
Conservative Allocation Index	5.09	4.44

*	All share classes have an inception date of 1/10/2005.
Returns for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

The Fund’s Class A shares returned 6.26% for the year ended October 31, 2006. The Fund’s benchmark, the Conservative Allocation Index, returned 7.37% over the same period.

Fund Highlights

Fiscal Year Ended October 31, 2006

As of October 31, 2006, the Fund was invested in 9 equity and 5 fixed income underlying funds. The Fund’s fixed income allocation consisted of investment grade bonds (73.4%) and high yield bonds (6.2%). The Fund’s equity allocation consisted of large cap growth stocks (4.2%), large cap value stocks (6.8%), international stocks (5.4%) and small and mid cap stocks (4.0%).

The 12-month period that ended on October 31, 2006 continued to produce rewarding results for well diversified investors. All major investment benchmarks finished the period with positive returns. In 2006, the U.S. economy continued its expansion for the fifth straight year, and it also was a year in which several leading stock market indicators finally recovered from the 2000-02 bear market, achieving new all-time highs.

Through the first six months of 2006, the U.S. stock market was virtually flat. However, an impressive market rally carried the S&P 500 Index up by 8.5% during the July-October (four-month) period. For the 12 months ended October 31, 2006, that benchmark of large U.S. stocks, the S&P 500, returned 16.3%. Small-cap U.S. equities performed even better over the same period, as the Russell 2000 Index produced a 20.0% return. The past year has been especially rewarding for portfolios that have diversified into more asset classes. Developed markets abroad returned 27.5% for the 12 months, as measured by the MSCI EAFE Index.

For the year ended October 31st, the fixed income markets generated strong returns, as the Lehman Aggregate Index returned 5.2% over the year. Most of this return came in August-October 2006, as it appeared that a long cycle of sustained Fed rate increases was nearing an end.

The Fund’s performance over this same period was aided by strong performance in the fixed income and large cap value underlying holdings. The AXA Enterprise Multimanager Value underlying Fund was the largest

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

equity contributor, while the AXA Enterprise Short Duration underlying Fund was the largest fixed income contributor.

Fund Allocation (as a percentage of Total Investment)

as of 10/31/06

AXA Enterprise Short Duration Bond Fund	38.1%
AXA Enterprise Government Securities Fund	18.3
AXA Enterprise Multimanager Core Bond Fund	16.2
AXA Enterprise Multimanager Value Fund	7.9
AXA Enterprise High Yield Bond Fund	6.3
AXA Enterprise Equity Income Fund	4.2
AXA Enterprise Multimanager International Equity Fund	2.4
AXA Enterprise Deep Value Fund	2.3
AXA Enterprise International Growth Fund	2.3
AXA Enterprise Growth Fund	1.0
AXA Enterprise Capital Appreciation Fund	0.6
AXA Enterprise Equity Fund	0.2
AXA Enterprise Multimanager Mid Cap Value Fund	0.1
AXA Enterprise Money Market Fund	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/06	Ending Account Value 10/31/06	Expenses Paid During Period* 5/1/06 - 10/31/06
Class A
Actual	$1,000.00	$1,031.30	$2.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.68	2.55

Class B
Actual	1,000.00	1,027.40	6.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.16	6.11

Class C
Actual	1,000.00	1,028.40	6.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.16	6.11

Class Y
Actual	1,000.00	1,032.30	1.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.20	1.02

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios of 0.50%, 1.20%, 1.20% and 0.20%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA ENTERPRISE MODERATE ALLOCATION FUND

FUND ADVISER

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying Fund allocations for the Fund. The team is also responsible for the ongoing evaluation and selection of underlying Funds and monitoring the overall investment process and performance for the Fund.

PERFORMANCE RESULTS

Growth of a $10,000 Investment

1/10/05–10/31/06

Investment in Class Y Shares

Without Sales Charge

(non-standardized average annual returns)

as of 10/31/06

	1 Year	Since Inception*
Class A Shares	9.52%	6.15%
Class B Shares	8.85	5.56
Class C Shares	8.74	5.56
Class Y Shares	9.99	6.63
Moderate Allocation Index	10.68	7.00

*	All share classes have an inception date of 1/10/2005.
Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 10/31/06

	1 Year	Since Inception*
Class A Shares	4.29%	3.32%
Class B Shares	3.85	3.42
Class C Shares	7.74	5.56
Moderate Allocation Index	10.68	7.00

*	All share classes have an inception date of 1/10/2005.
Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 9/30/06

	1 Year	Since Inception*
Class A Shares	0.58%	2.16%
Class B Shares	(0.01)	2.26
Class C Shares	3.89	4.53
Moderate Allocation Index	7.22	6.15

*	All share classes have an inception date of 1/10/2005.
Returns for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

The Fund’s Class A shares returned 9.52% for the year ended October 31, 2006. The Fund’s benchmark, the Moderate Allocation Index, returned 10.68% over the same period.

Fund Highlights

Fiscal Year Ended October 31, 2006

As of October 31, 2006, the Fund was invested in 12 equity and 5 fixed income underlying funds. The Fund’s fixed income allocation consisted of investment grade bonds (44.9%) and high yield bonds (4.1%). The Fund’s equity allocation consisted of large cap growth stocks (9.8%), large cap value stocks (12.5%), international stocks (15.1%) and small and mid cap stocks (13.6%).

The 12-month period that ended on October 31, 2006 continued to produce rewarding results for well diversified investors. All major investment benchmarks finished the period with positive returns. In 2006, the U.S. economy continued its expansion for the fifth straight year, and it also was a year in which several leading stock market indicators finally recovered from the 2000-02 bear market, achieving new all-time highs.

Through the first six months of 2006, the U.S. stock market was virtually flat. However, an impressive market rally carried the S&P 500 Index up by 8.5% during the July-October (four-month) period. For the 12 months ended October 31, 2006, that benchmark of large U.S. stocks, the S&P 500, returned 16.3%. Small-cap U.S. equities performed even better over the same period, as the Russell 2000 Index produced a 20.0% return. The past year has been especially rewarding for portfolios that have diversified into more asset classes. Developed markets abroad returned 27.5% for the 12 months, as measured by the MSCI EAFE Index.

For the year ended October 31, 2006, the fixed income markets generated strong returns, as the Lehman Aggregate Index returned 5.2% over the year. Most of this return came in August-October 2006, as it appeared that a long cycle of sustained Fed rate increases was nearing an end.

The Fund’s performance over this same period was aided by strong performance in the large cap value underlying holdings. The international, small/mid cap and fixed income asset classes also added notably to

AXA ENTERPRISE MODERATE ALLOCATION FUND

performance. The AXA Enterprise Multimanager Value underlying Fund was the largest equity contributor, with the AXA Enterprise Small Company Value and AXA Enterprise Multimanager International Equity underlying Funds also making meaningful contributions. The AXA Enterprise Short Duration underlying Fund was the largest fixed income contributor.

Fund Allocation (as a percentage of Total Investment Companies)

as of 10/31/06

AXA Enterprise Short Duration Bond Fund	21.0%
AXA Enterprise Multimanager Value Fund	14.4
AXA Enterprise Multimanager Core Bond Fund	12.3
AXA Enterprise Government Securities Fund	10.0
AXA Enterprise Multimanager International Equity Fund	7.8
AXA Enterprise International Growth Fund	7.3
AXA Enterprise Equity Income Fund	5.6
AXA Enterprise High Yield Bond Fund	4.2
AXA Enterprise Small Company Value Fund	4.1
AXA Enterprise Deep Value Fund	3.9
AXA Enterprise Capital Appreciation Fund	2.7
AXA Enterprise Growth Fund	2.7
AXA Enterprise Small Company Growth Fund	2.2
AXA Enterprise Equity Fund	1.6
AXA Enterprise Multimanager Mid Cap Growth Fund	0.1
AXA Enterprise Multimanager Mid Cap Value Fund	0.1
AXA Enterprise Money Market Fund	0.0	*

*	Less than 0.1%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/06	Ending Account Value 10/31/06	Expenses Paid During Period* 5/1/06 - 10/31/06
Class A
Actual	$1,000.00	$1,026.30	$2.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.68	2.55

Class B
Actual	1,000.00	1,023.50	6.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.16	6.11

Class C
Actual	1,000.00	1,022.60	6.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.16	6.11

Class Y
Actual	1,000.00	1,029.10	1.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.20	1.02

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios of 0.50%, 1.20%, 1.20% and 0.20%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND

FUND ADVISER

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying Fund allocations for the Fund. The team is also responsible for the ongoing evaluation and selection of underlying Funds and monitoring the overall investment process and performance for the Fund.

PERFORMANCE RESULTS

Growth of a $10,000 Investment

10/31/96–10/31/06

Investment in Class Y Shares

Without Sales Charge

(non-standardized average annual returns)

as of 10/31/06

	1 Year	5 Years	10 Years	Since Incept.
Class A Shares	14.03%	5.19%	4.32%	—
Class B Shares	13.29	4.62	3.87	—
Class C Shares	13.49	4.60	—	3.11	%*
Class Y Shares	14.57	5.63	4.75	—
Moderate-Plus Allocation Index	15.11	7.96	8.47	7.90	**

*	Class C shares inception date of 5/1/97.
**	Since Inception returns shown for the Indexes in the table above are calculated using an inception date of 4/30/97, as daily index values for this time period are not available for all indexes.

Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 10/31/06

	1 Year	5 Years	10 Years	Since Incept.
Class A Shares	8.63%	4.15%	3.82%	—
Class B Shares	8.29	4.29	3.87	—
Class C Shares	12.49	4.60	—	3.11	%*
Moderate-Plus Allocation Index	15.11	7.96	8.47	7.90	**

*	Class C shares inception date of 5/1/97.
**	Since Inception returns shown for the Indexes in the table above are calculated using an inception date of 4/30/97, as daily index values for this time period are not available for all indexes.

Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 9/30/06

	1 Year	5 Years	10 Years	Since Incept.
Class A Shares	3.50%	4.20%	3.83%	—
Class B Shares	2.98	4.32	3.87	—
Class C Shares	7.01	4.63	—	2.83	%*
Moderate-Plus Allocation Index	10.25	7.82	8.40	7.67	**

*	Class C shares inception date of 5/1/97.
**	Since Inception returns shown for the Indexes in the table above are calculated using an inception date of 4/30/97, as daily index values for this time period are not available for all indexes.

Returns for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

The Fund’s Class A shares returned 14.03% for the year ended October 31, 2006. The Fund’s benchmark, the Moderate-Plus Allocation Index, returned 15.11% over the same period.

Fund Highlights

Fiscal Year Ended October 31, 2006

As of October 31, 2006, the Fund was invested in 12 equity and 5 fixed income underlying funds. The Fund’s fixed income allocation consisted of investment grade bonds (28.6%). The Fund’s equity allocation consisted of large cap growth stocks (14.2%), large cap value stocks (17.7%), international stocks (21.8%) and small and mid cap stocks (17.7%).

The 12-month period that ended on October 31, 2006 continued to produce rewarding results for well diversified investors. All major investment benchmarks finished the period with positive returns. In 2006, the U.S. economy continued its expansion for the fifth straight year, and it also was a year in which several leading stock market indicators finally recovered from the 2000-02 bear market, achieving new all-time highs.

Through the first six months of 2006, the U.S. stock market was virtually flat. However, an impressive market rally carried the S&P 500 Index up by 8.5% during the July-October (four-month) period. For the 12 months ended October 31, 2006, that benchmark of large U.S. stocks, the S&P 500, returned 16.3%. Small-cap U.S. equities performed even better over the same period, as the Russell 2000 Index produced a 20.0% return. The past year has been especially rewarding for portfolios that have diversified into more asset classes. Developed markets abroad returned 27.5% for the 12 months, as measured by the MSCI EAFE Index.

For the year ended October 31st, the fixed income markets generated strong returns, as the Lehman Aggregate Index returned 5.2% over the year. Most of this return came in August-October 2006, as it appeared that a long cycle of sustained Fed rate increases was nearing an end.

The Fund’s performance over this same period was aided by strong performance in the international and large cap value underlying holdings.

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND

The AXA Enterprise Multimanager International Equity and AXA Enterprise Multimanager Value underlying Funds were the largest contributors.

Fund Allocation (as a percentage of Total Investment Companies)

as of 10/31/06

AXA Enterprise Multimanager Value Fund	21.3%
AXA Enterprise Multimanager International Equity Fund	13.9
AXA Enterprise Multimanager Core Bond Fund	9.7
AXA Enterprise Short Duration Bond Fund	9.1
AXA Enterprise Equity Income Fund	8.0
AXA Enterprise Government Securities Fund	7.8
AXA Enterprise International Growth Fund	6.6
AXA Enterprise Small Company Value Fund	6.4
AXA Enterprise Deep Value Fund	4.3
AXA Enterprise Growth Fund	4.1
AXA Enterprise Capital Appreciation Fund	3.7
AXA Enterprise Equity Fund	2.8
AXA Enterprise Small Company Growth Fund	2.2
AXA Enterprise Multimanager Mid Cap Growth Fund	0.0	*
AXA Enterprise Multimanager Mid Cap Value Fund	0.0	*

*	Less than 0.1%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/06	Ending Account Value 10/31/06	Expenses Paid During Period* 5/1/06 - 10/31/06
Class A
Actual	$1,000.00	$1,026.60	$2.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.68	2.55

Class B
Actual	1,000.00	1,022.00	6.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.16	6.11

Class C
Actual	1,000.00	1,023.40	6.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.16	6.11

Class Y
Actual	1,000.00	1,028.90	1.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.20	1.02

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios of 0.50%, 1.20%, 1.20% and 0.20%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

FUND ADVISER

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying Fund allocations for the Fund. The team is also responsible for the ongoing evaluation and selection of underlying Funds and monitoring the overall investment process and performance for the Fund.

PERFORMANCE RESULTS

Growth of a $10,000 Investment

1/10/05–10/31/06

Investment in Class Y Shares

Without Sales Charge

(non-standardized average annual returns)

as of 10/31/06

	1 Year	Since Incept.*
Class A Shares	16.90%	11.78%
Class B Shares	16.21	11.18
Class C Shares	16.13	11.08
Class Y Shares	17.39	12.22
Aggressive Allocation Index	16.84	11.13

*	All share classes have an inception date of 1/10/2005.
Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 10/31/06

	1 Year	Since Incept.*
Class A Shares	11.36%	8.80%
Class B Shares	11.21	9.13
Class C Shares	15.13	11.08
Aggressive Allocation Index	16.84	11.13

*	All share classes have an inception date of 1/10/2005.
Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 9/30/06

	1 Year	Since Incept.*
Class A Shares	4.96%	7.06%
Class B Shares	4.48	7.32
Class C Shares	8.49	9.46
Aggressive Allocation Index	11.33	9.75

*	All share classes have an inception date of 1/10/2005.
Returns for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

The Fund’s Class A shares returned 16.90% for the year ended October 31, 2006. The Fund’s benchmark, the Aggressive Allocation Index, returned 16.84% over the same period.

Fund Highlights

Fiscal Year Ended October 31, 2006

As of October 31, 2006, the Fund was invested in 12 equity and 2 fixed income underlying funds. The Fund’s fixed income allocation consisted of investment grade bonds (9.3%). The Fund’s equity allocation consisted of large cap growth stocks (18.1%), large cap value stocks (21.6%), international stocks (27.0%) and small and mid cap stocks (24.0%).

The 12-month period that ended on October 31, 2006 continued to produce rewarding results for well diversified investors. All major investment benchmarks finished the period with positive returns. In 2006, the U.S. economy continued its expansion for the fifth straight year, and it also was a year in which several leading stock market indicators finally recovered from the 2000-02 bear market, achieving new all-time highs.

Through the first six months of 2006, the U.S. stock market was virtually flat. However, an impressive market rally carried the S&P 500 Index up by 8.5% during the July-October (four-month) period. For the 12 months ended October 31, 2006, that benchmark of large U.S. stocks, the S&P 500, returned 16.3%. Small-cap U.S. equities performed even better over the same period, as the Russell 2000 Index produced a 20.0% return. The past year has been especially rewarding for portfolios that have diversified into more asset classes. Developed markets abroad returned 27.5% for the 12 months, as measured by the MSCI EAFE Index.

For the year ended October 31st, the fixed income markets generated strong returns, as the Lehman Aggregate Index returned 5.2% over the year. Most of this return came in August-October 2006, as it appeared that a long cycle of sustained Fed rate increases was nearing an end.

The Fund’s performance over this same period was aided by strong performance in the international and large cap value underlying holdings. The AXA Enterprise Multimanager International Equity and AXA Enterprise Multimanager Value underlying Funds were the largest contributors.

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

Fund Allocation (as a percentage of Total Investment Companies)

as of 10/31/06

AXA Enterprise Multimanager Value Fund	23.2%
AXA Enterprise Multimanager International Equity Fund	14.0
AXA Enterprise International Growth Fund	13.2
AXA Enterprise Equity Income Fund	10.2
AXA Enterprise Small Company Value Fund	7.8
AXA Enterprise Deep Value Fund	7.1
AXA Enterprise Growth Fund	7.1
AXA Enterprise Capital Appreciation Fund	5.1
AXA Enterprise Multimanager Core Bond Fund	3.9
AXA Enterprise Small Company Growth Fund	3.6
AXA Enterprise Government Securities Fund	2.8
AXA Enterprise Equity Fund	1.9
AXA Enterprise Multimanager Mid Cap Growth Fund	0.0	*
AXA Enterprise Multimanager Mid Cap Value Fund	0.0	*

*	Less than 0.1%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/06	Ending Account Value 10/31/06	Expenses Paid During Period* 5/1/06 - 10/31/06
Class A
Actual	$1,000.00	$1,023.10	$2.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.68	2.55

Class B
Actual	1,000.00	1,019.70	6.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.16	6.11

Class C
Actual	1,000.00	1,018.90	6.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.16	6.11

Class Y
Actual	1,000.00	1,024.80	1.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.20	1.02

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios of 0.50%, 1.20%, 1.20% and 0.20%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

FUND ADVISERS

•	AllianceBernstein L.P.

•	RCM Capital Management LLC

•	TCW Investment Management Company

PERFORMANCE RESULTS

Growth of a $10,000 Investment

12/31/01–10/31/06

Investment in Class Y Shares

Without Sales Charge

(non-standardized average annual returns)

as of 10/31/06

	1 Year	Since Incept.*
Class A Shares	2.66%	2.70%
Class B Shares	2.09	(0.49)
Class C Shares	2.09	(0.51)
Class P Shares	2.86	0.26
Class Y Shares	3.16	0.50
Russell 1000 Growth Index	10.84	2.30

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.
Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 10/31/06

	1 Year	Since Incept.*
Class A Shares	(2.24)%	0.05%
Class B Shares	(2.91)	(0.90)
Class C Shares	1.09	(0.51)
Class P Shares	(2.80)	(0.90)
Russell 1000 Growth Index	10.84	2.30

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.
Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 9/30/06

	1 Year	Since Incept.*
Class A Shares	(3.85)%	(1.51)%
Class B Shares	(4.68)	(1.50)
Class C Shares	(0.68)	(1.10)
Class P Shares	(4.50)	(1.53)
Russell 1000 Growth Index	6.04	1.60

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.
Returns for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

The Fund’s Class P shares returned 2.86% for the year ended October 31, 2006. The Fund’s benchmark, the Russell 1000 Growth Index, returned 10.84% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Fund’s performance relative to its benchmark, the Russell 1000 Growth Index. Performance quoted refers to the absolute performance of specific stocks for the year ended October 31, 2006 and should not be considered a measure of the stock’s actual performance contribution to this Fund. Factors that will determine how much a stock contributes to the Fund’s overall return will depend upon when the manager purchased the stock, how long it was held and its weighting in the Fund.

Fund Highlights

Fiscal Year Ended October 31, 2006

What helped performance over the year

•	Positions in Google and Apple Computer contributed the most to overall performance. An underweight position relative to the benchmark in Intel Corp. and an overweight in Network Appliance Inc. also contributed in the Information Technology sector.

•	Overweighting the outperforming Financial Services sector contributed. Goldman Sachs was a major contributor to returns from the sector.

•	Better stock selection relative to the benchmark in the Energy and Industrials sectors added to performance.

•	Gilead Sciences Inc. was also a top contributor. Gilead provides treatments for infectious diseases and receives royalties for Tamiflu, the leading treatment for flu (including avian flu).

•	An overweight position in Pixar and an underweight position in Home Depot were notable relative contributors in the Consumer Discretionary sector.

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

What hurt performance over the year

•	Adverse stock selection in the Information Technology sector was the largest detractor, with positions in Yahoo Inc., eBay Inc., Qualcom Inc., and Juniper Networks Inc. detracting the most. An overweight position in the sector relative to the benchmark also detracted.

•	Stock selection hurt performance in the Financials, Consumer Discretionary and Health Care sectors. Progressive Corp. was a notable detractor in Financials, Genentech in Health Care.

•	Underweighting the Industrials sector also detracted from performance.

Sector Weightings as of 10/31/06	% of Net Assets
Information Technology	29.7%
Health Care	22.6
Financials	17.7
Consumer Discretionary	9.2
Industrials	8.1
Consumer Staples	5.7
Energy	5.2
Cash and Other	1.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/06	Ending Account Value 10/31/06	Expenses Paid During Period* 5/1/06 - 10/31/06
Class A
Actual	$1,000.00	$982.40	$8.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.89	8.39

Class B
Actual	1,000.00	979.90	10.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.12	11.17

Class C
Actual	1,000.00	979.90	10.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.12	11.17

Class P
Actual	1,000.00	983.40	7.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.90	7.37

Class Y
Actual	1,000.00	984.50	6.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.16	6.11

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P, and Class Y shares annualized expense ratios of 1.65%, 2.20%, 2.20%, 1.45% and 1.20%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

FUND ADVISERS

•	AllianceBernstein L.P.

•	Janus Capital Management LLC

•	Thornburg Investment Management, Inc.

PERFORMANCE RESULTS

Growth of a $10,000 Investment

12/31/01–10/31/06

Investment in Class Y Shares

Without Sales Charge

(non-standardized average annual returns)

as of 10/31/06

	1 Year	Since Incept.*
Class A Shares	14.21%	9.35%
Class B Shares	13.54	4.29
Class C Shares	13.54	4.29
Class P Shares	14.42	5.08
Class Y Shares	14.67	5.33
S&P 500 Index	16.34	5.69

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.
Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 10/31/06

	1 Year	Since Incept.*
Class A Shares	8.74%	6.54%
Class B Shares	8.54	3.93
Class C Shares	12.54	4.29
Class P Shares	8.09	3.86
S&P 500 Index	16.34	5.69

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.
Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 9/30/06

	1 Year	Since Incept.*
Class A Shares	3.59%	5.02%
Class B Shares	3.14	3.31
Class C Shares	7.14	3.68
Class P Shares	2.99	3.25
S&P 500 Index	10.79	5.09

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.
Returns for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

The Fund’s Class P shares returned 14.42% for the year ended October 31, 2006. The Fund’s benchmark, the S&P 500 Index, returned 16.34% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Fund’s performance relative to its benchmark, the S&P 500 Index. Performance quoted refers to the absolute performance of specific stocks for the year ended October 31, 2006 and should not be considered a measure of the stock’s actual performance contribution to this Fund. Factors that will determine how much a stock contributes to the Fund’s overall return will depend upon when the manager purchased the stock, how long it was held and its weighting in the Fund.

Fund Highlights

Fiscal Year Ended October 31, 2006

What helped performance over the year

•	Research in Motion (RIM) was the largest single contributor to positive performance in the period. After trading down in the second quarter, the maker of the BlackBerry portable email device rebounded after reporting higher-than-expected earnings on the last day of the quarter.

•	NII Holdings Inc., which provides mobile telecommunications service primarily in Mexico, Brazil, and other Latin American countries, was a top contributor.

•	A number of consumer-related stocks did very well. Among these were Las Vegas Sands, which is being recognized for the potential value of its gaming property developments in Macau and Singapore; Comcast Corp. and DIRECTV Group, after rebounding from modest valuations in prior periods for their attractive annuity-like subscription revenue streams; and Abercrombie & Fitch Co., an apparel retailer.

•	An overweight relative to the benchmark in the Telecommunications Sector was a notable sector contributor.

•	Other notable individual contributors were Materials holdings Southern Copper Corp. and Rio Tinto, Energy holding Occidental Petroleum, Health Care holding Fisher Scientific, and Telecommunications Services holding Leap Wireless International.

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

What hurt performance over the year

•	Health Care stock selection and an overweight in the sector both detracted from performance. Notable detractors in this sector included Coventry Health Care Inc., Caremark RX Inc., UnitedHealth Group Inc. and Medtronic Inc.

•	Consumer Discretionary sector holding XM Satellite Radio Holdings Inc. disappointed as it was unable to sustain subscriber growth at anticipated levels.

•	Yahoo! was a significant detractor from Fund performance during the 12-month period. The stock recently declined upon announcement of another delay in Project Panama, its highly anticipated new search engine algorithm. Another Information Technology holding, Advanced Micro Devices, also disappointed. Performance was also hurt by an overweight in this sector.

•	An underweight in benchmark holding AT&T hurt relative performance.

•	American Greetings Corp. also fell during the year.

Sector Weightings as of 10/31/06	% of Net Assets
Information Technology	19.2%
Financials	17.6
Health Care	15.1
Consumer Discretionary	13.2
Energy	9.1
Industrials	7.5
Consumer Staples	7.3
Telecommunication Services	5.9
Materials	2.3
Utilities	1.5
Cash and Other	1.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/06	Ending Account Value 10/31/06	Expenses Paid During Period* 5/1/06 - 10/31/06
Class A
Actual	$1,000.00	$1,045.10	$8.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.89	8.39

Class B
Actual	1,000.00	1,041.80	11.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.12	11.17

Class C
Actual	1,000.00	1,041.80	11.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.12	11.17

Class P
Actual	1,000.00	1,046.00	7.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.90	7.37

Class Y
Actual	1,000.00	1,047.70	6.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.16	6.11

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P, and Class Y shares annualized expense ratios of 1.65%, 2.20%, 2.20%, 1.45% and 1.20%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA ENTERPRISE MULTIMANAGER VALUE FUND

FUND ADVISERS

•	AllianceBernstein L.P.

•	Institutional Capital LLC

•	MFS Investment Management

PERFORMANCE RESULTS

Growth of a $10,000 Investment

12/31/01–10/31/06

Investment in Class Y Shares

Without Sales Charge

(non-standardized average annual returns)

as of 10/31/06

	1 Year	Since Incept.*
Class A Shares	17.40%	11.87%
Class B Shares	16.72	7.58
Class C Shares	16.62	7.58
Class P Shares	17.56	8.35
Class Y Shares	17.88	8.67
Russell 1000 Value Index	21.46	10.23

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.
Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 10/31/06

	1 Year	Since Incept.*
Class A Shares	11.80%	9.01%
Class B Shares	11.72	7.26
Class C Shares	15.62	7.58
Class P Shares	11.06	7.09
Russell 1000 Value Index	21.46	10.23

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.
Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 9/30/06

	1 Year	Since Incept.*
Class A Shares	6.70%	7.45%
Class B Shares	6.36	6.65
Class C Shares	10.27	6.98
Class P Shares	5.93	6.48
Russell 1000 Value Index	14.62	9.68

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.
Returns for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

The Fund’s Class P shares returned 17.56% for the year ended October 31, 2006. The Fund’s benchmark, the Russell 1000 Value Index, returned 21.46% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Fund’s performance relative to its benchmark, the Russell 1000 Value Index. Performance quoted refers to the absolute performance of specific stocks for the year ended October 31, 2006 and should not be considered a measure of the stock’s actual performance contribution to this Fund. Factors that will determine how much a stock contributes to the Fund’s overall return will depend upon when the manager purchased the stock, how long it was held and its weighting in the Fund.

Fund Highlights

Fiscal Year Ended October 31, 2006

What helped performance over the year

•	Stock selection in the Industrials sector was the strongest contributor to relative performance., Two holdings within the sector that performed particularly well were CSX Corp. and defense contractor Lockheed Martin.

•	Stock selection within the Financials sector also contributed to results during the period. Investment banking firm Goldman Sachs Group in the Financial Services sector was one of the largest relative contributors in the Fund.

•	Halliburton Co. and Baxter International Inc. were other notable individual contributors.

•	An underweight relative to the benchmark in the Utilities sector was the largest sector contribution.

What hurt performance over the year

•	Stock selection and an underweight in the Telecommunication Services sector detracted from relative returns. The leading detractor was global communications company Sprint Nextel. Additionally, underweight positions in strong-performing Telecommunications companies Bellsouth and AT&T had a negative impact on relative performance.

AXA ENTERPRISE MULTIMANAGER VALUE FUND

•	During the period, Information Technology holdings detracted from returns. Microsoft detracted after the company reported disappointing fiscal third quarter results. Microsoft also had higher-than-expected operating expenses as management cited increased spending to market new products.

•	Stock selection and an overweight in the Consumer Staples sector also detracted, led by Wal Mart Stores Inc.

•	In the Consumer Discretionary sector, shares of Home Depot declined on fears of the impact of a slowing housing market. In addition, the company’s stock option grant practices and procedures became the focus of an informal investigation by the US Securities and Exchange Commission.

Sector Weightings as of 10/31/06	% of Net Assets
Financials	28.3%
Energy	11.6
Industrials	11.5
Health Care	10.2
Consumer Discretionary	9.7
Consumer Staples	7.7
Information Technology	7.7
Materials	4.6
Utilities	4.1
Telecommunication Services	2.4
Cash and Other	2.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/06	Ending Account Value 10/31/06	Expenses Paid During Period* 5/1/06 - 10/31/06
Class A
Actual	$1,000.00	$1,058.10	$8.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.89	8.39

Class B
Actual	1,000.00	1,055.40	11.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.12	11.17

Class C
Actual	1,000.00	1,054.60	11.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.12	11.17

Class P
Actual	1,000.00	1,059.80	7.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.90	7.37

Class Y
Actual	1,000.00	1,060.30	6.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.16	6.11

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P, and Class Y shares annualized expense ratios of 1.65%, 2.20%, 2.20%, 1.45% and 1.20%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

FUND ADVISERS

•	AllianceBernstein L.P.

•	Franklin Advisers, Inc.

•	Provident Investment Counsel, Inc.

PERFORMANCE RESULTS

Growth of a $10,000 Investment

12/31/01–10/31/06

Investment in Class Y Shares

Without Sales Charge

(non-standardized average annual returns)

as of 10/31/06

	1 Year	Since Incept.*
Class A Shares	12.92%	8.85%
Class B Shares	12.24	1.64
Class C Shares	12.37	1.62
Class P Shares	13.10	2.41
Class Y Shares	13.49	2.67
Russell Mid Cap Growth Index	14.51	7.85
Russell 2500 Growth Index†	16.56	7.20

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.
†	In 2006, the Investment Manager revised the Fund’s market index to be the Russell Mid Cap Growrth Index, which more closely reflects the securities in which the Fund invests.

Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 10/31/06

	1 Year	Since Incept.*
Class A Shares	7.60%	6.04%
Class B Shares	7.24	1.25
Class C Shares	11.37	1.62
Class P Shares	6.86	1.22
Russell Mid Cap Growth Index	14.51	7.85
Russell 2500 Growth Index†	16.56	7.20

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.
†	In 2006, the Investment Manager revised the Fund’s market index to be the Russell Mid Cap Growrth Index, which more closely reflects the securities in which the Fund invests.

Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 9/30/06

	1 Year	Since Incept.*
Class A Shares	(0.37)%	3.99%
Class B Shares	(1.00)	0.42
Class C Shares	3.11	0.81
Class P Shares	(1.01)	0.40
Russell Mid Cap Growth Index	7.03	7.14
Russell 2500 Growth Index†	6.53	6.25

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.
†	In 2006, the Investment Manager revised the Fund’s market index to be the Russell Mid Cap Growrth Index, which more closely reflects the securities in which the Fund invests.

Returns for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

The Fund’s Class P shares returned 13.10% for the year ended October 31, 2006. The Fund’s benchmark, the Russell Mid Cap Growth Index, returned 14.51% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Fund’s performance relative to its benchmark, the Russell Mid Cap Growth Index. Performance quoted refers to the absolute performance of specific stocks for the year ended October 31, 2006 and should not be considered a measure of the stock’s actual performance contribution to this Fund. Factors that will determine how much a stock contributes to the Fund’s overall return will depend upon when the manager purchased the stock, how long it was held and its weighting in the Fund.

Fund Highlights

Fiscal Year Ended October 31, 2006

What helped performance over the year

•	Stock selection within the Information Technology, Financials, and Energy sectors was the largest contributor to and relative performance for the year.

•	Financials holding CB Richard Ellis Group was the leading individual contributor to performance on a relative basis.

•	In Technology Services, an overweight position in Alliance Data Systems (Data Processing Services) produced positive results.

•	Allocation to the Telecommunications Services sector, where the Fund was overweight, and to the Consumer Discretionary sector, where the Fund was underweight, was a contributor to relative performance versus the benchmark.

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

•	Individual stock performances that led to strong absolute and relative return comparisons for the year include: NII Holdings Inc., American Reprographics, and Wellcare Health Plans.

What hurt performance over the year

•	Stock selection in Health Care hurt performance, specifically holdings in Dexcom Inc., United Surgical Partners and PDL Biopharma Inc.

•	Weak stock selection in the Consumer Discretionary area was led by fundamental operating and earnings disappointments on the part of Chico’s FAS Inc., and Getty Images Inc.

•	Stock selection in Industrials was also weak, led by UTI Worldwide Inc.

•	Information Technology holding PMC-Sierra Inc. detracted from performance.

Sector Weightings as of 10/31/06	% of Net Assets
Information Technology	23.0%
Consumer Discretionary	17.2
Health Care	15.3
Industrials	15.1
Financials	10.7
Energy	8.4
Telecommunication Services	4.8
Materials	2.7
Consumer Staples	1.2
Utilities	0.2
Cash and Other	1.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled

“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/06	Ending Account Value 10/31/06	Expenses Paid During Period* 5/1/06 - 10/31/06
Class A
Actual	$1,000.00	$934.10	$9.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.63	9.65

Class B
Actual	1,000.00	931.20	11.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.85	12.43

Class C
Actual	1,000.00	931.10	11.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.85	12.43

Class P
Actual	1,000.00	935.00	8.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.64	8.64

Class Y
Actual	1,000.00	936.50	7.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.90	7.37

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P, and Class Y shares annualized expense ratios of 1.90%, 2.45%, 2.45%, 1.70% and 1.45%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

FUND ADVISERS

•	AXA Rosenberg Investment Management LLC

•	TCW Investment Management Company

•	Wellington Management Company, LLP

PERFORMANCE RESULTS

Growth of a $10,000 Investment

12/31/01–10/31/06

Investment in Class Y Shares

Without Sales Charge

(non-standardized average annual returns)

as of 10/31/06

	1 Year	Since Incept.*
Class A Shares	18.25%	11.27%
Class B Shares	17.54	7.30
Class C Shares	17.58	7.27
Class P Shares	18.50	8.09
Class Y Shares	18.66	8.33
Russell Mid Cap Value Index	20.51	15.47
Russell 2500 Value Index†	19.87	15.09

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.
†	In 2006, the Investment Manager revised the Fund’s market index to be the Russell Mid Cap Value Index, which more closely reflects the securities in which the Fund invests.
Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 10/31/06

	1 Year	Since Incept.*
Class A Shares	12.61%	8.42%
Class B Shares	12.54	6.98
Class C Shares	16.58	7.27
Class P Shares	11.98	6.84
Russell Mid Cap Value Index	20.51	15.47
Russell 2500 Value Index†	19.87	15.09

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.
†	In 2006, the Investment Manager revised the Fund’s market index to be the Russell Mid Cap Value Index, which more closely reflects the securities in which the Fund invests.

Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 9/30/06

	1 Year	Since Incept.*
Class A Shares	4.35%	6.52%
Class B Shares	4.08	6.26
Class C Shares	8.00	6.56
Class P Shares	3.73	6.10
Russell Mid Cap Value Index	12.27	14.80
Russell 2500 Value Index†	11.13	14.27

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.
†	In 2006, the Investment Manager revised the Fund’s market index to be the Russell Mid Cap Value Index, which more closely reflects the securities in which the Fund invests.
Returns for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

The Fund’s Class P shares returned 18.50% for the year ended October 31, 2006. The Fund’s benchmark, the Russell Mid Cap Value Index, returned 20.51% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Fund’s performance relative to its benchmark, the Russell Mid Cap Value Index. Performance quoted refers to the absolute performance of specific stocks for the year ended October 31, 2006 and should not be considered a measure of the stock’s actual performance contribution to this Fund. Factors that will determine how much a stock contributes to the Fund’s overall return will depend upon when the manager purchased the stock, how long it was held and its weighting in the Fund.

Fund Highlights

Fiscal Year Ended October 31, 2006

What helped performance over the year

•	Strong stock selection in Information Technology was the leading contributor to relative performance, with contributions from Seagate Technology, LAM Research Corp., and MEMC Electrical Materials Inc. Not holding benchmark component Lucent Technologies Inc. also contributed to performance.

•	An overweight relative to the benchmark in the Industrials sector was a positive, with notable contributions coming from Emcor Group Inc. and Acuity Brands Inc.

•	Stock selection in Materials was additive, including Allegheny Technologies and Inco Ltd.

•	An underweight in the Utilities sector was also a relative contributor.

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

What hurt performance over the year

•	In stock selection, the Information Technology sector subtracted value with the largest negative contribution from holding Analog Devices.

•	Not holding benchmark component Archer Daniels Midland was the largest relative detractor from performance on an individual holding basis. Not holding Nucor Corp., Kerr McGee Corp. and Qwest Communications Inc. also dragged on performance.

•	Stock selection in Financials was also a detractor.

•	An overweight in the Health Care Sector relative to benchmark and an underweight in the Consumer Staples sector detracted from relative performance.

Sector Weightings as of 10/31/06	% of Net Assets
Financials	21.7%
Information Technology	18.9
Industrials	15.0
Consumer Discretionary	13.3
Health Care	9.4
Materials	7.2
Utilities	5.8
Energy	3.7
Consumer Staples	3.2
Telecommunication Services	0.8
Cash and Other	1.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/06	Ending Account Value 10/31/06	Expenses Paid During Period* 5/1/06 - 10/31/06
Class A
Actual	$1,000.00	$1,004.70	$9.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.63	9.65

Class B
Actual	1,000.00	1,001.60	12.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.85	12.43

Class C
Actual	1,000.00	1,001.60	12.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.85	12.43

Class P
Actual	1,000.00	1,005.40	8.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.64	8.64

Class Y
Actual	1,000.00	1,006.20	7.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.90	7.37

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P, and Class Y shares annualized expense ratios of 1.90%, 2.45%, 2.45%, 1.70% and 1.45%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

FUND ADVISERS

•	AllianceBernstein L.P.

•	J.P. Morgan Investment Management Inc.

•	Marsico Capital Management, LLC

PERFORMANCE RESULTS

Growth of a $10,000 Investment

12/31/01–10/31/06

Investment in Class Y Shares

Without Sales Charge

(non-standardized average annual returns)

as of 10/31/06

	1 Year	Since Incept.*
Class A Shares	28.41%	19.53%
Class B Shares	27.61	11.32
Class C Shares	27.61	11.32
Class P Shares	28.54	12.13
Class Y Shares	28.87	12.44
MSCI EAFE Index	27.52	14.10

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.

Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 10/31/06

	1 Year	Since Incept.*
Class A Shares	22.27%	16.47%
Class B Shares	22.61	11.04
Class C Shares	26.61	11.32
Class P Shares	21.51	10.83
MSCI EAFE Index	27.52	14.10

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.
Returns	for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 9/30/06

	1 Year	Since Incept.*
Class A Shares	13.99%	14.99%
Class B Shares	13.94	10.41
Class C Shares	17.93	10.71
Class P Shares	13.30	10.20
MSCI EAFE Index	19.16	13.45

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.
Returns	for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

The Fund’s Class P shares returned 28.54% for the year ended October 31, 2006. The Fund’s benchmark, the MSCI EAFE Index, returned 27.52% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Fund’s performance relative to its benchmark, the MSCI EAFE Index. Performance quoted refers to the absolute performance of specific stocks for the year ended October 31, 2006 and should not be considered a measure of the stock’s actual performance contribution to this Fund. Factors that will determine how much a stock contributes to the Fund’s overall return will depend upon when the manager purchased the stock, how long it was held and its weighting in the Fund.

Fund Highlights

Fiscal Year Ended October 31, 2006

What helped performance over the year

•	Strong stock selection in several sectors helped performance for the year. The Consumer Discretionary contribution was led by an overweight in German holding Continental AG, Financials by Japan’s Sumitomo Realty and Development, and Energy by an underweight position in United Kingdom holding British Petroleum.

•	A position in France-based manufacturer of carbon steel and alloy tubes Vallourec SA was the largest individual contributor to the Fund’s relative performance results in the period.

•	The Fund’s position in Latin America’s mobile communications provider America Movil was another area of strength. In addition, an underweighted posture in this relatively weak-performing industry group for the benchmark also helped performance.

•	Stock selection in Industrials added to performance.

•	Strong commodity prices and consolidation activity helped metal & mining stocks, particularly Arcelor and Xstrata PLC. During the period,

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

Xstrata completed the purchase of Falconbridge, while Mittal Steel completed its merger with Arcelor.

What hurt performance over the year

•	Overweight positions relative to the benchmark in several individual holdings were the largest detractor from performance. These included Japanese holdings Credit Saison Co., Sega Sammy Holdings Inc., and Seiyu, Swedish holding Ericsson L M Tel Co, and French company EADS. Underweight positions in UBS AG and Anglo American also detracted.

•	Underweight positions in the Financials, Industrials and Utilities sector all detracted for the year.

•	An overweight in the Energy sector detracted from relative returns as well.

Sector Weightings as of 10/31/06	% of Net Assets
Financials	31.3%
Consumer Discretionary	13.6
Materials	9.4
Industrials	9.3
Consumer Staples	7.7
Energy	7.1
Information Technology	6.3
Health Care	6.1
Utilities	3.1
Telecommunication Services	2.8
Cash and Other	3.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/06	Ending Account Value 10/31/06	Expenses Paid During Period* 5/1/06 - 10/31/06
Class A
Actual	$1,000.00	$1,019.00	$10.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.12	10.16

Class B
Actual	1,000.00	1,015.30	12.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.35	12.93

Class C
Actual	1,000.00	1,014.60	12.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.35	12.93

Class P
Actual	1,000.00	1,019.00	9.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.13	9.15

Class Y
Actual	1,000.00	1,020.20	7.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.39	7.88

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P, and Class Y shares annualized expense ratios of 2.00%, 2.55%, 2.55%, 1.80% and 1.55%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

FUND ADVISERS

•	Firsthand Capital Management, Inc.

•	RCM Capital Management LLC

•	Wellington Management Company, LLP

PERFORMANCE RESULTS

Growth of a $10,000 Investment

12/31/01–10/31/06

Investment in Class Y Shares

Without Sales Charge

(non-standardized average annual returns)

as of 10/31/06

	1 Year	Since Incept.*
Class A Shares	8.51%	6.63%
Class B Shares	7.98	0.92
Class C Shares	7.86	0.89
Class P Shares	8.82	1.68
Class Y Shares	9.08	1.92
Russell 1000 Index	16.02	6.32
Russell 1000 Technology Index	11.64	0.49

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.
Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 10/31/06

	1 Year	Since Incept.*
Class A Shares	3.40%	3.88%
Class B Shares	2.98	0.52
Class C Shares	6.86	0.89
Class P Shares	2.82	0.50
Russell 1000 Index	16.02	6.32
Russell 1000 Technology Index	11.64	0.49

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.
Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 9/30/06

	1 Year	Since Incept.*
Class A Shares	(0.19)%	2.97%
Class B Shares	(0.50)	0.14
Class C Shares	3.16	0.51
Class P Shares	(0.74)	0.09
Russell 1000 Index	10.25	5.69
Russell 1000 Technology Index	5.71	(0.56)

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.
Returns for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

The Fund’s Class P shares returned 8.82% for the year ended October 31, 2006. The Fund’s benchmark, the Russell 1000 Technology Index, returned 11.64% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Fund’s performance relative to its benchmark, the Russell 1000 Technology Index. Performance quoted refers to the absolute performance of specific stocks for the year ended October 31, 2006 and should not be considered a measure of the stock’s actual performance contribution to this Fund. Factors that will determine how much a stock contributes to the Fund’s overall return will depend upon when the manager purchased the stock, how long it was held and its weighting in the Fund.

Fund Highlights

Fiscal Year Ended October 31, 2006

What helped performance over the year

•	An overweight position relative to the benchmark in the Internet Software & Services sector was the leading contributor to performance. Google Inc. was a notable holding in this area.

•	Stock selection in Semiconductors & Semiconductor Equipment was additive, including an underweight position in Intel Corp.

•	An underweight position in Dell Inc. was also additive.

•	Software holdings Amdocs Ltd. and Mercury Interactive Co. contributed to performance for the year.

•	Stock selection in Communications Equipment, especially Research in Motion Ltd. and the Commercial Services & Supplies sector helped performance.

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

What hurt performance over the year

•	Offsetting the sector contribution was poor stock selection in the Internet Software & Services sector. Verisign Inc. Yahoo Inc. and eBay Inc. all detracted from performance.

•	The Fund suffered by being underweight several of the large benchmark stocks that did extremely well during the last year. These included Oracle Corp, Cisco Systems Inc., Hewlett Packard Co., and Apple Computer Inc.

Sector Weightings as of 10/31/06	% of Net Assets
Information Technology	87.2%
Industrials	3.3
Telecommunication Services	3.0
Consumer Discretionary	1.4
Health Care	1.3
Materials	0.2
Cash and Other	3.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/06	Ending Account Value 10/31/06	Expenses Paid During Period* 5/1/06 - 10/31/06
Class A
Actual	$1,000.00	$957.90	$10.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.37	10.92

Class B
Actual	1,000.00	954.80	13.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,011.59	13.69

Class C
Actual	1,000.00	953.80	13.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,011.59	13.69

Class P
Actual	1,000.00	958.10	9.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.38	9.91

Class Y
Actual	1,000.00	960.30	8.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.64	8.64

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P, and Class Y shares annualized expense ratios of 2.15%, 2.70%, 2.70%, 1.95% and 1.70%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

FUND ADVISERS

•	A I M Capital Management, Inc.

•	RCM Capital Management LLC

•	Wellington Management Company, LLP

PERFORMANCE RESULTS

Growth of a $10,000 Investment

12/31/01–10/31/06

Investment in Class Y Shares

Without Sales Charge

(non-standardized average annual returns)

as of 10/31/06

	1 Year	Since Incept.*
Class A Shares	8.98%	7.36%
Class B Shares	8.32	4.39
Class C Shares	8.42	4.41
Class P Shares	9.26	5.15
Class Y Shares	9.47	5.43
Russell 1000 Index	16.02	6.32
Russell 1000 Health Care Index	10.34	2.20

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.
Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 10/31/06

	1 Year	Since Incept.*
Class A Shares	3.78%	4.63%
Class B Shares	3.32	4.04
Class C Shares	7.42	4.41
Class P Shares	3.25	3.93
Russell 1000 Index	16.02	6.32
Russell 1000 Health Care Index	10.34	2.20

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.
Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 9/30/06

	1 Year	Since Incept.*
Class A Shares	(0.74)%	3.72%
Class B Shares	(1.16)	3.70
Class C Shares	2.66	4.07
Class P Shares	(1.31)	3.57
Russell 1000 Index	10.25	5.69
Russell 1000 Health Care Index	6.89	1.44

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.
Returns for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

The Fund’s Class P shares returned 9.26% for the year ended October 31, 2006. The Fund’s benchmark, the Russell 1000 Health Care Index, returned 10.34% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Fund’s performance relative to its benchmark, the Russell 1000 Health Care Index. Performance quoted refers to the absolute performance of specific stocks for the year ended October 31, 2006 and should not be considered a measure of the stock’s actual performance contribution to this Fund. Factors that will determine how much a stock contributes to the Fund’s overall return will depend upon when the manager purchased the stock, how long it was held and its weighting in the Fund.

Fund Highlights

Fiscal Year Ended October 31, 2006

What helped performance over the year

•	Stock selection in Biotechnology was the leading contributor to performance. Notable holdings included Vertex Pharmaceuticals, Abgenix Inc., Human Genome Sciences, and Amylin Pharmaceuticals.

•	An underweight in the Health Care Providers & Services sector relative to the benchmark added to performance.

•	Pharmaceutical stock selection was strong, including contributions from Shire PLC, Astrazeneca PLC, and Elan PLC. Shire PLC, a specialty pharmaceutical company focused in the areas of the central nervous system, gastrointestinal and human genetic therapies, was the largest individual contributor on a relative basis.

•	Stock selection in Healthcare Equipment & Supplies was additive.

What hurt performance over the year

•	During the reporting period, large cap pharmaceutical companies outperformed all other Health Care sectors. Throughout the period, the Fund maintained an underweight position in large cap pharmaceutical

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

companies relative to the benchmark, which detracted from performance somewhat. Underweights in pharmaceutical holdings Merck & Company Inc., Pfizer Inc. and Bristol Myers Squibb were notable detractors in the sector.

•	An overweight in the Biotechnology sector hurt performance, including overweight positions in Medimmune Inc., Neurocrine Biosciences, Nabi Biopharmaceutical, CV Therapeutis Inc., and PDL Biopharma Inc.

•	Stock selection in Health Care Providers & Services hurt performance, led by an overweight position in Aetna Inc.

Sector Weightings as of 10/31/06	% of Net Assets
Health Care	94.3%
Consumer Staples	0.7
Industrials	0.6
Financials	0.3
Materials	0.3
Cash and Other	3.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES :

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2006 and held for the entire six - month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/06	Ending Account Value 10/31/06	Expenses Paid During Period* 5/1/06 - 10/31/06
Class A
Actual	$1,000.00	$1,034.80	$11.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.37	10.92

Class B
Actual	1,000.00	1,031.10	13.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,011.59	13.69

Class C
Actual	1,000.00	1,032.00	13.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,011.59	13.69

Class P
Actual	1,000.00	1,035.70	10.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.38	9.91

Class Y
Actual	1,000.00	1,037.20	8.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.64	8.64

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P, and Class Y shares annualized expense ratios of 2.15%, 2.70%, 2.70%, 1.95% and 1.70%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

FUND ADVISERS

•	BlackRock Financial Management, Inc.

•	Pacific Investment Management Company, LLC

PERFORMANCE RESULTS

Growth of a $10,000 Investment

12/31/01–10/31/06

Investment in Class Y Shares

Without Sales Charge

(non-standardized average annual returns)

as of 10/31/06

	1 Year	Since Incept.*
Class A Shares	4.25%	2.48%
Class B Shares	3.67	3.57
Class C Shares	3.67	3.55
Class P Shares	4.46	4.33
Class Y Shares	4.71	4.60
Lehman Brothers Aggregate Bond Index	5.19	5.11

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.

Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 10/31/06

	1 Year	Since Incept.*
Class A Shares	(0.70)%	(0.14)%
Class B Shares	(1.33)	3.21
Class C Shares	2.67	3.55
Class P Shares	(0.22)	3.34
Lehman Brothers Aggregate Bond Index	5.19	5.11

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.

Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 9/30/06

	1 Year	Since Incept.*
Class A Shares	(2.08)%	(0.41)%
Class B Shares	(2.78)	3.15
Class C Shares	1.27	3.52
Class P Shares	(1.71)	3.28
Lehman Brothers Aggregate Bond Index	3.67	5.06

*	Inception for Class A is 12/13/04. All other share classes have an inception date of 12/31/01.

Returns for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

The Fund’s Class P shares returned 4.46% for the year ended October 31, 2006. The Fund’s benchmark, the Lehman Brothers Aggregate Bond Index, returned 5.19% over the same period.

Fund Highlights

Fiscal Year Ended October 31, 2006

What helped performance over the year

•	The Fund’s corporate security selection lifted performance.

•	The average credit rating of securities in the Fund was held at the AAA level during the reporting period.

•	For the first part of the year, the Fund’s above-benchmark duration was negative for performance, but this was more than offset with interest rates falling in the latter part of the period.

•	An overweight to mortgage-backed securities and mortgage security selection added to returns.

•	Holdings of municipal bonds helped performance, as these lower volatility assets typically outperform Treasuries when interest rates are rising.

•	Exposure to emerging market issues was positive as these markets benefited from improving economic fundamentals; continued credit quality upgrades, and spreads tightening to historic lows.

What hurt performance over the year

•	The Fund’s underweight to Agencies contributed negatively to performance, as that sector outperformed Treasuries during the year.

•	The Fund’s mortgage security selection also detracted from performance.

•	Underweighting corporate bonds hurt returns, as investors seeking to boost yield were drawn to those assets.

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

•	Diversification of interest rate exposure via an allocation to European and United Kingdom bonds hurt returns; their yields rose on prospects of stronger economic growth than in the U.S.

•	A modest tactical allocation to Treasury Inflation Protected Securities (TIPS) hurt performance as TIPS underperformed U.S. Treasury issues over the period.

Sector Weightings as of 10/31/06	% of Net Assets
U.S. Government and Agency	56.5%
Asset-Backed and Mortgage-Backed Securities	20.8
Corporate Bonds	15.5
Foreign Government Securities	3.2
Municipal Securities	1.1
Cash and Other	2.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/06	Ending Account Value 10/31/06	Expenses Paid During Period* 5/1/06 - 10/31/06

Class A
Actual	$1,000.00	$1,038.50	$6.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.90	6.36

Class B
Actual	1,000.00	1,036.60	9.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.13	9.15

Class C
Actual	1,000.00	1,035.60	9.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.13	9.15

Class P
Actual	1,000.00	1,039.50	5.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.91	5.35

Class Y
Actual	1,000.00	1,040.70	4.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.17	4.08

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P, and Class Y shares annualized expense ratios of 1.25%, 1.80%, 1.80%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

October 31, 2006

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Capital Appreciation Fund*‡	1,228	$46,134
AXA Enterprise Deep Value Fund‡	15,021	174,394
AXA Enterprise Equity Fund*‡	2,323	15,379
AXA Enterprise Equity Income Fund ‡	11,083	317,408
AXA Enterprise Government Securities Fund ‡	111,611	1,381,742
AXA Enterprise Growth Fund*‡	3,350	64,320
AXA Enterprise High Yield Bond Fund ‡	49,840	477,961
AXA Enterprise International Growth Fund ‡	9,157	177,093
AXA Enterprise Money Market Fund ‡	5,243	5,243
AXA Enterprise Multimanager Core Bond Fund ‡	124,209	1,225,938
AXA Enterprise Multimanager International Equity Fund ‡	11,369	183,488
AXA Enterprise Multimanager Mid Cap Value Fund ‡	890	11,629
AXA Enterprise Multimanager Value Fund ‡	43,862	593,455
AXA Enterprise Short Duration Bond Fund ‡	292,241	2,872,726

Total Investment Companies (100.1%) (Cost $7,384,392)		7,546,910

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.6%)
JPMorgan Chase Nassau
4.77%, 11/1/06 (Amortized Cost $45,110)	$45,110	45,110

Total Investments (100.7%) (Cost/Amortized Cost $7,429,502)		7,592,020
Other Assets Less Liabilities (-0.7%)		(51,072)

Net Assets (100%)		$7,540,948

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class Y shares.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2006

Investments in companies which were affiliates for the year ended October 31, 2006 were as follows:

Securities	Market Value October 31, 2005	Purchases at Cost	Sales at Cost	Market Value October 31, 2006	Dividend Income	Realized Gain (Loss)
AXA Enterprise Capital Appreciation Fund	$29,441	$24,761	$10,405	$46,134	$—	$(472)
AXA Enterprise Deep Value Fund	50,823	154,339	43,328	174,394	928	3,311
AXA Enterprise Equity Fund	—	25,630	10,491	15,379	—	(673)
AXA Enterprise Equity Income Fund	50,939	347,186	97,093	317,408	1,022	1,832
AXA Enterprise Government Securities Fund	467,472	1,220,174	323,682	1,381,742	45,920	(12,105)
AXA Enterprise Growth Fund	70,599	61,273	72,381	64,320	—	362
AXA Enterprise High Yield Bond Fund	163,190	441,513	131,794	477,961	25,412	(4,288)
AXA Enterprise International Growth Fund	—	214,542	46,110	177,093	—	(2,675)
AXA Enterprise Money Market Fund	5,013	230	—	5,243	217	—
AXA Enterprise Multimanager Core Bond Fund	410,625	1,175,058	382,598	1,225,938	37,802	(12,575)
AXA Enterprise Multimanager International Equity Fund	—	214,542	45,353	183,488	—	(1,917)
AXA Enterprise Multimanager Mid Cap Value Fund	9,801	1,059	—	11,629	—	1,059
AXA Enterprise Multimanager Value Fund	317,256	536,322	322,813	593,455	2,497	13,674
AXA Enterprise Short Duration Bond Fund	975,677	2,709,787	831,789	2,872,726	88,675	(12,550)

	$2,550,836	$7,126,416	$2,317,837	$7,546,910	$202,473	$(27,017)

Investment security transactions for the year ended October 31, 2006 were as follows:

Cost of Purchases:
Investment Companies	$7,126,416
Net Proceeds of Sales and Redemptions:
Investment Companies	$2,264,235

As of October 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$109,028
Aggregate gross unrealized depreciation	(1,525)

Net unrealized appreciation	$107,503

Federal income tax cost of investments	$7,484,517

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

October 31, 2006

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Capital Appreciation Fund*‡	18,364	$689,926
AXA Enterprise Deep Value Fund ‡	83,727	972,076
AXA Enterprise Equity Fund*‡	58,170	385,084
AXA Enterprise Equity Income Fund ‡	48,618	1,392,425
AXA Enterprise Government Securities Fund ‡	202,379	2,505,450
AXA Enterprise Growth Fund*‡	35,270	677,191
AXA Enterprise High Yield Bond Fund ‡	109,908	1,054,015
AXA Enterprise International Growth Fund ‡	94,040	1,818,743
AXA Enterprise Money Market Fund ‡	5,243	5,243
AXA Enterprise Multimanager Core Bond Fund ‡	310,766	3,067,259
AXA Enterprise Multimanager International Equity Fund ‡	120,949	1,952,116
AXA Enterprise Multimanager Mid Cap Growth Fund*‡	1,234	14,023
AXA Enterprise Multimanager Mid Cap Value Fund ‡	1,335	17,446
AXA Enterprise Multimanager Value Fund ‡	265,650	3,594,249
AXA Enterprise Short Duration Bond Fund ‡	535,122	5,260,250
AXA Enterprise Small Company Growth Fund ‡	16,688	572,059
AXA Enterprise Small Company Value Fund ‡	73,744	1,033,896

Total Investment Companies (99.3%) (Cost $23,963,357)		25,011,451

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (1.4%)
JPMorgan Chase Nassau
4.77%, 11/1/06 (Amortized Cost $360,039)	$360,039	360,039

Total Investments (100.7%) (Cost/Amortized Cost $24,323,396)		25,371,490
Other Assets Less Liabilities (-0.7%)		(171,958)

Net Assets (100%)		$25,199,532

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class Y shares.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2006

Investments in companies which were affiliates for the year ended October 31, 2006 were as follows:

Securities	Market Value October 31, 2005	Purchases at Cost	Sales at Cost	Market Value October 31, 2006	Dividend Income	Realized Gain (Loss)
AXA Enterprise Capital Appreciation Fund	$458,241	$589,766	$392,063	$689,926	$—	$7,633
AXA Enterprise Deep Value Fund	440,122	717,774	249,264	972,076	8,042	33,160
AXA Enterprise Equity Fund	186,860	257,584	59,763	385,084	—	(1,719)
AXA Enterprise Equity Income Fund	449,230	1,202,576	341,889	1,392,425	9,947	30,259
AXA Enterprise Government Securities Fund	903,986	1,827,608	242,159	2,505,450	77,097	(8,136)
AXA Enterprise Growth Fund	488,796	618,846	477,133	677,191	—	713
AXA Enterprise High Yield Bond Fund	365,089	782,902	101,719	1,054,015	51,047	(3,136)
AXA Enterprise International Growth Fund	—	1,903,520	178,684	1,818,743	—	(9,415)
AXA Enterprise Money Market Fund	5,013	230	—	5,243	217	—
AXA Enterprise Multimanager Core Bond Fund	1,116,297	2,212,659	293,207	3,067,259	88,159	(9,911)
AXA Enterprise Multimanager International Equity Fund	—	2,001,224	194,876	1,952,116	—	(7,963)
AXA Enterprise Multimanager Mid Cap Growth Fund	12,357	—	—	14,023	—	—
AXA Enterprise Multimanager Mid Cap Value Fund	14,703	1,589	—	17,446	—	1,589
AXA Enterprise Multimanager Value Fund	1,817,830	2,751,248	1,317,774	3,594,249	14,362	92,533
AXA Enterprise Short Duration Bond Fund	1,859,589	3,901,647	519,481	5,260,250	146,650	(7,638)
AXA Enterprise Small Company Growth Fund	223,324	381,692	95,509	572,059	—	12,327
AXA Enterprise Small Company Value Fund	442,187	646,082	174,901	1,033,896	—	16,957

	$8,783,624	$19,796,947	$4,638,422	$25,011,451	$395,521	$147,253

Investment security transactions for the year ended October 31, 2006 were as follows:

Cost of Purchases:
Investment Companies	$19,796,947
Net Proceeds of Sales and Redemptions:
Investment Companies	$4,567,107

As of October 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$987,109
Aggregate gross unrealized depreciation	(2,606)

Net unrealized appreciation	$984,503

Federal income tax cost of investments	$24,386,987

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

October 31, 2006

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Capital Appreciation Fund*‡	132,107	$4,963,262
AXA Enterprise Deep Value Fund ‡	493,274	5,726,909
AXA Enterprise Equity Fund*‡	572,719	3,791,403
AXA Enterprise Equity Income Fund ‡	372,389	10,665,208
AXA Enterprise Government Securities Fund ‡	840,210	10,401,797
AXA Enterprise Growth Fund*‡	286,182	5,494,698
AXA Enterprise International Growth Fund ‡	458,489	8,867,182
AXA Enterprise Multimanager Core Bond Fund ‡	1,305,175	12,882,073
AXA Enterprise Multimanager International Equity Fund ‡	1,148,965	18,544,293
AXA Enterprise Multimanager Mid Cap Growth Fund*‡	2,066	23,471
AXA Enterprise Multimanager Mid Cap Value Fund ‡	1,814	23,712
AXA Enterprise Multimanager Value Fund ‡	2,098,884	28,397,903
AXA Enterprise Short Duration Bond Fund ‡	1,240,515	12,194,262
AXA Enterprise Small Company Growth Fund ‡	85,880	2,943,954
AXA Enterprise Small Company Value Fund ‡	612,883	8,592,621

Total Investment Companies (99.9%) (Cost $122,027,998)		133,512,748

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.2%)
JPMorgan Chase Nassau
4.77%, 11/1/06 (Amortized Cost $265,966)	$265,966	265,966

Total Investments (100.1%) (Cost/Amortized Cost $122,293,964)		133,778,714
Other Assets Less Liabilities (-0.1%)		(196,751)

Net Assets (100%)		$133,581,963

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class Y shares.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2006

Investments in companies which were affiliates for the year ended October 31, 2006 were as follows:

Securities	Market Value October 31, 2005	Purchases at Cost	Sales at Cost	Market Value October 31, 2006	Dividend Income	Realized Gain (Loss)
AXA Enterprise Capital Appreciation Fund	$4,336,944	$691,095	$360,616	$4,963,262	$—	$(4,850)
AXA Enterprise Deep Value Fund	2,751,181	3,023,543	403,802	5,726,909	41,739	242,279
AXA Enterprise Equity Fund	4,035,434	219,398	417,491	3,791,403	—	6,143
AXA Enterprise Equity Income Fund	6,323,159	4,434,945	740,322	10,665,208	105,386	424,678
AXA Enterprise Government Securities Fund	9,160,215	1,922,105	704,091	10,401,797	438,782	(22,263)
AXA Enterprise Growth Fund	6,680,104	575,073	2,116,203	5,494,698	—	99,480
AXA Enterprise International Growth Fund	—	9,324,337	938,331	8,867,182	—	(31,233)
AXA Enterprise Multimanager Core Bond Fund	11,254,417	2,426,609	889,117	12,882,073	499,979	(27,718)
AXA Enterprise Multimanager International Equity Fund	23,958,398	2,404,557	10,531,192	18,544,293	258,491	2,997,848
AXA Enterprise Multimanager Mid Cap Growth Fund	20,682	—	—	23,471	—	—
AXA Enterprise Multimanager Mid Cap Value Fund	19,984	2,160	—	23,712	—	2,160
AXA Enterprise Multimanager Value Fund	22,265,912	5,419,801	2,360,618	28,397,903	140,518	857,429
AXA Enterprise Short Duration Bond Fund	9,657,855	3,358,853	842,214	12,194,262	455,842	(12,923)
AXA Enterprise Small Company Growth Fund	1,329,459	1,605,380	349,142	2,943,954	—	77,780
AXA Enterprise Small Company Value Fund	9,334,353	972,474	2,818,078	8,592,621	—	476,166

	$111,128,097	$36,380,330	$23,471,217	$133,512,748	$1,940,737	$5,084,976

Investment security transactions for the year ended October 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$36,380,330
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$25,520,508

As of October 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,826,597
Aggregate gross unrealized depreciation	(530,057)

Net unrealized appreciation	$11,296,540

Federal income tax cost of investments	$122,482,174

The Fund has a net capital loss carryforward of $18,787,906, of which $1,378,101 expires in the year 2009 and $17,409,805 expires in the year 2010.

Included in the capital loss carryforward amounts are $1,784,368 of losses acquired from the Enterprise Mid Cap Growth Fund as a result of a tax-free reorganization that occurred during the year ended 2003. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use in future years.

The Fund utilized $4,434,074 in capital loss carryforward during the fiscal year ended October 31, 2006.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

October 31, 2006

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Capital Appreciation Fund*‡	28,375	$1,066,045
AXA Enterprise Deep Value Fund ‡	127,294	1,477,886
AXA Enterprise Equity Fund*‡	59,571	394,359
AXA Enterprise Equity Income Fund ‡	73,467	2,104,086
AXA Enterprise Government Securities Fund ‡	46,549	576,279
AXA Enterprise Growth Fund*‡	77,011	1,478,613
AXA Enterprise International Growth Fund ‡	141,575	2,738,056
AXA Enterprise Multimanager Core Bond Fund ‡	82,062	809,954
AXA Enterprise Multimanager International Equity Fund ‡	179,224	2,892,668
AXA Enterprise Multimanager Mid Cap Growth Fund*‡	1,272	14,450
AXA Enterprise Multimanager Mid Cap Value Fund ‡	1,041	13,612
AXA Enterprise Multimanager Value Fund ‡	355,067	4,804,060
AXA Enterprise Small Company Growth Fund ‡	21,639	741,797
AXA Enterprise Small Company Value Fund ‡	115,115	1,613,914

Total Investment Companies (98.0%) (Cost $19,123,683)		20,725,779

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (1.3%)
JPMorgan Chase Nassau
4.77%, 11/1/06 (Amortized Cost $269,823)	$269,823	269,823

Total Investments (99.3%) (Cost/Amortized Cost $19,393,506)		20,995,602
Other Assets Less Liabilities (0.7%)		154,105

Net Assets (100%)		$21,149,707

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class Y shares.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2006

Investments in companies which were affiliates for the year ended October 31, 2006 were as follows:

Securities	Market Value October 31, 2005	Purchases at Cost	Sales at Cost	Market Value October 31, 2006	Dividend Income	Realized Gain (Loss)
AXA Enterprise Capital Appreciation Fund	$344,652	$788,987	$109,314	$1,066,045	$—	$(4,608)
AXA Enterprise Deep Value Fund	284,665	1,201,370	106,026	1,477,886	4,932	23,820
AXA Enterprise Equity Fund	169,535	240,523	7,180	394,359	—	(683)
AXA Enterprise Equity Income Fund. .	313,824	1,776,845	91,027	2,104,086	7,212	28,251
AXA Enterprise Government Securities Fund	129,354	467,262	24,122	576,279	15,490	(641)
AXA Enterprise Growth Fund	389,052	1,153,660	143,035	1,478,613	—	(3,204)
AXA Enterprise International Growth Fund	—	2,770,953	199,206	2,738,056	—	(8,625)
AXA Enterprise Multimanager Core Bond Fund	207,883	627,095	32,650	809,954	21,079	(765)
AXA Enterprise Multimanager International Equity Fund	1,456,459	2,307,448	1,267,474	2,892,668	19,652	100,879
AXA Enterprise Multimanager Mid Cap Growth Fund	12,733	—	—	14,450	—	—
AXA Enterprise Multimanager Mid Cap Value Fund	11,472	1,240	—	13,612	—	1,240
AXA Enterprise Multimanager Value Fund	1,205,603	3,386,907	196,470	4,804,060	9,574	56,765
AXA Enterprise Small Company Growth Fund	107,427	621,987	40,832	741,797	—	4,394
AXA Enterprise Small Company Value Fund	516,591	1,108,333	187,270	1,613,914	—	19,061

	$5,149,250	$16,452,610	$2,404,606	$20,725,779	$77,939	$215,884

Investment security transactions for the year ended October 31, 2006 were as follows:

Cost of Purchases:
Investment Companies	$16,452,610
Net Proceeds of Sales and Redemptions:
Investment Companies	$2,388,511

As of October 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,557,596
Aggregate gross unrealized depreciation	(3,038)

Net unrealized appreciation	$1,554,558

Federal income tax cost of investments	$19,441,044

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

PORTFOLIO OF INVESTMENTS

October 31, 2006

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.2%)
Hotels, Restaurants & Leisure (1.1%)
Marriott International, Inc., Class A	1,325	$55,345
Starbucks Corp.*	253	9,551
Starwood Hotels & Resorts Worldwide, Inc.	930	55,558

		120,454

Household Durables (0.8%)
Pulte Homes, Inc.	2,750	85,223

Internet & Catalog Retail (1.7%)
Amazon.com, Inc.*	4,700	179,023
Coldwater Creek, Inc.*	320	9,757

		188,780

Media (1.8%)
Comcast Corp., Class A*	3,555	144,582
Walt Disney Co.	1,650	51,909

		196,491

Multiline Retail (1.5%)
J.C. Penney Co., Inc.	910	68,459
Kohl’s Corp.*	1,090	76,954
Target Corp.	300	17,754

		163,167

Specialty Retail (0.8%)
Best Buy Co., Inc.	530	29,283
Dick’s Sporting Goods, Inc.*	380	18,909
Lowe’s Cos., Inc.	1,080	32,551

		80,743

Textiles, Apparel & Luxury Goods (1.5%)
Coach, Inc.*	2,435	96,523
Polo Ralph Lauren Corp.	620	44,020
Under Armour, Inc., Class A*	460	21,321

		161,864

Total Consumer Discretionary		996,722

Consumer Staples (5.7%)
Beverages (0.9%)
PepsiCo, Inc.	1,525	96,746

Food & Staples Retailing (1.9%)
Wal-Mart Stores, Inc.	1,080	53,223
Walgreen Co.	3,025	132,132
Whole Foods Market, Inc.	360	22,982

		208,337

Household Products (2.9%)
Clorox Co.	580	37,444
Colgate-Palmolive Co.	705	45,099
Procter & Gamble Co.	3,595	227,887

		310,430

Total Consumer Staples		615,513

Energy (5.2%)
Energy Equipment & Services (4.5%)
Baker Hughes, Inc.	460	31,763
Schlumberger Ltd.	5,830	367,757
Transocean, Inc.*	710	51,503
Weatherford International Ltd.*	980	40,258

		491,281

Oil, Gas & Consumable Fuels (0.7%)
Canadian Natural Resources Ltd.	1,350	70,403

Total Energy		561,684

Financials (17.7%)
Capital Markets (4.8%)
Charles Schwab Corp.	2,900	52,838
Franklin Resources, Inc.	590	67,236
Goldman Sachs Group, Inc.	1,150	218,259
Legg Mason, Inc.	1,160	104,423
Merrill Lynch & Co., Inc.	730	63,817
State Street Corp.	290	18,627

		525,200

Commercial Banks (1.9%)
Commerce Bancorp, Inc./New Jersey	3,600	125,712
U.S. Bancorp	1,125	38,070
Zions Bancorp	570	45,828

		209,610

Consumer Finance (1.4%)
SLM Corp.	3,130	152,368

Diversified Financial Services (2.5%)
Chicago Mercantile Exchange Holdings, Inc.	205	102,705
Citigroup, Inc.	1,365	68,468
JPMorgan Chase & Co.	1,868	88,618
NYSE Group, Inc.*	120	8,879

		268,670

Insurance (4.9%)
American International Group, Inc.	3,050	204,869
Everest Reinsurance Group Ltd.	400	39,672
MetLife, Inc.	830	47,418
Progressive Corp.	9,850	238,074

		530,033

Real Estate Management & Development (0.7%)
CB Richard Ellis Group, Inc., Class A*	2,380	71,471

Thrifts & Mortgage Finance (1.5%)
Countrywide Financial Corp.	4,300	163,916

Total Financials		1,921,268

Health Care (22.6%)
Biotechnology (8.5%)
Amgen, Inc.*	2,290	173,834
Celgene Corp.*	1,525	81,496
Genentech, Inc.*	4,825	401,922
Genzyme Corp.*	1,750	118,143
Gilead Sciences, Inc.*	2,195	151,235

		926,630

Health Care Equipment & Supplies (3.8%)
Alcon, Inc.	690	73,195
Medtronic, Inc.	750	36,510
St. Jude Medical, Inc.*	1,010	34,694
Stryker Corp.	800	41,832
Varian Medical Systems, Inc.*	2,250	123,435
Zimmer Holdings, Inc.*	1,400	100,814

		410,480

Health Care Providers & Services (4.6%)
Caremark Rx, Inc.	2,660	130,952
Medco Health Solutions, Inc.*	610	32,635
UnitedHealth Group, Inc.	2,290	111,706
WellPoint, Inc.*	2,940	224,381

		499,674

Health Care Technology (0.6%)
Cerner Corp.*	1,350	65,218

Pharmaceuticals (5.1%)
Abbott Laboratories	1,425	67,702
Eli Lilly & Co.	620	34,726
Johnson & Johnson	1,275	85,935
Merck & Co., Inc.	2,730	123,997
Novartis AG (ADR)	1,450	88,058
Schering-Plough Corp.	2,000	44,280

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2006

	Number of Shares	Value (Note 1)
Teva Pharmaceutical Industries Ltd. (ADR)	3,440	$113,417

		558,115

Total Health Care		2,460,117

Industrials (8.1%)
Aerospace & Defense (3.0%)
Boeing Co.	2,060	164,511
United Technologies Corp.	2,480	162,986

		327,497

Air Freight & Logistics (1.3%)
Expeditors International of Washington, Inc.	2,100	99,561
FedEx Corp.	390	44,671

		144,232

Commercial Services & Supplies (0.2%)
Corporate Executive Board Co.	220	19,760

Electrical Equipment (0.4%)
Emerson Electric Co.	480	40,512

Industrial Conglomerates (2.6%)
General Electric Co.	8,195	287,727

Machinery (0.6%)
Danaher Corp.	860	61,722

Total Industrials		881,450

Information Technology (29.7%)
Communications Equipment (5.1%)
Cisco Systems, Inc.*	1,850	44,640
Motorola, Inc.	4,680	107,921
QUALCOMM, Inc.	11,020	401,018

		553,579

Computers & Peripherals (7.2%)
Apple Computer, Inc.*	3,475	281,753
Dell, Inc.*	2,400	58,392
Hewlett-Packard Co.	2,325	90,071
Network Appliance, Inc.*	8,200	299,300
Sun Microsystems, Inc.*	9,910	53,811

		783,327

Electronic Equipment & Instruments (0.4%)
Amphenol Corp., Class A	690	46,851

Internet Software & Services (8.1%)
eBay, Inc.*	6,270	201,455
Google, Inc., Class A*	1,139	542,608
Yahoo!, Inc.*	5,055	133,149

		877,212

IT Services (1.2%)
Cognizant Technology Solutions Corp., Class A*	940	70,763
Infosys Technologies Ltd. (ADR)	840	43,764
Iron Mountain, Inc.*	390	16,915

		131,442

Semiconductors & Semiconductor Equipment (3.9%)
Advanced Micro Devices, Inc.*	4,370	92,950
Broadcom Corp., Class A*	5,205	157,555
Intel Corp.	2,575	54,950
Marvell Technology Group Ltd.*	3,300	60,324
NVIDIA Corp.*	1,580	55,095

		420,874

Software (3.8%)
Autodesk, Inc.*	1,105	40,609
Electronic Arts, Inc.*	745	39,403
Microsoft Corp.	3,225	92,590
Salesforce.com, Inc.*	4,750	185,345
SAP AG (Sponsored ADR)	1,180	58,575

		416,522

Total Information Technology		3,229,807

Total Common Stocks (98.2%) (Cost $8,550,403)		10,666,561

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (2.4%)
JPMorgan Chase Nassau
4.77%, 11/1/06 (Amortized Cost $264,829)	$264,829	264,829

Total Investments (100.6%) (Cost/Amortized Cost $8,815,232)		10,931,390
Other Assets Less Liabilities (-0.6%)		(67,679)

Net Assets (100%)		$10,863,711

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the year ended October 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$5,298,871
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$5,712,701

As of October 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for fed- eral income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,205,484
Aggregate gross unrealized depreciation	(160,965)

Net unrealized appreciation	$2,044,519

Federal income tax cost of investments	$8,886,871

For the year ended October 31, 2006, the Fund incurred approximately $11 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $1,076,238 of which $655,194 expires in the year 2011 and $421,044 expires in the year 2012. The Fund utilized $762,698 in capital loss carryforward during the fiscal year ended October 31, 2006.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS

October 31, 2006

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.2%)
Auto Components (0.3%)
Autoliv, Inc.	375	$21,326
BorgWarner, Inc.	150	8,625
Magna International, Inc., Class A	150	11,220

		41,171

Automobiles (1.0%)
DaimlerChrysler AG	225	12,809
Peugeot S.A.	1,500	86,173
Toyota Motor Corp. (ADR)	200	23,600

		122,582

Hotels, Restaurants & Leisure (2.9%)
Las Vegas Sands Corp.*	1,600	121,920
McDonald’s Corp.	1,400	58,688
MGM MIRAGE*	2,115	90,987
Starbucks Corp.*	2,610	98,528

		370,123

Internet & Catalog Retail (0.6%)
IAC/InterActiveCorp*	2,585	80,083

Leisure Equipment & Products (0.1%)
Mattel, Inc.	700	15,841

Media (3.9%)
CBS Corp., Class B	1,262	36,522
Comcast Corp., Class A*	1,650	67,106
Comcast Corp., Special Class A*	4,965	200,983
DIRECTV Group, Inc.*	4,491	100,060
Interpublic Group of Cos., Inc.*	1,300	14,183
Time Warner, Inc.	2,600	52,026
Viacom, Inc., Class B*	462	17,981
Walt Disney Co.	200	6,292

		495,153

Multiline Retail (2.0%)
Family Dollar Stores, Inc.	275	8,099
Nordstrom, Inc.	1,545	73,156
Saks, Inc.	650	12,571
Target Corp.	2,700	159,786

		253,612

Specialty Retail (2.2%)
Abercrombie & Fitch Co.	1,200	91,980
Gap, Inc.	750	15,765
Home Depot, Inc.	1,005	37,516
Limited Brands, Inc.	1,200	35,364
Office Depot, Inc.*	1,100	46,189
Staples, Inc.	1,787	46,087

		272,901

Textiles, Apparel & Luxury Goods (0.2%)
Jones Apparel Group, Inc.	650	21,710

Total Consumer Discretionary		1,673,176

Consumer Staples (7.3%)
Beverages (1.3%)
Coca-Cola Co.	1,200	56,064
PepsiCo, Inc.	1,755	111,337

		167,401

Food & Staples Retailing (2.4%)
Kroger Co.	1,500	33,735
Rite Aid Corp.*	18,800	87,984
Safeway, Inc.	450	13,212
Sysco Corp.	2,475	86,575
Wal-Mart Stores, Inc.	500	24,640
Whole Foods Market, Inc.	970	61,925

		308,071

Food Products (1.1%)
Bunge Ltd.	175	11,220
Cadbury Schweppes plc (ADR)	980	39,778
ConAgra Foods, Inc.	1,200	31,380
Kellogg Co.	600	30,186
Sara Lee Corp.	1,500	25,650

		138,214

Household Products (1.8%)
Colgate-Palmolive Co.	575	36,783
Kimberly-Clark Corp.	500	33,260
Procter & Gamble Co.	2,530	160,377

		230,420

Tobacco (0.7%)
Altria Group, Inc.	1,025	83,363

Total Consumer Staples		927,469

Energy (9.1%)
Energy Equipment & Services (0.7%)
GlobalSantaFe Corp.	600	31,140
Halliburton Co.	1,210	39,144
Rowan Cos., Inc.	500	16,690

		86,974

Oil, Gas & Consumable Fuels (8.4%)
Apache Corp.	1,700	111,044
BP plc (Sponsored ADR)	425	28,518
Chevron Corp.	3,042	204,422
ConocoPhillips	2,125	128,010
EOG Resources, Inc.	1,415	94,140
Exxon Mobil Corp.	4,575	326,746
Marathon Oil Corp.	400	34,560
Occidental Petroleum Corp.	935	43,889
Royal Dutch Shell plc (ADR)	150	10,443
Total S.A. (Sponsored ADR)	300	20,442
Valero Energy Corp.	1,270	66,459

		1,068,673

Total Energy		1,155,647

Financials (17.6%)
Capital Markets (3.5%)
Charles Schwab Corp.	6,300	114,786
Goldman Sachs Group, Inc.	50	9,490
Merrill Lynch & Co., Inc.	2,195	191,887
Morgan Stanley	75	5,732
optionsXpress Holdings, Inc.	1,900	59,052
UBS AG (Registered)	880	52,659
Waddell & Reed Financial, Inc.	475	12,112

		445,718

Commercial Banks (1.9%)
Comerica, Inc.	400	23,276
HSBC Holdings plc	4,700	88,681
KeyCorp	825	30,640
National City Corp.	775	28,869
U.S. Bancorp	1,100	37,224
Wachovia Corp.	200	11,100
Wells Fargo & Co.	750	27,218

		247,008

Consumer Finance (1.2%)
American Express Co.	2,550	147,415

Diversified Financial Services (4.0%)
Bank of America Corp.	2,000	107,740
Citigroup, Inc.	4,600	230,736
JPMorgan Chase & Co.	1,675	79,462
NYSE Group, Inc.*	1,200	88,788

		506,726

Insurance (4.0%)
ACE Ltd.	400	22,900
Allstate Corp.	150	9,204
American International Group, Inc.	3,200	214,944
Chubb Corp.	650	34,548

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2006

	Number of Shares	Value (Note 1)
Genworth Financial, Inc., Class A	1,000	$33,440
Hartford Financial Services Group, Inc.	275	23,972
MBIA, Inc.	300	18,606
MetLife, Inc.	650	37,134
Old Republic International Corp.	325	7,322
Prudential Financial, Inc.	150	11,540
St. Paul Travelers Cos., Inc.	777	39,728
UnumProvident Corp.	1,100	21,758
XL Capital Ltd., Class A	400	28,220

		503,316

Thrifts & Mortgage Finance (3.0%)
Fannie Mae	2,895	171,558
Freddie Mac	2,248	155,090
MGIC Investment Corp.	200	11,752
Washington Mutual, Inc.	875	37,012

		375,412

Total Financials		2,225,595

Health Care (15.1%)
Biotechnology (3.4%)
Amgen, Inc.*	2,195	166,622
Celgene Corp.*	1,300	69,472
Genentech, Inc.*	965	80,385
Gilead Sciences, Inc.*	1,565	107,829

		424,308

Health Care Equipment & Supplies (0.9%)
Alcon, Inc.	300	31,824
Cytyc Corp.*	1,000	26,420
Zimmer Holdings, Inc.*	775	55,808

		114,052

Health Care Providers & Services (3.7%)
AmerisourceBergen Corp.	400	18,880
Caremark Rx, Inc.	3,155	155,321
Coventry Health Care, Inc.*	2,295	107,750
McKesson Corp.	250	12,523
UnitedHealth Group, Inc.	1,185	57,804
WellPoint, Inc.*	1,600	122,112

		474,390

Health Care Technology (0.6%)
Eclipsys Corp.*	3,796	80,437

Life Sciences Tools & Services (1.0%)
Fisher Scientific International, Inc.*	1,470	125,861

Pharmaceuticals (5.5%)
Abbott Laboratories	100	4,751
Eli Lilly & Co.	750	42,007
Johnson & Johnson	3,284	221,342
Merck & Co., Inc.	1,375	62,452
Pfizer, Inc.	10,830	288,619
Sanofi-Aventis (ADR)	1,485	63,395
Wyeth	150	7,655

		690,221

Total Health Care		1,909,269

Industrials (7.5%)
Aerospace & Defense (0.6%)
Boeing Co.	600	47,916
Northrop Grumman Corp.	500	33,195

		81,111

Air Freight & Logistics (0.5%)
FedEx Corp.	510	58,415
United Parcel Service, Inc., Class B	125	9,419

		67,834

Airlines (0.9%)
JetBlue Airways Corp.*	8,700	109,272

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	400	25,256

Electrical Equipment (0.2%)
Cooper Industries Ltd., Class A	225	20,126

Industrial Conglomerates (3.9%)
General Electric Co.	12,630	443,439
Textron, Inc.	325	29,552
Tyco International Ltd.	550	16,187

		489,178

Machinery (0.6%)
Eaton Corp.	500	36,215
Ingersoll-Rand Co., Ltd., Class A	250	9,178
SPX Corp.	500	28,760

		74,153

Road & Rail (0.6%)
CSX Corp.	1,300	46,371
Norfolk Southern Corp.	700	36,799

		83,170

Total Industrials		950,100

Information Technology (19.2%)
Communications Equipment (3.7%)
ADC Telecommunications, Inc.*	700	10,017
Cisco Systems, Inc.*	2,500	60,325
Corning, Inc.*	2,600	53,118
Motorola, Inc.	4,775	110,112
Nokia Oyj (ADR)	1,300	25,844
QUALCOMM, Inc.	4,755	173,034
Research In Motion Ltd.*	245	28,783
Tellabs, Inc.*	1,000	10,540

		471,773

Computers & Peripherals (4.8%)
Apple Computer, Inc.*	2,175	176,349
Dell, Inc.*	3,700	90,021
EMC Corp.*	5,120	62,720
Hewlett-Packard Co.	3,145	121,837
International Business Machines Corp.	850	78,480
Lexmark International, Inc., Class A*	350	22,257
SanDisk Corp.*	1,180	56,758

		608,422

Electronic Equipment & Instruments (0.4%)
Arrow Electronics, Inc.*	300	8,955
Flextronics International Ltd.*	900	10,440
Sanmina-SCI Corp.*	3,200	12,640
Solectron Corp.*	4,400	14,696
Tech Data Corp.*	250	9,837

		56,568

Internet Software & Services (2.7%)
Google, Inc., Class A*	378	180,075
Yahoo!, Inc.*	6,385	168,181

		348,256

IT Services (1.3%)
Accenture Ltd., Class A	700	23,037
BearingPoint, Inc.*	11,960	99,627
Ceridian Corp.*	250	5,893
Electronic Data Systems Corp.	1,350	34,195

		162,752

Semiconductors & Semiconductor Equipment (2.5%)
Advanced Micro Devices, Inc.*	2,600	55,302
Agere Systems, Inc.*	1,110	18,848
Intel Corp.	750	16,005
Samsung Electronics Co., Ltd. (GDR)§	348	112,836
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,400	13,580

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2006

	Number of Shares	Value (Note 1)
Texas Instruments, Inc.	3,275	$98,839

		315,410

Software (3.8%)
Adobe Systems, Inc.*	1,525	58,331
Microsoft Corp.	9,300	267,003
Oracle Corp.*	6,300	116,361
SAP AG (Sponsored ADR)	710	35,245

		476,940

Total Information Technology		2,440,121

Materials (2.3%)
Chemicals (1.0%)
Air Products & Chemicals, Inc.	1,400	97,538
Ashland, Inc.	125	7,387
Lubrizol Corp.	500	22,500

		127,425

Containers & Packaging (0.3%)
Crown Holdings, Inc.*	675	13,122
Owens-Illinois, Inc.*	1,050	17,430
Smurfit-Stone Container Corp.*	1,000	10,660

		41,212

Metals & Mining (1.0%)
Southern Copper Corp.	2,400	123,312

Total Materials		291,949

Telecommunication Services (5.9%)
Diversified Telecommunication Services (2.7%)
AT&T, Inc.	700	23,975
BellSouth Corp.	1,500	67,650
Chunghwa Telecom Co., Ltd. (ADR)	4,878	89,219
Embarq Corp.	110	5,318
Level 3 Communications, Inc.*	17,900	94,691
Verizon Communications, Inc.	1,650	61,050

		341,903

Wireless Telecommunication Services (3.2%)
American Tower Corp., Class A*	4,000	144,080
Crown Castle International Corp.*	900	30,285
Leap Wireless International, Inc.*	720	39,931
NII Holdings, Inc.*	2,365	153,796
Sprint Nextel Corp.	2,200	41,118

		409,210

Total Telecommunication Services .		751,113

Utilities (1.5%)
Electric Utilities (0.7%)
Entergy Corp.	1,000	85,830

Independent Power Producers & Energy Traders (0.7%)
Constellation Energy Group, Inc.	500	31,200
TXU Corp.	890	56,185

		87,385

Multi-Utilities (0.1%)
Dominion Resources, Inc.	225	18,223

Total Utilities		191,438

Total Common Stocks (98.7%) (Cost $10,528,052)		12,515,877

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (0.8%)
Prudential Funding LLC
5.28%, 11/1/06 (p)	$100,000	99,985

Time Deposit (1.0%)
JPMorgan Chase Nassau
4.77%, 11/1/06	122,967	122,967

Total Short-Term Investments (1.8%) (Cost/Amortized Cost $222,967)		222,952

Total Investments (100.5%) (Cost/Amortized Cost $10,751,019)		12,738,829
Other Assets Less Liabilities (-0.5%)		(62,037)

Net Assets (100%)		$12,676,792

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At October 31, 2006, the market value of these securities amounted to $112,836 or 0.89% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Investment security transactions for the year ended October 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$6,347,622
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$7,794,771

As of October 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,151,282
Aggregate gross unrealized depreciation	(250,275)

Net unrealized appreciation	$1,901,007

Federal income tax cost of investments	$10,837,822

For the year ended October 31, 2006, the Fund incurred approximately $216 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS

October 31, 2006

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.7%)
Auto Components (0.1%)
Johnson Controls, Inc.	950	$77,463

Hotels, Restaurants & Leisure (3.1%)
Hilton Hotels Corp.	5,700	164,844
Intercontinental Hotels Group plc (ADR)	23,450	456,337
McDonald’s Corp.	24,550	1,029,136

		1,650,317

Household Durables (0.8%)
Fortune Brands, Inc.	3,500	269,325
Pulte Homes, Inc.	2,100	65,079
Toll Brothers, Inc.*	2,900	83,839

		418,243

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	3,070	79,574

Media (2.9%)
New York Times Co., Class A	1,870	45,198
News Corp., Class A	17,800	371,130
Time Warner, Inc.	33,000	660,330
Viacom, Inc., Class B*	8,659	337,008
Walt Disney Co.	1,995	62,763
WPP Group plc	4,940	63,267

		1,539,696

Multiline Retail (0.8%)
Federated Department Stores, Inc.	2,440	107,141
Target Corp.	5,250	310,695

		417,836

Specialty Retail (1.5%)
Bed Bath & Beyond, Inc.*	1,600	64,464
Best Buy Co., Inc.	900	49,725
Home Depot, Inc.	11,130	415,483
Lowe’s Cos., Inc.	4,500	135,630
Sherwin-Williams Co.	1,890	111,945

		777,247

Textiles, Apparel & Luxury Goods (0.4%)
Hanesbrands, Inc.*	477	11,257
NIKE, Inc., Class B	2,470	226,944

		238,201

Total Consumer Discretionary		5,198,577

Consumer Staples (7.7%)
Beverages (0.5%)
Diageo plc	10,499	194,235
PepsiCo, Inc.	1,382	87,674

		281,909

Food & Staples Retailing (1.4%)
Wal-Mart Stores, Inc.	15,650	771,232

Food Products (0.7%)
Kellogg Co.	4,063	204,410
Nestle S.A. (Registered)	425	145,214
Tyson Foods, Inc., Class A	2,310	33,379

		383,003

Household Products (1.1%)
Procter & Gamble Co.	8,800	557,832

Tobacco (4.0%)
Altria Group, Inc.	25,030	2,035,690
Loews Corp.- Carolina Group	1,500	86,730

		2,122,420

Total Consumer Staples		4,116,396

Energy (11.6%)
Energy Equipment & Services (1.6%)
BJ Services Co.	4,300	129,688
GlobalSantaFe Corp	1,400	72,660
Halliburton Co.	12,450	402,758
Nabors Industries Ltd.*	5,700	176,016
Noble Corp.	923	64,702

		845,824

Oil, Gas & Consumable Fuels (10.0%)
Apache Corp.	2,010	131,293
BP plc (ADR)	2,600	174,460
Chevron Corp.	4,926	331,027
ConocoPhillips	9,440	568,666
Devon Energy Corp.	2,635	176,123
EOG Resources, Inc.	1,735	115,430
Exxon Mobil Corp.	26,271	1,876,275
Hess Corp.	16,600	703,840
Noble Energy, Inc.	7,596	369,393
Royal Dutch Shell plc (ADR)	1,300	90,506
Total S.A. (Sponsored ADR)	12,270	836,078

		5,373,091

Total Energy		6,218,915

Financials (28.3%)
Capital Markets (4.1%)
Bank of New York Co., Inc.	6,440	221,343
Franklin Resources, Inc.	865	98,575
Goldman Sachs Group, Inc.	3,901	740,371
Lehman Brothers Holdings, Inc.	1,920	149,453
Mellon Financial Corp.	3,944	153,027
Merrill Lynch & Co., Inc.	4,595	401,695
Northern Trust Corp.	3,300	193,776
UBS AG (Registered)	4,069	243,057

		2,201,297

Commercial Banks (1.8%)
PNC Financial Services Group, Inc.	3,450	241,603
SunTrust Banks, Inc.	4,737	374,176
Wachovia Corp.	3,000	166,500
Wells Fargo & Co.	4,700	170,563

		952,842

Consumer Finance (0.4%)
American Express Co.	3,082	178,170

Diversified Financial Services (10.9%)
Bank of America Corp.	42,803	2,305,798
Citigroup, Inc.	41,660	2,089,665
JPMorgan Chase & Co.	30,462	1,445,117

		5,840,580

Insurance (9.4%)
ACE Ltd.	5,000	286,250
Aflac, Inc.	780	35,038
Allstate Corp.	9,717	596,235
American International Group, Inc.	22,400	1,504,608
Aon Corp.	14,850	516,631
Axis Capital Holdings Ltd.	4,350	142,898
Chubb Corp.	2,158	114,698
Genworth Financial, Inc., Class A	5,520	184,589
Hartford Financial Services Group, Inc.	1,973	171,986
MetLife, Inc.	10,124	578,384
St. Paul Travelers Cos., Inc.	17,369	888,077

		5,019,394

Thrifts & Mortgage Finance (1.7%)
Fannie Mae	13,861	821,403
Freddie Mac	1,335	92,102

		913,505

Total Financials		15,105,788

Health Care (10.2%)
Health Care Equipment & Supplies (1.4%)
Baxter International, Inc.	15,850	728,625

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2006

	Number of Shares	Value (Note 1)
Health Care Providers & Services (1.5%)
CIGNA Corp.	750	$87,735
UnitedHealth Group, Inc.	600	29,268
WellPoint, Inc.*	9,410	718,171

		835,174

Pharmaceuticals (7.3%)
Abbott Laboratories	1,986	94,355
Bristol-Myers Squibb Co.	12,800	316,800
Eli Lilly & Co.	6,896	386,245
Johnson & Johnson	7,778	524,237
Merck & Co., Inc.	11,041	501,482
Novartis AG (ADR)	16,500	1,002,045
Pfizer, Inc.	6,000	159,900
Sanofi-Aventis (ADR)	7,150	305,233
Wyeth	12,055	615,167

		3,905,464

Total Health Care		5,469,263

Industrials (11.5%)
Aerospace & Defense (4.3%)
Honeywell International, Inc.	14,000	589,680
Lockheed Martin Corp.	7,514	653,192
Northrop Grumman Corp.	5,869	389,643
United Technologies Corp.	9,750	640,770

		2,273,285

Air Freight & Logistics (0.3%)
United Parcel Service, Inc., Class B	1,850	139,398

Building Products (0.6%)
Masco Corp.	12,000	331,800

Electrical Equipment (0.9%)
Cooper Industries Ltd., Class A	785	70,218
Emerson Electric Co.	3,800	320,720
Rockwell Automation, Inc.	1,230	76,260

		467,198

Industrial Conglomerates (2.5%)
General Electric Co.	35,550	1,248,160
Textron, Inc.	1,250	113,663

		1,361,823

Machinery (0.8%)
Deere & Co.	4,926	419,351
Illinois Tool Works, Inc.	670	32,113

		451,464

Road & Rail (1.8%)
Burlington Northern Santa Fe Corp.	3,009	233,288
Con-way, Inc.	270	12,736
CSX Corp.	14,550	518,998
Norfolk Southern Corp.	2,700	141,939
Union Pacific Corp.	600	54,378

		961,339

Trading Companies & Distributors (0.3%)
Finning International, Inc.	506	17,951
W.W. Grainger, Inc.	1,640	119,359

		137,310

Total Industrials		6,123,617

Information Technology (7.7%)
Communications Equipment (2.1%)
Cisco Systems, Inc.*	11,220	270,739
Juniper Networks, Inc.*	1,000	17,220
Motorola, Inc.	22,250	513,085
QUALCOMM, Inc.	9,100	331,149

		1,132,193

Computers & Peripherals (2.3%)
Hewlett-Packard Co.	18,520	717,465
International Business Machines Corp.	3,900	360,087
Sun Microsystems, Inc.*	25,900	140,637

		1,218,189

Electronic Equipment & Instruments (0.4%)
Agilent Technologies, Inc.*	5,500	195,800

IT Services (0.5%)
Accenture Ltd., Class A	6,950	228,725
Fiserv, Inc.*	800	39,520

		268,245

Semiconductors & Semiconductor Equipment (0.9%)
Analog Devices, Inc.	1,655	52,662
Applied Materials, Inc.	16,300	283,457
Intel Corp.	6,680	142,551

		478,670

Software (1.5%)
BEA Systems, Inc.*	1,050	17,083
Microsoft Corp.	21,000	602,910
Oracle Corp.*	9,540	176,204

		796,197

Total Information Technology		4,089,294

Materials (4.6%)
Chemicals (3.6%)
Air Products & Chemicals, Inc.	8,592	598,605
Dow Chemical Co.	3,380	137,870
E.I. du Pont de Nemours & Co.	5,000	229,000
Imperial Chemical Industries plc (ADR)	12,450	388,191
Nalco Holding Co.*	2,145	43,393
PPG Industries, Inc.	3,406	232,970
Praxair, Inc.	1,928	116,162
Syngenta AG (Registered)*	1,258	203,186

		1,949,377

Containers & Packaging (0.7%)
Smurfit-Stone Container Corp.*	2,931	31,244
Temple-Inland, Inc.	9,000	354,960

		386,204

Metals & Mining (0.1%)
Alcoa, Inc.	1,500	43,365

Paper & Forest Products (0.2%)
Bowater, Inc.	382	7,988
International Paper Co.	2,418	80,640

		88,628

Total Materials		2,467,574

Telecommunication Services (2.4%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	8,200	280,850
BellSouth Corp.	2,300	103,730
Embarq Corp.	1,741	84,177
TELUS Corp. (Non-Voting)	710	40,809
Verizon Communications, Inc.	8,551	316,387

		825,953

Wireless Telecommunication Services (0.8%)
Sprint Nextel Corp.	13,760	257,174
Vodafone Group plc	67,480	173,747

		430,921

Total Telecommunication Services		1,256,874

Utilities (4.1%)
Electric Utilities (1.8%)
Entergy Corp.	7,235	620,980
FPL Group, Inc.	5,360	273,360
PPL Corp.	1,702	58,753

		953,093

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2006

	Number of Shares	Value (Note 1)
Independent Power Producers & Energy Traders (0.2%)
TXU Corp.	1,550	$97,851

Multi-Utilities (2.1%)
Dominion Resources, Inc.	13,970	1,131,431
Public Service Enterprise Group, Inc.	565	34,493

		1,165,924

Total Utilities		2,216,868

Total Common Stocks (97.8%) (Cost $46,077,816)		52,263,166

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (2.6%)
JPMorgan Chase Nassau
4.77%, 11/1/06 (Amortized Cost $1,411,054)	$1,411,054	1,411,054

Total Investments (100.4%) (Cost/Amortized Cost $47,488,870)		53,674,220
Other Assets Less Liabilities (-0.4%)		(206,537)

Net Assets (100%)		$53,467,683

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the year ended October 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$38,811,140
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$31,245,967

As of October 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,423,000
Aggregate gross unrealized depreciation	(371,629)

Net unrealized appreciation	$6,051,371

Federal income tax cost of investments	$47,622,849

For the year ended October 31, 2006, the Fund incurred approximately $1,429 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

October 31, 2006

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.2%)
Auto Components (0.9%)
Drew Industries, Inc.*	1,000	$27,150
LKQ Corp.*	3,300	76,362
Tenneco, Inc.*	1,800	40,860

		144,372

Diversified Consumer Services (1.6%)
ITT Educational Services, Inc.*	1,550	106,872
Jackson Hewitt Tax Service, Inc.	1,100	38,060
Strayer Education, Inc.	900	101,808

		246,740

Hotels, Restaurants & Leisure (5.8%)
BJ’s Restaurants, Inc.*	1,200	25,836
Four Seasons Hotels, Inc.	500	32,070
Gaylord Entertainment Co.*	2,100	97,734
Hilton Hotels Corp.	200	5,784
International Game Technology	3,600	153,036
Marriott International, Inc., Class A	3,400	142,018
MGM MIRAGE*	1,950	83,889
Orient-Express Hotels Ltd.	4,800	189,360
Panera Bread Co., Class A*	1,700	105,060
Penn National Gaming, Inc.*	1,800	65,826
Scientific Games Corp., Class A*	200	5,606
Station Casinos, Inc.	100	6,030

		912,249

Household Durables (0.9%)
Harman International Industries, Inc.	1,400	143,290

Internet & Catalog Retail (1.4%)
Coldwater Creek, Inc.*	2,600	79,274
Nutri/System, Inc.*	400	24,672
VistaPrint Ltd.*	3,600	112,608

		216,554

Leisure Equipment & Products (1.0%)
MarineMax, Inc.*	1,700	48,467
Pool Corp.	2,675	109,622

		158,089

Media (0.1%)
XM Satellite Radio Holdings, Inc., Class A*	900	10,494

Specialty Retail (4.8%)
Advance Auto Parts, Inc.	200	7,004
Christopher & Banks Corp.	1,900	51,281
Cost Plus, Inc.*	1,600	19,120
Dick’s Sporting Goods, Inc.*	3,650	181,624
GameStop Corp., Class A*	4,375	223,387
Guitar Center, Inc.*	800	34,696
J. Crew Group, Inc.*	1,300	40,092
Select Comfort Corp.*	2,700	57,726
Tractor Supply Co.*	1,100	53,262
Urban Outfitters, Inc.*	4,525	79,188

		747,380

Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.*	1,600	45,168
CROCS, Inc.*	300	11,886
Under Armour, Inc., Class A*	1,000	46,350

		103,404

Total Consumer Discretionary		2,682,572

Consumer Staples (1.2%)
Food Products (0.5%)
Bunge Ltd.	200	12,822
Hain Celestial Group, Inc.*	2,200	62,106

		74,928

Personal Products (0.7%)
Bare Escentuals, Inc.*	500	15,315
Herbalife Ltd.*	2,725	99,735

		115,050

Total Consumer Staples		189,978

Energy (8.4%)
Energy Equipment & Services (4.0%)
Cameron International Corp.*	1,400	70,140
Complete Production Services, Inc.*	1,700	32,793
Diamond Offshore Drilling, Inc.	675	46,730
FMC Technologies, Inc.*	700	42,315
Global Industries Ltd.*	3,100	51,460
Grant Prideco, Inc.*	3,550	134,084
Hydril Co.*	300	18,015
National Oilwell Varco, Inc.*	1,700	102,680
Rowan Cos., Inc.	200	6,676
Seitel, Inc.*	2,100	7,266
Superior Energy Services, Inc.*	3,200	100,160

		612,319

Oil, Gas & Consumable Fuels (4.4%)
Aventine Renewable Energy Holdings, Inc.*	1,100	27,060
Bill Barrett Corp.*	3,400	97,002
Denbury Resources, Inc.*	3,525	101,309
EXCO Resources, Inc.*	1,700	24,616
Helix Energy Solutions Group, Inc.*	2,600	83,980
Mariner Energy, Inc.*	2,200	43,604
Murphy Oil Corp.	200	9,432
Newfield Exploration Co.*	2,100	85,659
Range Resources Corp.	1,200	32,580
Southwestern Energy Co.*	3,025	107,629
Ultra Petroleum Corp.*	1,425	76,052

		688,923

Total Energy		1,301,242

Financials (10.7%)
Capital Markets (3.4%)
Affiliated Managers Group, Inc.*	800	80,112
Ares Capital Corp.	967	17,919
E*Trade Financial Corp.*	400	9,312
Federated Investors, Inc., Class B	300	10,287
GFI Group, Inc.*	1,800	103,806
Lazard Ltd., Class A	2,000	84,800
Legg Mason, Inc.	1,000	90,020
Nuveen Investments, Inc., Class A	200	9,860
optionsXpress Holdings, Inc.	2,300	71,484
TD Ameritrade Holding Corp.	3,175	52,292

		529,892

Commercial Banks (1.5%)
East West Bancorp, Inc.	700	25,557
First Republic Bank/California	900	35,046
First State Bancorp/New Mexico	690	17,188
Hancock Holding Co.	132	6,772
Signature Bank/New York*	500	15,165
UCBH Holdings, Inc.	2,100	35,994
UMB Financial Corp.	400	14,344
Western Alliance Bancorp*	1,000	33,980
Whitney Holding Corp.	1,500	48,990

		233,036

Diversified Financial Services (1.8%)
CBOT Holdings, Inc., Class A*	650	96,460
Financial Federal Corp.	700	19,264
Nasdaq Stock Market, Inc.*	3,550	126,841
Primus Guaranty Ltd.*	3,300	37,719

		280,284

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2006

	Number of Shares	Value (Note 1)
Insurance (1.0%)
Ambac Financial Group, Inc.	1,400	$116,886
National Financial Partners Corp.	900	35,460

		152,346

Real Estate Investment Trusts (REITs) (1.1%)
CapitalSource, Inc. (REIT)	1,717	47,630
FelCor Lodging Trust, Inc. (REIT)	2,400	49,824
Innkeepers USA Trust (REIT)	2,200	37,730
LaSalle Hotel Properties (REIT)	1,000	42,250

		177,434

Real Estate Management & Development (1.4%)
CB Richard Ellis Group, Inc., Class A*	6,675	200,450
Jones Lang LaSalle, Inc.	100	9,200

		209,650

Thrifts & Mortgage Finance (0.5%)
Clayton Holdings, Inc.*	3,660	51,496
Doral Financial Corp.	1,100	5,060
Franklin Bank Corp./Texas*	1,200	24,252

		80,808

Total Financials		1,663,450

Health Care (15.3%)
Biotechnology (4.3%)
Alexion Pharmaceuticals, Inc.*	500	18,680
Angiotech Pharmaceuticals, Inc.*	2,300	21,850
BioMarin Pharmaceuticals, Inc.*	2,600	41,678
Celgene Corp.*	2,750	146,960
Coley Pharmaceutical Group, Inc.*	1,700	19,601
Cubist Pharmaceuticals, Inc.*	1,100	24,497
Digene Corp.*	900	41,787
Keryx Biopharmaceuticals, Inc.*	1,300	18,252
Myogen, Inc.*	700	36,610
Myriad Genetics, Inc.*	2,100	56,469
Panacos Pharmaceuticals, Inc.*	1,000	6,860
PDL BioPharma, Inc.*	4,425	93,500
Senomyx, Inc.*	2,800	43,176
Telik, Inc.*	2,000	37,900
Trimeris, Inc.*	1,500	11,430
United Therapeutics Corp.*	500	29,925
Vanda Pharmaceuticals, Inc.*	1,100	14,344
ZymoGenetics, Inc.*	300	4,815

		668,334

Health Care Equipment & Supplies (3.0%)
American Medical Systems Holdings, Inc.*	3,400	60,554
ArthroCare Corp.*	2,200	88,902
C.R. Bard, Inc.	700	57,372
Cynosure, Inc., Class A*	200	3,680
Cytyc Corp.*	500	13,210
DexCom, Inc.*	2,800	24,640
Gen-Probe, Inc.*	1,100	52,657
Kyphon, Inc.*	1,600	63,200
Meridian Bioscience, Inc.	2,400	55,320
Resmed, Inc.*	700	30,793
Stereotaxis, Inc.*	200	2,396
Varian Medical Systems, Inc.*	200	10,972

		463,696

Health Care Providers & Services (3.8%)
Community Health Systems, Inc.*	200	6,490
Coventry Health Care, Inc.*	150	7,043
Express Scripts, Inc.*	200	12,744
HealthExtras, Inc.*	1,100	25,333
Healthways, Inc.*	400	16,940
Henry Schein, Inc.*	2,350	116,771
Psychiatric Solutions, Inc.*	6,550	217,460
RehabCare Group, Inc.*	800	10,288
VCA Antech, Inc.*	4,025	$130,289
WellCare Health Plans, Inc.*	792	46,530

		589,888

Health Care Technology (0.7%)
Allscripts Healthcare Solutions, Inc.*	2,000	47,180
TriZetto Group, Inc.*	4,000	68,360

		115,540

Life Sciences Tools & Services (2.4%)
Covance, Inc.*	1,625	95,063
ICON plc (ADR)*	1,600	57,408
Molecular Devices Corp.*	800	16,112
Nektar Therapeutics*	2,300	33,189
Parexel International Corp.*	1,900	56,240
Pharmaceutical Product Development, Inc.	200	6,330
Varian, Inc.*	1,300	60,957
Ventana Medical Systems, Inc.*	1,300	52,507
Waters Corp.*	100	4,980

		382,786

Pharmaceuticals (1.1%)
Adams Respiratory Therapeutics, Inc.*	1,300	56,030
Endo Pharmaceuticals Holdings, Inc.*	400	11,416
Impax Laboratories, Inc.*	2,100	14,700
Medicines Co.*	2,700	70,092
Penwest Pharmaceuticals Co.*	1,100	19,492

		171,730

Total Health Care		2,391,974

Industrials (15.1%)
Aerospace & Defense (1.9%)
Argon ST, Inc.*	1,800	42,516
Empresa Brasileira de Aeronautica S.A. (ADR)	200	8,326
Hexcel Corp.*	4,200	67,998
Precision Castparts Corp.	2,425	165,045
Rockwell Collins, Inc.	187	10,861

		294,746

Air Freight & Logistics (1.5%)
Expeditors International of Washington, Inc.	200	9,482
Forward Air Corp.	1,300	42,211
UTI Worldwide, Inc.	7,200	186,120

		237,813

Airlines (0.5%)
JetBlue Airways Corp.*	3,500	43,960
Republic Airways Holdings, Inc.*	2,000	35,740

		79,700

Commercial Services & Supplies (5.5%)
Administaff, Inc.	2,100	72,345
American Reprographics Co.*	2,800	99,400
Corporate Executive Board Co.	800	71,856
Global Cash Access Holdings, Inc.*	2,900	46,255
Herman Miller, Inc.	300	10,284
Knoll, Inc.	3,400	67,320
LECG Corp.*	1,500	29,535
Monster Worldwide, Inc.*	3,000	121,530
Resources Connection, Inc.*	3,900	112,866
Robert Half International, Inc.	300	10,965
Stericycle, Inc.*	2,950	208,594

		850,950

Construction & Engineering (0.9%)
Fluor Corp.	1,350	105,881
Granite Construction, Inc.	700	36,470

		142,351

Electrical Equipment (0.5%)
Ametek, Inc.	1,700	79,356

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2006

	Number of Shares	Value (Note 1)
Machinery (2.3%)
Flowserve Corp.*	700	$37,100
IDEX Corp.	1,550	72,695
Joy Global, Inc.	2,100	82,131
Kennametal, Inc.	100	6,171
Lincoln Electric Holdings, Inc.	1,300	79,937
Manitowoc Co., Inc.	900	49,392
Oshkosh Truck Corp.	200	9,042
Terex Corp.*	400	20,704

		357,172

Marine (0.1%)
American Commercial Lines, Inc.*	200	12,830

Road & Rail (0.5%)
J.B. Hunt Transport Services, Inc.	700	15,148
Knight Transportation, Inc.	3,875	70,603

		85,751

Trading Companies & Distributors (1.4%)
Beacon Roofing Supply, Inc.*	1,500	29,700
Fastenal Co.	2,775	111,666
MSC Industrial Direct Co.	1,700	69,564
WESCO International, Inc.*	100	6,527

		217,457

Total Industrials		2,358,126

Information Technology (23.0%)
Communications Equipment (3.1%)
Arris Group, Inc.*	4,900	65,660
Ciena Corp.*	1,700	39,967
Comverse Technology, Inc.*	5,550	120,824
F5 Networks, Inc.*	2,050	135,689
Harris Corp.	400	17,040
Ixia*	3,000	27,450
Redback Networks, Inc.*	1,800	28,476
ViaSat, Inc.*	1,700	46,138

		481,244

Computers & Peripherals (1.3%)
Electronics for Imaging, Inc.*	2,300	54,372
Network Appliance, Inc.*	2,825	103,112
Synaptics, Inc.*	1,700	48,212

		205,696

Electronic Equipment & Instruments (2.6%)
Amphenol Corp., Class A	1,650	112,035
Flir Systems, Inc.*	3,000	95,820
Jabil Circuit, Inc.	300	8,613
National Instruments Corp.	1,500	46,770
Tektronix, Inc.	2,500	75,925
Trimble Navigation Ltd.*	1,400	64,708

		403,871

Internet Software & Services (1.7%)
aQuantive, Inc.*	4,700	127,746
Ariba, Inc.*	3,500	26,425
Entrust, Inc.*	7,400	27,824
Marchex, Inc., Class B*	1,900	26,942
ValueClick, Inc.*	2,300	43,240
VeriSign, Inc.*	300	6,204

		258,381

IT Services (3.5%)
Alliance Data Systems Corp.*	1,740	105,653
BearingPoint, Inc.*	5,200	43,316
CheckFree Corp.*	1,250	49,350
Cognizant Technology Solutions Corp., Class A*	1,325	99,746
Global Payments, Inc.	200	8,742
Heartland Payment Systems, Inc.	1,200	32,064
Iron Mountain, Inc.*	1,700	73,729
RightNow Technologies, Inc.*	2,000	33,040
Sapient Corp.*	6,800	37,060
VeriFone Holdings, Inc.*	2,100	61,341

		544,041

Semiconductors & Semiconductor Equipment (6.5%)
Atheros Communications, Inc.*	1,400	30,422
Exar Corp.*	3,200	41,504
FormFactor, Inc.*	1,360	51,925
Hittite Microwave Corp.*	1,000	34,290
Integrated Device Technology, Inc.*	11,575	183,464
Intersil Corp., Class A	800	18,760
Lam Research Corp.*	700	34,615
Microchip Technology, Inc.	400	13,172
Microsemi Corp.*	3,670	71,932
Microtune, Inc.*	2,500	12,850
NVIDIA Corp.*	3,425	119,430
Power Integrations, Inc.*	2,200	48,268
Semtech Corp.*	500	6,515
Silicon Laboratories, Inc.*	5,425	177,018
Sirf Technology Holdings, Inc.*	1,600	44,992
Trident Microsystems, Inc.*	1,200	25,368
Varian Semiconductor Equipment Associates, Inc.*	2,850	103,996

		1,018,521

Software (4.3%)
Activision, Inc.*	9,438	145,534
Altiris, Inc.*	800	18,008
Amdocs Ltd.*	3,425	132,753
Blackbaud, Inc.	400	10,000
Commvault Systems, Inc.*	2,400	42,888
Hyperion Solutions Corp.*	250	9,350
Micros Systems, Inc.*	900	44,712
Nuance Communications, Inc.*	5,900	68,086
Quest Software, Inc.*	4,060	59,804
Salesforce.com, Inc.*	200	7,804
THQ, Inc.*	1,350	40,594
TIBCO Software, Inc.*	7,800	72,150
Witness Systems, Inc.*	1,500	26,610

		678,293

Total Information Technology		3,590,047

Materials (2.7%)
Chemicals (0.6%)
Cabot Corp.	900	35,595
FMC Corp.	500	34,275
Minerals Technologies, Inc.	500	27,580

		97,450

Construction Materials (1.0%)
Headwaters, Inc.*	1,600	39,600
Martin Marietta Materials, Inc.	1,250	110,000

		149,600

Metals & Mining (1.1%)
Allegheny Technologies, Inc.	960	75,581
RTI International Metals, Inc.*	1,600	98,112

		173,693

Total Materials		420,743

Telecommunication Services (4.8%)
Diversified Telecommunication Services (1.9%)
NeuStar, Inc., Class A*	2,300	67,206
Time Warner Telecom, Inc., Class A*	10,975	218,841

		286,047

Wireless Telecommunication Services (2.9%)
American Tower Corp., Class A*	4,925	177,398
Crown Castle International Corp.*	200	6,730
NII Holdings, Inc.*	3,125	203,219

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2006

	Number of Shares	Value (Note 1)
SBA Communications Corp., Class A*	2,600	$69,446

		456,793

Total Telecommunication Services		742,840

Utilities (0.2%)
Electric Utilities (0.2%)
ITC Holdings Corp.	700	24,864

Independent Power Producers & Energy Traders (0.0%)
Constellation Energy Group, Inc.	100	6,240

Total Utilities		31,104

Total Common Stocks (98.6%) (Cost $13,480,920)		15,372,076

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (1.7%)
JPMorgan Chase Nassau
4.77%, 11/1/06 (Amortized Cost $260,826)	$260,826	260,826

Total Investments (100.3%) (Cost/Amortized Cost $13,741,746)		15,632,902
Other Assets Less Liabilities (-0.3%)		(50,081)

Net Assets (100%)		$15,582,821

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the year ended October 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$13,048,589
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$12,200,859

As of October 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,341,029
Aggregate gross unrealized depreciation	(527,244)

Net unrealized appreciation	$1,813,785

Federal income tax cost of investments	$13,819,117

For the year ended October 31, 2006, the Fund incurred approximately $35 as brokerage commissions with Sanford C. Bernstein & Co. Inc., an affiliated broker/dealer.

The Fund utilized $ 491,278 in capital loss carryforward during the fiscal year ended October 31, 2006.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

October 31, 2006

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.3%)
Auto Components (1.3%)
Aftermarket Technology Corp.*	400	$7,516
American Axle & Manufacturing Holdings, Inc.	2,700	50,625
Autoliv, Inc.	1,230	69,950
BorgWarner, Inc.	1,300	74,750
Compagnie Generale des Etablissements Michelin, Class B	215	17,535
TRW Automotive Holdings Corp.*	1,400	35,910

		256,286

Distributors (0.0%)
Coast Distribution System	100	993
Keystone Automotive Industries, Inc.*	100	3,846

		4,839

Diversified Consumer Services (0.9%)
CPI Corp.	60	2,833
Jackson Hewitt Tax Service, Inc.	430	14,878
Nobel Learning Communities, Inc.*	300	3,090
Regis Corp.	3,650	137,057
Service Corp. International	1,320	12,038
Stewart Enterprises, Inc., Class A	200	1,236
Vertrue, Inc.*	100	4,497

		175,629

Hotels, Restaurants & Leisure (1.7%)
Bob Evans Farms, Inc.	500	16,955
Brinker International, Inc.	30	1,393
CBRL Group, Inc.	903	39,651
Cheesecake Factory, Inc.*	5,050	142,662
Frisch’s Restaurants, Inc.	200	5,040
IHOP Corp.	100	5,217
ILX Resorts, Inc.	200	1,904
Interstate Hotels & Resorts, Inc.*	700	6,279
J. Alexander’s Corp.	200	1,720
Lodgian, Inc.*	70	998
Marcus Corp.	100	2,499
Nathan’s Famous, Inc.*	200	2,870
Papa John’s International, Inc.*	337	12,368
Ruby Tuesday, Inc.	2,600	72,150
Speedway Motorsports, Inc.	300	11,301

		323,007

Household Durables (1.9%)
American Biltrite, Inc.*	10	105
Avatar Holdings, Inc.*	50	3,250
Basset Furniture Industries, Inc.	400	6,608
Black & Decker Corp.	500	41,940
Cobra Electronics Corp.	40	366
Ethan Allen Interiors, Inc.	900	32,058
Furniture Brands International, Inc.	1,260	23,436
Hooker Furniture Corp.	311	4,398
La-Z-Boy, Inc.	1,100	13,475
Leggett & Platt, Inc.	3,900	91,065
National Presto Industries, Inc.	100	6,123
Newell Rubbermaid, Inc.	1,600	46,048
Skyline Corp.	100	3,949
Stanley Works	2,050	97,682

		370,503

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*	600	3,312
Nutri/System, Inc.*	100	6,168
Systemax, Inc.*	200	2,174

		11,654

Leisure Equipment & Products (0.2%)
Callaway Golf Co.	2,010	26,994
Cybex International, Inc.*	500	3,700
JAKKS Pacific, Inc.*	800	17,352

		48,046

Media (2.1%)
Cinram International Income Fund	6,300	124,600
Entercom Communications Corp.	3,000	83,010
Media General, Inc., Class A	100	3,710
R.H. Donnelley Corp.	3,117	187,706
RCN Corp.*	115	3,321
Regent Communications, Inc.*	1,000	3,690

		406,037

Multiline Retail (1.3%)
Big Lots, Inc.*	2,920	61,554
Dillards, Inc., Class A	1,700	51,289
Federated Department Stores, Inc.	3,366	147,801

		260,644

Specialty Retail (2.5%)
AnnTaylor Stores Corp.*	1,700	74,834
Asbury Automotive Group, Inc.	400	9,600
Barnes & Noble, Inc.	200	8,262
Books-A-Million, Inc.	100	1,999
Cato Corp., Class A	230	5,265
Charming Shoppes, Inc.*	2,920	43,216
Foot Locker, Inc.	4,800	111,312
Gap, Inc.	7,750	162,905
Gymboree Corp.*	287	13,334
Hastings Entertainment, Inc.*	300	2,340
Haverty Furniture Cos., Inc.	200	3,160
Jennifer Convertibles, Inc.*	100	722
Office Depot, Inc.*	800	33,592
Rex Stores Corp.*	200	3,358
Stage Stores, Inc.	300	9,723

		483,622

Textiles, Apparel & Luxury Goods (1.3%)
Brown Shoe Co., Inc.	105	4,091
Culp, Inc.*	280	1,456
Cutter & Buck, Inc.	100	1,130
Jones Apparel Group, Inc.	4,120	137,608
Movado Group, Inc.	150	3,863
Phillips-Van Heusen Corp.	1,000	45,760
Steven Madden Ltd.	291	12,554
Stride Rite Corp.	400	5,900
V.F. Corp.	350	26,603
Wolverine World Wide, Inc.	200	5,672

		244,637

Total Consumer Discretionary		2,584,904

Consumer Staples (3.2%)
Beverages (0.4%)
Molson Coors Brewing Co., Class B	1,080	76,874

Food & Staples Retailing (0.3%)
Longs Drug Stores Corp.	500	21,520
Ruddick Corp.	200	5,640
Smart & Final, Inc.*	250	4,503
Spartan Stores, Inc.	100	2,068
Village Super Market, Inc., Class A	100	6,900
Weis Markets, Inc.	500	20,300

		60,931

Food Products (2.5%)
Bunge Ltd.	1,900	121,809
Corn Products International, Inc.	1,800	65,142
Flowers Foods, Inc.	2,025	55,019
J & J Snack Foods Corp.	100	3,341
Lance, Inc.	300	5,856
Pilgrim’s Pride Corp.	3,600	89,928
Ralcorp Holdings, Inc.*	800	39,560
Reddy Ice Holdings, Inc.	360	8,640

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2006

	Number of Shares	Value (Note 1)
Smithfield Foods, Inc.*	2,200	$59,136
Tasty Baking Co.	100	896
Tyson Foods, Inc., Class A	1,800	26,010

		475,337

Household Products (0.0%)
Oil-Dri Corp. of America	250	4,048

Personal Products (0.0%)
CCA Industries, Inc.	100	1,030
Natural Alternatives International, Inc.*	100	866
Schiff Nutrition International, Inc.*	300	1,890

		3,786

Total Consumer Staples		620,976

Energy (3.7%)
Energy Equipment & Services (1.5%)
Cameron International Corp.*	1,200	60,120
Dawson Geophysical Co.*	200	6,008
Input/Output, Inc.*	520	5,829
Lufkin Industries, Inc.	600	36,204
SBM Offshore N.V.	902	26,698
SEACOR Holdings, Inc.*	200	17,896
Tetra Technologies, Inc.*	1,000	25,900
Tidewater, Inc.	1,300	64,649
Weatherford International Ltd.*	1,200	49,296

		292,600

Oil, Gas & Consumable Fuels (2.2%)
Adams Resources & Energy, Inc.	200	7,510
Arch Coal, Inc.	1,500	51,945
Callon Petroleum Co.*	400	6,152
Forest Oil Corp.*	130	4,243
Mariner Energy, Inc.*	1,625	32,207
Murphy Oil Corp.	1,260	59,422
Newfield Exploration Co.*	1,700	69,343
Noble Energy, Inc.	1,700	82,671
Overseas Shipholding Group	560	35,028
Swift Energy Co.*	400	18,688
Tesoro Corp.	650	41,561
Teton Energy Corp.*	500	2,200
Western Refining, Inc.	800	18,848

		429,818

Total Energy		722,418

Financials (21.7%)
Capital Markets (2.8%)
A.G. Edwards, Inc.	1,690	96,414
Affiliated Managers Group, Inc.*	700	70,098
American Physicians Service Group	200	3,202
Apollo Investment Corp.	4,900	105,644
E*Trade Financial Corp.*	3,000	69,840
Federated Investors, Inc., Class B	4,000	137,160
Knight Capital Group, Inc., Class A*	2,352	43,865
Raymond James Financial, Inc.	400	12,744
SWS Group, Inc.	330	9,171

		548,138

Commercial Banks (3.2%)
Amcore Financial, Inc.	400	12,524
Banco Latinoamericano de Exportaciones S.A.	100	1,634
Britton & Koontz Capital Corp.	200	3,960
Brunswick Bancorp*	20	274
City National Corp./California	300	19,968
Codorus Valley Bancorp, Inc.	105	2,122
Commerce Bancorp, Inc./New Jersey	1,740	60,761
Community Bank Shares of Indiana, Inc.	10	222
Community Capital Corp.	100	2,077
Community West Bancshares	200	3,140
Cowlitz Bancorp*	200	3,358
Desert Community Bank/California	40	704
Exchange National Bancshares, Inc.	100	3,135
Farmers Capital Bank Corp.	200	7,212
First Citizens BancShares, Inc./North Carolina, Class A	100	18,780
First Indiana Corp.	500	12,760
First Mariner Bancorp, Inc.*	200	3,820
FirstMerit Corp.	1,940	45,047
FNB Corp./Virginia	13	479
FNB Financial Services Corp.	96	1,499
FNB United Corp.	200	3,730
Habersham Bancorp.	110	2,684
HF Financial Corp.	242	4,155
Horizon Bancorp/Indiana	100	2,640
Huntington Bancshares, Inc./Ohio	3,200	78,112
Integra Bank Corp.	30	793
Intervest Bancshares Corp.*	200	7,148
Leesport Financial Corp.	210	5,218
Marshall & Ilsley Corp.	2,650	127,041
MidWestOne Financial Group, Inc.	200	3,888
National Mercantile Bancorp*	250	3,267
Peoples Bancorp of North Carolina, Inc.	110	3,254
Peoples Banctrust Co., Inc.	110	2,090
Renasant Corp.	330	10,557
Republic First Bancorp, Inc.*	369	4,830
SVB Financial Group*	2,267	104,327
UnionBanCal Corp.	700	40,306
UnionBancorp, Inc.	200	3,792
United Bancorp, Inc./Ohio	200	2,138
United Bancshares, Inc./Ohio	100	1,585
United Security Bancshares/Alabama	50	1,417

		616,448

Consumer Finance (0.4%)
Advanta Corp., Class A	700	25,130
Advanta Corp., Class B	50	1,962
Cash America International, Inc.	200	8,266
Consumer Portfolio Services, Inc.*	600	4,266
Dollar Financial Corp.*	300	6,966
EZCORP, Inc., Class A*	300	13,551
First Marblehead Corp.	380	25,631

		85,772

Diversified Financial Services (0.5%)
Ampal American Israel, Class A*	100	455
California First National Bancorp	100	1,424
CIT Group, Inc.	2,000	104,100

		105,979

Insurance (8.5%)
Ambac Financial Group, Inc.	1,600	133,584
American Equity Investment Life Holding Co.	1,800	22,968
American Financial Group, Inc./Ohio	1,420	67,961
American National Insurance Co.	300	34,800
American Safety Insurance Holdings Ltd.*	280	5,292
Arch Capital Group Ltd.*	920	59,147
Arthur J. Gallagher & Co.	4,350	121,147
Assurant, Inc.	1,720	90,575
Conseco, Inc.*	700	14,238
Everest Reinsurance Group Ltd.	850	84,303
FBL Financial Group, Inc., Class A	400	14,140
First American Corp.	1,442	58,877
Great American Financial Resources, Inc.	510	11,786
Harleysville Group, Inc.	400	14,432

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2006

	Number of Shares	Value (Note 1)
HCC Insurance Holdings, Inc.	2,070	$69,676
Horace Mann Educators Corp.	900	18,126
Kansas City Life Insurance Co.	200	11,190
LandAmerica Financial Group, Inc.	100	6,309
Max Reinsurance Capital Ltd.	981	22,838
Mercer Insurance Group, Inc.	200	4,816
Merchants Group, Inc.	200	6,052
Midland Co.	300	14,022
National Western Life Insurance Co., Class A	140	33,579
Odyssey Re Holdings Corp.	290	10,281
Old Republic International Corp.	7,159	161,292
PartnerReinsurance Ltd.	200	13,984
Platinum Underwriters Holdings Ltd.	2,200	65,692
Presidential Life Corp.	600	14,160
Reinsurance Group of America, Inc.	2,600	146,640
Selective Insurance Group, Inc.	700	38,675
Stancorp Financial Group, Inc.	830	37,923
Unico American Corp.*	200	2,050
United America Indemnity Ltd., Class A*	610	14,006
UnumProvident Corp.	2,800	55,384
Wesco Financial Corp.	100	47,941
Willis Group Holdings Ltd.	3,350	127,400

		1,655,286

Real Estate Investment Trusts (REITs) (4.0%)
Ashford Hospitality Trust, Inc. (REIT)	1,340	17,259
Associated Estates Realty Corp. (REIT)	500	8,225
Colonial Properties Trust (REIT)	1,076	54,220
Douglas Emmett, Inc. (REIT)*	200	4,770
Eagle Hospitality Properties Trust, Inc. (REIT)	500	4,690
Entertainment Properties Trust (REIT)	200	11,000
Equity One, Inc. (REIT)	100	2,512
Franklin Street Properties Corp. (REIT)	500	10,275
Gladstone Commercial Corp. (REIT)	50	1,094
Highland Hospitality Corp. (REIT)	1,600	22,112
Home Properties, Inc. (REIT)	310	19,583
HRPT Properties Trust (REIT)	5,820	69,258
Innkeepers USA Trust (REIT)	700	12,005
iStar Financial, Inc. (REIT)	1,930	89,417
KKR Financial Corp. (REIT)	3,900	104,637
LaSalle Hotel Properties (REIT)	420	17,745
LTC Properties, Inc. (REIT)	600	16,260
Medical Properties Trust, Inc. (REIT)	1,200	16,296
Mission West Properties, Inc. (REIT)	600	7,476
Monmouth, Class A (REIT)	20	165
National Health Investors, Inc. (REIT)	1,300	41,782
National Health Realty, Inc. (REIT)	200	4,120
National Retail Properties, Inc. (REIT)	1,120	25,166
Omega Healthcare Investors, Inc. (REIT)	1,100	18,568
Republic Property Trust (REIT)	800	9,952
Senior Housing Properties Trust (REIT)	790	18,115
Spirit Finance Corp. (REIT)	1,340	15,959
Sunstone Hotel Investors, Inc. (REIT)	1,880	55,385
Supertel Hospitality, Inc. (REIT)	300	2,040
Urstadt Biddle Properties, Inc. (REIT)	400	7,320
Weingarten Realty Investors (REIT)	1,450	67,425
Winston Hotels, Inc. (REIT)	900	10,890
Winthrop Realty Trust (REIT)	1,030	6,396

		772,117

Real Estate Management & Development (0.1%)
United Capital Corp.*	400	10,864
Wellsford Real Properties, Inc.	300	1,947

		12,811

Thrifts & Mortgage Finance (2.2%)
Anchor Bancorp Wisconsin, Inc.	100	2,904
BankUnited Financial Corp., Class A	1,064	28,696
Berkshire Hills Bancorp, Inc.	186	6,726
Beverly Hills Bancorp, Inc.	372	3,121
Camco Financial Corp.	200	2,780
CFS Bancorp, Inc.	110	1,618
Corus Bankshares, Inc.	916	18,805
Delta Financial Corp.	600	5,760
Farmer Mac, Class C	400	10,520
First Defiance Financial Corp.	300	8,676
First Place Financial Corp./Ohio	209	4,868
FirstFed Financial Corp.*	410	25,326
Franklin Bank Corp./Texas*	800	16,168
IndyMac Bancorp, Inc.	480	21,816
ITLA Capital Corp.	102	5,826
New Hampshire Thrift Bancshares, Inc.	200	3,300
New York Community Bancorp, Inc.	1,773	28,989
Northeast Bancorp	200	3,800
OceanFirst Financial Corp.	230	5,394
Park Bancorp, Inc.	200	6,530
Parkvale Financial Corp.	100	3,350
People’s Bank/Connecticut	3,145	128,001
Provident Financial Holdings, Inc.	167	5,055
Radian Group, Inc.	80	4,264
TF Financial Corp.	200	6,296
United Community Financial Corp./Ohio	367	4,716
Washington Savings Bank FSB/Maryland*	40	362
Webster Financial Corp.	1,400	67,648
Willow Financial Bancorp, Inc.	330	5,270

		436,585

Total Financials		4,233,136

Health Care (9.4%)
Biotechnology (1.0%)
Cephalon, Inc.*	900	63,162
Digene Corp.*	500	23,215
Theravance, Inc.*	3,300	103,818

		190,195

Health Care Equipment & Supplies (3.4%)
Allied Healthcare Products, Inc.*	300	1,599
Bausch & Lomb, Inc.	2,700	144,558
Beckman Coulter, Inc.	1,400	80,598
Cooper Cos., Inc.	1,800	103,734
Datascope Corp.	390	13,989
Edwards Lifesciences Corp.*	1,700	72,981
Hillenbrand Industries, Inc.	1,850	108,558
Hospira, Inc.*	3,330	121,046
Span-America Medical Systems, Inc.	200	2,760
Viasys Healthcare, Inc.*	800	22,920

		672,743

Health Care Providers & Services (1.3%)
Almost Family, Inc.*	200	4,302
American Shared Hospital Services	120	828
Genesis HealthCare Corp.*	527	25,523
Gentiva Health Services, Inc.*	290	5,380
HEALTHSOUTH Corp.*	4,060	98,455
Manor Care, Inc.	480	23,035
Res-Care, Inc.*	400	7,736
Triad Hospitals, Inc.*	2,350	87,020

		252,279

Health Care Technology (0.6%)
Emdeon Corp.*	1,930	22,484
IMS Health, Inc.	3,300	91,905

		114,389

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2006

	Number of Shares	Value (Note 1)
Life Sciences Tools & Services (1.4%)
Parexel International Corp.*	200	$5,920
Thermo Electron Corp.*	3,650	156,475
Varian, Inc.*	2,440	114,412

		276,807

Pharmaceuticals (1.7%)
Barr Pharmaceuticals, Inc.*	2,400	125,688
Endo Pharmaceuticals Holdings, Inc.*	3,700	105,598
Impax Laboratories, Inc.*	7,000	49,000
Valeant Pharmaceuticals International	2,269	42,385

		322,671

Total Health Care		1,829,084

Industrials (15.0%)
Aerospace & Defense (2.0%)
Alliant Techsystems, Inc.*	2,400	185,304
Armor Holdings, Inc.*	417	21,459
Goodrich Corp.	3,600	158,724
Ladish Co., Inc.*	10	312
Sypris Solutions, Inc.	226	1,704
Triumph Group, Inc.	370	17,815

		385,318

Airlines (0.7%)
Alaska Air Group, Inc.*	900	36,135
Republic Airways Holdings, Inc.*	533	9,525
SkyWest, Inc.	200	5,332
UAL Corp.*	2,500	89,850

		140,842

Building Products (0.7%)
American Standard Cos., Inc.	1,700	75,293
American Woodmark Corp.	72	2,663
Ameron International Corp.	300	21,975
Griffon Corp.*	640	15,738
International Aluminum Corp.	200	7,922
Patrick Industries, Inc.*	200	2,472

		126,063

Commercial Services & Supplies (1.8%)
Adesa, Inc.	600	15,084
Amrep Corp.	200	14,320
CBIZ, Inc.*	2,100	14,784
CDI Corp.	120	2,837
Corrections Corp. of America*	750	34,267
Ecology And Environment, Inc.	200	2,050
IKON Office Solutions, Inc.	500	7,455
Kelly Services, Inc., Class A	600	17,268
Layne Christensen Co.*	300	8,841
Nashua Corp.*	200	1,250
North American Galvanizing & Coating, Inc.*	100	585
R.R. Donnelley & Sons Co.	2,400	81,264
RCM Technologies, Inc.*	300	1,650
SAIC, Inc.*	2,100	42,000
Spherion Corp.*	580	4,205
Taleo Corp., Class A*	400	4,496
TeleTech Holdings, Inc.*	800	15,528
United Stationers, Inc.*	1,400	66,850
UTEK Corp.	300	4,260
Waste Industries USA, Inc.	400	11,528
WCA Waste Corp.*	500	3,225

		353,747

Construction & Engineering (1.1%)
Foster Wheeler Ltd.*	300	13,485
Granite Construction, Inc.	600	31,260
Insituform Technologies, Inc.*	700	16,359
Meadow Valley Corp.*	38	407
Perini Corp.*	600	14,832
Quanta Services, Inc.*	370	6,771
Shaw Group, Inc.*	2,200	58,432
URS Corp.*	1,800	72,738

		214,284

Electrical Equipment (1.1%)
Acuity Brands, Inc.	1,500	74,310
Channell Commercial Corp.*	77	212
Encore Wire Corp.*	210	5,645
Espey Manufacturing & Electronics Corp.	400	6,900
Genlyte Group, Inc.*	1,000	77,260
Preformed Line Products Co.	200	6,750
Regal-Beloit Corp.	500	24,725
SL Industries, Inc.*	200	3,728
Superior Essex, Inc.*	248	9,297
Thomas & Betts Corp.*	130	6,699

		215,526

Industrial Conglomerates (1.5%)
Carlisle Cos., Inc.	750	62,767
McDermott International, Inc.*	600	26,820
Sequa Corp., Class A*	300	31,833
Standex International Corp.	500	14,560
Teleflex, Inc.	1,408	87,578
Tredegar Corp.	100	1,744
Walter Industries, Inc.	1,400	65,086

		290,388

Machinery (5.6%)
AGCO Corp.*	1,910	51,093
Albany International Corp., Class A	620	20,838
Ampco-Pittsburgh Corp.	10	332
Baldwin Technology Co.*	300	1,536
Dover Corp.	2,265	107,587
Freightcar America, Inc.	243	12,920
Gardner Denver, Inc.*	920	31,271
Hardinge, Inc.	300	4,452
Harsco Corp	100	8,163
Kadant, Inc.*	310	8,463
Kennametal, Inc.	1,760	108,610
Lydall, Inc.*	400	3,628
Mueller Industries, Inc.	1,120	41,070
NACCO Industries, Inc., Class A	100	15,060
Parker Hannifin Corp.	1,200	100,356
Pentair, Inc.	4,200	138,348
Robbins & Myers, Inc.	300	11,547
SPX Corp.	2,460	141,499
Terex Corp.*	1,600	82,816
Timken Co.	1,660	49,883
Toro Co.	1,500	64,740
Trinity Industries, Inc.	1,900	68,514
Twin Disc, Inc.	400	13,940

		1,086,666

Marine (0.0%)
B&H Ocean Carriers Ltd.*	300	4,650

Road & Rail (0.2%)
Arkansas Best Corp.	570	23,358
Covenant Transport, Inc., Class A*	30	375
Laidlaw International, Inc.	200	5,802
Werner Enterprises, Inc.	516	9,469

		39,004

Trading Companies & Distributors (0.3%)
Electro Rent Corp.*	40	661
Huttig Building Products, Inc.*	400	2,144
Industrial Distribution Group, Inc.*	300	2,445
Rush Enterprises, Inc., Class A*	270	5,065
UAP Holding Corp.	2,100	52,563

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2006

	Number of Shares	Value (Note 1)
Willis Lease Finance Corp.*	230	$2,464

		65,342

Total Industrials		2,921,830

Information Technology (18.9%)
Communications Equipment (1.4%)
ADC Telecommunications, Inc.*	8,150	116,626
Applied Innovation, Inc.*	400	1,276
Arris Group, Inc.*	3,700	49,580
Black Box Corp.	477	21,269
CommScope, Inc.*	1,400	44,674
Communications Systems, Inc.	10	100
EMS Technologies, Inc.*	335	6,114
Powerwave Technologies, Inc.*	5,900	38,409

		278,048

Computers & Peripherals (2.4%)
Avid Technology, Inc.*	1,400	50,568
Diebold, Inc.	2,740	119,683
Hypercom Corp.*	1,300	8,437
Imation Corp.	500	22,885
KEY Tronic Corp.*	300	1,728
NCR Corp.*	1,800	74,736
QLogic Corp.*	2,800	57,624
SimpleTech, Inc.*	500	4,330
Sun Microsystems, Inc.*	23,450	127,334

		467,325

Electronic Equipment & Instruments (4.2%)
Arrow Electronics, Inc.*	6,700	199,995
Avnet, Inc.*	3,310	78,381
AVX Corp.	700	11,032
Coherent, Inc.*	142	4,577
CTS Corp.	490	6,919
Flextronics International Ltd.*	7,100	82,360
Gerber Scientific, Inc.*	350	5,113
Insight Enterprises, Inc.*	1,240	26,648
LeCroy Corp.*	32	396
O.I. Corp.	200	1,980
OSI Systems, Inc.*	123	2,546
Perceptron, Inc.*	300	2,415
Spectrum Control, Inc.*	100	890
Technitrol, Inc.	400	10,088
Tektronix, Inc.	5,535	168,098
Vishay Intertechnology, Inc.*	16,040	216,380

		817,818

Internet Software & Services (0.2%)
SonicWALL, Inc.*	1,362	14,301
United Online, Inc.	1,940	26,229
Vignette Corp.*	95	1,548

		42,078

IT Services (1.0%)
BearingPoint, Inc.*	5,800	48,314
Computer Task Group, Inc.*	485	2,056
Convergys Corp.*	700	14,847
Edgewater Technology, Inc.*	300	1,944
Inforte Corp.*	30	124
Lightbridge, Inc.*	100	1,156
MPS Group, Inc.*	2,100	32,025
Sabre Holdings Corp., Class A	967	24,581
SYKES Enterprises, Inc.*	629	12,763
Unisys Corp.*	7,400	48,396

		186,206

Semiconductors & Semiconductor Equipment (8.0%)
Analog Devices, Inc.	5,600	178,192
ASML Holding N.V. (N.Y. Shares)*	3,950	90,218
Cypress Semiconductor Corp.*	4,300	72,197
DSP Group, Inc.*	400	8,688
Exar Corp.*	670	8,690
Fairchild Semiconductor International, Inc.*	5,400	86,994
Integrated Device Technology, Inc.*	2,200	34,870
International Rectifier Corp.*	2,650	95,321
Intersil Corp., Class A	645	15,125
IXYS Corp.*	400	4,044
KLA-Tencor Corp.	1,950	95,882
Lam Research Corp.*	500	24,725
LSI Logic Corp.*	18,280	183,714
Micron Technology, Inc.*	8,250	119,212
National Semiconductor Corp.	4,050	98,374
Novellus Systems, Inc.*	5,450	150,692
ON Semiconductor Corp.*	558	3,471
Pericom Semiconductor Corp.*	530	5,093
Semitool, Inc.*	190	2,309
Teradyne, Inc.*	11,150	156,323
Varian Semiconductor Equipment Associates, Inc.*	3,200	116,768
Veeco Instruments, Inc.*	336	6,280

		1,557,182

Software (1.7%)
Activision, Inc.*	5,522	85,149
BMC Software, Inc.*	3,230	97,901
ePlus, Inc.*	300	3,294
McAfee, Inc.*	3,050	88,237
Moldflow Corp.*	300	3,765
Sybase, Inc.*	2,500	60,875

		339,221

Total Information Technology		3,687,878

Materials (7.2%)
Chemicals (4.4%)
Albemarle Corp.	300	19,509
Arch Chemicals, Inc.	600	20,076
Ashland, Inc.	500	29,550
Celanese Corp., Class A	2,300	47,403
CF Industries Holdings, Inc.	520	10,306
Chemtura Corp.	7,800	66,924
Cytec Industries, Inc.	4,110	227,653
FMC Corp.	2,170	148,754
Hercules, Inc.*	1,400	25,480
Innospec, Inc.	340	11,383
International Flavors & Fragrances, Inc.	3,200	135,936
LSB Industries, Inc.*	400	3,760
Material Sciences Corp.*	300	3,564
OM Group, Inc.*	90	5,130
PolyOne Corp.*	2,770	22,714
Schulman (A.), Inc.	1,000	24,210
Scotts Miracle-Gro Co., Class A	100	4,946
Sensient Technologies Corp.	1,450	33,423
Stepan Co.	100	3,146
Westlake Chemical Corp.	100	3,155

		847,022

Construction Materials (0.3%)
Martin Marietta Materials, Inc.	700	61,600

Containers & Packaging (1.2%)
Mod-Pac Corp.*	10	112
Owens-Illinois, Inc.*	1,900	31,540
Pactiv Corp.*	1,600	49,344
Temple-Inland, Inc.	3,580	141,195

		222,191

Metals & Mining (1.3%)
Carpenter Technology Corp.	50	5,350
Century Aluminum Co.*	1,400	54,488
Chaparral Steel Co.	670	27,865

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2006

	Number of Shares	Value (Note 1)
Cleveland-Cliffs, Inc.	1,500	$63,435
Friedman Industries, Inc.	200	1,830
Gibraltar Industries, Inc.	400	8,444
Grupo Imsa S.A. de C.V.	8,300	35,787
Metal Management, Inc.	500	13,740
Northwest Pipe Co.*	300	8,964
Reliance Steel & Aluminum Co.	330	11,335
Schnitzer Steel Industries, Inc.	750	26,220

		257,458

Paper & Forest Products (0.0%)
Neenah Paper, Inc.	140	5,156

Total Materials		1,393,427

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.7%)
Alaska Communications Systems Group, Inc.	1,400	20,146
CenturyTel, Inc.	260	10,462
CT Communications, Inc.	559	13,030
D&E Communications, Inc.	336	4,654
Embarq Corp.	1,000	48,350
Golden Telecom, Inc.	300	11,103
Time Warner Telecom, Inc., Class A*	700	13,958
U.S. LEC Corp., Class A*	700	6,300
Windstream Corp.	1,100	15,092

		143,095

Wireless Telecommunication Services (0.1%)
Syniverse Holdings, Inc.*	900	13,275
USA Mobility, Inc.	100	2,538

		15,813

Total Telecommunication Services		158,908

Utilities (5.8%)
Electric Utilities (2.8%)
Cleco Corp.	220	5,654
Northeast Utilities	6,100	152,561
Pepco Holdings, Inc.	3,500	88,970
Pinnacle West Capital Corp.	1,390	66,456
PPL Corp.	4,100	141,532
UIL Holdings Corp.	566	22,498
Unisource Energy Corp.	400	14,232
Unitil Corp.	100	2,465
Westar Energy, Inc.	2,200	55,704

		550,072

Gas Utilities (0.7%)
Laclede Group, Inc.	200	7,126
Nicor, Inc.	1,000	45,960
Northwest Natural Gas Co.	70	2,896
UGI Corp.	2,900	76,850

		132,832

Multi-Utilities (2.1%)
Alliant Energy Corp.	2,150	82,452
CH Energy Group, Inc.	500	26,010
MDU Resources Group, Inc.	3,750	96,300
OGE Energy Corp.	2,140	82,561
Puget Energy, Inc.	1,400	33,432
Vectren Corp.	60	1,744
Wisconsin Energy Corp.	2,100	96,474

		418,973

Water Utilities (0.2%)
American States Water Co.	200	8,400
Artesian Resources Corp., Class A	150	2,765
SJW Corp.	600	20,172

		31,337

Total Utilities		1,133,214

Total Common Stocks (99.0%) (Cost $16,361,584)		19,285,775

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (1.6%)
JPMorgan Chase Nassau
4.77%, 11/1/06 (Amortized Cost $307,447)	$307,447	307,447

Total Investments (100.6%) (Cost/Amortized Cost $16,669,031)		19,593,222
Other Assets Less Liabilities (-0.6%)		(119,053)

Net Assets (100%)		$19,474,169

*	Non-income producing.

Investment security transactions for the year ended October 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$13,275,565
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$13,850,232

As of October 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,165,008
Aggregate gross unrealized depreciation	(295,801)

Net unrealized appreciation	$2,869,207

Federal income tax cost of investments	$16,724,015

For the year ended October 31, 2006, the Fund incurred approximately $3 as brokerage commissions with Sanford C. Bernstein & Co., Inc., $4 with Advest and $20 with Williams Capital, affiliated broker/dealers.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

October 31, 2006

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.9%)
BHP Billiton Ltd.	9,232	$194,893
Coles Myer Ltd.	8,700	91,427
CSL Ltd.	5,395	234,171
Macquarie Airports Management Ltd.	35,200	87,439
Macquarie Bank Ltd.	7,606	438,794
National Australia Bank Ltd.	5,100	150,683
QBE Insurance Group Ltd.	4,700	89,836
Zinifex Ltd.	13,500	158,481

		1,445,724

Austria (1.2%)
Erste Bank der Oesterreichischen Sparkassen AG	4,154	282,859
OMV AG	3,000	163,079
voestalpine AG	3,200	150,916

		596,854

Belgium (1.4%)
Dexia	5,403	145,922
Fortis (London Exchange)	4,683	196,468
Fortis (Brussels Exchange)	6,100	256,073
KBC Groep N.V.	700	76,479

		674,942

Brazil (1.4%)
Cia Vale do Rio Doce (ADR)	6,164	156,812
Gafisa S.A.*§	7,105	104,681
Petroleo Brasileiro S.A. (ADR)	1,332	118,228
Unibanco-Uniao de Bancos Brasileiros S.A. (GDR)	4,176	328,860

		708,581

Canada (2.5%)
Canadian National Railway Co.	5,865	279,409
Canadian Natural Resources Ltd.	500	26,083
Celestica, Inc.*	3,600	35,407
EnCana Corp.	2,200	104,713
Gerdau Ameristeel Corp.	4,000	40,876
ING Canada, Inc.	1,700	89,776
IPSCO, Inc.	1,302	119,899
Nexen, Inc.	1,301	69,552
Shoppers Drug Mart Corp.	6,264	255,715
Teck Cominco Ltd., Class B	2,800	206,567

		1,227,997

China (0.6%)
Industrial & Commercial Bank of China Ltd., Class H*	709,000	317,126

Finland (0.7%)
Nokia Oyj	16,480	327,083

France (10.3%)
Accor S.A.	1,500	104,150
Air France-KLM	1,400	49,872
Arkema*	217	10,594
BNP Paribas	5,478	602,347
Cie de Saint-Gobain	2,855	210,440
Compagnie Generale des Etablissements Michelin, Class B	1,900	154,961
Credit Agricole S.A.	5,972	253,901
Imerys S.A.	1,556	134,452
J.C. Decaux S.A.	5,975	152,524
Lafarge S.A.	1,561	209,798
LVMH Moet Hennessy Louis Vuitton S.A.	3,780	393,929
Renault S.A.	2,900	339,235
Sanofi-Aventis	5,935	504,504
Societe Generale	1,890	314,082
Total S.A.	14,088	953,904
Vallourec	963	239,679
Veolia Environnement	8,039	492,200

		5,120,572

Germany (5.8%)
Allianz SE (Registered)	300	55,682
BASF AG	891	78,537
Bayerische Motoren Werke (BMW) AG	2,297	131,930
Continental AG	6,946	776,797
Deutsche Lufthansa AG (Registered)	8,600	198,347
Deutsche Post AG (Registered)	4,962	137,431
E.ON AG	2,500	299,942
Hypo Real Estate Holding AG	2,600	163,437
Linde AG	57	5,650
Muenchener Rueckversicherungs AG (Registered)	2,300	373,350
RWE AG	2,710	267,823
SAP AG	710	141,260
Siemens AG (Registered)	1,760	158,370
TUI AG	4,000	87,507

		2,876,063

Hong Kong (2.3%)
CNOOC Ltd. (ADR)	2,007	168,227
Esprit Holdings Ltd.	65,000	629,093
Shangri-La Asia Ltd.	76,040	164,976
Sino Land Co.	94,000	163,588

		1,125,884

India (0.4%)
ICICI Bank Ltd. (ADR)	5,332	187,420

Ireland (0.2%)
Bank of Ireland	5,960	120,115

Italy (4.1%)
Banca Intesa S.p.A.	63,250	432,304
Buzzi Unicem S.p.A.	3,900	102,791
ENI S.p.A.	23,126	697,484
Fondiaria-Sai S.p.A.	2,900	129,105
Fondiaria-Sai S.p.A. (RNC)	1,300	43,207
Mediaset S.p.A.	8,800	98,728
San Paolo IMI S.p.A.	13,386	285,836
UniCredito Italiano S.p.A.	26,600	220,511

		2,009,966

Japan (20.7%)
Advantest Corp.	2,400	121,070
Astellas Pharma, Inc.	3,900	175,434
Bank of Yokohama Ltd.	14,000	108,028
Canon, Inc.	7,600	406,743
Credit Saison Co., Ltd.	6,900	249,132
Daikin Industries Ltd.	8,002	225,399
East Japan Railway Co.	25	174,555
EDION Corp.	4,700	67,598
Hirose Electric Co., Ltd.	500	66,578
Honda Motor Co., Ltd.	11,900	420,520
Hoya Corp.	4,500	173,616
Isuzu Motors Ltd.	34,000	117,537
Itochu Corp.	21,000	167,061
Japan Tobacco, Inc.	80	348,257
JFE Holdings, Inc.	7,400	296,872
Kobe Steel Ltd.	36,000	110,008
Leopalace21 Corp.	3,100	116,427
Marubeni Corp.	46,000	235,193
Mitsubishi Corp.	10,600	204,481

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2006

	Number of Shares	Value (Note 1)
Mitsubishi UFJ Financial Group, Inc.	27	$338,782
Mitsui Chemicals, Inc.	17,000	116,521
Mitsui Fudosan Co., Ltd.	7,000	172,080
Mitsui O.S.K. Lines Ltd.	16,000	133,157
Mitsui Trust Holdings, Inc.	22,000	258,581
Mizuho Financial Group, Inc.	20	155,520
Nidec Corp.	1,900	145,150
Nikko Cordial Corp.	8,000	95,668
Nippon Electric Glass Co., Ltd.	11,000	236,610
Nippon Mining Holdings, Inc.	14,500	108,173
Nippon Telegraph & Telephone Corp.	38	191,046
Nissan Motor Co., Ltd.	14,100	168,615
Nitto Denko Corp.	2,300	130,946
Nomura Holdings, Inc.	9,500	167,449
OJI Paper Co., Ltd.	2,000	10,584
ORIX Corp.	930	261,564
Rengo Co., Ltd.	6,000	38,257
Secom Co., Ltd.	1,500	74,901
Sega Sammy Holdings, Inc.	7,590	190,471
Seiko Epson Corp.	4,100	103,414
Seven & I Holdings Co., Ltd.	4,200	134,437
Sharp Corp.	11,000	195,766
Shin-Etsu Chemical Co., Ltd.	2,200	144,031
SMC Corp.	900	122,760
Sony Corp.	5,600	231,830
Sumitomo Corp.	11,000	144,407
Sumitomo Heavy Industries Ltd.	20,000	171,055
Sumitomo Metal Industries Ltd.	26,000	97,648
Sumitomo Mitsui Financial Group, Inc.	56	611,839
Sumitomo Realty & Development Co., Ltd.	8,000	264,948
Tokyo Electric Power Co., Inc.	5,800	168,324
Tokyo Gas Co., Ltd.	29,000	147,779
Toyota Motor Corp.	11,900	703,914
Yamada Denki Co., Ltd.	2,400	238,453

		10,259,189

Mexico (2.1%)
America Movil S.A. de C.V. (ADR)	12,096	518,556
Cemex S.A.B. de C.V. (Sponsored ADR)*	14,426	443,455
Fomento Economico Mexicano S.A. de C.V. (ADR)	810	78,319

		1,040,330

Netherlands (5.2%)
ABN AMRO Holding N.V.	7,528	219,551
European Aeronautic Defence & Space Co. N.V.	6,170	167,345
ING Groep N.V. (CVA)	23,604	1,045,707
Koninklijke Philips Electronics N.V.	5,249	183,367
Mittal Steel Co. N.V.	5,823	250,093
Reed Elsevier N.V.	10,401	178,819
Royal Dutch Shell plc, Class A	7,800	270,293
Wolters Kluwer N.V. (CVA)	9,973	274,183

		2,589,358

Singapore (0.9%)
CapitaLand Ltd.	47,000	164,499
DBS Group Holdings Ltd.	18,000	235,816
Flextronics International Ltd.*	3,300	38,280

		438,595

South Korea (1.1%)
Samsung Electronics Co., Ltd.	810	525,271

Spain (1.4%)
Altadis S.A.	1,933	92,520
Banco Bilbao Vizcaya Argentaria S.A.	9,400	226,996
Banco Popular Espanol S.A.	4,770	82,678
Endesa S.A.	500	22,170
Repsol YPF S.A.	7,700	255,525

		679,889

Sweden (1.5%)
Svenska Cellulosa AB, Class B	2,900	133,125
Telefonaktiebolaget LM Ericsson (ADR)	10,964	414,659
Telefonaktiebolaget LM Ericsson, Class B	54,190	205,612

		753,396

Switzerland (10.6%)
ABB Ltd. (Registered)	20,210	300,587
Adecco S.A. (Registered)	1,814	112,076
Credit Suisse Group (Registered)	4,600	277,365
Holcim Ltd. (Registered)	2,070	178,234
Lonza Group AG (Registered)	5,917	456,672
Nestle S.A. (Registered)	2,141	731,539
Novartis AG (Registered)	5,744	348,653
Roche Holding AG	5,589	978,193
Syngenta AG (Registered)*	2,594	418,969
UBS AG (Registered)	17,885	1,068,341
Xstrata plc	5,030	214,894
Zurich Financial Services AG (Registered)	680	168,107

		5,253,630

Taiwan (0.4%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	19,764	191,711

United Kingdom (19.0%)
Acergy S.A.*	13,160	237,912
AstraZeneca plc	4,300	254,072
Aviva plc	17,208	254,355
BAE Systems plc	95,494	764,039
Barclays plc	44,992	607,113
BG Group plc	13,470	178,679
BHP Billiton plc	2,200	42,421
BP plc	15,700	174,573
British American Tobacco plc	4,000	109,018
British Land Co. plc	5,599	159,646
Centrica plc	21,860	138,106
Diageo plc	27,493	508,629
Friends Provident plc	43,460	171,580
George Wimpey plc	4,700	47,151
GlaxoSmithKline plc	12,832	342,634
HBOS plc	14,750	305,794
HSBC Holdings plc	27,200	513,217
J. Sainsbury plc	29,512	220,503
Kingfisher plc	29,399	147,608
Man Group plc	44,234	411,703
Northern Rock plc	866	19,771
Persimmon plc	3,300	84,024
Punch Taverns plc	8,120	159,360
Reckitt Benckiser plc	8,262	359,433
Royal & Sun Alliance Insurance Group	54,374	152,965
Royal Bank of Scotland Group plc	16,866	600,892
Schroders plc	4,934	93,257
Smith & Nephew plc	15,271	149,196
Standard Chartered plc	6,845	192,563
Tesco plc	93,886	704,617
Vodafone Group plc	266,413	685,957
Wm. Morrison Supermarkets plc	37,263	183,183
Wolseley plc	9,911	234,205

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2006

	Number of Shares	Value (Note 1)
WPP Group plc	14,679	$187,997

		9,396,173

Total Common Stocks (96.7%) (Cost $38,908,577)		47,865,869

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (1.7%)
JPMorgan Chase Nassau
4.77%, 11/1/06 (Amortized Cost $844,510)	$844,510	844,510

Total Investments (98.4%) (Cost/Amortized Cost $39,753,087)		48,710,379
Other Assets Less Liabilities (1.6%)		814,561

Net Assets (100.0%)		$49,524,940

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At October 31, 2006, the market value of these securities amounted to $421,807 or 0.85% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

Glossary:

ADR — American Depositary Receipt
CVA — Dutch Certification
GDR — Global Depositary Receipt
RNC — Risparmio Non-Convertible Savings Shares

At October 31, 2006 the Fund had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 10/31/06	Unrealized Appreciation
Dow Jones Euro Stoxx 50 Index	6	December-06	$287,056	$307,243	$20,187

Investment security transactions for the year ended October 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$28,201,922
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$31,768,650

As of October 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,093,257
Aggregate gross unrealized depreciation	(389,528)

Net unrealized appreciation	$8,703,729

Federal income tax cost of investments	$40,006,650

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS

October 31, 2006

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (1.4%)
Hotels, Restaurants & Leisure (0.5%)
Ctrip.com International Ltd. (ADR)	6,000	$294,000

Household Durables (0.9%)
Garmin Ltd.	5,700	304,437
Sony Corp.	6,200	256,668

		561,105

Total Consumer Discretionary		855,105

Health Care (1.3%)
Biotechnology (0.6%)
Gilead Sciences, Inc.*	5,020	345,878

Health Care Technology (0.7%)
Cerner Corp.*	8,500	410,635

Total Health Care		756,513

Industrials (3.3%)
Aerospace & Defense (0.6%)
United Technologies Corp.	5,700	374,604

Commercial Services & Supplies (1.7%)
Manpower, Inc.	5,850	396,454
Monster Worldwide, Inc.*	9,725	393,960
Robert Half International, Inc.	2,800	102,340
SAIC, Inc.*	6,700	134,000

		1,026,754

Electrical Equipment (1.0%)
ABB Ltd. (Registered)	18,200	270,692
Energy Conversion Devices, Inc.*	7,900	290,641

		561,333

Total Industrials		1,962,691

Information Technology (87.2%)
Communications Equipment (15.5%)
Arris Group, Inc.*	17,100	229,140
Cisco Systems, Inc.*	74,905	1,807,458
Comverse Technology, Inc.*	29,600	644,392
Corning, Inc.*	87,820	1,794,162
Motorola, Inc.	30,500	703,330
Nokia Oyj (ADR)	24,925	495,509
QUALCOMM, Inc.	37,940	1,380,637
Redback Networks, Inc.*	9,900	156,618
Research In Motion Ltd.*	8,400	986,832
Sonus Networks, Inc.*	37,300	195,079
Telefonaktiebolaget LM Ericsson (ADR)	14,400	544,608
Telefonaktiebolaget LM Ericsson, Class B	101,000	383,222

		9,320,987

Computers & Peripherals (11.6%)
Apple Computer, Inc.*	16,548	1,341,712
EMC Corp.*	45,400	556,150
Hewlett-Packard Co.	63,600	2,463,864
Network Appliance, Inc.*	12,800	467,200
QLogic Corp.*	31,380	645,800
SanDisk Corp.*	6,300	303,030
Seagate Technology*	52,818	1,192,631

		6,970,387

Electronic Equipment & Instruments (2.7%)
Hon Hai Precision Industry Co., Ltd.	129,847	841,311
L-1 Identity Solutions, Inc.*	54,980	786,764

		1,628,075

Internet Software & Services (8.3%)
eBay, Inc.*	43,261	1,389,976
Google, Inc., Class A*	6,735	3,208,487
Tencent Holdings Ltd.	175,000	417,917

		5,016,380

IT Services (4.9%)
Accenture Ltd., Class A	13,600	447,576
Automatic Data Processing, Inc.	9,450	467,208
BISYS Group, Inc.*	16,200	178,848
Cognizant Technology Solutions Corp., Class A*	5,400	406,512
DST Systems, Inc.*	7,530	465,279
First Data Corp.	15,400	373,450
Iron Mountain, Inc.*	5,700	247,209
Western Union Co.*	15,400	339,570

		2,925,652

Semiconductors & Semiconductor Equipment (24.7%)
Altera Corp.*	38,771	714,937
Applied Materials, Inc.	76,094	1,323,275
ASML Holding N.V. (N.Y. Shares)*	55,969	1,278,332
Broadcom Corp., Class A*	44,082	1,334,362
Chartered Semiconductor Manufacturing Ltd.*	398,000	304,158
FormFactor, Inc.*	9,300	355,074
Infineon Technologies AG*	24,200	294,669
Integrated Device Technology, Inc.*	12,900	204,465
Intel Corp.	71,800	1,532,212
International Rectifier Corp.*	4,900	176,253
KLA-Tencor Corp.	7,900	388,443
Lam Research Corp.*	19,150	946,968
Marvell Technology Group Ltd.*	17,600	321,728
Maxim Integrated Products, Inc.	23,600	708,236
NVIDIA Corp.*	19,300	672,991
Samsung Electronics Co., Ltd.	941	610,222
Silicon-On-Insulator Technologies*	11,816	350,038
SiRF Technology Holdings, Inc.*	700	19,684
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	130,902	1,269,749
Texas Instruments, Inc.	36,035	1,087,536
Trident Microsystems, Inc.*	10,800	228,312
Xilinx, Inc.	26,749	682,367

		14,804,011

Software (19.5%)
Activision, Inc.*	20,100	309,942
Adobe Systems, Inc.*	40,823	1,561,480
Amdocs Ltd.*	40,181	1,557,415
Autodesk, Inc.*	16,500	606,375
Cognos, Inc.*	6,300	229,824
Electronic Arts, Inc.*	25,500	1,348,695
McAfee, Inc.*	8,500	245,905
Microsoft Corp.	91,160	2,617,203
Nintendo Co., Ltd.	4,920	1,004,536
Oracle Corp.*	44,100	814,527
Red Hat, Inc.*	42,470	695,659
Salesforce.com, Inc.*	8,500	331,670
THQ, Inc.*	12,400	372,868

		11,696,099

Total Information Technology		52,361,591

Materials (0.2%)
Chemicals (0.2%)
Monsanto Co.	3,130	138,409

Total Materials		138,409

Telecommunication Services (3.0%)
Diversified Telecommunication Services (0.3%)
Level 3 Communications, Inc.*	38,200	202,078

Wireless Telecommunication Services (2.7%)
China Mobile Ltd. (ADR)	22,455	915,715

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2006

	Number of Shares	Value (Note 1)
NII Holdings, Inc.*	10,600	$689,318

		1,605,033

Total Telecommunication Services		1,807,111

Total Common Stocks (96.4%) (Cost $53,939,204)		57,881,420

	Number of Warrants
WARRANTS:
Information Technology (1.2%)
Electronic Equipment & Instruments (0.6%)
Hon Hai Precision Industry Co., Ltd., expiring 11/17/10*	50,820	329,253
Motech Industries, Inc., expiring 2/8/11*	1,594	21,549

		350,802

IT Services (0.6%)
Infosys Technologies Ltd., expiring 11/22/10*	4,400	205,052
Tata Consultancy Services Ltd., expiring 9/12/09*§	3,625	174,570

		379,622

Total Information Technology		730,424

Total Warrants (1.2%) (Cost $643,619)		730,424

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (4.2%)
JPMorgan Chase Nassau
4.77%, 11/1/06 (Amortized Cost $2,507,818)	$2,507,818	2,507,818

	Number of Contracts (c)
OPTIONS PURCHASED:
Call Options (0.2%)
Hewlett Packard Co. January-08 @ $35.00 (Cost $113,775)	156	123,240

Total Investments (102.0%) (Cost/Amortized Cost $57,204,416)		61,242,902
Other Assets Less Liabilities (-2.0%)		(1,183,103)

Net Assets (100%)		$60,059,799

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At October 31, 2006, the market value of these securities amounted to $379,622 or 0.63% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.
(c)	One contract relates to 100 shares.

Glossary:

ADR — American Depositary Receipt

Options written for the year ended October 31, 2006, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—November 1, 2005	14	$9,924
Options Written	652	183,836
Options Terminated in Closing Purchase Transactions	(596)	(179,665)
Options Expired	(70)	(14,095)
Options Exercised	—	—

Options Outstanding—October 31, 2006	—	$—

Investment security transactions for the year ended October 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$87,178,556
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$102,928,616

As of October 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,961,027
Aggregate gross unrealized depreciation	(1,391,024)

Net unrealized appreciation	$2,570,003

Federal income tax cost of investments	$58,672,899

For the year ended October 31, 2006, the Fund incurred approximately $116 as brokerage commissions with Sanford C. Bernstein & Co., Inc., and $84 with BNP Paribas, affiliated broker/dealers.

The Fund has a net capital loss carryforward of $256,832,500 of which $2,218,452 expires in the year 2007, $206,262,599 expires in the year 2008, $48,249,389 expires in the year 2009, and $102,060 expires in the year 2010. The Fund utilized $5,721,834 in capital loss carryforward during the fiscal year ended October 31, 2006.

Included in the capital loss carryforward amounts are $256,778,552 of losses acquired from EGF Global Technology Fund and EGF Enterprise Technology Fund as a result of tax-free reorganizations that occurred during the years ended 2002 and 2005, respectively. Capital loss carryforwards from EGF Global Technology Fund are subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

PORTFOLIO OF INVESTMENTS

October 31, 2006

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Staples (0.7%)
Food & Staples Retailing (0.7%)
CVS Corp.	2,337	$73,335

Total Consumer Staples		73,335

Financials (0.3%)
Insurance (0.3%)
eHealth, Inc.*	100	2,212
Universal American Financial Corp.*	1,186	22,048

Total Financials		24,260

Health Care (94.3%)
Biotechnology (19.8%)
Alexion Pharmaceuticals, Inc.*	630	23,537
Altus Pharmaceuticals, Inc.*	300	4,944
Amgen, Inc.*	4,099	311,155
Amylin Pharmaceuticals, Inc.*	1,675	73,633
Applera Corp.- Celera Genomics Group*	2,350	36,472
Arena Pharmaceuticals, Inc.*	544	8,296
Array Biopharma, Inc.*	1,368	13,434
Biogen Idec, Inc.*	1,092	51,979
BioMarin Pharmaceuticals, Inc.*	501	8,031
Celgene Corp.*(a)	2,298	122,805
Cephalon, Inc.*	1,008	70,741
CSL Ltd.	178	7,726
Cubist Pharmaceuticals, Inc.*	711	15,834
CV Therapeutics, Inc.*	2,790	36,131
Cytokinetics, Inc.*	4,046	29,495
Encysive Pharmaceuticals, Inc.*	1,300	6,201
Genentech, Inc.*	396	32,987
Genmab A/S*	475	21,230
Genzyme Corp.*	1,880	126,919
Gilead Sciences, Inc.*	4,095	282,146
Grifols S.A.*	1,047	10,958
Human Genome Sciences, Inc.*	4,236	56,551
ICOS Corp.*	600	19,032
Incyte Corp.*	2,000	9,520
InterMune, Inc.*	381	8,420
Keryx Biopharmaceuticals, Inc.*	561	7,876
MannKind Corp.*	390	7,898
Medarex Inc.*	901	11,641
MedImmune, Inc.*	152	4,870
Millennium Pharmaceuticals, Inc.*	6,400	74,880
Myogen, Inc.*	1,114	58,262
Myriad Genetics, Inc.*	315	8,470
NPS Pharmaceuticals, Inc.*	700	3,304
OSI Pharmaceuticals, Inc.*	208	7,962
Panacos Pharmaceuticals, Inc.*	1,301	8,925
PDL BioPharma, Inc.*	1,977	41,774
Regeneron Pharmaceuticals, Inc.*	1,600	32,080
Theravance, Inc.*	1,602	50,399
United Therapeutics Corp.*	1,261	75,471
Vertex Pharmaceuticals, Inc.*	2,937	119,242
ZymoGenetics, Inc.*	3,287	52,756

		1,953,987

Health Care Distributors (2.8%)
Cardinal Health, Inc.	1,795	117,483
McKesson Corp.	2,660	133,239
PSS World Medical, Inc.*	1,398	28,128

		278,850

Health Care Equipment (12.3%)
Baxter International, Inc.	2,540	116,764
Beckman Coulter, Inc.	525	30,224
Biomet, Inc.	2,007	75,945
Boston Scientific Corp.*	3,675	58,469
Conor Medsystems, Inc.*	400	9,824
Cytyc Corp.*	2,212	58,441
DexCom, Inc.*	1,669	14,687
Hospira, Inc.*	853	31,007
Medtronic, Inc.	3,625	176,465
Mentor Corp.	1,019	47,689
Mindray Medical International Ltd. (ADR)*	990	17,919
NxStage Medical, Inc.*	1,737	12,732
Olympus Corp	1,100	34,928
Respironics, Inc.*	1,143	40,371
St. Jude Medical, Inc.*	2,498	85,806
Stryker Corp.	2,210	115,561
Thoratec Corp.*	1,254	19,750
Varian Medical Systems, Inc.*	1,780	97,651
Volcano Corp.*	1,970	31,264
Wright Medical Group, Inc.*	953	23,549
Zimmer Holdings, Inc.*	1,529	110,103

		1,209,149

Health Care Facilities (0.6%)
Triad Hospitals, Inc.*	1,000	37,030
Universal Health Services, Inc., Class B	325	17,209

		54,239

Health Care Services (3.5%)
Caremark Rx, Inc.	440	21,661
DaVita, Inc.*	987	54,907
Express Scripts, Inc.*	459	29,247
HMS Holdings Corp.*	1,522	20,912
Medco Health Solutions, Inc.*	2,706	144,771
Omnicare, Inc.	367	13,902
Quest Diagnostics, Inc.	1,163	57,848

		343,248

Health Care Supplies (0.2%)
Cooper Cos., Inc.	344	19,825

Health Care Technology (0.8%)
Eclipsys Corp.*	1,104	23,394
IMS Health, Inc.	1,500	41,775
TriZetto Group, Inc.*	658	11,245

		76,414

Life Sciences Tools & Services (2.1%)
Charles River Laboratories International, Inc.*	750	32,190
Ciphergen Biosystems, Inc.*	5,506	5,891
Dionex Corp.*	324	17,626
Exelixis, Inc.*	1,150	11,155
Fisher Scientific International, Inc.*	224	19,179
Invitrogen Corp.*	455	26,394
MDS, Inc.	1,100	19,439
Millipore Corp.*	35	2,259
Molecular Devices Corp.*	251	5,055
Pharmaceutical Product Development, Inc.	1,280	40,512
Thermo Electron Corp.*	443	18,991
Varian, Inc.*	246	11,535

		210,226

Managed Health Care (6.2%)
Aetna, Inc.	2,237	92,209
Coventry Health Care, Inc.*	617	28,968
Health Net, Inc.*	1,935	80,322
UnitedHealth Group, Inc.	5,847	285,217
WellPoint, Inc.*	1,678	128,065

		614,781

Pharmaceuticals (46.0%)
Abbott Laboratories	7,085	336,608
Adolor Corp.*	1,420	19,468
Allergan, Inc.	957	110,533

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2006

	Number of Shares	Value (Note 1)
Astellas Pharma, Inc.	2,400	$107,960
AstraZeneca plc	830	49,042
AstraZeneca plc (Sponsored ADR)	2,133	125,207
AtheroGenics, Inc.*	1,100	14,300
Barr Pharmaceuticals, Inc.*	930	48,704
BioMimetic Therapeutics, Inc.*	2,210	29,481
Bristol-Myers Squibb Co.	9,660	239,085
Cadence Pharmaceuticals, Inc.*	721	6,922
Cardiome Pharma Corp.*	1,153	13,271
Cypress Bioscience, Inc.*	1,117	8,802
Daiichi Sankyo Co., Ltd.	4,100	121,787
Eisai Co., Ltd.	3,200	163,612
Elan Corp. plc (ADR)*	3,400	49,232
Eli Lilly & Co.	3,488	195,363
Endo Pharmaceuticals Holdings, Inc.*	512	14,612
Forest Laboratories, Inc.*	2,453	120,050
H. Lundbeck A/S	700	16,483
Ipsen	1,944	80,268
Johnson & Johnson	4,861	327,631
Medicines Co.*	1,962	50,934
Merck & Co., Inc.	5,180	235,276
Merck KGaA	382	40,273
MGI Pharma, Inc.*	3,050	58,041
Novartis AG (ADR)	2,138	129,841
Novartis AG (Registered)	1,334	80,972
Pfizer, Inc.	12,858	342,666
Pozen, Inc.*	543	9,030
Profarma Distribuidora de Produtos Farmaceuticos S.A.*	800	9,916
Roche Holding AG	1,560	273,033
Sanofi-Aventis	1,248	106,086
Sanofi-Aventis (ADR)	2,620	111,848
Schering-Plough Corp.	9,960	220,514
Schwarz Pharma AG	402	46,938
Sepracor, Inc.*	321	16,615
Shionogi & Co., Ltd.	7,322	146,559
Shire plc (ADR)	1,496	82,056
Takeda Pharmaceutical Co., Ltd.	600	38,462
Teva Pharmaceutical Industries Ltd. (ADR)	1,140	37,586
UCB S.A.	1,150	71,188
Warner Chilcott Ltd.*	1,561	20,605
Wyeth	3,876	197,792
Xenoport, Inc.*	459	11,048

		4,535,700

Total Health Care		9,296,419

Industrials (0.6%)
Industrial Conglomerates (0.6%)
Tyco International Ltd.	1,947	57,300

Total Industrials		57,300

Materials (0.3%)
Chemicals (0.3%)
Bayer AG	628	31,621

Total Materials		31,621

Total Common Stocks (96.2%) (Cost $8,373,220)		9,482,935

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (1.0%)
Federal Home Loan Bank
4.98%, 11/1/06 (o)(p)	$100,000	99,986

Time Deposit (3.1%)
JPMorgan Chase Nassau
4.77%, 11/1/06	303,618	303,618

Total Short-Term Investments (4.1%) (Cost/Amortized Cost $403,618)		403,604

	Number of Contracts (c)
OPTIONS PURCHASED:
Call Options (0.0%)
Conor Medsystems, Inc.
December-06 @ $25.00*	12	2,220
January-07 @ $25.00*	5	1,275

		3,495

Put Options (0.1%)
Bristol-Myers Squibb Co.
November-06 @ $25.00*	60	3,600

Total Options Purchased (0.1%) (Cost $8,415)		7,095

Total Investments before Options Written (100.4%) (Cost/Amortized Cost $8,785,253)		9,893,634

OPTIONS WRITTEN:
Call Options (-0.1%)
Celgene Corp.
January-07 @ $55.00* (d) (Premiums Received $5,319)	(19)	(5,890)

Total Investments (100.3%) (Cost/Amortized Cost $8,779,934)		9,887,744
Other Assets Less Liabilities (-0.3%)		(31,912)

Net Assets (100%)		$9,855,832

*	Non-income producing.
(a)	Fully or partially pledged as collateral on outstanding written call options.
(c)	One contract relates to 100 shares.
(d)	Covered call option contracts written in connection with securities held.
(o)	Discount Note Security. Effective rate calculated as of October 31, 2006.
(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2006

Options written for the year ended October 31, 2006, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—November 1, 2005	4	$528
Options Written	872	118,518
Options Terminated in Closing Purchase Transactions	(689)	(103,461)
Options Expired	(168)	(10,266)
Options Exercised	—	—

Options Outstanding—October 31, 2006	19	$5,319

Investment security transactions for the year ended October 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$14,935,875
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$15,042,777

As of October 31, 2006, the gross unrealized appreciation (depreciation) of investments before options written based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,098,906
Aggregate gross unrealized depreciation	(252,077)

Net unrealized appreciation	$846,829

Federal income tax cost of investments	$9,046,805

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS

October 31, 2006

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (20.8%)
Asset-Backed Securities (9.5%)
ACE Securities Corp.,
Series 06-HE1 A2A
5.400%, 2/25/36 (l)	$262,597	$262,653
Amortizing Residential Collateral Trust,
Series 02-BC3M A
5.590%, 6/25/32 (l)	21,313	21,316
Series 02-BC4 A
5.610%, 7/25/32 (l)	5,075	5,084
Bank One Issuance Trust,
Series 03-A9 A9
3.860%, 6/15/11	500,000	489,582
Bear Stearns Asset Backed Securities, Inc.,
Series 01-3 A2
5.720%, 10/27/32 (l)	32,758	32,888
Series 02-2 A1
5.650%, 10/25/32 (l)	16,483	16,500
Series 03-2 A2
5.770%, 3/25/43 (l)	9,530	9,550
Capital Auto Receivables Asset Trust,
Series 04-2 A3
3.580%, 1/15/09	525,000	517,864
Cendant Mortgage Corp.,
Series 03-A A1
6.000%, 7/25/43 §(1)	9,045	9,020
Chase Issuance Trust,
Series 04-A9 A9
3.220%, 6/15/10	150,000	147,251
Chase Manhattan Auto Owner Trust,
Series 05-A A3
3.870%, 6/15/09	200,000	197,678
Citibank Credit Card Issuance Trust,
Series 03-A6 A6
2.900%, 5/17/10	250,000	241,938
Series 04-A1 A1
2.550%, 1/20/09	200,000	198,791
Series 04-A4 A4
3.200%, 8/24/09	175,000	172,112
Series 06-A2 A2
4.850%, 2/10/11	475,000	473,349
Citibank Credit Card Master Trust I,
Series 98-2 A
6.050%, 1/15/10	600,000	606,667
Countrywide Asset-Backed Certificates,
Series 04-13 AV4
5.610%, 6/25/35 (l)	112,458	112,516
Series 05-BC5 3A1
5.420%, 1/25/36 (l)	132,552	132,568
Series 06-3 2A1
5.390%, 6/25/36 (l)	348,639	348,716
Series 06-12 2A1
5.390%, 12/25/36 (l)	451,016	451,050
Series 06-BC1 2A1
5.390%, 4/25/36 (l)	315,992	316,047
CS First Boston Mortgage Securities Corp.,
Series 01-HE17 A1
5.630%, 1/25/32 (l)	3,455	3,456
Daimler Chrysler Auto Trust,
Series 05-A A3
3.490%, 12/8/08	262,200	260,437
Series 05-B A3
4.040%, 9/8/09	435,742	432,312
Fieldstone Mortgage Investment Corp.,
Series 06-2 2A1
5.410%, 7/25/36 (l)	464,225	464,223
First Alliance Mortgage Loan Trust,
Series 99-4 A2
6.080%, 3/20/31 (l)	9,802	9,805
First Franklin Mortgage Loan Asset Backed Certificates,
Series 03-FF5 A2
5.980%, 3/25/34 (l)	141	140
GSAA Home Equity Trust,
Series 06-5 2A1
5.390%, 3/25/36 (l)	351,878	351,460
GSAMP Trust,
Series 02-NC1 A2
5.640%, 7/25/32 (l)	274	278
Series 06-HE4 A2A
5.390%, 6/25/36 (l)	409,916	409,971
Home Equity Asset Trust,
Series 02-1 A4
5.620%, 11/25/32 (l)	257	257
Honda Auto Receivables Owner Trust,
Series 06-3 A3
5.120%, 10/15/10	500,000	500,350
MBNA Credit Card Master Note Trust,
Series 04-A4 A4
2.700%, 9/15/09	175,000	173,020
Series 06-A1 A1
4.900%, 7/15/11	475,000	474,407
MBNA Master Credit Card Trust,
Series 00-L A
6.500%, 4/15/10	220,000	223,096
Morgan Stanley ABS Capital I,
Series 06-HE5 A2A
5.390%, 8/25/36 (l)	506,377	506,343
Morgan Stanley Dean Witter Capital I,
Series 02-HE1 A2
5.980%, 7/25/32 (l)	282	285
Nissan Auto Receivables Owner Trust,
Series 05-C A3
4.190%, 7/15/09	525,000	519,356
Series 06-C A3
5.440%, 4/15/10	675,000	679,874
Quest Trust,
Series 04-X2 A1
5.880%, 6/25/34 §(1)	20,538	20,603
Renaissance Home Equity Loan Trust,
Series 03-2A
5.760%, 8/25/33 (l)	4,861	4,874
Series 03-3A
5.820%, 12/25/33 (l)	13,466	13,575
Residential Asset Mortgage Products, Inc.,
Series 05-RZ4 A1
5.440%, 11/25/35 (l)	341,754	341,810
Residential Asset Securities Corp.,
Series 05-KS12 A1
5.410%, 1/25/36 (l)	264,414	264,457
Salomon Brothers Mortgage Securities VII,
Series 02-CIT1 A
5.620%, 3/25/32 (l)	5,470	5,483
Saxon Asset Securities Trust,
Series 02-1 AV2
5.590%, 1/25/32 (l)	1,138	1,139
SLM Student Loan Trust,
Series 05-6 A5B
5.387%, 7/27/26 (l)	500,000	500,413
Soundview Home Equity Loan Trust,
Series 06-2 A1
5.390%, 3/25/36 (l)	217,112	217,141

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2006

	Principal Amount	Value (Note 1)
Structured Asset Investment Loan Trust,
Series 06-2 A1
5.380%, 4/25/36 (l)	$270,958	$270,973
Structured Asset Securities Corp.,
Series 02-HF1 A
5.620%, 1/25/33 (l)	19,390	19,514
Series 03-AL2 A
3.357%, 1/25/31 #§(a)	88,172	80,996

		11,513,188

Non-Agency CMO (11.3%)
Banc of America Alternative Loan Trust,
Series 04-5 4A1
5.000%, 6/25/19	62,841	62,171
Series 04-6 4A1
5.000%, 7/25/19	68,943	67,985
Banc of America Commercial Mortgage, Inc.,
Series 05-3 A3A
4.621%, 7/10/43	325,000	316,257
Series 02-2 A3
5.118%, 7/11/43	530,000	529,125
Series 04-5 A3
4.561%, 11/10/41	100,000	97,365
Series 04-6 A3
4.512%, 12/10/42	100,000	97,044
Banc of America Funding Corp.,
Series 06-A 1A1
4.619%, 2/20/36 (l)	92,510	91,252
Bear Stearns Adjustable Rate Mortgage Trust,
Series 02-2 IIIA
6.784%, 6/25/31 (l)	6,701	6,694
Series 03-8 1A1
4.206%, 1/25/34 (l)	115,187	115,769
Series 03-8 2A1
4.797%, 1/25/34 (l)	57,805	57,166
Series 03-8 4A1
4.644%, 1/25/34 (l)	48,677	48,434
Series 05-10 A2
4.750%, 10/25/35 (l)	100,000	97,860
Bear Stearns Alt-A Trust,
Series 06-6 31A1
5.840%, 11/25/36 †(l)	296,711	298,664
Series 06-6 32A1
5.840%, 11/25/36 †(l)	298,886	300,425
Chase Commercial Mortgage Securities Corp.,
Series 99-2 A2
7.198%, 1/15/32	75,000	78,808
Citigroup Commercial Mortgage Trust,
Series 05-EMG A4
4.518%, 9/20/51 §	350,000	336,936
Countrywide Alternative Loan Trust,
Series 03-J1 4A1
6.000%, 10/25/32	13,154	13,193
Series 03-J3 2A1
6.250%, 12/25/33	14,763	14,710
Series 06-19CB A15
6.000%, 8/25/36	623,252	624,597
Series 06-4CB 2A3
5.500%, 4/25/36	531,367	529,841
Countrywide Asset-Backed Certificates,
Series 05-IM2 A1
5.430%, 1/25/35 (l)	80,930	80,936
Countrywide Home Loan Mortgage Pass Through Trust,
Series 02-30 M
3.834%, 10/19/32 (l)	23,782	23,709
Series 04-7 5A2
5.590%, 5/25/34 (l)	7,283	7,285
CS First Boston Mortgage Securities Corp.,
Series 02-CKS4 A2
5.183%, 11/15/36	415,000	415,377
Series 02-P1A A
5.607%, 3/25/32 †§(l)	31,637	31,647
Series 02-P3A A1
5.870%, 8/25/33 †§(l)	76,932	76,954
Series 98-C1 A1B
6.480%, 5/17/40	399,456	405,516
First Union - Lehman Brothers - Bank of America,
Series 98-C2 A2
6.560%, 11/18/35	73,994	74,921
First Union National Bank Commercial Mortgage,
Series 00-C1 A2
7.841%, 5/17/32	425,000	456,986
Series 00-C2 A2
7.202%, 10/15/32	355,000	378,573
General Electric Capital Commercial Mortgage Corp.,
Series 02-3A A1
4.229%, 12/10/37	85,617	83,991
Series 02-3A A2
4.996%, 12/10/37	430,000	426,783
Series 05-C1 A3
4.578%, 6/10/48	90,000	87,698
GMAC Commercial Mortgage Securities, Inc.,
Series 97-C1 E
7.080%, 7/15/29	380,000	390,607
Series 99-C1 A2
6.175%, 5/15/33	57,124	58,068
Series 99-C3 A2
7.179%, 8/15/36	74,055	77,164
Series 00-C2 A2
7.455%, 8/16/33	84,907	90,456
Series 00-C3 A2
6.957%, 9/15/35	745,000	791,057
Series 03-C2 A2
5.284%, 5/10/40 (l)	410,000	416,796
Greenwich Capital Commercial Funding Corp.,
Series 05-GG3 AAB
4.619%, 8/10/42	105,000	101,809
GS Mortgage Securities Corp. II,
Series 98-C1 A3
6.135%, 10/18/30	103,360	104,482
Series 05-GG4 A4
4.761%, 7/10/39	150,000	144,900
GSR Mortgage Loan Trust,
Series 04-9 4A1
4.059%, 8/25/34 (l)	150,268	147,163
Series 05-AR6 2A1
4.540%, 9/25/35 (l)	168,190	166,249
Homebanc Mortgage Trust,
Series 05-4 A1
5.590%, 10/25/35 (l)	273,377	273,759
Impac CMB Trust,
Series 03-8 2A1
6.220%, 10/25/33 (l)	48,900	48,929
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 01-C1 A3
5.857%, 10/12/35	360,000	370,016
Series 01-CIB2 A3
6.429%, 4/15/35	100,000	104,935
Series 01-CIBC A3
6.260%, 3/15/33	129,996	134,543

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2006

	Principal Amount	Value (Note 1)
Series 05-CB12 A4
4.895%, 9/12/37	$325,000	$316,244
LB Commercial Conduit Mortgage Trust,
Series 98-C1 A3
6.480%, 2/18/30	372,433	375,081
Series 98-C4 A1B
6.210%, 10/15/35	122,566	124,402
LB-UBS Commercial Mortgage Trust,
Series 01-C2 A2
6.653%, 11/15/27	325,000	343,394
Series 06-C6 A4
5.372%, 9/15/39	330,000	331,775
MASTR Alternative Loans Trust,
Series 04-4 1A1
5.500%, 5/25/34	67,858	67,321
Merrill Lynch Mortgage Investors, Inc.,
Series 03-A1 3A
4.910%, 12/25/32 (l)	20,604	20,511
NationsLink Funding Corp.,
Series 99-1 A2
6.316%, 1/20/31	130,719	132,858
Salomon Brothers Mortgage Securities VII,
Series 00-C1 A2
7.520%, 12/18/09	75,000	79,489
Sequoia Mortgage Trust,
Series 10 2A1
5.700%, 10/20/27 (l)	114,894	115,044
Structured Adjustable Rate Mortgage Loan Trust,
Series 05-19XS 1A1
5.640%, 10/25/35 (l)	272,769	273,893
Structured Asset Mortgage Investments, Inc.,
Series 06-AR3 12A1
5.540%, 5/25/36 (l)	97,333	97,413
Structured Asset Securities Corp.,
Series 01-21A 1A1
6.792%, 1/25/32 (l)	10,745	10,700
Wachovia Bank Commercial Mortgage Trust,
Series 05-C18 A4
4.935%, 4/15/42	90,000	87,832
Series 05-C19 A2
4.516%, 5/15/44	375,000	367,499
Washington Mutual, Inc.,
Series 02-AR2 A
5.527%, 2/27/34 (l)	40,035	40,499
Series 02-AR6 A
6.064%, 6/25/42 (l)	12,164	12,177
Series 02-AR10 A6
4.816%, 10/25/32 (l)	10,297	10,234
Series 03-R1 A1
5.590%, 12/25/27 (l)	971,212	970,776
Wells Fargo Mortgage Backed Securities Trust,
Series 04-K 1A2
4.474%, 7/25/34 (l)	175,874	171,921

		13,704,668

Total Asset-Backed and Mortgage-Backed Securities		25,217,856

Consumer Discretionary (1.2%)
Automobiles (0.6%)
DaimlerChrysler N.A. Holding Corp.
5.640%, 3/7/07 (l)	500,000	500,176
5.870%, 9/10/07 (l)	150,000	150,375
6.500%, 11/15/13	85,000	87,843

		738,394

Hotels, Restaurants & Leisure (0.0%)
Caesars Entertainment, Inc.
7.500%, 9/1/09	46,000	47,717

Media (0.5%)
Comcast Cable Communications, Inc.
6.750%, 1/30/11	15,000	15,776
Comcast Corp.
6.500%, 1/15/17	100,000	104,866
7.050%, 3/15/33	105,000	113,769
6.500%, 11/15/35	25,000	25,527
Historic TW, Inc.
6.625%, 5/15/29	82,000	83,396
News America Holdings, Inc.
7.750%, 1/20/24	10,000	11,228
News America, Inc.
7.280%, 6/30/28	25,000	27,034
TCI Communications, Inc.
7.125%, 2/15/28	10,000	10,686
Time Warner Cos., Inc.
9.150%, 2/1/23	10,000	12,436
7.570%, 2/1/24	20,000	21,977
Time Warner, Inc.
6.750%, 4/15/11	5,000	5,244
6.875%, 5/1/12	100,000	106,162
7.625%, 4/15/31	30,000	33,824

		571,925

Multiline Retail (0.1%)
Federated Department Stores, Inc.
6.790%, 7/15/27	10,000	10,076
May Department Stores Co.
6.650%, 7/15/24	5,000	4,989
8.750%, 5/15/29	25,000	29,698
7.875%, 3/1/30	5,000	5,656
8.125%, 8/15/35	25,000	27,201

		77,620

Total Consumer Discretionary		1,435,656

Energy (0.8%)
Energy Equipment & Services (0.3%)
Halliburton Co.
5.500%, 10/15/10	75,000	75,521
7.600%, 8/15/96	25,000	29,124
Transocean, Inc.
5.591%, 9/5/08 (l)	300,000	300,073

		404,718

Oil, Gas & Consumable Fuels (0.5%)
Anadarko Petroleum Corp.
6.450%, 9/15/36	175,000	181,390
ConocoPhillips
5.370%, 4/11/07 (l)	200,000	200,018
7.000%, 3/30/29	20,000	23,070
El Paso Corp.
7.750%, 1/15/32	500	521
EnCana Holdings Finance Corp.
5.800%, 5/1/14	75,000	75,689
Pemex Project Funding Master Trust
9.125%, 10/13/10	20,000	22,504
8.000%, 11/15/11	50,000	55,000
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437%, 9/15/09 §	50,160	48,681

		606,873

Total Energy		1,011,591

Financials (10.4%)
Capital Markets (1.4%)
Bank of New York Co., Inc.
3.750%, 2/15/08	75,000	73,589
Goldman Sachs Group, Inc.
5.479%, 6/23/09 (l)	500,000	500,169

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2006

	Principal Amount		Value (Note 1)
Lehman Brothers Holdings, Inc.
5.750%, 7/18/11		$100,000	$102,151
Merrill Lynch & Co., Inc.
5.492%, 8/14/09 (l)		300,000	300,038
Morgan Stanley
5.440%, 3/7/08 (l)		550,000	550,480
5.050%, 1/21/11		125,000	124,318
5.625%, 1/9/12		100,000	101,593
5.300%, 3/1/13		20,000	20,027

			1,772,365

Commercial Banks (4.2%)
BAC Capital Trust XI
6.625%, 5/23/36		25,000	26,930
Bank of Scotland Treasury Services plc
3.500%, 11/30/07 §		40,000	39,279
Bank One Corp.
2.625%, 6/30/08		25,000	23,980
Barclays Bank plc/New York
5.400%, 3/13/09 (l)		830,000	830,146
Charter One Bank N.A.
5.430%, 4/24/09 (l)		300,000	300,149
Depfa ACS Bank
3.625%, 10/29/08		100,000	97,432
Eksportfinans A/S
3.375%, 1/15/08		100,000	97,913
Fortis Bank S.A./N.V./New York
5.265%, 4/28/08 (l)		400,000	399,736
HBOS Treasury Services plc
3.600%, 8/15/07 §		20,000	19,732
HSBC Bank USA N.A./New York
4.625%, 4/1/14		30,000	28,759
HSBC Capital Funding LP/ Jersey Channel Islands
10.176%, 12/29/49 §(1)		150,000	222,229
HSBC Holdings plc
5.375%, 12/20/12	EUR	90,000	122,602
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
4.250%, 9/15/10		$275,000	268,787
Landwirtschaftliche Rentenbank
0.6500%, 9/30/08	JPY	14,000,000	119,404
National Australia Bank Ltd.
5.430%, 9/11/09 §(b)(1)		$300,000	299,991
National Westminster Bank plc
7.375%, 10/1/09		25,000	26,552
Rabobank Capital Funding II
5.254%, 12/29/49 §(1)		110,000	108,025
Rabobank Capital Funding Trust III
5.254%, 12/29/49 §(1)		80,000	77,680
Rabobank Nederland
5.370%, 4/6/09 §(1)		900,000	900,122
Royal Bank of Scotland Group plc
5.380%, 4/11/08 §(1)		200,000	200,122
5.770%, 7/6/12 (l)		100,000	100,146
SunTrust Banks, Inc.
3.625%, 10/15/07		80,000	78,680
4.000%, 10/15/08		15,000	14,672
U.S. Bancorp
3.950%, 8/23/07		15,000	14,834
Wachovia Bank N.A.
5.429%, 3/23/09 (l)		300,000	299,969
Wells Fargo & Co.
4.625%, 8/9/10		310,000	305,387
4.875%, 1/12/11		60,000	59,563

			5,082,821

Consumer Finance (0.9%)
Ford Motor Credit Co.
5.590%, 3/13/07 (l)		400,000	396,920
GMAC LLC
6.274%, 1/16/07 (l)		200,000	199,972
6.243%, 3/20/07 (l)		550,000	549,577

			1,146,469

Diversified Financial Services (3.4%)
Bank of America Corp.
6.250%, 4/1/08		15,000	15,191
4.500%, 8/1/10		235,000	230,468
CIT Group, Inc.
7.750%, 4/2/12		125,000	138,577
Citigroup Global Markets Holdings, Inc.
5.490%, 3/17/09 (l)		500,000	500,428
Citigroup, Inc.
3.500%, 2/1/08		45,000	44,064
3.625%, 2/9/09		40,000	38,766
4.125%, 2/22/10		525,000	510,402
6.875%, 2/15/98		25,000	28,023
General Electric Capital Corp.
3.450%, 7/16/07		15,000	14,809
5.424%, 1/15/08 (l)		250,000	250,232
5.380%, 10/24/08 (l)		100,000	99,984
5.490%, 6/15/09 (l)		300,000	300,664
4.125%, 9/1/09		810,000	790,774
5.506%, 5/10/10 (l)		200,000	200,027
5.000%, 11/15/11		335,000	333,353
JPMorgan Chase & Co.
6.375%, 2/15/08		25,000	25,290
3.625%, 5/1/08		205,000	200,328
MassMutual Global Funding II
2.550%, 7/15/08 §		30,000	28,683
Nationwide Building Society
3.500%, 7/31/07 §		50,000	49,329
4.250%, 2/1/10 §		90,000	87,381
Pemex Finance Ltd.
9.030%, 2/15/11 #(a)		90,000	96,554
Racers, Series 97-R-8-3
5.705%, 8/15/07 †§(b)(l)		100,000	100,029
TIAA Global Markets, Inc.
3.875%, 1/22/08 §		25,000	24,571
UFJ Finance Aruba AEC
6.750%, 7/15/13		30,000	32,142

			4,140,069

Insurance (0.4%)
ASIF Global Financing XXIII
3.900%, 10/22/08 §		45,000	43,938
Berkshire Hathaway Finance Corp.
3.400%, 7/2/07		20,000	19,762
3.375%, 10/15/08		25,000	24,185
4.125%, 1/15/10		150,000	145,956
Metropolitan Life Global Funding I
3.375%, 10/5/07 §		25,000	24,358
Prudential Financial, Inc.
4.104%, 11/15/06 (e)		122,000	121,946
Travelers Property Casualty Corp.
5.000%, 3/15/13		65,000	63,687

			443,832

Real Estate Management & Development (0.1%)
ERP Operating LP
6.625%, 3/15/12		75,000	79,489

Total Financials			12,665,045

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2006

	Principal Amount		Value (Note 1)
Government Securities (60.8%)
Agency ABS (0.9%)
Small Business Administration Participation Certificates,
Series 03-20I 1
5.130%, 9/1/23		$80,253	$80,117
Series 04-20C 1
4.340%, 3/1/24		587,884	560,741
Series 05-20B 1
4.625%, 2/1/25		453,019	437,840

			1,078,698

Agency CMO (4.5%)
Federal Home Loan Mortgage Corp.
4.500%, 1/15/16		263,993	259,973
5.000%, 12/15/17		60,000	58,991
5.000%, 2/15/18		390,000	382,228
4.500%, 4/15/25		263,006	260,610
6.500%, 4/15/29		156,142	160,811
5.500%, 5/15/29		1,196,378	1,197,538
5.670%, 12/15/29 (l)		39,059	39,166
5.500%, 1/15/31		85,736	86,199
5.500%, 4/15/35		96,334	97,157
5.500%, 5/15/35		446,747	450,194
5.000%, 8/1/35 IO		451,544	108,992
5.500%, 8/1/35 IO		592,506	140,227
Pass-Through Trust
6.500%, 7/25/43		77,381	79,142
Federal National Mortgage Association
5.000%, 3/25/18		30,000	29,353
5.500%, 5/25/27		434,563	435,594
6.000%, 8/25/28		70,387	70,805
5.310%, 8/25/33		100,000	99,218
5.500%, 12/25/33		73,016	73,277
5.500%, 1/25/34		84,088	84,289
6.500%, 7/25/34		43,746	44,830
5.500%, 2/25/35		74,369	74,971
5.570%, 7/25/35 (l)		206,556	205,960
5.500%, 8/25/35		746,480	750,667
5.500%, 1/25/36 IO		661,591	159,919
Government National Mortgage Association
6.500%, 6/20/32		132,433	136,515

			5,486,626

Foreign Governments (3.2%)
Bundesobligation
4.000%, 2/16/07	EUR	1,500,000	1,916,823
Federative Republic of Brazil
7.125%, 1/20/37		$33,000	34,155
11.000%, 8/17/40		195,000	256,210
Hong Kong Government International Bond
5.125%, 8/1/14 §		350,000	350,348
Israel Government AID Bond
5.500%, 4/26/24		50,000	52,354
5.500%, 9/18/33		40,000	42,143
Republic of Italy
3.800%, 3/27/08	JPY	38,000,000	338,267
Republic of Panama
9.625%, 2/8/11		$113,000	129,634
Republic of Peru
9.125%, 1/15/08		230,000	240,350
Republic of South Africa
5.250%, 5/16/13	EUR	40,000	53,147
Swedish Exportkredit AB
2.875%, 1/26/07		$25,000	24,861
Ukraine Government International Bond
11.000%, 3/15/07 (b)(n)		18,672	19,000
United Mexican States
6.073%, 1/13/09		30,000	30,315
10.375%, 2/17/09		53,000	59,092
8.000%, 9/24/22		55,000	66,688
8.300%, 8/15/31		42,000	53,403
7.500%, 4/8/33		10,000	11,730
6.750%, 9/27/34		130,000	140,075

			3,818,595

Municipal Bonds (1.1%)
Fairfax County, Virginia,
Series A
5.250%, 4/1/13		40,000	43,939
Golden State Tobacco Securitization Corp.
6.750%, 6/1/39		110,000	126,106
7.900%, 6/1/42		50,000	61,571
New York City Municipal Water Finance Authority
6.440%, 6/15/34 §(1)		10,000	11,090
Series A
5.000%, 6/15/35		150,000	156,599
Rhode Island Clean Water Finance Agency,
Series A
5.000%, 10/1/28		50,000	52,529
San Antonio, Texas Water Revenue,
Series A
5.000%, 5/15/32		150,000	155,718
South Carolina State Public Service Authority,
Series A
5.000%, 1/1/13		80,000	86,044
Tobacco Settlement Authority of Iowa,
Series B
5.600%, 6/1/35		50,000	54,543
Tobacco Settlement Financing Corp./ New Jersey
6.375%, 6/1/32		255,000	284,552
6.000%, 6/1/37		130,000	140,622
6.250%, 6/1/43		90,000	99,792

			1,273,105

U.S. Government Agencies (47.0%)
Federal Home Loan Bank
2.300%, 7/24/07		1,050,000	1,028,228
4.000%, 2/1/08		560,000	552,896
4.625%, 9/11/20		2,400,000	2,284,205
Federal Home Loan Mortgage Corp.
4.625%, 5/28/13		75,000	72,451
5.500%, 2/1/14		61,215	61,471
6.000%, 1/1/17		32,583	33,078
6.500%, 1/1/17		125,675	128,365
6.000%, 2/1/17		28,526	28,963
4.500%, 3/1/20		84,906	82,037
4.500%, 4/1/20		81,800	79,036
4.500%, 5/1/20		90,010	86,969
4.500%, 8/1/20		170,328	164,711
6.500%, 7/1/29		38,790	39,836
6.257%, 11/1/31 (l)		6,556	6,624
5.500%, 5/1/33		409,939	406,559
5.000%, 4/1/34		333,951	323,268
5.500%, 7/1/35		76,400	75,606
4.807%, 9/1/35 (l)		861,844	851,490
Federal National Mortgage Association
2.710%, 1/30/07		300,000	298,041
3.000%, 3/2/07		195,000	193,470
2.350%, 4/5/07		55,000	54,310
7.250%, 1/15/10		435,000	465,340
5.390%, 12/1/11		88,853	89,341
5.250%, 8/1/12		140,000	141,006

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2006

	Principal Amount	Value (Note 1)
4.625%, 5/1/13	$300,000	$291,312
5.125%, 1/2/14	125,000	124,709
5.500%, 6/1/17	4,925	4,941
7.000%, 11/1/17	27,437	28,207
5.000%, 8/1/18	70,353	69,447
4.500%, 10/1/18	55,262	53,578
5.000%, 11/1/18	165,024	162,899
5.000%, 2/1/19	22,254	21,967
6.000%, 2/1/19	334,136	339,505
5.000%, 5/1/19	485,616	479,481
4.000%, 6/1/19	567,007	537,894
5.000%, 8/1/19	606,623	598,297
5.500%, 8/1/19	97,847	98,062
6.000%, 8/1/19	490,797	498,683
5.000%, 11/1/19	558,629	550,962
5.500%, 11/1/19	31,911	31,981
5.000%, 1/1/20	246,172	242,793
5.500%, 6/1/20	1,080,196	1,083,405
5.000%, 1/1/21	675,091	665,043
6.000%, 1/1/21	27,919	28,373
5.000%, 2/1/21	194,317	191,409
6.000%, 4/1/21	1,027,959	1,044,943
6.000%, 6/1/21	312,459	317,348
5.500%, 7/1/21	295,308	295,634
6.000%, 7/1/21	284,380	288,829
7.000%, 9/1/31	20,613	21,286
7.000%, 1/1/32	873	901
6.500%, 2/1/32	56,278	57,688
7.000%, 5/1/32	11,460	11,827
6.000%, 12/1/32	875,115	883,031
5.134%, 3/1/33 (l)	123,006	123,559
5.141%, 4/1/33 (l)	13,611	13,540
5.500%, 4/1/33	134,353	133,129
5.500%, 12/1/33	979,180	970,256
5.500%, 2/1/34	588,989	583,085
6.000%, 2/1/34	479,099	483,147
5.500%, 3/1/34	576,816	571,034
5.500%, 4/1/34	1,320,496	1,308,410
5.500%, 5/1/34	400,122	396,111
6.500%, 5/1/34	143,535	147,131
5.500%, 7/1/34	369,384	365,682
5.500%, 8/1/34	837,201	828,809
6.000%, 8/1/34	194,680	196,325
5.500%, 9/1/34	1,367,174	1,353,471
5.500%, 11/1/34	4,412,530	4,368,302
5.500%, 1/1/35	1,543,722	1,528,249
5.500%, 2/1/35	8,185,465	8,105,516
5.000%, 11/1/35	370,009	357,354
5.000%, 3/1/36	1,528,611	1,476,330
5.500%, 6/1/36	2,962,175	2,927,751
5.500%, 8/1/36	1,496,554	1,479,163
7.011%, 12/1/40 (l)	12,042	12,201
5.500%, 11/25/21 TBA	2,300,000	2,302,157
4.500%, 11/25/36 TBA	100,000	93,812
5.000%, 11/25/36 TBA	1,600,000	1,544,499
6.500%, 11/25/36 TBA	3,900,000	3,974,342
Government National Mortgage Association
5.125%, 1/20/16 (l)	16,702	16,667
4.750%, 9/20/21 (l)	31,773	32,049
5.125%, 11/20/22 (l)	9,345	9,425
5.375%, 4/20/27 (l)	18,809	18,928
4.750%, 7/20/27 (l)	21,360	21,557
5.500%, 12/15/28	5,315	5,306
6.000%, 2/15/29	131,901	134,049
7.500%, 5/15/30	32,093	33,462
7.500%, 7/15/30	23,096	24,081
7.000%, 9/15/31	15,025	15,545
7.500%, 9/15/31	8,339	8,692
5.500%, 1/15/32	152,608	152,164
6.000%, 2/15/32	32,611	33,113
7.000%, 5/15/32	21,928	22,685
6.000%, 9/15/32	123,683	125,587
5.500%, 1/15/33	161,949	161,470
5.500%, 2/15/33	51,258	51,106
5.500%, 7/15/33	61,342	61,160
5.500%, 12/15/33	285,014	284,171
5.500%, 1/15/34	980,038	976,588
6.000%, 1/15/34	67,462	68,448
5.500%, 2/15/34	440,385	438,835
5.500%, 2/15/36	76,676	76,356
5.500%, 4/15/36	73,405	73,098
5.500%, 5/15/36	1,341,746	1,336,138
U.S. Department of Housing and Urban Development
5.380%, 8/1/18	130,000	129,651
Resolution Funding Corp.
(Zero Coupon), 7/15/18	25,000	14,169
(Zero Coupon), 10/15/18	25,000	13,988
Small Business Administration
4.524%, 2/10/13	113,832	110,478
4.504%, 2/10/14	277,836	269,733

		56,933,800

U.S .Treasuries (4.1%)
U.S. Treasury Bonds
4.500%, 2/15/36	25,000	24,129
Inflation Indexed
2.375%, 1/15/25	216,330	218,984
2.000%, 1/15/26	847,490	809,982
U.S. Treasury Notes
3.500%, 12/15/09	200,000	193,633
4.125%, 8/15/10	800,000	787,531
3.875%, 9/15/10	60,000	58,519
4.250%, 8/15/13	300,000	294,187
4.875%, 8/15/16	1,150,000	1,173,898
Inflation Indexed
2.375%, 4/15/11	441,700	439,336
2.000%, 7/15/14	378,578	368,758
2.500%, 7/15/16	530,030	537,649
U.S. Treasury STRIPS
11/15/27 PO	375,000	137,108

		5,043,714

Total Government Securities		73,634,538

Health Care (0.0%)
Pharmaceuticals (0.0%)
Merck & Co., Inc.
6.400%, 3/1/28	25,000	26,852

Total Health Care		26,852

Industrials (0.4%)
Aerospace & Defense (0.1%)
Northrop Grumman Corp.
4.079%, 11/16/06	80,000	79,953

Airlines (0.3%)
Continental Airlines, Inc.
7.056%, 9/15/09	340,000	350,796
United Air Lines, Inc.
6.602%, 9/1/13	1,890	1,907

		352,703

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2006

	Principal Amount		Value (Note 1)
Industrial Conglomerates (0.0%)
Tyco International Group S.A.
6.375%, 10/15/11		$35,000	$36,742

Total Industrials			469,398

Materials (0.4%)
Containers & Packaging (0.1%)
Packaging Corp. of America
4.375%, 8/1/08		129,000	126,703

Paper & Forest Products (0.3%)
GP Canada Finance Co.
7.200%, 12/15/06 §		300,000	300,000

Total Materials			426,703

Telecommunication Services (1.3%)
Diversified Telecommunication Services (0.9%)
AT&T Corp.
8.000%, 11/15/31		22,000	27,562
AT&T, Inc.
4.214%, 6/5/07 §		50,000	49,623
4.125%, 9/15/09		174,000	168,879
BellSouth Corp.
5.580%, 8/15/08 (l)		100,000	100,031
Deutsche Telekom International Finance B.V.
8.125%, 5/29/12	EUR	81,000	122,390
8.250%, 6/15/30		$70,000	86,953
France Telecom S.A.
6.750%, 3/14/08 (b)(n)	EUR	120,000	158,509
New England Telephone & Telegraph Co.
7.875%, 11/15/29		$5,000	5,515
Qwest Corp.
7.625%, 6/15/15		110,000	115,775
Sprint Capital Corp.
8.750%, 3/15/32		35,000	43,241
Telecom Italia Capital S.A.
6.000%, 9/30/34		80,000	73,246
7.200%, 7/18/36		75,000	78,796
Telefonica Emisiones S.A.U.
6.421%, 6/20/16		75,000	77,733
Verizon New Jersey, Inc.
7.850%, 11/15/29		10,000	11,251

			1,119,504

Wireless Telecommunication Services (0.4%)
Cingular Wireless LLC
6.500%, 12/15/11		60,000	63,027
Nextel Communications, Inc., Series D
7.375%, 8/1/15		50,000	51,635
Vodafone Group plc
5.457%, 12/28/07 (l)		245,000	245,073
7.750%, 2/15/10		65,000	69,758

			429,493

Total Telecommunication Services			1,548,997

Utilities (1.0%)
Electric Utilities (0.7%)
AEP Texas Central Co.
6.650%, 2/15/33		115,000	122,277
Appalachian Power Co.
3.600%, 5/15/08		65,000	63,348
Dayton Power & Light Co.
5.125%, 10/1/13		50,000	49,332
Florida Power & Light Co.
4.950%, 6/1/35		75,000	67,693
Nevada Power Co., Series L
5.875%, 1/15/15		100,000	100,293
Niagara Mohawk Power Corp.,
Series G
7.750%, 10/1/08		100,000	104,267
Pepco Holdings, Inc.
6.450%, 8/15/12		90,000	93,554
Progress Energy, Inc.
7.100%, 3/1/11		65,000	69,600
Public Service Electric & Gas Co.
5.250%, 7/1/35		25,000	23,023
Scottish Power plc
4.910%, 3/15/10		125,000	123,250

			816,637

Gas Utilities (0.0%)
CenterPoint Energy Resources Corp.,
Series B
7.875%, 4/1/13		65,000	72,580

Multi-Utilities (0.3%)
Consolidated Natural Gas Co.,
Series A
5.000%, 3/1/14		25,000	23,921
Dominion Resources, Inc.,
Series D
5.664%, 9/28/07 (l)		200,000	200,062
5.125%, 12/15/09		25,000	24,859
PSEG Energy Holdings LLC
8.500%, 6/15/11		50,000	53,375
Texas Eastern Transmission LP
5.250%, 7/15/07		40,000	39,853

			342,070

Total Utilities			1,231,287

Total Long-Term Debt Securities (97.1%) (Cost $117,974,662)			117,667,923

SHORT-TERM INVESTMENTS:
Certificates of Deposit (0.5%)
Countrywide Bank N.A.
5.32%, 4/25/07 (l)		400,000	399,965
HSBC Bank USA N.A./New York
3.87%, 6/7/07		125,000	123,896

Total Certificates of Deposit			523,861

Commercial Paper (3.9%)
ING U.S. Funding LLC
5.25%, 1/29/07 (p)		1,500,000	1,480,575
Societe Generale Northern America, Inc.
5.18%, 12/18/06 (p)		1,600,000	1,589,021
Westpac Banking Corp.
5.24%, 1/24/07 (m)(p)		1,700,000	1,679,226

Total Commercial Paper			4,748,822

Government Securities (4.6%)
Federal National Mortgage Association
5.09%, 1/17/07 (o)(p)		1,600,000	1,582,547
5.10%, 1/24/07 (o)(p)		1,300,000	1,284,530
French Treasury Bills
2.98%, 11/16/06 (p)		500,000	637,332
3.23%, 12/7/06 (p)		720,000	915,934
3.15%, 12/28/06 (p)		660,000	838,138
U.S. Treasury Bills
4.71%, 12/14/06 #(p)		295,000	293,310

Total Government Securities			5,551,791

Time Deposit (2.2%)
JPMorgan Chase Nassau
4.77%, 11/1/06		2,676,869	2,676,869

Total Short Term Investments (11.2%) (Cost/Amortized Cost $13,509,332)			13,501,343

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2006

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Put Options (0.0%)
EuroDollar Futures
December-06 @ $91.75*	20	$125
December-06 @ $92.75*	36	225
December-06 @ $94.00*	24	150
September-07 @ $90.75*	44	275
September-07 @ $91.00*	42	263
December-07 @ $91.50*	10	63
December-07 @ $92.00*	50	312
December-07 @ $92.25*	24	150
U.S. 10 year Treasury Note Futures
March-07 @ $106.00*	12	2,812

Total Options Purchased (0.0%) (Cost $9,147)		4,375

Total Investments Before Options Written and Securities Sold Short (108.3%) (Cost/Amortized Cost $131,493,141)		131,173,641

OPTIONS WRITTEN:
Put Options (-0.0%)
U.S. 10 year Treasury Note Futures December-06 @ $107.00* (Premiums Received $1,405)	(6)	(469)

Total Investments Before Securities Sold Short (108.3%) (Cost/Amortized Cost $131,491,736)		131,173,172

	Principal Amount
SECURITIES SOLD SHORT:
U.S. Government Agencies (-4.4%)
Federal Home Loan Mortgage Corp.
5.000%, 11/15/36 TBA	$(300,000)	(289,781)
Federal National Mortgage Corp.
5.000%, 11/25/21 TBA	(900,000)	(886,219)
5.500%, 11/25/36 TBA	(3,400,000)	(3,358,561)
6.000%, 11/25/36 TBA	(800,000)	(804,751)

Total Securities Sold Short (-4.4%) (Proceeds received $5,318,039)		(5,339,312)

Total Investments After Options Written and Securities Sold Short (103.9%) (Cost /Amortized Cost $126,173,697)		125,833,860
Other Assets Less Liabilities (-3.9%)		(4,664,377)

Net Assets (100%)		$121,169,483

*	Non-income producing.
†	Securities (totaling $807,719 or 0.67% of net assets) valued at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At October 31, 2006, the market value of these securities amounted to $3,541,367 or 2.92% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts.
(a)	Fully or partially pledged as collateral on outstanding written call options.
(b)	Illiquid security.
(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2006. Maturity date disclosed is the ultimate maturity date.
(l)	Floating rate security. Rate disclosed is as of October 31, 2006.
(m)	Section 4(2) Commercial Paper. Private Placement for non-current transaction. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(n)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.
(o)	Discount Note Security. Effective rate calculated as of October 31, 2006.
(p)	Yield to maturity.

Glossary:

ABS — Asset-Backed Security

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

IO — Interest only

JPY — Japanese Yen

PO — Principal only

STRIPS— Separate Trading of Registered Interest and Principal of Securities.

TBA — Security is subject to delayed delivery.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2006

At October 31, 2006 the Fund had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 10/31/06	Unrealized Appreciation/ (Depreciation)
British Pound Sterling	21	December-07	$4,741,863	$4,740,184	$(1,679)
EURODollar	59	March-07	13,994,800	13,980,050	(14,750)
EURODollar	30	September-07	7,094,063	7,134,375	40,312
EURODollar	93	December-07	22,069,850	22,144,463	74,613
EURODollar	88	March-08	20,890,463	20,962,700	72,237
EURODollar	88	June-08	20,891,100	20,958,300	67,200
EURODollar	63	September-08	14,979,825	15,000,300	20,475
U.S. Treasury Bonds	71	December-06	7,851,902	7,998,594	146,692
U.S. 10 Year Treasury Notes	35	December-06	3,746,492	3,787,656	41,164
U.S. 10 Year Treasury Notes	4	February-07	427,571	433,250	5,679

					$451,943

Sales
U.S. 5 Year Treasury Notes	65	December-06	6,822,170	6,861,563	$(39,393)

					$412,550

As October 31, 2006 the Fund had outstanding forward foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Forward Foreign Currency Buy Contracts
Brazilian Real, expiring 1/18/07	12	$5,399	$5,461	$62
Brazilian Real, expiring 1/18/07	12	5,400	5,462	62
Chilean Peso, expiring 12/18/06	2,696	5,006	5,134	128
Chilean Peso, expiring 12/18/06	2,721	5,067	5,184	117
Chinese Yuan, expiring 3/16/07	154	20,000	19,813	(187)
Chinese Yuan, expiring 3/19/07	154	20,000	19,826	(174)
Chinese Yuan, expiring 3/20/07	154	20,000	19,829	(171)
Chinese Yuan, expiring 3/20/07	3,899	500,000	500,734	734
Indonesian Rupiah, expiring 2/28/07	177,600	18,964	19,489	525
Indian Rupee, expiring 3/30/07	451	9,722	9,928	206
Japanese Yen, expiring 11/15/06	153,497	1,317,719	1,312,704	(5,015)
Mexican New Peso, expiring 1/16/07	68	6,132	6,296	163
Mexican New Peso, expiring 1/16/07	53	4,795	4,923	129
Polish New Zloty, expiring 11/24/06	92	29,666	30,384	718
Russian Rubles, expiring 12/13/06	312	11,692	11,697	5
Russian Rubles, expiring 12/13/06	312	11,687	11,696	9
Russian Rubles, expiring 1/17//07	135	5,060	5,062	2
Russian Rubles, expiring 1/17//07	135	5,066	5,062	(4)
Singapore Dollar, expiring 11/27/06	16	9,856	10,033	177
South African Rand, expiring 12/13/06	79	10,235	10,633	398
South African Rand, expiring 12/13/06	69	8,996	9,339	343
South Korean Won, expiring 3/21/07	37,120	38,975	39,553	578
Taiwan Dollar, expiring 2/22/07	311	9,709	9,422	(287)

				$(1,482)

Forward Foreign Currency Sell Contracts
British Pound, expiring 11/30/06	55	$102,384	$104,924	$(2,540)
European Union, expiring 12/8/06	1,545	1,970,308	1,975,916	(5,608)
European Union, expiring 1/10/07	2,374	3,024,941	3,040,833	(15,892)
Japanese Yen, expiring 11/15/06	11,560	100,000	98,860	1,140
Japanese Yen, expiring 11/15/06	139,000	1,167,630	1,188,726	(21,096)

				$(43,996)

				$(45,478)

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2006

Options written for the year ended October 31, 2006, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—November 1, 2005	32	$15,444
Options Written	6,000,028	42,170
Options Terminated in Closing Purchase Transactions	(17)	(9,645)
Options Expired	(6,000,037)	(46,564)
Options Exercised	—	—

Options Outstanding—October 31, 2006	6	$1,405

Investment security transactions for the year ended October 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$143,225,772
Long-term U.S. Treasury securities	239,691,329

$382,917,101

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$140,955,038
Long-term U.S. Treasury securities	263,255,270

$404,210,308

As of October 31, 2006, the gross unrealized appreciation (depreciation) of investments before options written and securities sold short based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$843,196
Aggregate gross unrealized depreciation	(1,263,099)

Net unrealized depreciation	$(419,903)

Federal income tax cost of investments	$131,593,544

The Fund has a net capital loss carryforward of $1,366,366 of which $162,423 expires in the year 2013 and $1,203,943 expires in the year 2014.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

ASSETS
Investments at value:
Affiliated issuers (Cost $7,384,392)	$7,546,910
Unaffiliated issuers (Amortized cost $45,110)	45,110
Dividends receivable from affiliated securities	19,299
Receivable for Fund shares sold	13,589
Receivable from investment manager	1,552
Interest and other receivables	217
Other assets	33,981

Total assets	7,660,658

LIABILITIES
Payable for Fund shares redeemed	43,303
Payable for affiliated securities purchased	20,560
Administrative fees payable	4,427
Distribution fees payable	3,083
Trustees’ fees payable	286
Accrued expenses	48,051

Total liabilities	119,710

NET ASSETS	$7,540,948

Net assets were comprised of:
Paid in capital	$7,269,168
Accumulated undistributed net investment income	145,429
Accumulated net realized loss	(36,167)
Unrealized appreciation on investments	162,518

Net assets	$7,540,948

Class A
Net asset value and redemption price per share, $5,755,761 / 546,448 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.53
Maximum sales charge (4.75% of offering price)	0.53

Maximum offering price to public	$11.06

Class B
Net asset value and offering price per share, $1,007,919 / 96,073 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.49

Class C
Net asset value and offering price per share, $766,688 / 73,118 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.49

Class Y
Net asset value, offering and redemption price per share, $ 10,580 / 1,003 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.55

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2006

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$202,473
Interest	1,420

Total income	203,893

EXPENSES
Administrative fees	45,746
Custodian fees	41,067
Registration and filing fees	22,275
Professional fees	22,048
Transfer agent fees	17,599
Investment management fees	11,211
Printing and mailing expenses	4,109
Trustees’ fees	876
Distribution fees - Class A	14,223
Distribution fees - Class B	6,994
Distribution fees - Class C	8,256
Miscellaneous	8,501

Gross expenses	202,905
Less: Waiver from investment advisor	(56,957)
Reimbursement from investment advisor	(104,162)

Net expenses	41,786

NET INVESTMENT INCOME	162,107

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on securities	(53,602)
Net distributions of realized gain received from Underlying Funds	26,585

Net realized loss	(27,017)
Net change in unrealized appreciation on securities	187,495

NET REALIZED AND UNREALIZED GAIN	160,478

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$322,585

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31, 2006	January 10, 2005* to October 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$162,107	$17,640
Net realized gain (loss) on investments	(27,017)	3,318
Net change in unrealized appreciation (depreciation) on investments	187,495	(24,977)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	322,585	(4,019)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(31,602)	—
Class B	(4,540)	—
Class C	(6,504)	—
Class Y	(197)	—

	(42,843)	—

Distributions from net realized capital gains
Class A	(2,567)	—
Class B	(590)	—
Class C	(845)	—
Class Y	(12)	—

	(4,014)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(46,857)	—

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 562,206 and 165,387 shares, respectively ]	5,731,425	1,669,827
Capital shares issued in reinvestment of dividends and distributions [ 2,620 and 0 shares, respectively ]	26,356	—
Capital shares redeemed [ (182,121) and (2,644) shares, respectively ]	(1,853,110)	(26,610)

Total Class A transactions	3,904,671	1,643,217

Class B
Capital shares sold [ 85,886 and 53,121 shares, respectively ]	877,636	533,425
Capital shares issued in reinvestment of dividends and distributions [ 478 and 0 shares, respectively ]	4,834	—
Capital shares redeemed [ (35,034) and (9,378) shares, respectively ]	(360,205)	(94,793)

Total Class B transactions	522,265	438,632

Class C
Capital shares sold [ 63,962 and 48,169 shares, respectively ]	651,588	484,723
Capital shares issued in reinvestment of dividends and distributions [ 678 and 0 shares, respectively ]	6,930	—
Capital shares redeemed [ (40,666) and (25) shares, respectively ]	(422,560)	(251)

Total Class C transactions	235,958	484,472

Class Y
Capital shares sold [ 11 and 3 shares, respectively ]	109	25
Capital shares redeemed [ (11) and 0 shares, respectively ]	(109)	(1)

Total Class Y transactions	—	24

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,662,894	2,566,345

TOTAL INCREASE IN NET ASSETS	4,938,622	2,562,326
NET ASSETS:
Beginning of period	2,602,326	40,000

End of period (a)	$7,540,948	$2,602,326

___________
(a) Includes accumulated undistributed net investment income of	$145,429	$17,711

* The Fund commenced operations on January 10, 2005.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

ASSETS
Investments at value:
Affiliated issuers (Cost $23,963,357)	$25,011,451
Unaffiliated issuers (Amortized cost $360,039)	360,039
Receivable for Fund shares sold	37,880
Dividends receivable from affiliated securities	34,775
Receivable from investment manager	10,617
Interest and other receivables	1,011
Other assets	34,344

Total assets	25,490,117

LIABILITIES
Payable for affiliated securities purchased	208,625
Payable for Fund shares redeemed	20,844
Distribution fees payable	11,305
Administrative fees payable	6,213
Trustees’ fees payable	756
Accrued expenses	42,842

Total liabilities	290,585

NET ASSETS	$25,199,532

Net assets were comprised of:
Paid in capital	$23,850,882
Accumulated undistributed net investment income	208,997
Accumulated undistributed net realized gain	91,559
Unrealized appreciation on investments	1,048,094

Net assets	$25,199,532

Class A
Net asset value and redemption price per share, $16,130,471 / 1,477,114 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.92
Maximum sales charge (4.75% of offering price)	0.54

Maximum offering price to public	$11.46

Class B
Net asset value and offering price per share, $5,599,117 / 515,054 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.87

Class C
Net asset value and offering price per share, $3,364,241 / 309,415 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.87

Class Y
Net asset value, offering and redemption price per share, $105,703 / 9,649 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.95

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2006

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$395,521
Interest	5,926

Total income	401,447

EXPENSES
Administrative fees	60,588
Custodian fees	57,446
Transfer agent fees	37,499
Investment management fees	33,947
Professional fees	26,427
Registration and filing fees	23,941
Printing and mailing expenses	8,690
Trustees’ fees	2,623
Distribution fees - Class A	35,876
Distribution fees - Class B	44,195
Distribution fees - Class C	23,476
Miscellaneous	10,166

Gross expenses	364,874
Less: Waiver from investment advisor	(94,535)
Reimbursement from investment advisor	(128,922)

Net expenses	141,417

NET INVESTMENT INCOME	260,030

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on securities	(71,315)
Net distributions of realized gain received from Underlying Funds	218,568

Net realized gain	147,253
Net change in unrealized appreciation on securities	1,069,302

NET REALIZED AND UNREALIZED GAIN	1,216,555

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,476,585

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31, 2006	January 10, 2005* to October 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$260,030	$26,538
Net realized gain on investments	147,253	54,645
Net change in unrealized appreciation (depreciation) on investments	1,069,302	(21,208)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,476,585	59,975

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(78,160)	—
Class B	(34,391)	—
Class C	(18,103)	—
Class Y	(200)	—

	(130,854)	—

Distributions from net realized capital gains
Class A	(27,446)	—
Class B	(19,444)	—
Class C	(10,235)	—
Class Y	(53)	—

	(57,178)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(188,032)	—

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,322,387 and 441,856 shares, respectively ]	13,849,423	4,476,672
Capital shares issued in reinvestment of dividends and distributions [ 10,186 and 0 shares, respectively ]	104,595	—
Capital shares redeemed [ (289,322) and (8,993) shares, respectively ]	(3,026,165)	(92,198)

Total Class A transactions	10,927,853	4,384,474

Class B
Capital shares sold [ 283,505 and 356,433 shares, respectively ]	2,964,044	3,575,709
Capital shares issued in reinvestment of dividends and distributions [ 5,080 and 0 shares, respectively ]	52,140	—
Capital shares redeemed [ (100,137) and (30,827) shares, respectively ]	(1,050,958)	(314,518)

Total Class B transactions	1,965,226	3,261,191

Class C
Capital shares sold [ 235,800 and 111,180 shares, respectively ]	2,464,852	1,123,347
Capital shares issued in reinvestment of dividends and distributions [ 2,487 and 0 shares, respectively ]	25,516	—
Capital shares redeemed [ (40,957) and (95) shares, respectively ]	(431,066)	(960)

Total Class C transactions	2,059,302	1,122,387

Class Y
Capital shares sold [ 26,281 and 2 shares, respectively ]	277,123	25
Capital shares redeemed [ (17,634) and 0 shares, respectively ]	(186,577)	—

Total Class Y transactions	90,546	25

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	15,042,927	8,768,077

TOTAL INCREASE IN NET ASSETS	16,331,480	8,828,052
NET ASSETS:
Beginning of period	8,868,052	40,000

End of period (a)	$25,199,532	$8,868,052

_____________
(a) Includes accumulated undistributed net investment income of	$208,997	$26,660

* The Fund commenced operations on January 10, 2005.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

ASSETS
Investments at value:
Affiliated issuers (Cost $122,027,998)	$133,512,748
Unaffiliated issuers (Amortized cost $265,966)	265,966
Receivable for Fund shares sold	531,552
Receivable from investment manager	120,717
Dividends receivable from affiliated securities	84,872
Interest and other receivables	1,032
Other assets	16,589

Total assets	134,533,476

LIABILITIES
Overdraft payable	70
Payable for Fund shares redeemed	575,660
Payable for affiliated securities purchased	156,593
Distribution fees payable	62,252
Administrative fees payable	19,732
Trustees’ fees payable	3,498
Accrued expenses	133,708

Total liabilities	951,513

NET ASSETS	$133,581,963

Net assets were comprised of: Paid in capital	$140,632,205
Accumulated undistributed net investment income	441,126
Accumulated net realized loss	(18,976,118)
Unrealized appreciation on investments	11,484,750

Net assets	$133,581,963

Class A
Net asset value and redemption price per share, $84,074,464 / 10,375,365 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.10
Maximum sales charge (4.75% of offering price)	0.40

Maximum offering price to public	$8.50

Class B
Net asset value and offering price per share, $39,082,871 / 4,956,718 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.88

Class C
Net asset value and offering price per share, $9,974,756 / 1,269,786 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.86

Class Y
Net asset value, offering and redemption price per share, $449,872 / 55,002 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.18

STATEMENT OF OPERATIONS For the Year Ended October 31, 2006

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,940,737
Interest	48,299

Total income	1,989,036

EXPENSES
Transfer agent fees	481,000
Investment management fees	243,038
Administrative fees	218,934
Professional fees	102,873
Printing and mailing expenses	73,393
Registration and filing fees	60,442
Custodian fees	56,913
Trustees’ fees	19,073
Distribution fees - Class A	265,130
Distribution fees - Class B	411,094
Distribution fees - Class C	82,272
Miscellaneous	21,885

Gross expenses	2,036,047
Less: Waiver from investment advisor	(461,972)
Reimbursement from investment advisor	(533,433)
Fees paid indirectly	(70,770)

Net expenses	969,872

NET INVESTMENT INCOME	1,019,164

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	2,049,291
Net distributions of realized gain received from Underlying Funds	3,036,035

Net realized gain	5,085,326
Net change in unrealized appreciation on securities	9,475,538

NET REALIZED AND UNREALIZED GAIN	14,560,864

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,580,028

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2006	2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,019,164	$794,102
Net realized gain on investments	5,085,326	12,356,568
Net change in unrealized appreciation (depreciation) on investments	9,475,538	(3,606,863)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	15,580,028	9,543,807

DIVIDENDS:
Dividends from net investment income
Class A	(1,204,478)	(500,632)
Class B	(587,085)	(143,249)
Class C	(98,269)	(18,354)
Class Y	(8,885)	(4,511)

TOTAL DIVIDENDS	(1,898,717)	(666,746)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 3,969,000 and 10,381,882 shares, respectively ]	30,544,867	73,552,486
Capital shares issued in reinvestment of dividends [ 154,157 and 67,141 shares, respectively ]	1,145,435	476,033
Capital shares redeemed [ (2,232,202) and (11,098,260) shares, respectively ]	(17,144,087)	(78,557,353)

Total Class A transactions	14,546,215	(4,528,834)

Class B
Capital shares sold [ 1,356,459 and 7,306,986 shares, respectively ]	10,168,479	50,508,408
Capital shares issued in reinvestment of dividends [ 77,723 and 19,867 shares, respectively]	565,046	137,701
Capital shares redeemed [ (2,469,169) and (9,464,370) shares, respectively ]	(18,514,843)	(65,406,621)

Total Class B transactions	(7,781,318)	(14,760,512)

Class C
Capital shares sold [ 598,084 and 1,171,027 shares, respectively ]	4,483,303	8,074,994
Capital shares issued in reinvestment of dividends [ 13,212 and 2,537 shares, respectively ]	95,692	17,531
Capital shares redeemed [ (358,018) and (1,189,263) shares, respectively ]	(2,655,779)	(8,192,917)

Total Class C transactions	1,923,216	(100,392)

Class Y
Capital shares sold [ 15,166 and 44,937 shares, respectively ]	115,507	320,827
Capital shares issued in reinvestment of dividends [ 1,017 and 541 shares, respectively ]	7,607	3,859
Capital shares redeemed [ (3,130) and (59,566) shares, respectively ]	(24,857)	(425,116)

Total Class Y transactions	98,257	(100,430)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	8,786,370	(19,490,168)

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,467,681	(10,613,107)
NET ASSETS:
Beginning of year	111,114,282	121,727,389

End of year (a)	$133,581,963	$111,114,282

____________
(a) Includes accumulated undistributed net investment income of	$441,126	$498,797

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

ASSETS
Investments at value:
Affiliated issuers (Cost $19,123,683)	$20,725,779
Unaffiliated issuers (Amortized cost $269,823)	269,823
Receivable for Fund shares sold	230,287
Receivable from investment manager	7,152
Dividends receivable from affiliated securities	2,138
Interest and other receivables	970
Other assets	34,337

Total assets	21,270,486

LIABILITIES
Payable for affiliated securities purchased	60,634
Distribution fees payable	10,399
Payable for Fund shares redeemed	6,794
Administrative fees payable	5,700
Trustees’ fees payable	598
Accrued expenses	36,654

Total liabilities	120,779

NET ASSETS	$21,149,707

Net assets were comprised of:
Paid in capital	$19,456,667
Accumulated overdistributed net investment income.	(753)
Accumulated undistributed net realized gain	91,697
Unrealized appreciation on investments	1,602,096

Net assets	$21,149,707

Class A
Net asset value and redemption price per share, $11,587,156 / 968,554 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.96
Maximum sales charge (4.75% of offering price)	0.60

Maximum offering price to public	$12.56

Class B
Net asset value and offering price per share, $4,923,906 / 413,579 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.91

Class C
Net asset value and offering price per share, $4,430,968 / 372,599 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.89

Class Y
Net asset value, offering and redemption price per share, $207,677 / 17,328 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.99

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2006

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$77,939
Interest	7,278

Total income	85,217

EXPENSES
Administrative fees	54,144
Custodian fees	52,992
Transfer agent fees	35,231
Investment management fees	25,426
Professional fees	24,827
Registration and filing fees	24,150
Printing and mailing expenses	6,300
Trustees’ fees	1,962
Distribution fees - Class A	23,333
Distribution fees - Class B	31,314
Distribution fees - Class C	28,061
Miscellaneous	9,163

Gross expenses	316,903
Less: Waiver from investment advisor	(79,570)
Reimbursement from investment advisor	(126,760)

Net expenses	110,573

NET INVESTMENT LOSS	(25,356)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on securities	(16,095)
Net distributions of realized gain received from Underlying Funds	231,979

Net realized gain	215,884
Net change in unrealized appreciation on securities	1,528,525

NET REALIZED AND UNREALIZED GAIN	1,744,409

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,719,053

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31, 2006	January 10, 2005* to October 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(25,356)	$(11,150)
Net realized gain on investments	215,884	43,143
Net change in unrealized appreciation on investments	1,528,525	73,571

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,719,053	105,564

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(56,827)	—
Class B	(20,471)	—
Class C	(19,148)	—
Class Y	(291)	—

	(96,737)	—

Distributions from net realized capital gains
Class A	(17,127)	—
Class B	(9,164)	—
Class C	(8,572)	—
Class Y	(69)	—

	(34,932)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(131,669)	—

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 839,992 and 269,770 shares, respectively ]	9,509,339	2,772,127
Capital shares issued in reinvestment of dividends and distributions [ 6,791 and 0 shares, respectively ]	73,422	—
Capital shares redeemed [ (140,732) and (8,267) shares, respectively ]	(1,596,794)	(88,299)

Total Class A transactions	7,985,967	2,683,828

Class B
Capital shares sold [ 329,833 and 116,773 shares, respectively ]	3,703,549	1,196,775
Capital shares issued in reinvestment of dividends and distributions [ 2,714 and 0 shares, respectively ]	29,339	—
Capital shares redeemed [ (35,752) and (989) shares, respectively ]	(404,906)	(10,662)

Total Class B transactions	3,327,982	1,186,113

Class C
Capital shares sold [ 296,925 and 114,058 shares, respectively ]	3,342,509	1,155,514
Capital shares issued in reinvestment of dividends and distributions [ 2,552 and 0 shares, respectively ]	27,530	—
Capital shares redeemed [ (41,034) and (902) shares, respectively ]	(465,722)	(9,543)

Total Class C transactions	2,904,317	1,145,971

Class Y
Capital shares sold [ 18,135 and 164 shares, respectively ]	203,014	1,735
Capital shares issued in reinvestment of dividends and distributions [ 6 and 0 shares, respectively ]	67	—
Capital shares redeemed [ (1,977) and (0) shares, respectively ]	(22,232)	(3)

Total Class Y transactions	180,849	1,732

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	14,399,115	5,017,644

TOTAL INCREASE IN NET ASSETS	15,986,499	5,123,208
NET ASSETS:
Beginning of period	5,163,208	40,000

End of period (a)	$21,149,707	$5,163,208

____________
(a) Includes accumulated overdistributed net investment income of	$(753)	$(69)

* The Fund commenced operations on January 10, 2005.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

ASSETS
Investments at value (Cost $8,815,232)	$10,931,390
Receivable for securities sold	49,207
Receivable from investment manager	18,828
Dividends, interest and other receivables	3,719
Receivable for Fund shares sold	6
Other assets	23,094

Total assets	11,026,244

LIABILITIES
Overdraft payable	12,931
Payable for securities purchased	52,230
Administrative fees payable	13,686
Payable for Fund shares redeemed	7,906
Distribution fees payable	1,513
Trustees’ fees payable	555
Accrued expenses	73,712

Total liabilities	162,533

NET ASSETS	$10,863,711

Net assets were comprised of:
Paid in capital	$9,904,729
Accumulated net investment loss	(9,299)
Accumulated net realized loss	(1,147,877)
Unrealized appreciation on investments	2,116,158

Net assets	$10,863,711

Class A
Net asset value and redemption price per share, $920,751 / 91,871 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.02
Maximum sales charge (4.75% of offering price)	0.50

Maximum offering price to public	$10.52

Class B
Net asset value and offering price per share, $338,082 / 34,649 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.76

Class C
Net asset value and offering price per share, $228,449 / 23,429 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.75

Class P
Net asset value and redemption price per share, $3,160,065 / 314,190 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.06
Maximum sales charge (5.50% of offering price)	0.59

Maximum offering price to public	$10.65

Class Y
Net asset value, offering and redemption price per share, $6,216,364 / 613,842 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.13

STATEMENT OF OPERATIONS

For Year Ended October 31, 2006

INVESTMENT INCOME
Dividends (net of $152 foreign withholding tax)	$68,765
Interest	12,578

Total income	81,343

EXPENSES
Administrative fees	156,695
Investment management fees	110,228
Professional fees	51,649
Registration and filing fees	45,088
Transfer agent fees	29,231
Custodian fees	10,218
Printing and mailing expenses	6,877
Trustees’ fees	1,726
Distribution fees - Class A	3,062
Distribution fees - Class B	3,337
Distribution fees - Class C	2,459
Distribution fees - Class P	8,769
Miscellaneous	10,946

Gross expenses	440,285
Less: Waiver from investment advisor	(266,923)
Reimbursement from investment advisor	(23,374)
Fees paid indirectly	(1,602)

Net expenses	148,386

NET INVESTMENT LOSS	(67,043)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	762,161
Net change in unrealized depreciation on securities	(396,730)

NET REALIZED AND UNREALIZED GAIN	365,431

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$298,388

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2006	2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(67,043)	$(58,549)
Net realized gain on investments	762,161	175,976
Net change in unrealized appreciation (depreciation) on investments	(396,730)	1,054,544

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	298,388	1,171,971

DIVIDENDS:
Dividends from net investment income
Class Y	—	(5,977)

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [ 64,213 and 40,553 shares, respectively ]	641,828	372,821
Capital shares redeemed [ (10,425) and (2,470) shares, respectively ]	(104,221)	(23,550)

Total Class A transactions	537,607	349,271

Class B
Capital shares sold [ 27,013 and 12,539 shares, respectively ]	271,743	114,405
Capital shares redeemed [ (9,026) and (290,727) shares, respectively ]	(87,947)	(2,589,013)

Total Class B transactions	183,796	(2,474,608)

Class C
Capital shares sold [ 4,050 and 1,140 shares, respectively ]	37,929	10,879
Capital shares redeemed [ (8,504) and (4,012) shares, respectively ]	(84,058)	(35,806)

Total Class C transactions	(46,129)	(24,927)

Class P
Capital shares sold [ 0 and 292,629 shares, respectively ]	—	2,647,891
Capital shares redeemed [ (71,758) and (151,424) shares, respectively ]	(707,409)	(1,388,763)

Total Class P transactions	(707,409)	1,259,128

Class Y
Capital shares sold [ 4,659 and 2,088 shares, respectively ]	47,312	20,806
Capital shares issued in reinvestment of dividends [ 0 and 51 shares, respectively ]	—	475
Capital shares redeemed [ (21,073) and (18,153) shares, respectively ]	(211,943)	(171,253)

Total Class Y transactions	(164,631)	(149,972)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(196,766)	(1,041,108)

TOTAL INCREASE IN NET ASSETS	101,622	124,886
NET ASSETS:
Beginning of year	10,762,089	10,637,203

End of year (a)	$10,863,711	$10,762,089

____________
(a) Includes accumulated net investment loss of	$(9,299)	$(21,508)

*	Class A commenced operations on December 13, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

ASSETS
Investments at value (Cost $10,751,019)	$12,738,829
Foreign cash (Cost $28,418)	28,313
Receivable for Fund shares sold	20,600
Receivable for securities sold	17,261
Receivable from investment manager	16,910
Dividends, interest and other receivables	8,696
Other assets	23,168

Total assets	12,853,777

LIABILITIES
Payable for securities purchased	67,647
Payable for Fund shares redeemed	18,017
Administrative fees payable	13,983
Distribution fees payable	1,657
Trustees’ fees payable	733
Accrued expenses	74,948

Total liabilities	176,985

NET ASSETS	$12,676,792

Net assets were comprised of:
Paid in capital	$9,806,850
Accumulated undistributed net investment income	15,788
Accumulated undistributed net realized gain	866,449
Unrealized appreciation on investments and foreign currency translations	1,987,705

Net assets	$12,676,792

Class A
Net asset value and redemption price per share, $678,968 / 56,411 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.04
Maximum sales charge (4.75% of offering price)	0.60

Maximum offering price to public	$12.64

Class B
Net asset value and offering price per share, $359,375 / 30,671 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.72

Class C
Net asset value and offering price per share, $339,247 / 28,951 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.72

Class P
Net asset value and redemption price per share, $3,948,079 / 327,678 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.05
Maximum sales charge (5.50% of offering price)	0.70

Maximum offering price to public	$12.75

Class Y
Net asset value, offering and redemption price per share, $7,351,123 / 608,039 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.09

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2006

INVESTMENT INCOME
Dividends (net of $1,085 foreign withholding tax)	$196,528
Interest	10,065

Total income	206,593

EXPENSES
Administrative fees	159,051
Investment management fees	125,776
Professional fees	52,200
Registration and filing fees	45,065
Transfer agent fees	31,340
Custodian fees	3,399
Printing and mailing expenses	7,196
Trustees’ fees	1,964
Distribution fees - Class A	2,512
Distribution fees - Class B	2,891
Distribution fees - Class C	3,570
Distribution fees - Class P	10,087
Miscellaneous	10,969

Gross expenses	456,020
Less: Waiver from investment advisor	(284,827)
Reimbursement from investment advisor	(1,091)
Fees paid indirectly	(1,847)

Net expenses	168,255

NET INVESTMENT INCOME	38,338

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	955,468
Foreign currency transactions	(112)

Net realized gain	955,356

Change in unrealized appreciation (depreciation) on:
Securities	683,298
Foreign currency translations	(105)

Net change in unrealized appreciation	683,193

NET REALIZED AND UNREALIZED GAIN	1,638,549

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,676,887

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2006	2005
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$38,338	$77,898
Net realized gain on investments and foreign currency transactions	955,356	1,045,830
Net change in unrealized appreciation on investments and foreign currency translations	683,193	171,499

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,676,887	1,295,227

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class P	(486)	(10,853)
Class Y	(20,103)	(32,943)

	(20,589)	(43,796)

Distributions from net realized capital gains
Class A*	(20,021)	—
Class B	(9,013)	—
Class C	(14,423)	—
Class P	(155,164)	—
Class Y	(276,455)	—

	(475,076)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(495,665)	(43,796)

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [ 32,328 and 36,799 shares, respectively ]	366,063	387,257
Capital shares issued in reinvestment of distributions [ 1,321 and 0 shares, respectively ]	14,547	—
Capital shares redeemed [ (13,852) and (185) shares, respectively ]	(154,979)	(2,007)

Total Class A transactions	225,631	385,250

Class B
Capital shares sold [ 13,006 and 16,331 shares, respectively ]	143,937	169,695
Capital shares issued in reinvestment of distributions [ 616 and 0 shares, respectively ]	6,639	—
Capital shares redeemed [ (4,333) and (300,336) shares, respectively ]	(48,737)	(3,030,492)

Total Class B transactions	101,839	(2,860,797)

Class C
Capital shares sold [ 3,477 and 4,911 shares, respectively ]	38,214	51,264
Capital shares issued in reinvestment of distributions [ 1,117 and 0 shares, respectively ]	12,032	—
Capital shares redeemed [ (9,514) and (11,180) shares, respectively ]	(106,636)	(116,770)

Total Class C transactions	(56,390)	(65,506)

Class P
Capital shares sold [ 41 and 305,752 shares, respectively ]	455	3,127,892
Capital shares issued in reinvestment of dividends and distributions [ 13,070 and 917 shares, respectively ]	143,767	9,640
Capital shares redeemed [ (66,375) and (159,390) shares, respectively ]	(751,453)	(1,681,264)

Total Class P transactions	(607,231)	1,456,268

Class Y
Capital shares sold [ 5,692 and 485 shares, respectively ]	67,558	5,150
Capital shares issued in reinvestment of dividends and distributions [ 2,100 and 427 shares, respectively ]	23,142	4,491
Capital shares redeemed [ (66,529) and (32,484) shares, respectively ]	(731,705)	(349,521)

Total Class Y transactions	(641,005)	(339,880)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(977,156)	(1,424,665)

TOTAL INCREASE (DECREASE) IN NET ASSETS	204,066	(173,234)
NET ASSETS:
Beginning of year	12,472,726	12,645,960

End of year (a)	$12,676,792	$12,472,726

___________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$15,788	$(1,849)

*	Class A commenced operations on December 13, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

ASSETS
Investments at value (Cost $47,488,870)	$53,674,220
Receivable for securities sold	394,216
Receivable for Fund shares sold	58,643
Dividends, interest and other receivables	43,277
Other assets	23,307

Total assets	54,193,663

LIABILITIES
Payable for securities purchased	611,049
Administrative fees payable	19,102
Investment management fees payable	15,146
Payable for Fund shares redeemed	14,568
Distribution fees payable	2,895
Trustees’ fees payable	1,535
Accrued expenses	61,685

Total liabilities	725,980

NET ASSETS	$53,467,683

Net assets were comprised of:
Paid in capital	$44,981,971
Accumulated undistributed net investment income	280,631
Accumulated undistributed net realized gain	2,019,682
Unrealized appreciation on investments and foreign currency translations	6,185,399

Net assets	$53,467,683

Class A
Net asset value and redemption price per share, $1,825,569 / 135,431 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.48
Maximum sales charge (4.75% of offering price)	0.67

Maximum offering price to public	$14.15

Class B
Net asset value and offering price per share, $1,011,087 / 75,838 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.33

Class C
Net asset value and offering price per share, $684,705 / 51,356 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.33

Class P
Net asset value and redemption price per share, $4,049,787 / 300,715 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.47
Maximum sales charge (5.50% of offering price)	0.78

Maximum offering price to public	$14.25

Class Y
Net asset value, offering and redemption price per share, $45,896,535 / 3,392,164 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.53

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2006

INVESTMENT INCOME
Dividends (net of $2,590 foreign withholding tax)	$888,129
Interest	47,530

Total income	935,659

EXPENSES
Investment management fees	446,333
Administrative fees	207,517
Professional fees	64,474
Transfer agent fees	51,753
Registration and filing fees	45,281
Custodian fees	19,401
Printing and mailing expenses	11,905
Trustees’ fees	7,003
Distribution fees - Class A	4,313
Distribution fees - Class B	6,377
Distribution fees - Class C	5,600
Distribution fees - Class P	10,187
Miscellaneous	11,343

Gross expenses	891,487
Less: Waiver from investment advisor	(329,387)
Fees paid indirectly	(17,224)

Net expenses	544,876

NET INVESTMENT INCOME	390,783

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	2,180,895
Foreign currency transactions	(58)

Net realized gain	2,180,837

Change in unrealized appreciation (depreciation) on:
Securities	4,797,793
Foreign currency translations	(120)

Net change in unrealized appreciation	4,797,673

NET REALIZED AND UNREALIZED GAIN	6,978,510

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,369,293

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2006	2005
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$390,783	$202,383
Net realized gain on investments and foreign currency transactions	2,180,837	1,500,482
Net change in unrealized appreciation on investments and foreign currency translations	4,797,673	232,882

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	7,369,293	1,935,747

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A*	(678)	(614)
Class B	—	(36)
Class C	—	(205)
Class P	(15,082)	(41,094)
Class Y	(213,893)	(77,436)

	(229,653)	(119,385)

Distributions from net realized capital gains
Class A*	(16,084)	(1,478)
Class B	(16,454)	(1,001)
Class C	(19,771)	(5,703)
Class P	(159,714)	(74,231)
Class Y	(1,331,637)	(106,147)

	(1,543,660)	(188,560)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(1,773,313)	(307,945)

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [ 119,024 and 33,692 shares, respectively ]	1,496,352	393,536
Capital shares issued in reinvestment of dividends and distributions [ 1,027 and 184 shares, respectively ]	12,194	2,092
Capital shares redeemed [ (14,408) and (4,088) shares, respectively ]	(180,538)	(48,733)

Total Class A transactions	1,328,008	346,895

Class B
Capital shares sold [ 57,360 and 28,165 shares, respectively ]	714,260	329,065
Capital shares issued in reinvestment of dividends and distributions [ 1,016 and 10 shares, respectively ]	11,987	113
Capital shares redeemed [ (10,474) and (258,206) shares, respectively ]	(130,254)	(2,891,318)

Total Class B transactions	595,993	(2,562,140)

Class C
Capital shares sold [ 17,683 and 14,016 shares, respectively ]	215,202	162,842
Capital shares issued in reinvestment of dividends and distributions [ 1,367 and 439 shares, respectively ]	16,126	4,984
Capital shares redeemed [(9,278) and (7,603) shares, respectively ]	(114,440)	(88,763)

Total Class C transactions	116,888	79,063

Class P
Capital shares sold [ 25 and 252,201 shares, respectively ]	304	2,839,648
Capital shares issued in reinvestment of dividends and distributions [ 12,937 and 9,332 shares, respectively ]	153,299	105,828
Capital shares redeemed [ (55,749) and (123,033) shares, respectively ]	(696,866)	(1,432,050)

Total Class P transactions	(543,263)	1,513,426

Class Y
Capital shares sold [ 890,552 and 2,241,130 shares, respectively ]	11,189,694	26,493,398
Capital shares issued in reinvestment of dividends and distributions [ 103,230 and 1,147 shares, respectively ]	1,226,385	13,036
Capital shares redeemed [ (353,602) and (124,336) shares, respectively ]	(4,393,579)	(1,477,329)

Total Class Y transactions	8,022,500	25,029,105

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	9,520,126	24,406,349

TOTAL INCREASE IN NET ASSETS	15,116,106	26,034,151
NET ASSETS:
Beginning of year	38,351,577	12,317,426

End of year (a)	$53,467,683	$38,351,577

____________
(a) Includes accumulated undistributed net investment income of	$280,631	$119,559

*	Class A commenced operations on December 13, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

ASSETS
Investments at value (Cost $13,741,746)	$15,632,902
Receivable for securities sold	113,875
Receivable from investment manager	13,582
Receivable for Fund shares sold	11,792
Dividends, interest and other receivables	1,804
Other assets	23,119

Total assets	15,797,074

LIABILITIES
Payable for securities purchased	109,574
Administrative fees payable	14,358
Payable for Fund shares redeemed	8,560
Distribution fees payable	3,064
Trustees’ fees payable	849
Accrued expenses	77,848

Total liabilities	214,253

NET ASSETS	$15,582,821

Net assets were comprised of:
Paid in capital	$12,440,284
Accumulated net investment loss	(9,957)
Accumulated undistributed net realized gain	1,261,338
Unrealized appreciation on investments	1,891,156

Net assets	$15,582,821

Class A
Net asset value and redemption price per share, $2,399,867 / 214,377 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.19
Maximum sales charge (4.75% of offering price)	0.56

Maximum offering price to public	$11.75

Class B
Net asset value and offering price per share, $822,430 / 76,003 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.82

Class C
Net asset value and offering price per share, $577,812 / 53,465 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.81

Class P
Net asset value and redemption price per share, $4,603,604 / 410,219 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.22
Maximum sales charge (5.50% of offering price)	0.65

Maximum offering price to public	$11.87

Class Y
Net asset value, offering and redemption price per share, $7,179,108 / 632,132 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.36

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2006

INVESTMENT INCOME
Dividends (net of $3 foreign withholding tax)	$53,822
Interest	20,509

Total income	74,331

EXPENSES
Investment management fees	181,464
Administrative fees	162,876
Professional fees	53,082
Registration and filing fees	46,738
Transfer agent fees	40,329
Custodian fees	20,984
Printing and mailing expenses	7,738
Trustees’ fees	2,363
Distribution fees - Class A	7,910
Distribution fees - Class B	6,380
Distribution fees - Class C	5,156
Distribution fees - Class P	12,658
Miscellaneous	11,994

Gross expenses	559,672
Less: Waiver from investment advisor	(308,203)
Fees paid indirectly	(5,451)

Net expenses	246,018

NET INVESTMENT LOSS	(171,687)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	1,817,976
Net change in unrealized depreciation on securities:	(22,449)

NET REALIZED AND UNREALIZED GAIN	1,795,527

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,623,840

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2006	2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(171,687)	$(156,385)
Net realized gain on investments	1,817,976	1,423,444
Net change in unrealized appreciation (depreciation) on investments	(22,449)	150,924

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,623,840	1,417,983

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [ 168,365 and 117,244 shares, respectively ]	1,920,950	1,143,736
Capital shares redeemed [ (43,428) and (27,804) shares, respectively ]	(482,085)	(281,976)

Total Class A transactions	1,438,865	861,760

Class B
Capital shares sold [ 71,926 and 15,316 shares, respectively ]	794,114	144,675
Capital shares redeemed [ (16,114) and (370,206) shares, respectively ]	(170,247)	(3,328,423)

Total Class B transactions	623,867	(3,183,748)

Class C
Capital shares sold [ 24,412 and 4,750 shares, respectively ]	263,958	44,426
Capital shares redeemed [ (5,350) and (10,887) shares, respectively ]	(59,962)	(101,640)

Total Class C transactions	203,996	(57,214)

Class P
Capital shares sold [ 0 and 365,203 shares, respectively ]	—	3,352,503
Capital shares redeemed [ (103,312) and (160,899) shares, respectively ]	(1,142,299)	(1,546,319)

Total Class P transactions	(1,142,299)	1,806,184

Class Y
Capital shares sold [ 21,210 and 24,739 shares, respectively ]	240,362	232,298
Capital shares redeemed [ (26,673) and (45,139) shares, respectively ]	(297,189)	(431,924)

Total Class Y transactions	(56,827)	(199,626)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,067,602	(772,644)

TOTAL INCREASE IN NET ASSETS	2,691,442	645,339
NET ASSETS:
Beginning of year	12,891,379	12,246,040

End of year (a)	$15,582,821	$12,891,379

____________
(a) Includes accumulated net investment loss of	$(9,957)	$(21,932)

*	Class A commenced operations on December 13, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2006
ASSETS
Investments at value (Cost $16,669,031)	$19,593,222
Receivable for securities sold	63,350
Receivable for Fund shares sold	17,401
Dividends, interest and other receivables	12,146
Receivable from investment manager	11,408
Other assets	22,914

Total assets	19,720,441

LIABILITIES
Payable for securities purchased	93,106
Payable for Fund shares redeemed	45,203
Administrative fees payable	15,001
Distribution fees payable	3,672
Trustees’ fees payable	997
Accrued expenses	88,293

Total liabilities	246,272

NET ASSETS	$19,474,169

Net assets were comprised of:
Paid in capital	$14,606,884
Accumulated net investment loss	(12,033)
Accumulated undistributed net realized gain	1,955,127
Unrealized appreciation on investments	2,924,191

Net assets	$19,474,169

Class A
Net asset value and redemption price per share, $2,881,587 / 222,905 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.93
Maximum sales charge (4.75% of offering price)	0.64

Maximum offering price to public	$13.57

Class B
Net asset value and offering price per share, $942,905 / 74,984 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.57

Class C
Net asset value and offering price per share, $616,756 / 49,153 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.55

Class P
Net asset value and redemption price per share, $6,062,153 / 467,519 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.97
Maximum sales charge (5.50% of offering price)	0.75

Maximum offering price to public	$13.72

Class Y
Net asset value, offering and redemption price per share, $ 8,970,768 / 686,169 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.07

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2006
INVESTMENT INCOME
Dividends (net of $1,711 foreign withholding tax)	$257,038
Interest	17,967

Total income	275,005

EXPENSES
Investment management fees	223,398
Administrative fees	168,178
Professional fees	54,462
Registration and filing fees	46,714
Transfer agent fees	43,009
Custodian fees	36,841
Printing and mailing expenses	8,425
Trustees’ fees	2,909
Distribution fees - Class A	9,442
Distribution fees - Class B	7,360
Distribution fees - Class C	5,989
Distribution fees - Class P	16,388
Miscellaneous	12,515

Gross expenses	635,630
Less: Waiver from investment advisor	(326,561)
Fees paid indirectly	(1,860)

Net expenses	307,209

NET INVESTMENT LOSS	(32,204)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	2,079,995
Foreign currency transactions	(116)

Net realized gain	2,079,879

Change in unrealized appreciation on:
Securities	1,004,166
Foreign currency translations	1

Net change in unrealized appreciation	1,004,167

NET REALIZED AND UNREALIZED GAIN	3,084,046

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,051,842

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2006	2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(32,204)	$(43,282)
Net realized gain on investments and foreign currency transactions	2,079,879	2,375,640
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,004,167	(554,063)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	3,051,842	1,778,295

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A*	(152,757)	—
Class B	(52,425)	—
Class C	(60,784)	—
Class P	(698,172)	—
Class Y	(888,355)	—

TOTAL DISTRIBUTIONS	(1,852,493)	—

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [ 147,962 and 108,842 shares, respectively ]	1,839,617	1,328,098
Capital shares issued in reinvestment of distributions [ 12,132 and 0 shares, respectively ]	140,129	—
Capital shares redeemed [ (38,381) and (7,650) shares, respectively ]	(477,519)	(93,218)

Total Class A transactions	1,502,227	1,234,880

Class B
Capital shares sold [ 59,073 and 31,618 shares, respectively ]	713,451	376,048
Capital shares issued in reinvestment of distributions [ 3,585 and 0 shares, respectively ]	40,486	—
Capital shares redeemed [ (22,157) and (348,843) shares, respectively ]	(265,920)	(3,881,559)

Total Class B transactions	488,017	(3,505,511)

Class C
Capital shares sold [ 10,796 and 14,028 shares, respectively ]	131,284	167,889
Capital shares issued in reinvestment of distributions [ 4,716 and 0 shares, respectively ]	53,148	—
Capital shares redeemed [ (11,782) and (11,307) shares, respectively ]	(144,717)	(134,418)

Total Class C transactions	39,715	33,471

Class P
Capital shares sold [ 95 and 342,688 shares, respectively ]	1,528	3,868,153
Capital shares issued in reinvestment of distributions [ 55,366 and 0 shares, respectively ]	640,587	—
Capital shares redeemed [ (126,999) and (160,799) shares, respectively ]	(1,572,506)	(1,937,983)

Total Class P transactions	(930,391)	1,930,170

Class Y
Capital shares sold [ 39,141 and 64,729 shares, respectively ]	495,290	766,888
Capital shares issued in reinvestment of distributions [ 10,168 and 0 shares, respectively ]	118,356	—
Capital shares redeemed [ (34,327) and (80,237) shares, respectively ]	(438,125)	(978,260)

Total Class Y transactions	175,521	(211,372)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,275,089	(518,362)

TOTAL INCREASE IN NET ASSETS	2,474,438	1,259,933
NET ASSETS:
Beginning of year	16,999,731	15,739,798

End of year (a)	$19,474,169	$16,999,731

____________ (a) Includes accumulated net investment loss of	$(12,033)	$(23,826)

*	Class A commenced operations on December 13, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

ASSETS
Investments at value (Cost $39,753,087)	$48,710,379
Cash	481,196
Foreign cash (Cost $282,236)	290,023
Receivable for securities sold	377,404
Receivable for Fund shares sold	184,359
Dividends, interest and other receivables	121,707
Other assets	43,271

Total assets	50,208,339

LIABILITIES
Payable for securities purchased	533,100
Payable for Fund shares redeemed	48,523
Administrative fees payable	18,571
Investment management fees payable	15,041
Distribution fees payable	7,352
Trustees’ fees payable	1,626
Accrued expenses	59,186

Total liabilities	683,399

NET ASSETS	$49,524,940

Net assets were comprised of:
Paid in capital	$34,626,772
Accumulated undistributed net investment income	23,184
Accumulated undistributed net realized gain	5,893,044
Unrealized appreciation on investments, futures and foreign currency translations	8,981,940

Net assets	$49,524,940

Class A
Net asset value and redemption price per share, $6,448,026 / 400,114 shares outstanding (unlimited amount authorized: $0.001 par value)	$16.12
Maximum sales charge (4.75% of offering price)	0.80

Maximum offering price to public	$16.92

Class B
Net asset value and offering price per share, $3,734,697 / 233,905 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.97

Class C
Net asset value and offering price per share, $1,372,060 / 85,897 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.97

Class P
Net asset value and redemption price per share, $4,233,143 / 263,114 shares outstanding (unlimited amount authorized: $0.001 par value)	$16.09
Maximum sales charge (5.50% of offering price)	0.94

Maximum offering price to public	$17.03

Class Y
Net asset value, offering and redemption price per share, $33,737,014 / 2,090,074 shares outstanding (unlimited amount authorized: $0.001 par value)	$16.14

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2006
INVESTMENT INCOME
Dividends (net of $109,873 foreign withholding tax)	$896,579
Interest	26,291

Total income	922,870

EXPENSES
Investment management fees	517,914
Administrative fees	208,157
Custodian fees	104,487
Professional fees	65,797
Transfer agent fees	64,921
Registration and filing fees	45,248
Printing and mailing expenses	14,048
Trustees’ fees	7,019
Distribution fees - Class A	17,361
Distribution fees - Class B	23,321
Distribution fees - Class C	11,054
Distribution fees - Class P	10,990
Miscellaneous	11,365

Gross expenses	1,101,682
Less: Waiver from investment advisor	(325,566)
Fees paid indirectly	(9,758)

Net expenses	766,358

NET INVESTMENT INCOME	156,512

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	6,053,671
Futures	24,019
Foreign currency transactions	(18,985)

Net realized gain	6,058,705

Change in unrealized appreciation (depreciation) on:
Securities	5,264,886
Futures	19,241
Foreign currency translations	4,983

Net change in unrealized appreciation	5,289,110

NET REALIZED AND UNREALIZED GAIN	11,347,815

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,504,327

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2006	2005
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$156,512	$183,254
Net realized gain on investments and foreign currency transactions	6,058,705	1,883,003
Net change in unrealized appreciation on investments and foreign currency translations	5,289,110	1,939,979

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	11,504,327	4,006,236

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A*	(11,073)	(734)
Class B	—	(107)
Class C	—	(592)
Class P	(32,815)	(44,135)
Class Y	(365,963)	(88,777)

	(409,851)	(134,345)

Distributions from net realized capital gains
Class A*	(81,224)	(276)
Class B	(43,376)	(178)
Class C	(30,913)	(981)
Class P	(176,059)	(12,995)
Class Y	(1,463,338)	(20,475)

	(1,794,910)	(34,905)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(2,204,761)	(169,250)

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [ 324,069 and 148,181 shares, respectively ]	4,854,446	1,848,860
Capital shares issued in reinvestment of dividends and distributions [ 6,218 and 83 shares, respectively ]	85,000	1,010
Capital shares redeemed [ (61,708) and (16,729) shares, respectively ]	(932,072)	(220,674)

Total Class A transactions	4,007,374	1,629,196

Class B
Capital shares sold [ 193,336 and 58,620 shares, respectively ]	2,839,681	727,672
Capital shares issued in reinvestment of dividends and distributions [ 2,617 and 0 shares, respectively ]	35,645	—
Capital shares redeemed [ (19,106) and (249,435) shares, respectively ]	(286,195)	(2,930,627)

Total Class B transactions	2,589,131	(2,202,955)

Class C
Capital shares sold [ 55,523 and 27,852 shares, respectively ]	823,710	341,970
Capital shares issued in reinvestment of dividends and distributions [ 2,006 and 106 shares, respectively ]	27,326	1,283
Capital shares redeemed [ (23,929) and (6,503) shares, respectively ]	(364,031)	(81,224)

Total Class C transactions	487,005	262,029

Class P
Capital shares sold [ 27 and 244,067 shares, respectively ]	517	2,887,280
Capital shares issued in reinvestment of dividends and distributions [ 14,296 and 4,531 shares, respectively ]	194,846	54,963
Capital shares redeemed [ (71,604) and (101,924) shares, respectively ]	(1,067,036)	(1,268,785)

Total Class P transactions	(871,673)	1,673,458

Class Y
Capital shares sold [ 399,552 and 2,113,446 shares, respectively ]	5,945,215	25,866,392
Capital shares issued in reinvestment of dividends and distributions [ 103,664 and 498 shares, respectively ]	1,415,016	6,051
Capital shares redeemed [ (955,382) and (193,707) shares, respectively ]	(14,213,777)	(2,459,915)

Total Class Y transactions	(6,853,546)	23,412,528

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(641,709)	24,774,256

TOTAL INCREASE IN NET ASSETS	8,657,857	28,611,242
NET ASSETS:
Beginning of year	40,867,083	12,255,841

End of year (a)	$49,524,940	$40,867,083

____________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$23,184	$172,588

*	Class A commenced operations on December 13, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

ASSETS
Investments at value (Cost $57,204,416)	$61,242,902
Cash	7
Foreign cash (Cost $21,160)	21,132
Receivable for securities sold	1,028,659
Receivable for Fund shares sold	117,559
Receivable from investment manager	50,861
Dividends, interest and other receivables	15,671
Other assets	22,566

Total assets	62,499,357

LIABILITIES
Payable for securities purchased	1,870,695
Payable for Fund shares redeemed	361,461
Distribution fees payable	34,838
Administrative fees payable	20,263
Trustees’ fees payable	2,844
Accrued expenses	149,457

Total liabilities	2,439,558

NET ASSETS	$60,059,799

Net assets were comprised of:
Paid in capital	$314,333,286
Accumulated net investment loss	(10,919)
Accumulated net realized loss	(258,300,980)
Unrealized appreciation on investments and foreign currency transactions	4,038,412

Net assets	$60,059,799

Class A
Net asset value and redemption price per share, $22,434,170 / 2,238,436 shares outstanding (Unlimited amount authorized: $0.001 par value)	$10.02
Maximum sales charge (4.75% of offering price)	0.50

Maximum offering price to public	$10.52

Class B
Net asset value and offering price per share, $23,574,897 / 2,427,178 shares outstanding (Unlimited amount authorized: $0.001 par value)	$9.71

Class C
Net asset value and offering price per share, $6,547,077 / 674,559 shares outstanding (Unlimited amount authorized: $0.001 par value)	$9.71

Class P
Net asset value and redemption price per share, $1,127,309 / 111,906 shares outstanding (Unlimited amount authorized: $0.001 par value)	$10.07
Maximum sales charge (5.50% of offering price)	0.59

Maximum offering price to public	$10.66

Class Y
Net asset value, offering and redemption price per share, $6,376,346 / 627,643 shares outstanding (Unlimited amount authorized: $0.001 par value)	$10.16

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2006
INVESTMENT INCOME
Dividends (net of $5,966 foreign withholding tax)	$312,327
Interest	174,252

Total income	486,579

EXPENSES
Investment management fees	860,866
Transfer agent fees	586,120
Administrative fees	240,365
Professional fees	91,379
Custodian fees	59,407
Registration and filing fees	45,373
Printing and mailing expenses	39,390
Trustees’ fees	10,354
Distribution fees - Class A	106,056
Distribution fees - Class B	276,828
Distribution fees - Class C	74,245
Distribution fees - Class P	3,020
Miscellaneous	40,231

Gross expenses	2,433,634
Less: Waiver from investment advisor	(848,053)
Fees paid indirectly	(20,236)

Net expenses	1,565,345

NET INVESTMENT LOSS	(1,078,766)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	4,985,876
Options written	(118,084)
Foreign currency transactions	(14,678)

Net realized gain	4,853,114

Change in unrealized appreciation on:
Securities	1,553,137
Options written	4,296
Foreign currency translations	170

Net change in unrealized appreciation	1,557,603

NET REALIZED AND UNREALIZED GAIN	6,410,717

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,331,951

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2006	2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,078,766)	$(229,701)
Net realized gain on investments and foreign currency transactions	4,853,114	7,713,003
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,557,603	(5,971,136)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	5,331,951	1,512,166

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A*	(1,672,767)	—
Class B	(2,182,285)	—
Class C	(558,246)	—
Class P	(90,823)	—
Class Y	(453,192)	—

TOTAL DISTRIBUTIONS	(4,957,313)	—

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [ 440,192 and 123,115 shares, respectively ]	4,389,226	1,217,038
Capital shares issued in reinvestment of distributions [ 162,028 and 0 shares, respectively ]	1,592,470	—
Capital shares issued in connection with merger (Note 11) [0 and 2,443,191 shares, respectively ]	—	23,967,706
Capital shares redeemed [ (714,317) and (215,773) shares, respectively ]	(7,041,209)	(2,125,270)

Total Class A transactions	(1,059,513)	23,059,474

Class B
Capital shares sold [ 211,509 and 125,535 shares, respectively ]	2,057,826	1,244,849
Capital shares issued in reinvestment of distributions [ 212,705 and 0 shares, respectively ]	2,032,960	—
Capital shares issued in connection with merger (Note 11) [ 0 and 3,176,784 shares, respectively ]	—	30,428,133
Capital shares redeemed [ (1,100,720) and (317,999) shares, respectively ]	(10,578,305)	(2,972,918)

Total Class B transactions	(6,487,519)	28,700,064

Class C
Capital shares sold [ 111,790 and 42,981 shares, respectively ]	1,098,525	429,444
Capital shares issued in reinvestment of distributions [ 54,489 and 0 shares, respectively ]	521,457	—
Capital shares issued in connection with merger (Note 11) [ 0 and 846,495 shares, respectively ]	—	8,109,425
Capital shares redeemed [ (293,213) and (95,676) shares, respectively ]	(2,840,911)	(917,531)

Total Class C transactions	(1,220,929)	7,621,338

Class P
Capital shares sold [ 0 and 112,359 shares, respectively ]	—	859,797
Capital shares issued in reinvestment of distributions [ 8,085 and 0 shares, respectively ]	79,630	—
Capital shares redeemed [ (26,803) and (35,712) shares, respectively ]	(263,653)	(335,121)

Total Class P transactions	(184,023)	524,676

Class Y
Capital shares sold [ 13,580 and 8,369 shares, respectively ]	139,763	126,531
Capital shares issued in reinvestment of distributions [ 3,032 and 0 shares, respectively ]	30,077	—
Capital shares issued in connection with merger (Note 11) [ 0 and 43,673 shares, respectively ]	—	431,046
Capital shares redeemed [ (23,133) and (34,805) shares, respectively ]	(233,832)	(327,033)

Total Class Y transactions	(63,992)	230,544

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(9,015,976)	60,136,096

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,641,338)	61,648,262
NET ASSETS:
Beginning of year	68,701,137	7,052,875

End of year (a)	$60,059,799	$68,701,137

____________
(a) Includes accumulated net investment loss of	$(10,919)	$(19,890)

* Class A commenced operations on December 13, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

ASSETS
Investments at value (Cost $8,785,253)	$9,893,634
Cash	3,772
Foreign cash (Cost $105)	89
Receivable for securities sold	273,068
Receivable from investment manager	15,963
Dividends, interest and other receivables	13,198
Receivable for Fund shares sold	1,768
Other assets	22,918

Total assets	10,224,410

LIABILITIES
Payable for securities purchased	269,130
Administrative fees payable	13,476
Payable for Fund shares redeemed	6,884
Options written, at value (Premiums received $5,319)	5,890
Distribution fees payable	1,179
Trustees’ fees payable	431
Accrued expenses	71,588

Total liabilities	368,578

NET ASSETS	$9,855,832

Net assets were comprised of:
Paid in capital	$8,455,487
Accumulated net investment loss	(7,941)
Accumulated undistributed net realized gain	300,407
Unrealized appreciation on investments, options written and foreign currency translations	1,107,879

Net assets	$9,855,832

Class A
Net asset value and redemption price per share, $878,191 / 77,796 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.29
Maximum sales charge (4.75% of offering price)	0.56

Maximum offering price to public	$11.85

Class B
Net asset value and offering price per share, $315,951 / 28,852 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.95

Class C
Net asset value and offering price per share, $270,994 / 24,737 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.96

Class P
Net asset value and redemption price per share, $1,664,165 / 147,097 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.31
Maximum sales charge (5.50% of offering price)	0.66

Maximum offering price to public	$11.97

Class Y
Net asset value, offering and redemption price per share, $6,726,531 / 588,121 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.44

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2006
INVESTMENT INCOME
Dividends (net of $2,903 foreign withholding tax)	$82,060
Interest	14,632

Total income	96,692

EXPENSES
Administrative fees	154,483
Investment management fees	124,325
Professional fees	51,093
Registration and filing fees	45,118
Custodian fees	37,924
Transfer agent fees	22,831
Printing and mailing expenses	6,305
Trustees’ fees	1,507
Distribution fees - Class A	3,365
Distribution fees - Class B	3,056
Distribution fees - Class C	2,253
Distribution fees - Class P	4,348
Miscellaneous	9,715

Gross expenses	466,323
Less: Waiver from investment advisor	(278,808)
Reimbursement from investment advisor	(11,963)
Fees paid indirectly	(5,716)

Net expenses	169,836

NET INVESTMENT LOSS	(73,144)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	570,056
Options written	16,185
Foreign currency transactions	(1,204)

Net realized gain	585,037

Change in unrealized appreciation (depreciation) on:
Securities	320,995
Options written	(59)
Foreign currency translations	551

Net change in unrealized appreciation	321,487

NET REALIZED AND UNREALIZED GAIN	906,524

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$833,380

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2006	2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(73,144)	$(66,185)
Net realized gain on investments and foreign currency transactions	585,037	619,490
Net change in unrealized appreciation on investments and foreign currency translations	321,487	422,436

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	833,380	975,741

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A*	(30,615)	(5,529)
Class B	(14,747)	(3,357)
Class C	(11,437)	(5,699)
Class P	(103,813)	(116,435)
Class Y	(383,229)	(357,616)

TOTAL DISTRIBUTIONS	(543,841)	(488,636)

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [ 66,759 and 38,038 shares, respectively ]	740,266	408,660
Capital shares issued in reinvestment of distributions [ 2,222 and 525 shares, respectively ]	24,063	5,529
Capital shares redeemed [ (28,297) and (1,451) shares, respectively ]	(307,127)	(15,774)

Total Class A transactions	457,202	398,415

Class B
Capital shares sold [ 17,243 and 16,816 shares, respectively ]	184,438	176,994
Capital shares issued in reinvestment of distributions [ 1,040 and 17 shares, respectively ]	10,975	177
Capital shares redeemed [ (11,233) and (120,655) shares, respectively ]	(116,097)	(1,275,824)

Total Class B transactions	79,316	(1,098,653)

Class C
Capital shares sold [ 12,001 and 9,878 shares, respectively ]	128,852	103,423
Capital shares issued in reinvestment of distributions [ 728 and 243 shares, respectively ]	7,688	2,519
Capital shares redeemed [ (5,033) and (2,603) shares, respectively ]	(54,642)	(28,085)

Total Class C transactions	81,898	77,857

Class P
Capital shares sold [ 0 and 119,348 shares, respectively ]	—	1,281,770
Capital shares issued in reinvestment of distributions [ 8,048 and 9,853 shares, respectively ]	87,235	103,752
Capital shares redeemed [ (24,523) and (47,008) shares, respectively ]	(269,343)	(502,010)

Total Class P transactions	(182,108)	883,512

Class Y
Capital shares sold [ 1,259 and 7,012 shares, respectively ]	14,039	74,544
Capital shares issued in reinvestment of distributions [ 846 and 800 shares, respectively ]	9,246	8,470
Capital shares redeemed [ (7,102) and (14,210) shares, respectively ]	(79,680)	(154,766)

Total Class Y transactions	(56,395)	(71,752)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	379,913	189,379

TOTAL INCREASE IN NET ASSETS	669,452	676,484
NET ASSETS:
Beginning of year	9,186,380	8,509,896

End of year (a)	$9,855,832	$9,186,380

____________
(a) Includes accumulated net investment loss of	$(7,941)	$(20,256)

* Class A commenced operations on December 13, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

ASSETS
Investments at value (Cost $131,493,141)	$131,173,641
Cash	15,209
Foreign cash (Cost $184,934)	186,871
Receivable for forward commitments	11,496,688
Receivable for securities sold	4,282,061
Dividends, interest and other receivables	750,101
Variation margin receivable on futures contracts	135,551
Receivable for Fund shares sold	86,675
Receivable from investment manager	16,276
Unrealized appreciation of forward foreign currency contracts	5,496
Other assets	23,830

Total assets	148,172,399

LIABILITIES
Payable for forward commitments	14,065,344
Payable for securities purchased	6,829,869
Securities sold short (Proceeds received $5,318,039)	5,339,312
Payable for Fund shares redeemed	456,412
Unrealized depreciation of forward foreign currency contracts	50,974
Distribution fees payable	44,725
Administrative fees payable	27,585
Trustees’ fees payable	4,830
Options written, at value (Premiums received $1,405)	469
Accrued expenses	183,396

Total liabilities	27,002,916

NET ASSETS	$121,169,483

Net assets were comprised of:
Paid in capital	$122,959,739
Accumulated undistributed net investment income	68,463
Accumulated net realized loss	(1,888,439)
Unrealized appreciation on investments, securities sold short, options written, futures and foreign currency translations	29,720

Net assets	$121,169,483

Class A
Net asset value and redemption price per share, $37,508,897 / 3,800,106 shares outstanding (Unlimited amount authorized: $0.001 par value)	$9.87
Maximum sales charge (4.75% of offering price)	0.49

Maximum offering price to public	$10.36

Class B
Net asset value and offering price per share, $19,633,787 / 1,993,968 shares outstanding (Unlimited amount authorized: $0.001 par value)	$9.85

Class C
Net asset value and offering price per share, $14,232,201 / 1,446,092 shares outstanding (Unlimited amount authorized: $0.001 par value)	$9.84

Class P
Net asset value and redemption price per share, $6,761,600 / 685,753 shares outstanding (Unlimited amount authorized: $0.001 par value)	$9.86
Maximum sales charge (4.50% of offering price)	0.46

Maximum offering price to public	$10.32

Class Y
Net asset value, offering and redemption price per share, $ 43,032,998 / 4,359,279 shares outstanding (Unlimited amount authorized: $0.001 par value)	$9.87

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2006
INVESTMENT INCOME
Interest	$6,258,160

EXPENSES
Investment management fees	868,562
Transfer agent fees	345,806
Administrative fees	295,583
Professional fees	135,436
Custodian fees	81,837
Registration and filing fees	45,467
Printing and mailing expenses	40,624
Trustees’ fees	19,621
Distribution fees - Class A	172,249
Distribution fees - Class B	217,520
Distribution fees - Class C	157,161
Distribution fees - Class P	18,540
Miscellaneous	22,412

Gross expenses	2,420,818
Less: Waiver from investment advisor	(862,733)

Net expenses	1,558,085

NET INVESTMENT INCOME	4,700,075

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(1,151,278)
Options written	54,535
Futures	(409,688)
Foreign currency transactions	(50,154)

Net realized loss	(1,556,585)

Change in unrealized appreciation (depreciation) on:
Securities	1,484,705
Securities sold short	(71,355)
Options written	3,711
Futures	575,009
Foreign currency translations	(52,258)

Net change in unrealized appreciation	1,939,812

NET REALIZED AND UNREALIZED GAIN	383,227

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,083,302

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2006	2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,700,075	$2,450,586
Net realized gain (loss) on investments and foreign currency transactions	(1,556,585)	57,575
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,939,812	(3,479,512)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,083,302	(971,351)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A*	(1,435,596)	(556,155)
Class B	(692,640)	(293,061)
Class C	(499,339)	(236,221)
Class P	(292,013)	(322,804)
Class Y	(1,713,984)	(1,142,047)

	(4,633,572)	(2,550,288)

Distributions from net realized capital gains
Class A*	—	(1,571)
Class B	—	(764)
Class C	—	(13,746)
Class P	—	(153,466)
Class Y	—	(362,029)

	—	(531,576)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(4,633,572)	(3,081,864)

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [ 1,057,437 and 487,737 shares, respectively ]	10,324,959	4,960,597
Capital shares issued in connection with merger (Note 11) [ 0 and 3,997,850 shares, respectively ]	—	40,393,172
Capital shares issued in reinvestment of dividends and distributions [ 138,149 and 51,877 shares, respectively ]	1,346,114	517,354
Capital shares redeemed [ (1,413,510) and (519,434) shares, respectively ]	(13,826,776)	(5,190,020)

Total Class A transactions	(2,155,703)	40,681,103

Class B
Capital shares sold [177,335 and 128,378 shares, respectively ]	1,729,960	1,249,529
Capital shares issued in connection with merger (Note 11) [ 0 and 2,598,331 shares, respectively ]	—	26,165,190
Capital shares issued in reinvestment of dividends and distributions [ 64,488 and 26,834 shares, respectively ]	627,127	267,002
Capital shares redeemed [ (733,036) and (991,532) shares, respectively ]	(7,146,314)	(10,029,551)

Total Class B transactions	(4,789,227)	17,652,170

Class C
Capital shares sold [ 209,883 and 123,366 shares, respectively ]	2,044,363	1,181,470
Capital shares issued in connection with merger (Note 11) [ 0 and 1,883,833 shares, respectively ]	—	18,970,195
Capital shares issued in reinvestment of dividends and distributions [ 39,448 and 19,207 shares, respectively ]	383,696	191,104
Capital shares redeemed [ (722,952) and (204,707) shares, respectively ]	(7,051,866)	(2,042,405)

Total Class C transactions	(4,623,807)	18,300,364

Class P
Capital shares sold [ 17 and 718,146 shares, respectively ]	130	7,302,120
Capital shares issued in reinvestment of dividends and distributions [25,994 and 40,882 shares, respectively ]	253,146	409,471
Capital shares redeemed [ (152,408) and (365,972) shares, respectively ]	(1,486,782)	(3,669,957)

Total Class P transactions	(1,233,506)	4,041,634

Class Y
Capital shares sold [ 598,803 and 1,417,050 shares, respectively ]	5,853,541	14,283,308
Capital shares issued in connection with merger (Note 11) [ 0 and 184,834 shares, respectively ]	—	1,866,827
Capital shares issued in reinvestment of dividends and distributions [ 70,004 and 26,127 shares, respectively ]	681,893	260,704
Capital shares redeemed [ (351,854) and (147,182) shares, respectively ]	(3,437,670)	(1,480,823)

Total Class Y transactions	3,097,764	14,930,016

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(9,704,479)	95,605,287

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,254,749)	91,552,072
NET ASSETS:
Beginning of year	130,424,232	38,872,160

End of year (a)	$121,169,483	$130,424,232

____________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$68,463	$(70,990)

*	Class A commenced operations on December 13, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	Class A			Class B
	Year Ended October 31, 2006 (c)		January 10, 2005* to October 31, 2005(c)(g)	Year Ended October 31, 2006 (c)		January 10, 2005* to October 31, 2005(c)(g)
Net asset value, beginning of period	$10.07		$10.00	$10.04		$10.00

Income (loss) from investment operations:
Net investment income	0.31		0.20	0.25		0.15
Net realized and unrealized gain (loss) on investments	0.31		(0.13)	0.30		(0.11)

Total from investment operations	0.62		0.07	0.55		0.04

Less distributions:
Dividends from net investment income	(0.15)		—	(0.09)		—
Distributions from realized gains	(0.01)		—	(0.01)		—

Total dividends and distributions	(0.16)		—	(0.10)		—

Net asset value, end of period	$10.53		$10.07	$10.49		$10.04

Total return (b)†	6.26%		0.70%	5.58%		0.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,756		$1,650	$1,008		$449
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.57%		0.75%	1.22%		1.30%
Before waivers and reimbursements (a)	3.44%		12.44%	4.09	%(g)	12.99%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	3.06%		2.42%	2.42%		1.87%
Before waivers and reimbursements (a)	0.19%		(9.27)%	(0.48)%		(9.82)%
Portfolio turnover rate (d)	41%		25%	41%		25%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.29		$0.95	$0.30		$0.95

	Class C			Class Y
	Year Ended October 31, 2006 (c)		January 10, 2005* to October 31, 2005(c)(g)	Year Ended October 31, 2006 (c)		January 10, 2005* to October 31, 2005(c)(g)
Net asset value, beginning of period	$10.04		$10.00	$10.10		$10.00

Income (loss) from investment operations:
Net investment income	0.25		0.15	0.35		0.23
Net realized and unrealized gain (loss) on investments	0.30		(0.11)	0.31		(0.13)

Total from investment operations	0.55		0.04	0.66		0.10

Less distributions:
Dividends from net investment income	(0.09)		—	(0.20)		—
Distributions from realized gains	(0.01)		—	(0.01)		—

Total dividends and distributions	(0.10)		—	(0.21)		—

Net asset value, end of period	$10.49		$10.04	$10.55		$10.10

Total return (b)†	5.58%		0.40%	6.63%		1.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$767		$493	$11		$10
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.22	%(g)	1.30%	0.22	%(g)	0.30%
Before waivers and reimbursements (a)	4.09%		12.99%	3.09	%(g)	11.99%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.44%		1.87%	3.44%		2.87%
Before waivers and reimbursements (a)	(0.42)%		(9.82)%	0.57%		(8.82)%
Portfolio turnover rate (d)	41%		25%	41%		25%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.29		$0.95	$0.29		$0.95

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE ALLOCATION FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Class A			Class B
	Year Ended October 31, 2006 (c)		January 10, 2005* to October 31, 2005(c)(g)	Year Ended October 31, 2006 (c)		January 10, 2005* to October 31, 2005(c)(g)
Net asset value, beginning of period	$10.17		$10.00	$10.13		$10.00

Income from investment operations:
Net investment income	0.18		0.10	0.12		0.05
Net realized and unrealized gain on investments	0.77		0.07	0.76		0.08

Total from investment operations	0.95		0.17	0.88		0.13

Less distributions:
Dividends from net investment income	(0.15)		—	(0.09)		—
Distributions from realized gains	(0.05)		—	(0.05)		—

Total dividends and distributions	(0.20)		—	(0.14)		—

Redemption Fees	—	#	—	—		—

Net asset value, end of period	$10.92		$10.17	$10.87		$10.13

Total return (b)†	9.52%		1.70%	8.85%		1.30%

Ratios/Supplemental Data:
Net assets, end of period (000's)	$16,130		$4,413	$5,599		$3,309
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.60	%(g)	0.75%	1.23%		1.30%
Before waivers and reimbursements (a)	1.90%		4.31%	2.53%		4.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.76%		1.17%	1.19%		0.62%
Before waivers and reimbursements (a)	0.43%		(2.39)%	(0.12)%		(2.94)%
Portfolio turnover rate (d)	27%		52%	27%		52%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.14		$0.29	$0.14		$0.29

	Class C			Class Y
	Year Ended October 31, 2006 (c)		January 10, 2005* to October 31, 2005(c)(g)	Year Ended October 31, 2006 (c)		January 10, 2005* to October 31, 2005(c)(g)
Net asset value, beginning of period	$10.14		$10.00	$10.21		$10.00

Income from investment operations:
Net investment income	0.12		0.05	0.21		0.13
Net realized and unrealized gain on investments	0.75		0.09	0.78		0.08

Total from investment operations	0.87		0.14	0.99		0.21

Less distributions:
Dividends from net investment income	(0.09)		—	(0.20)		—
Distributions from realized gains	(0.05)		—	(0.05)		—

Total dividends and distributions	(0.14)		—	(0.25)		—

Redemption Fees	—	#	—	—		—

Net asset value, end of period	$10.87		$10.14	$10.95		$10.21

Total return (b)†	8.74%		1.40%	9.99%		2.10%

Ratios/Supplemental Data:
Net assets, end of period (000's)	$3,364		$1,136	$106		$10
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.23%		1.30%	0.23	%(g)	0.30%
Before waivers and reimbursements (a)	2.53	%(g)	4.86%	1.53	%(g)	3.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.19%		0.62%	2.01%		1.62%
Before waivers and reimbursements (a)	(0.12)%		(2.94)%	0.74%		(1.94)%
Portfolio turnover rate (d)	27%		52%	27%		52%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.14		$0.29	$0.13		$0.29

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND(e)

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,			Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class A	2006 (c)	2005(c)(f)(g)			2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$7.24	$6.72		$6.61	$5.54	$7.08	$8.03

Income (loss) from investment operations:
Net investment income (loss)	0.08	0.07		0.03	0.04	0.01	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.92	0.51		0.08	1.09	(1.55)	(0.94)

Total from investment operations	1.00	0.58		0.11	1.13	(1.54)	(0.95)

Less distributions:
Dividends from net investment income	(0.14)	(0.06)		—	(0.06)	—	—

Redemption fees	— #	—	#	— #	—	—	—

Net asset value, end of period	$8.10	$7.24		$6.72	$6.61	$5.54	$7.08

Total return (b)†	14.03%	8.61%		1.66%	20.35%	(21.75)%	(11.83)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$84,074	$61,429		$61,415	$57,797	$47,471	$82,109
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.60%	1.18%		1.45%	1.45%	1.49%	1.50%
After waivers, reimbursements and fees paid indirectly (a)	0.55%	1.09%		N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	1.43%	1.77%		1.76%	1.78%	1.73%	1.58%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.01%	0.90%		0.59%	0.67%	0.24%	(0.08)%
After waivers, reimbursements and fees paid indirectly (a)	1.06%	0.99%		N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	0.18%	0.31%		0.28%	0.34%	0.00%	(0.16)%
Portfolio turnover rate (d)	21%	153	%(h)	53%	78%	88%	130%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.06	$0.04		* *	* *	* *	* *

	Year Ended October 31,				Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class B	2006 (c)		2005(c)(f)(g)			2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$7.05		$6.54		$6.46	$5.42	$6.96	$7.93

Income (loss) from investment operations:
Net investment income (loss)	0.04		0.03		— #	0.01	(0.02)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.89		0.50		0.08	1.05	(1.52)	(0.92)

Total from investment operations	0.93		0.53		0.08	1.06	(1.54)	(0.97)

Less distributions:
Dividends from net investment income	(0.10)		(0.02)		—	(0.02)	—	—

Redemption fees	—	#	—	#	— #	—	—	—

Net asset value, end of period	$7.88		$7.05		$6.54	$6.46	$5.42	$6.96

Total return (b)†	13.29%		8.08%		1.24%	19.59%	(22.13)%	(12.23)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$39,083		$42,238		$53,200	$65,876	$61,098	$93,248
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.22	%(g)	1.73%		2.00%	2.00%	2.03%	2.05%
After waivers, reimbursements and fees paid indirectly (a)	1.17%		1.64%		N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	2.05	%(g)	2.32%		2.31%	2.33%	2.28%	2.13%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.45%		0.35%		0.04%	0.14%	(0.30)%	(0.63)%
After waivers, reimbursements and fees paid indirectly (a)	0.52%		0.44%		N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	(0.34)%		(0.24)%		(0.27)%	(0.19)%	(0.55)%	(0.71)%
Portfolio turnover rate (d)	21%		153	%(h)	53%	78%	88%	130%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.06		$0.04		* *	* *	* *	* *

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND(e)

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,				Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class C	2006 (c)		2005(c)(f)(g)			2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$7.02		$6.52		$6.44	$5.41	$6.96	$7.93

Income (loss) from investment operations:
Net investment income (loss)	0.03		0.03		— #	0.01	(0.02)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.91		0.49		0.08	1.05	(1.53)	(0.92)

Total from investment operations	0.94		0.52		0.08	1.06	(1.55)	(0.97)

Less distributions:
Dividends from net investment income	(0.10)		(0.02)		—	(0.03)	—	—

Redemption fees	—		—	#	— #	—	—	—

Net asset value, end of period	$7.86		$7.02		$6.52	$6.44	$5.41	$6.96

Total return (b)†	13.49%		7.95%		1.24%	19.59%	(22.27)%	(12.23)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,975		$7,141		$6,732	$6,149	$3,513	$5,597
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.22%		1.73%		2.00%	2.00%	2.04%	2.05%
After waivers, reimbursements and fees paid indirectly (a)	1.17%		1.64%		N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	2.05	%(g)	2.32%		2.31%	2.33%	2.28%	2.13%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.38%		0.35%		0.04%	0.09%	(0.31)%	(0.63)%
After waivers, reimbursements and fees paid indirectly (a)	0.44%		0.44%		N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	(0.45)%		(0.24)%		(0.27)%	(0.24)%	(0.55)%	(0.71)%
Portfolio turnover rate (d)	21%		153	%(h)	53%	78%	88%	130%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.06		$0.04		* *	* *	* *	* *

	Year Ended October 31,				Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class Y	2006 (c)		2005 (c)(f)(g)			2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$7.31		$6.79		$6.65	$5.57	$7.10	$8.01

Income from investment operations:
Net investment income	0.11		0.10		0.06	0.07	0.02	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.94		0.51		0.08	1.09	(1.55)	(0.94)

Total from investment operations	1.05		0.61		0.14	1.16	(1.53)	(0.91)

Less distributions:

Dividends from net investment income	(0.18)		(0.09)		—	(0.08)	—	—

Redemption fees	—		—	#	— #	—	—	—

Net asset value, end of period	$8.18		$7.31		$6.79	$6.65	$5.57	$7.10

Total return (b)	14.57%		9.05%		2.11%	20.91%	(21.55)%	(11.36)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$450		$307		$381	$374	$172	$43,417
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.22	%(g)	0.73%		1.00%	1.00%	1.05%	1.05%
After waivers, reimbursements and fees paid indirectly (a)	0.17%		0.64%		N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	1.05%		1.32%		1.31%	1.33%	1.20%	1.13%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.41%		1.35%		1.04%	1.10%	0.28%	0.37%
After waivers, reimbursements and fees paid indirectly (a)	1.47%		1.44%		N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	0.59%		0.76%		0.73%	0.77%	0.13%	0.29%
Portfolio turnover rate (d)	21%		153	%(h)	53%	78%	88%	130%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.06		$0.04		* *	* *	* *	* *

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Class A		Class B
	Year Ended October 31, 2006 (c)	January 10, 2005* to October 31, 2005(c)(g)	Year Ended October 31, 2006 (c)		January 10, 2005* to October 31, 2005(c)(g)
Net asset value, beginning of period	$10.46	$10.00	$10.42		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01	(0.03)	(0.06)		(0.08)
Net realized and unrealized gain on investments	1.74	0.49	1.74		0.50

Total from investment operations	1.75	0.46	1.68		0.42

Less distributions:
Dividends from net investment income	(0.19)	—	(0.13)		—
Distributions from realized gains	(0.06)	—	(0.06)		—

Total dividends and distributions	(0.25)	—	(0.19)		—

Net asset value, end of period	$11.96	$10.46	$11.91		$10.42

Total return (b)†	16.90%	4.60%	16.21%		4.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,587	$2,746	$4,924		$1,216
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.57%	0.75%	1.22%		1.30%
Before waivers and reimbursements (a)	2.19%	7.10%	2.84%		7.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.08%	(0.40)%	(0.53)%		(0.95)%
Before waivers and reimbursements (a)	(1.54)%	(6.75)%	(2.15)%		(7.30)%
Portfolio turnover rate (d)	19%	68%	19%		68%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.18	$0.53	$0.18		$0.53

	Class C		Class Y
	Year Ended October 31, 2006 (c)	January 10, 2005* to October 31, 2005(c)(g)	Year Ended October 31, 2006 (c)		January 10, 2005* to October 31, 2005(c)(g)
Net asset value, beginning of period	$10.41	$10.00	$10.49		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.06)	(0.08)	0.02		— #
Net realized and unrealized gain on investments	1.73	0.49	1.78		0.49

Total from investment operations	1.67	0.41	1.80		0.49

Less distributions:
Dividends from net investment income	(0.13)	—	(0.24)		—
Distributions from realized gains	(0.06)	—	(0.06)		—

Total dividends and distributions	(0.19)	—	(0.30)		—

Redemption Fees	— #	—	—		—

Net asset value, end of period	$11.89	$10.41	$11.99		$10.49

Total return (b)†	16.13%	4.10%	17.39%		4.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,431	$1,188	$208		$12
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.22%	1.30%	0.22	%(g)	0.30%
Before waivers and reimbursements (a)	2.84%	7.65%	1.84	%(g)	6.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.51)%	(0.95)%	0.21%		0.05%
Before waivers and reimbursements (a)	(2.14)%	(7.30)%	(1.40)%		(6.30)%
Portfolio turnover rate (d)	19%	68%	19%		68%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.18	$0.53	$0.18		$0.53

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Year Ended October 31, 2006 (c)	December 13, 2004* to October 31, 2005(c)(g)
Net asset value, beginning of period	$9.76	$9.53

Income (loss) from investment operations:
Net investment loss	(0.09)	(0.07)
Net realized and unrealized gain on investments	0.35	0.30

Total from investment operations	0.26	0.23

Redemption fees	—	— #

Net asset value, end of period	$10.02	$9.76

Total return (b)†	2.66%	2.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$921	$372
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.65%	1.65%
After waivers, reimbursements and fees paid indirectly (a)	1.64%	1.63%
Before waivers, reimbursements and fees paid indirectly (a)	4.34%	5.00%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.90)%	(0.87)%
After waivers, reimbursements and fees paid indirectly (a)	(0.88)%	(0.85)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.58)%	(4.22)%
Portfolio turnover rate (d)	49%	40%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.26	$0.28

	Year Ended October 31,					December 31, 2001*to October 31, 2002(c)
Class B	2006 (c)		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$9.56		$8.63	$8.57	$7.00	$10.00

Income (loss) from investment operations:
Net investment loss	(0.14)		(0.13)	(0.13)	(0.10)	(0.10)
Net realized and unrealized gain (loss) on investments	0.34		1.06	0.19	1.68	(2.90)

Total from investment operations	0.20		0.93	0.06	1.58	(3.00)

Less distributions:
Dividends from net investment income	—		—	—	(0.01)	—

Net asset value, end of period	$9.76		$9.56	$8.63	$8.57	$7.00

Total return (b)†	2.09%		10.78%	0.70%	22.52%	(30.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$338		$159	$2,544	$2,497	$1,732
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.20%		2.20%	2.20%	2.20%	2.20%
After waivers, reimbursements and fees paid indirectly (a)	2.19%		2.18%	2.16%	2.17%	2.15%
Before waivers, reimbursements and fees paid indirectly (a)	4.89	%(g)	5.55%	5.98%	6.73%	7.46%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.45)%		(1.42)%	(1.56)%	(1.41)%	(1.49)%
After waivers, reimbursements and fees paid indirectly (a)	(1.44)%		(1.40)%	(1.52)%	(1.38)%	(1.44)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.07)%		(4.77)%	(5.34)%	(5.94)%	(6.75)%
Portfolio turnover rate (d)	49%		40%	51%	31%	26%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.25		$0.30	$0.33	$0.34	$0.34

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,					December 31, 2001* to October 31, 2002(c)
Class C	2006(c)		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$9.55		$8.62	$8.56	$7.00	$10.00

Income (loss) from investment operations:
Net investment loss	(0.14)		(0.13)	(0.13)	(0.10)	(0.10)
Net realized and unrealized gain (loss) on investments	0.34		1.06	0.19	1.67	(2.90)

Total from investment operations	0.20		0.93	0.06	1.57	(3.00)

Less distributions:
Dividends from net investment income	—		—	—	(0.01)	—

Net asset value, end of period	$9.75		$9.55	$8.62	$8.56	$7.00

Total return (b)†	2.09%		10.66%	0.82%	22.37%	(30.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$228		$266	$265	$325	$243
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.20%		2.20%	2.20%	2.20%	2.20%
After waivers, reimbursements and fees paid indirectly (a)	2.19%		2.18%	2.16%	2.17%	2.15%
Before waivers, reimbursements and fees paid indirectly (a)	4.89	%(g)	5.55%	5.98%	6.73%	7.46%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.47)%		(1.42)%	(1.56)%	(1.41)%	(1.49)%
After waivers, reimbursements and fees paid indirectly (a)	(1.45)%		(1.40)%	(1.52)%	(1.38)%	(1.44)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.07)%		(4.77)%	(5.34)%	(5.94)%	(6.75)%
Portfolio turnover rate (d)	49%		40%	51%	31%	26%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.25		$0.30	$0.33	$0.34	$0.34

	Year Ended October 31,					December 31, 2001* to October 31, 2002(c)
Class P	2006 (c)		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$9.78		$8.77	$8.64	$7.05	$10.00

Income (loss) from investment operations:
Net investment loss	(0.07)		(0.06)	(0.07)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	0.35		1.07	0.20	1.69	(2.90)

Total from investment operations	0.28		1.01	0.13	1.64	(2.95)

Less distributions:
Dividends from net investment income	—		—	—	(0.05)	—

Net asset value, end of period	$10.06		$9.78	$8.77	$8.64	$7.05

Total return (b)†	2.86%		11.52%	1.50%	23.38%	(29.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,160		$3,774	$2,146	$2,199	$1,429
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.45%		1.45%	1.45%	1.45%	1.45%
After waivers, reimbursements and fees paid indirectly (a)	1.44%		1.43%	1.41%	1.42%	1.40%
Before waivers, reimbursements and fees paid indirectly (a)	4.14	%(g)	4.80%	5.23%	5.98%	6.71%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.72)%		(0.67)%	(0.81)%	(0.66)%	(0.74)%
After waivers, reimbursements and fees paid indirectly (a)	(0.70)%		(0.65)%	(0.77)%	(0.63)%	(0.69)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.34)%		(4.02)%	(4.59)%	(5.19)%	(6.00)%
Portfolio turnover rate (d)	49%		40%	51%	31%	26%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.26		$0.31	$0.33	$0.34	$0.34

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,					December 31, 2001* to October 31, 2002(c)
Class Y	2006 (c)		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$9.82		$8.79	$8.65	$7.06	$10.00

Income (loss) from investment operations:
Net investment loss	(0.04)		(0.04)	(0.05)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	0.35		1.08	0.20	1.69	(2.91)

Total from investment operations	0.31		1.04	0.15	1.66	(2.94)

Less distributions:
Dividends from net investment income	—		(0.01)	(0.01)	(0.07)	—

Net asset value, end of period	$10.13		$9.82	$8.79	$8.65	$7.06

Total return (b)	3.16%		11.83%	1.72%	23.66%	(29.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,216		$6,191	$5,682	$6,028	$4,567
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.20%		1.20%	1.20%	1.20%	1.20%
After waivers, reimbursements and fees paid indirectly (a)	1.19%		1.18%	1.16%	1.17%	1.15%
Before waivers, reimbursements and fees paid indirectly (a)	3.89	%(g)	4.55%	4.98%	5.73%	6.46%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.46)%		(0.42)%	(0.56)%	(0.41)%	(0.49)%
After waivers, reimbursements and fees paid indirectly (a)	(0.45)%		(0.40)%	(0.52)%	(0.38)%	(0.44)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.10)%		(3.77)%	(4.34)%	(4.94)%	(5.75)%
Portfolio turnover rate (d)	49%		40%	51%	31%	26%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.26		$0.31	$0.33	$0.34	$0.36

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Year Ended October 31, 2006 (c)	December 13, 2004*to October 31, 2005(c)(g)
Net asset value, beginning of period	$10.94	$10.56

Income (loss) from investment operations:
Net investment income	— #	0.03
Net realized and unrealized gain on investments and foreign currency transactions	1.52	0.35

Total from investment operations	1.52	0.38

Less distributions:
Distributions from realized gains	(0.42)	—

Net asset value, end of period	$12.04	$10.94

Total return (b)†	14.21%	3.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$679	$401
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.65%	1.65%
After waivers, reimbursements and fees paid indirectly (a)	1.64%	1.61%
Before waivers, reimbursements and fees paid indirectly (a)	3.95%	4.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.02)%	0.27%
After waivers, reimbursements and fees paid indirectly (a)	— %@	0.31%
Before waivers, reimbursements and fees paid indirectly (a)	(2.32)%	(2.65)%
Portfolio turnover rate (d)	51%	48%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.26	$0.28

	Year Ended October 31,					December 31, 2001* to October 31, 2002(c)
Class B	2006 (c)		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$10.72		$9.78	$9.21	$7.70	$10.00

Income (loss) from investment operations:
Net investment loss	(0.06)		(0.02)	(0.07)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.48		0.96	0.64	1.61	(2.25)

Total from investment operations	1.42		0.94	0.57	1.56	(2.30)

Less distributions:
Dividends from net investment income	—		—	—	(0.05)	—
Distributions from realized gains	(0.42)		—	—	—	—

Total dividends and distributions	(0.42)		—	—	(0.05)	—

Net asset value, end of period	$11.72		$10.72	$9.78	$9.21	$7.70

Total return (b)†	13.54%		9.61%	6.19%	20.37%	23.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$359		$229	$2,987	$2,765	$2,010
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.20%		2.20%	2.20%	2.20%	2.20%
After waivers, reimbursements and fees paid indirectly (a)	2.19%		2.16%	2.15%	2.19%	2.13%
Before waivers, reimbursements and fees paid indirectly (a)	4.50	%(g)	5.12%	5.55%	6.31%	6.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.57)%		(0.28)%	(0.78)%	(0.62)%	(0.69)%
After waivers, reimbursements and fees paid indirectly (a)	(0.55)%		(0.24)%	(0.73)%	(0.61)%	(0.62)%
Before waivers, reimbursements and fees paid indirectly (a)	(2.86)%		(3.20)%	(4.13)%	(4.73)%	(5.31)%
Portfolio turnover rate (d)	51%		48%	52%	56%	39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.25		$0.30	$0.32	$0.34	$0.33
See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,					December 31, 2001* to October 31, 2002(c)
Class C	2006 (c)		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$10.72		$9.78	$9.21	$7.69	$10.00

Income (loss) from investment operations:
Net investment (loss)	(0.06)		(0.02)	(0.07)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.48		0.96	0.64	1.62	(2.26)

Total from investment operations	1.42		0.94	0.57	1.57	(2.31)

Less distributions:
Dividends from net investment income	—		—	—	(0.05)	—
Distributions from realized gains	(0.42)		—	—	—	—

Total dividends and distributions	(0.42)		—	—	(0.05)	—

Net asset value, end of period	$11.72		$10.72	$9.78	$9.21	$7.69

Total return (b)†	13.54%		9.61%	6.19%	20.53%	23.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$339		$363	$392	$408	$293
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.20%		2.20%	2.20%	2.20%	2.20%
After waivers, reimbursements and fees paid indirectly (a)	2.19%		2.16%	2.15%	2.19%	2.13%
Before waivers, reimbursements and fees paid indirectly (a)	4.50	%(g)	5.12%	5.55%	6.31%	6.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.55)%		(0.28)%	(0.78)%	(0.62)%	(0.69)%
After waivers, reimbursements and fees paid indirectly (a)	(0.54)%		(0.24)%	(0.73)%	(0.61)%	(0.62)%
Before waivers, reimbursements and fees paid indirectly (a)	(2.81)%		(3.20)%	(4.13)%	(4.73)%	(5.31)%
Portfolio turnover rate (d)	51%		48%	52%	56%	39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.25		$0.30	$0.32	$0.34	$0.33

	Year Ended October 31,					December 31, 2001* to October 31, 2002(c)
Class P	2006 (c)		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$10.93		$9.92	$9.27	$7.75	$10.00

Income (loss) from investment operations:
Net investment income	0.02		0.05	— #	0.01	— #
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.52		0.98	0.65	1.62	(2.25)

Total from investment operations	1.54		1.03	0.65	1.63	(2.25)

Less distributions:
Dividends from net investment income	—	#	(0.02)	—	(0.11)	—
Distributions from realized gains	(0.42)		—	—	—	—

Total dividends and distributions	(0.42)		(0.02)	—	(0.11)	—

Net asset value, end of period	12.05		$10.93	$9.92	9.27	7.75

Total return (b)†	14.42%		10.41%	7.01%	21.29%	(22.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,948		$4,165	$2,317	$2,011	$1,335
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.45%		1.45%	1.45%	1.45%	1.45%
After waivers, reimbursements and fees paid indirectly (a)	1.44%		1.41%	1.40%	1.44%	1.38%
Before waivers, reimbursements and fees paid indirectly (a)	3.75	%(g)	4.37%	4.80%	5.56%	6.08%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.19%		0.47%	(0.03)%	0.13%	0.06%
After waivers, reimbursements and fees paid indirectly (a)	0.21%		0.51%	0.02%	0.14%	0.13%
Before waivers, reimbursements and fees paid indirectly (a)	(2.07)%		(2.45)%	(3.38)%	(3.98)%	(4.56)%
Portfolio turnover rate (d)	51%		48%	52%	56%	39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.26		$0.31	$0.33	$0.34	$0.32

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,					December 31, 2001* to October 31, 2002(c)
Class Y	2006(c)		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$10.97		$9.95	$9.28	$7.76	$10.00

Income (loss) from investment operations:
Net investment income	0.05		0.08	0.03	0.03	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.52		0.99	0.65	1.62	(2.26)

Total from investment operations	1.57		1.07	0.68	1.65	(2.24)

Less distributions:
Dividends from net investment income	(0.03)		(0.05)	(0.01)	(0.13)	—
Distributions from realized gains	(0.42)		—	—	—	—

Total dividends and distributions	(0.45)		(0.05)	(0.01)	(0.13)	—

Net asset value, end of period	$12.09		$10.97	$9.95	$9.28	$7.76

Total return (b)	14.67%		10.76%	7.29%	21.57%	(22.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,351		$7,315	$6,949	$6,776	$5,248
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.20%		1.20%	1.20%	1.20%	1.20%
After waivers, reimbursements and fees paid indirectly (a)	1.19%		1.16%	1.15%	1.19%	1.13%
Before waivers, reimbursements and fees paid indirectly (a)	3.50	%(g)	4.12%	4.55%	5.31%	5.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.44%		0.72%	0.22%	0.38%	0.31%
After waivers, reimbursements and fees paid indirectly (a)	0.46%		0.76%	0.27%	0.39%	0.38%
Before waivers, reimbursements and fees paid indirectly (a)	(1.83)%		(2.20)%	(3.13)%	(3.73)%	(4.31)%
Portfolio turnover rate (d)	51%		48%	52%	56%	39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.26		$0.31	$0.33	$0.34	$0.34

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Year Ended October 31, 2006 (c)		December 13, 2004* to October 31, 2005(c)(g)
Net asset value, beginning of period	$11.96		$11.61

Income from investment operations:
Net investment income	0.05		0.06
Net realized and unrealized gain on investments and foreign currency transactions	1.96		0.53

Total from investment operations	2.01		0.59

Less distributions:
Dividends from net investment income	(0.02)		(0.07)
Distributions from realized gains	(0.47)		(0.17)

Total dividends and distributions	(0.49)		(0.24)

Net asset value, end of period	$13.48		$11.96

Total return (b)†	17.40%		5.19%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,826		$356
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.65%		1.65%
After waivers, reimbursements and fees paid indirectly (a)	1.61%		1.56%
Before waivers, reimbursements and fees paid indirectly (a)	2.39	%(g)	3.38%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.37%		0.47%
After waivers, reimbursements and fees paid indirectly (a)	0.40%		0.56%
Before waivers, reimbursements and fees paid indirectly (a)	(0.35)%		(1.26)%
Portfolio turnover rate (d)	71%		85%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.09		$0.18

	Year Ended October 31,					December 31, 2001* to October 31, 2002(c)
Class B	2006 (c)		2005(c)(g)	2004	2003(c)
Net asset value, beginning of period	$11.88		$10.80	$9.46	$7.96	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		— #	0.01	— #	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.92		1.26	1.33	1.59	(2.02)

Total from investment operations	1.91		1.26	1.34	1.59	(2.04)

Less distributions:
Dividends from net investment income	—		(0.01)	—	(0.09)	—
Distributions from realized gains	(0.47)		(0.17)	—	—	—

Total dividends and distributions	(0.47)		(0.18)	—	(0.09)	—

Redemption fees	0.01		—	—	—	—

Net asset value, end of period	$13.33		$11.88	$10.80	$9.46	$7.96

Total return (b)†	16.72%		11.60%	14.27%	20.28%	(20.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,011		$332	$2,787	$2,818	$2,217
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.20%		2.20%	2.20%	2.20%	2.20%
After waivers, reimbursements and fees paid indirectly (a)	2.16%		2.11%	2.02%	2.10%	2.10%
Before waivers, reimbursements and fees paid indirectly (a)	2.94	%(g)	3.93%	5.68%	6.55%	6.94%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.16)%		(0.08)%	(0.12)%	(0.07)%	(0.28)%
After waivers, reimbursements and fees paid indirectly (a)	(0.12)%		0.01%	0.06%	0.03%	(0.18)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.89)%		(1.81)%	(3.60)%	(4.42)%	(5.01)%
Portfolio turnover rate (d)	71%		85%	108%	148%	123%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.09		$0.20	$0.36	$0.37	$0.35

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,				December 31, 2001* to October 31, 2002(c)
Class C	2006 (c)	2005(c)(g)	2004	2003(c)
Net asset value, beginning of period	$11.89	$10.81	$9.46	$7.95	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	— #	0.01	— #	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.92	1.26	1.34	1.60	(2.03)

Total from investment operations	1.91	1.26	1.35	1.60	(2.05)

Less distributions:
Dividends from net investment income	—	(0.01)	—	(0.09)	—
Distributions from realized gains	(0.47)	(0.17)	—	—	—

Total dividends and distributions	(0.47)	(0.18)	—	(0.09)	—

Net asset value, end of period	$13.33	$11.89	$10.81	$9.46	$7.95

Total return (b)†	16.62%	11.70%	14.27%	20.28%	(20.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$685	$494	$375	$386	$315
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.20%	2.20%	2.20%	2.20%	2.20%
After waivers, reimbursements and fees paid indirectly (a)	2.16%	2.11%	2.02%	2.10%	2.10%
Before waivers, reimbursements and fees paid indirectly (a)	2.94%	3.93%	5.68%	6.55%	6.94%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.11)%	(0.08)%	(0.12)%	(0.07)%	(0.28)%
After waivers, reimbursements and fees paid indirectly (a)	(0.07)%	0.01%	0.06%	0.03%	(0.18)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.85)%	(1.81)%	(3.60)%	(4.42)%	(5.01)%
Portfolio turnover rate (d)	71%	85%	108%	148%	123%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.09	$0.20	$0.36	$0.37	$0.36

	Year Ended October 31,				December 31, 2001* to October 31, 2002(c)
Class P	2006 (c)	2005(c)(g)	2004	2003(c)
Net asset value, beginning of period	$11.96	$10.88	$9.51	$7.99	$10.00

Income (loss) from investment operations:
Net investment income	0.09	0.09	0.08	0.07	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.93	1.25	1.34	1.60	(2.05)

Total from investment operations	2.02	1.34	1.42	1.67	(2.01)

Less distributions:
Dividends from net investment income	(0.04)	(0.09)	(0.05)	(0.15)	—
Distributions from realized gains	(0.47)	(0.17)	—	—	—

Total dividends and distributions	(0.51)	(0.26)	(0.05)	(0.15)	—

Net asset value, end of period	$13.47	$11.96	$10.88	$9.51	$7.99

Total return (b)†	17.56%	12.48%	15.14%	21.11%	(20.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,050	$4,108	$2,231	$1,990	$1,364
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.45%	1.45%	1.45%	1.45%	1.45%
After waivers, reimbursements and fees paid indirectly (a)	1.41%	1.36%	1.27%	1.35%	1.35%
Before waivers, reimbursements and fees paid indirectly (a)	2.19%	3.18%	4.93%	5.80%	6.19%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.66%	0.67%	0.63%	0.68%	0.47%
After waivers, reimbursements and fees paid indirectly (a)	0.70%	0.76%	0.81%	0.78%	0.57%
Before waivers, reimbursements and fees paid indirectly (a)	(0.08)%	(1.06)%	(2.85)%	(3.67)%	(4.26)%
Portfolio turnover rate (d)	71%	85%	108%	148%	123%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.09	$0.20	$0.36	$0.37	$0.35

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,				December 31, 2001* to October 31, 2002(c)
Class Y	2006 (c)	2005(c)(g)	2004	2003(c)
Net asset value, beginning of period	$12.01	$10.92	$9.54	$8.02	$10.00

Income from investment operations:
Net investment income	0.12	0.12	0.11	0.09	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.95	1.26	1.35	1.60	(2.04)

Total from investment operations	2.07	1.38	1.46	1.69	(1.98)

Less distributions:
Dividends from net investment income	(0.08)	(0.12)	(0.08)	(0.17)	—
Distributions from realized gains	(0.47)	(0.17)	—	—	—

Total dividends and distributions	(0.55)	(0.29)	(0.08)	(0.17)	—

Net asset value, end of period	$13.53	$12.01	$10.92	$9.54	$8.02

Total return (b)	17.88%	12.82%	15.37%	21.47%	(19.80)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$45,897	$33,061	$6,924	$6,306	$5,318
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.20%	1.20%	1.20%	1.20%	1.20%
After waivers, reimbursements and fees paid indirectly (a)	1.16%	1.11%	1.02%	1.10%	1.10%
Before waivers, reimbursements and fees paid indirectly (a)	1.94%	2.93%	4.68%	5.55%	5.94%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.90%	0.92%	0.88%	0.93%	0.72%
After waivers, reimbursements and fees paid indirectly (a)	0.94%	1.01%	1.06%	1.03%	0.82%
Before waivers, reimbursements and fees paid indirectly (a)	0.16%	(0.81)%	(2.60)%	(3.42)%	(4.01)%
Portfolio turnover rate (d)	71%	85%	108%	148%	123%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.09	$0.21	$0.36	$0.37	$0.36

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Year Ended October 31, 2006 (c)	December 13, 2004* to October 31, 2005(c)(g)
Net asset value, beginning of period	$9.91	$9.54

Income (loss) from investment operations:
Net investment loss	(0.15)	(0.13)
Net realized and unrealized gain on investments	1.42	0.50

Total from investment operations	1.27	0.37

Redemption fees	0.01	— #

Net asset value, end of period	$11.19	$9.91

Total return (b)†	12.92%	3.88%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,400	$886
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.90%	1.90%
After waivers, reimbursements and fees paid indirectly (a)	1.86%	1.86%
Before waivers, reimbursements and fees paid indirectly (a)	3.94%	4.80%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.42)%	(1.54)%
After waivers, reimbursements and fees paid indirectly (a)	(1.39)%	(1.50)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.46)%	(4.44)%
Portfolio turnover rate (d)	83%	80%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.22	$0.25

	Year Ended October 31,					December 31, 2001* to October 31, 2002(c)
Class B	2006 (c)		2005 (c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$9.64		$8.70	$8.36	$6.16	$10.00

Income (loss) from investment operations:
Net investment loss	(0.21)		(0.19)	(0.17)	(0.13)	(0.13)
Net realized and unrealized gain (loss) on investments	1.39		1.13	0.51	2.33	(3.71)

Total from investment operations	1.18		0.94	0.34	2.20	(3.84)

Net asset value, end of period	$10.82		$9.64	$8.70	$8.36	$6.16

Total return (b)†	12.24%		10.80%	4.07%	35.71%	(38.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$822		$195	$3,263	$3,299	$2,094
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.45%		2.45%	2.45%	2.45%	2.45%
After waivers, reimbursements and fees paid indirectly (a)	2.41%		2.41%	2.20%	2.27%	2.37%
Before waivers, reimbursements and fees paid indirectly (a)	4.49	%(g)	5.35%	5.99%	7.11%	7.97%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.97)%		(2.09)%	(2.20)%	(2.04)%	(2.15)%
After waivers, reimbursements and fees paid indirectly (a)	(1.94)%		(2.05)%	(1.95)%	(1.86)%	(2.07)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.99)%		(4.99)%	(5.74)%	(6.70)%	(7.67)%
Portfolio turnover rate (d)	83%		80%	86%	180%	192%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.22		$0.27	$0.30	$0.32	$0.33

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,					December 31, 2001* to October 31, 2002(c)
Class C	2006 (c)		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$9.62		$8.67	$8.34	$6.15	$10.00

Income (loss) from investment operations:
Net investment loss	(0.21)		(0.19)	(0.17)	(0.13)	(0.13)
Net realized and unrealized gain (loss) on investments	1.40		1.14	0.50	2.32	(3.72)

Total from investment operations	1.19		0.95	0.33	2.19	(3.85)

Net asset value, end of period	$10.81		$9.62	$8.67	$8.34	$6.15

Total return (b)†	12.37%		10.83%	4.08%	35.61%	(38.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$578		$331	$352	$376	$485
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.45%		2.45%	2.45%	2.45%	2.45%
After waivers, reimbursements and fees paid indirectly (a)	2.41%		2.41%	2.20%	2.27%	2.37%
Before waivers, reimbursements and fees paid indirectly (a)	4.49	%(g)	5.35%	5.99%	7.11%	7.97%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.96)%		(2.09)%	(2.20)%	(2.04)%	(2.15)%
After waivers, reimbursements and fees paid indirectly (a)	(1.93)%		(2.05)%	(1.95)%	(1.86)%	(2.07)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.99)%		(4.99)%	(5.74)%	(6.70)%	(7.67)%
Portfolio turnover rate (d)	83%		80%	86%	180%	192%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.22		$0.27	$0.30	$0.32	$0.33

	Year Ended October 31,					December 31, 2001* to October 31, 2002(c)
Class P	2006 (c)		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$9.92		$8.88	$8.47	$6.20	$10.00

Income (loss) from investment operations:
Net investment loss	(0.13)		(0.12)	(0.10)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments	1.43		1.16	0.51	2.35	(3.71)

Total from investment operations	1.30		1.04	0.41	2.27	(3.80)

Net asset value, end of period	$11.22		$9.92	$8.88	$8.47	$6.20

Total return (b)†	13.10%		11.59%	4.96%	36.61%	(38.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,604		$5,094	$2,747	$2,440	$1,409
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.70%		1.70%	1.70%	1.70%	1.70%
After waivers, reimbursements and fees paid indirectly (a)	1.66%		1.66%	1.45%	1.52%	1.62%
Before waivers, reimbursements and fees paid indirectly (a)	3.74%		4.60%	5.24%	6.36%	7.22%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.20)%		(1.34)%	(1.45)%	(1.29)%	(1.40)%
After waivers, reimbursements and fees paid indirectly (a)	(1.17)%		(1.30)%	(1.20)%	(1.11)%	(1.32)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.24)%		(4.24)%	(4.99)%	(5.95)%	(6.92)%
Portfolio turnover rate (d)	83%		80%	86%	180%	192%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.22		$0.28	$0.31	$0.32	$0.34

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,				December 31, 2001* to October 31, 2002(c)
Class Y	2006 (c)	2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$10.01	$8.94	$8.51	$6.21	$10.00

Income (loss) from investment operations:
Net investment loss	(0.10)	(0.10)	(0.08)	(0.06)	(0.08)
Net realized and unrealized gain (loss) on investments	1.45	1.17	0.51	2.36	(3.71)

Total from investment operations	1.35	1.07	0.43	2.30	(3.79)

Net asset value, end of period	$11.36	$10.01	$8.94	$8.51	$6.21

Total return (b)	13.49%	11.97%	5.05%	37.04%	(37.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,179	$6,385	$5,884	$5,841	$4,155
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.45%	1.45%	1.45%	1.45%	1.45%
After waivers, reimbursements and fees paid indirectly (a)	1.41%	1.41%	1.20%	1.27%	1.37%
Before waivers, reimbursements and fees paid indirectly (a)	3.49%	4.35%	4.99%	6.11%	6.97%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.96)%	(1.09)%	(1.20)%	(1.04)%	(1.15)%
After waivers, reimbursements and fees paid indirectly (a)	(0.92)%	(1.05)%	(0.95)%	(0.86)%	(1.07)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.00)%	(3.99)%	(4.74)%	(5.70)%	(6.67)%
Portfolio turnover rate (d)	83%	80%	86%	180%	192%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.23	$0.28	$0.31	$0.32	$0.36

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Year Ended October 31, 2006(c)		December 13, 2004* to October 31, 2005(c)(g)
Net asset value, beginning of period	$12.19		$11.79

Income (loss) from investment operations:
Net investment loss	(0.05)		(0.06)
Net realized and unrealized gain on investments and foreign currency transactions	2.12		0.46

Total from investment operations	2.07		0.40

Less distributions:
Distributions from realized gains	(1.33)		—

Net asset value, end of period	$12.93		$12.19

Total return (b)†	18.25%		3.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,882		$1,233
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.90%		1.90%
After waivers, reimbursements and fees paid indirectly (a)	1.89%		1.88%
Before waivers, reimbursements and fees paid indirectly(a)	3.65	%(g)	4.35%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.42)%		(0.56)%
After waivers, reimbursements and fees paid indirectly (a)	(0.41)%		(0.54)%
Before waivers, reimbursements and fees paid indirectly (a)	(2.18)%		(3.01)%
Portfolio turnover rate (d)	73%		72%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.22		$0.27

	Year Ended October 31,					December 31, 2001* to October 31, 2002(c)
Class B	2006(c)		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$11.95		$10.81	$9.71	$7.15	$10.00

Income (loss) from investment operations:
Net investment loss	(0.12)		(0.13)	(0.11)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.07		1.27	1.21	2.65	(2.76)

Total from investment operations	1.95		1.14	1.10	2.57	(2.85)

Less distributions:
Distributions from realized gains	(1.33)		—	—	(0.01)	—

Redemption fees	—		— #	—	—	—

Net asset value, end of period	$12.57		$11.95	$10.81	$9.71	$7.15

Total return (b)†	17.54%		10.55%	11.33%	35.90%	(28.50)%

Ratios/Supplemental Data:
Net assets, end of period (000's)	$943		$412	$3,803	$3,661	$2,451
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.45%		2.45%	2.45%	2.45%	2.45%
After waivers, reimbursements and fees paid indirectly (a)	2.44%		2.43%	2.37%	2.43%	2.32%
Before waivers, reimbursements and fees paid indirectly(a)	4.20	%(g)	4.90%	5.25%	6.18%	6.61%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.97)%		(1.11)%	(1.13)%	(1.00)%	(1.23)%
After waivers, reimbursements and fees paid indirectly (a)	(0.96)%		(1.09)%	(1.05)%	(0.98)%	(1.10)%
Before waivers, reimbursements and fees paid indirectly (a)	(2.74)%		(3.56)%	(3.93)%	(4.73)%	(5.39)%
Portfolio turnover rate (d)	73%		72%	68%	78%	112%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.21		$0.29	$0.29	$0.30	$0.29

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,				December 31, 2001* to October 31, 2002(c)
Class C	2006(c)	2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$11.93	$10.80	$9.70	$7.15	$10.00

Income (loss) from investment operations:
Net investment loss	(0.12)	(0.13)	(0.11)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.07	1.26	1.21	2.64	(2.76)

Total from investment operations	1.95	1.13	1.10	2.56	(2.85)

Less distributions:
Distributions from realized gains	(1.33)	—	—	(0.01)	—

Net asset value, end of period	$12.55	$11.93	$10.80	$9.70	$7.15

Total return (b)†	17.58%	10.36%	11.44%	35.76%	(28.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$617	$542	$461	$490	$550
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.45%	2.45%	2.45%	2.45%	2.45%
After waivers, reimbursements and fees paid indirectly (a)	2.44%	2.43%	2.37%	2.43%	2.32%
Before waivers, reimbursements and fees paid indirectly (a)	4.20%	4.90%	5.25%	6.18%	6.61%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.97)%	(1.11)%	(1.13)%	(1.00)%	(1.23)%
After waivers, reimbursements and fees paid indirectly (a)	(0.96)%	(1.09)%	(1.05)%	(0.98)%	(1.10)%
Before waivers, reimbursements and fees paid indirectly (a)	(2.72)%	(3.56)%	(3.93)%	(4.73)%	(5.39)%
Portfolio turnover rate (d)	73%	72%	68%	78%	112%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.21	$0.29	$0.29	$0.30	$0.29

	Year Ended October 31,				December 31, 2001* to October 31, 2002(c)
Class P	2006(c)	2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$12.20	$10.98	$9.78	$7.20	$10.00

Income (loss) from investment operations:
Net investment loss	(0.03)	(0.04)	(0.03)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.13	1.26	1.23	2.65	(2.77)

Total from investment operations	2.10	1.22	1.20	2.63	(2.80)

Less distributions:
Distributions from realized gains	(1.33)	—	—	(0.05)	—

Net asset value, end of period	$12.97	$12.20	$10.98	$9.78	$7.20

Total return (b)†	18.50%	11.11%	12.27%	36.84%	(28.00)%

Ratios/Supplemental Data:
Net assets, end of period (000's)	$6,062	$6,579	$3,921	$3,770	$2,902
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.70%	1.70%	1.70%	1.70%	1.70%
After waivers, reimbursements and fees paid indirectly (a)	1.69%	1.68%	1.62%	1.68%	1.57%
Before waivers, reimbursements and fees paid indirectly (a)	3.45%	4.15%	4.50%	5.43%	5.86%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.23)%	(0.36)%	(0.38)%	(0.25)%	(0.48)%
After waivers, reimbursements and fees paid indirectly (a)	(0.22)%	(0.34)%	(0.30)%	(0.23)%	(0.35)%
Before waivers, reimbursements and fees paid indirectly (a)	(1.98)%	(2.81)%	(3.18)%	(3.98)%	(4.64)%
Portfolio turnover rate (d)	73%	72%	68%	78%	112%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.22	$0.29	$0.30	$0.30	$0.28

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,				December 31, 2001* to October 31, 2002(c)
Class Y	2006(c)	2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$12.27	$11.00	$9.79	$7.21	$10.00

Income (loss) from investment operations:
Net investment income (loss)	— #	(0.01)	(0.01)	— #	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.13	1.28	1.23	2.65	(2.77)

Total from investment operations	2.13	1.27	1.22	2.65	(2.79)

Less distributions:
Distributions from realized gains	(1.33)	—	(0.01)	(0.07)	—

Net asset value, end of period	$13.07	$12.27	$11.00	$9.79	$7.21

Total return (b)	18.66%	11.55%	12.51%	37.13%	(27.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,971	$8,233	$7,555	$7,017	$5,167
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.45%	1.45%	1.45%	1.45%	1.45%
After waivers, reimbursements and fees paid indirectly (a)	1.44%	1.43%	1.37%	1.43%	1.32%
Before waivers, reimbursements and fees paid indirectly (a)	3.20%	3.90%	4.25%	5.18%	5.61%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.03%	(0.11)%	(0.13)%	0.00%@	(0.23)%
After waivers, reimbursements and fees paid indirectly (a)	0.04%	(0.09)%	(0.05)%	0.02%	(0.10)%
Before waivers, reimbursements and fees paid indirectly (a)	(1.72)%	(2.56)%	(2.93)%	(3.73)%	(4.39)%
Portfolio turnover rate (d)	73%	72%	68%	78%	112%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.22	$0.30	$0.30	$0.30	$0.30

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Year Ended October 31, 2006 (c)	December 13, 2004* to October 31, 2005(c)(g)
Net asset value, beginning of period	$13.15	$12.19

Income from investment operations:
Net investment income (loss)	(0.01)	0.05
Net realized and unrealized gain on investments, futures, and foreign currency transactions	3.62	1.03

Total from investment operations	3.61	1.08

Less distributions:
Dividends from net investment income	(0.08)	(0.09)
Distributions from realized gains	(0.57)	(0.03)

Total dividends and distributions	(0.65)	(0.12)

Redemption fees	0.01	—

Net asset value, end of period	$16.12	$13.15

Total return (b)†	28.41%	8.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,448	$1,729
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.02%	2.10%
After waivers, reimbursements and fees paid indirectly (a)	2.00%	2.06%
Before waivers, reimbursements and fees paid indirectly (a)	2.77%	3.70%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.10)%	0.37%
After waivers, reimbursements and fees paid indirectly (a)	(0.08)%	0.41%
Before waivers, reimbursements and fees paid indirectly (a)	(0.85)%	(1.23)%
Portfolio turnover rate (d)	64%	73%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.12	$0.18

	Year Ended October 31,					December 31, 2001*to October 31, 2002(c)
Class B	2006 (c)		2005(c)(g)	2004	2003(c)
Net asset value, beginning of period	$13.04		$11.32	$9.72	$7.86	$10.00

Income (loss) from investment operations:
Net investment loss	(0.09)		(0.02)	(0.03)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments, futures, and foreign currency transactions	3.59		1.79	1.63	1.92	(2.11)

Total from investment operations	3.50		1.77	1.60	1.90	(2.14)

Less distributions:
Dividends from net investment income	—		(0.02)	—	(0.04)	—
Distributions from realized gains	(0.57)		(0.03)	—	—	—

Total dividends and distributions	(0.57)		(0.05)	—	(0.04)	—

Net asset value, end of period	$15.97		$13.04	$11.32	$9.72	$7.86

Total return (b)†	27.61%		15.70%	16.46%	24.23%	(21.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,735		$744	$2,806	$2,423	$1,814
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.57%		2.65%	2.65%	2.65%	2.65%
After waivers, reimbursements and fees paid indirectly (a)	2.55	%(g)	2.61%	2.38%	2.61%	2.61%
Before waivers, reimbursements and fees paid indirectly (a)	3.32%		4.25%	6.47%	7.77%	8.40%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.59)%		(0.18)%	(0.50)%	(0.26)%	(0.36)%
After waivers, reimbursements and fees paid indirectly (a)	(0.57)%		(0.14)%	(0.23)%	(0.22)%	(0.32)%
Before waivers, reimbursements and fees paid indirectly (a)	(1.35)%		(1.78)%	(4.32)%	(5.38)%	(6.12)%
Portfolio turnover rate (d)	64%		73%	67%	92%	27%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.12		$0.20	$0.41	$0.43	$0.43

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,					December 31, 2001* to October 31, 2002(c)
Class C	2006(c)		2005(c)(g)	2004	2003(c)
Net asset value, beginning of period	$13.04		$11.33	$9.72	$7.87	$10.00

Income (loss) from investment operations:
Net investment loss	(0.07)		(0.02)	(0.03)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments, futures, and foreign currency transactions	3.57		1.78	1.64	1.91	(2.10)

Total from investment operations	3.50		1.76	1.61	1.89	(2.13)

Less distributions:
Dividends from net investment income	—		(0.02)	—	(0.04)	—
Distributions from realized gains	(0.57)		(0.03)	—	—	—

Total dividends and distributions	(0.57)		(0.05)	—	(0.04)	—

Redemption fees	—		— #	—	—	—

Net asset value, end of period	$15.97		$13.04	$11.33	$9.72	$7.87

Total return (b)†	27.61%		15.60%	16.56%	24.08%	(21.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,372		$682	$349	$305	$213
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.57%		2.65%	2.65%	2.65%	2.65%
After waivers, reimbursements and fees paid indirectly (a)	2.55%		2.61%	2.38%	2.61%	2.61%
Before waivers, reimbursements and fees paid indirectly (a)	3.32	%(g)	4.25%	6.47%	7.77%	8.40%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.51)%		(0.18)%	(0.50)%	(0.26)%	(0.36)%
After waivers, reimbursements and fees paid indirectly (a)	(0.49)%		(0.14)%	(0.23)%	(0.22)%	(0.32)%
Before waivers, reimbursements and fees paid indirectly (a)	(1.24)%		(1.78)%	(4.32)%	(5.38)%	(6.12)%
Portfolio turnover rate (d)	64%		73%	67%	92%	27%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.11		$0.20	$0.41	$0.43	$0.44

	Year Ended October 31,					December 31, 2001* to October 31, 2002(c)
Class P	2006(c)		2005(c)(g)	2004	2003(c)
Net asset value, beginning of period	$13.14		$11.41	$9.77	$7.91	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04		0.08	0.06	0.04	0.03
Net realized and unrealized gain (loss) on investments, futures, and foreign currency transactions	3.59		1.79	1.63	1.91	(2.12)

Total from investment operations	3.63		1.87	1.69	1.95	(2.09)

Less distributions:
Dividends from net investment income	(0.11)		(0.11)	(0.05)	(0.09)	—
Distributions from realized gains	(0.57)		(0.03)	—	—	—

Total dividends and distributions	(0.68)		(0.14)	(0.05)	(0.09)	—

Net asset value, end of period	$16.09		$13.14	$11.41	$9.77	$7.91

Total return (b)†	28.54%		16.55%	17.39%	25.02%	(20.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,233		$4,208	$1,982	$1,562	$1,059
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.82	%(g)	1.90%	1.90%	1.90%	1.90%
After waivers, reimbursements and fees paid indirectly (a)	1.80	%(g)	1.86%	1.63%	1.86%	1.86%
Before waivers, reimbursements and fees paid indirectly (a)	2.57	%(g)	3.50%	5.72%	7.02%	7.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.24%		0.57%	0.25%	0.49%	0.39%
After waivers, reimbursements and fees paid indirectly (a)	0.26%		0.61%	0.52%	0.53%	0.43%
Before waivers, reimbursements and fees paid indirectly (a)	(0.48)%		(1.03)%	(3.57)%	(4.63)%	(5.37)%
Portfolio turnover rate (d)	64%		73%	67%	92%	27%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.11		$0.20	$0.41	$0.43	$0.43

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,					December 31, 2001* to October 31, 2002(c)
Class Y	2006 (c)		2005(c)(g)	2004	2003(c)
Net asset value, beginning of period	$13.18		$11.44	$9.80	$7.93	$10.00

Income (loss) from investment operations:
Net investment income	0.07		0.11	0.08	0.07	0.05
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	3.60		1.81	1.64	1.91	(2.12)

Total from investment operations	3.67		1.92	1.72	1.98	(2.07)

Less distributions:
Dividends from net investment income	(0.14)		(0.15)	(0.08)	(0.11)	—
Distributions from realized gains	(0.57)		(0.03)	—	—	—

Total dividends and distributions	(0.71)		(0.18)	(0.08)	(0.11)	—

Net asset value, end of period	$16.14		$13.18	$11.44	$9.80	$7.93

Total return (b)	28.87%		16.79%	17.73%	25.40%	(20.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$33,737		$33,503	$7,119	$6,164	$5,055
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.57	%(g)	1.65%	1.65%	1.65%	1.65%
After waivers, reimbursements and fees paid indirectly (a)	1.55	%(g)	1.61%	1.38%	1.61%	1.61%
Before waivers, reimbursements and fees paid indirectly (a)	2.32	%(g)	3.25%	5.47%	6.77%	7.40%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.48%		0.82%	0.50%	0.74%	0.64%
After waivers, reimbursements and fees paid indirectly (a)	0.50%		0.86%	0.77%	0.78%	0.68%
Before waivers, reimbursements and fees paid indirectly (a)	(0.24)%		(0.78)%	(3.32)%	(4.38)%	(5.12)%
Portfolio turnover rate (d)	64%		73%	67%	92%	27%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.11		$0.20	$0.42	$0.43	$0.44
See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Year Ended October 31, 2006 (c)	December 13, 2004* to October 31, 2005(c)(g)
Net asset value, beginning of period	$9.91	$9.53

Income (loss) from investment operations:
Net investment loss	(0.14)	(0.08)
Net realized and unrealized gain on investments and foreign currency transactions	0.97	0.46

Total from investment operations	0.83	0.38

Less distributions:
Distributions from realized gains	(0.72)	—

Redemption fees	— #	— #

Net asset value, end of period	$10.02	$9.91

Total return (b)†	8.51%	3.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$22,434	$23,301
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.15%	2.15%
After waivers, reimbursements and fees paid indirectly (a)	2.12%	1.40%
Before waivers, reimbursements and fees paid indirectly (a)	3.44%	4.43%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.41)%	(1.62)%
After waivers, reimbursements and fees paid indirectly (a)	(1.38)%	(0.87)%
Before waivers, reimbursements and fees paid indirectly (a)	(2.71)%	(3.90)%
Portfolio turnover rate (d)	136%	252%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.13	$0.20

	Year Ended October 31,					December 31, 2001* to October 31, 2002(c)
Class B	2006 (c)		2005 (c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$9.67		$8.67	$8.97	$5.74	$10.00

Income (loss) from investment operations:
Net investment loss	(0.19)		(0.14)	(0.20)	(0.17)	(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.95		1.14	(0.10)	3.41	(4.12)

Total from investment operations	0.76		1.00	(0.30)	3.24	(4.26)

Less distributions:
Distributions from realized gains	(0.72)		—	—	(0.01)	—

Redemption fees	—	#	— #	—	—	—

Net asset value, end of period	$9.71		$9.67	$8.67	$8.97	$5.74

Total return (b)†	7.98%		11.53%	(3.34)%	56.41%	(42.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,575		$30,012	$1,035	$1,056	$429
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.70%		2.70%	2.70%	2.70%	2.70%
After waivers, reimbursements and fees paid indirectly (a)	2.67%		1.95%	2.49%	2.67%	2.67%
Before waivers, reimbursements and fees paid indirectly (a)	3.99	%(g)	4.98%	8.09%	10.01%	10.13%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.97)%		(2.17)%	(2.48)%	(2.44)%	(2.44)%
After waivers, reimbursements and fees paid indirectly (a)	(1.94)%		(1.42)%	(2.27)%	(2.41)%	(2.41)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.23)%		(4.45)%	(7.87)%	(9.75)%	(9.87)%
Portfolio turnover rate (d)	136%		252%	172%	125%	154%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.12		$0.22	$0.47	$0.51	$0.43

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,					December 31, 2001* to October 31, 2002(c)
Class C	2006(c)		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$9.67		$8.67	$8.97	$5.74	$10.00

Income (loss) from investment operations:
Net investment loss	(0.19)		(0.14)	(0.20)	(0.17)	(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.95		1.14	(0.10)	3.41	(4.12)

Total from investment operations	0.76		1.00	(0.30)	3.24	(4.26)

Less distributions:
Distributions from realized gains	(0.72)		—	—	(0.01)	—

Redemption fees	—	#	— #	—	—	—

Net asset value, end of period	$9.71		$9.67	$8.67	$8.97	$5.74

Total return (b)†	7.86%		11.53%	(3.34)%	56.41%	(42.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,547		$7,753	$67	$62	$41
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.70%		2.70%	2.70%	2.70%	2.70%
After waivers, reimbursements and fees paid indirectly (a)	2.67%		1.95%	2.49%	2.67%	2.67%
Before waivers, reimbursements and fees paid indirectly (a)	3.99	%(g)	4.98%	8.09%	10.01%	10.13%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.97)%		(2.17)%	(2.48)%	(2.44)%	(2.44)%
After waivers, reimbursements and fees paid indirectly (a)	(1.94)%		(1.42)%	(2.27)%	(2.41)%	(2.41)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.24)%		(4.45)%	(7.87)%	(9.75)%	(9.87)%
Portfolio turnover rate (d)	136%		252%	172%	125%	154%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.12		$0.22	$0.47	$0.50	$0.46

	Year Ended October 31,					December 31, 2001* to October 31, 2002(c)
Class P	2006(c)		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$9.93		$8.84	$9.07	$5.77	$10.00

Income (loss) from investment operations:
Net investment loss	(0.12)		(0.06)	(0.14)	(0.12)	(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.98		1.15	(0.09)	3.44	(4.13)

Total from investment operations	0.86		1.09	(0.23)	3.32	(4.23)

Less distributions:
Distributions from realized gains	(0.72)		—	—	(0.02)	—

Net asset value, end of period	$10.07		$9.93	$8.84	$9.07	$5.77

Total return (b)†	8.82%		12.33%	(2.54)%	57.67%	(42.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,127		$1,297	$477	$480	$219
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.95%		1.95%	1.95%	1.95%	1.95%
After waivers, reimbursements and fees paid indirectly (a)	1.92%		1.20%	1.74%	1.92%	1.92%
Before waivers, reimbursements and fees paid indirectly (a)	3.24	%(g)	4.23%	7.34%	9.26%	9.38%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.21)%		(1.42)%	(1.73)%	(1.69)%	(1.69)%
After waivers, reimbursements and fees paid indirectly (a)	(1.18)%		(0.67)%	(1.52)%	(1.66)%	(1.66)%
Before waivers, reimbursements and fees paid indirectly (a)	(2.50)%		(3.70)%	(7.12)%	(9.00)%	(9.12)%
Portfolio turnover rate (d)	136%		252%	172%	125%	154%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.13		$0.21	$0.48	$0.52	$0.44

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,					December 31, 2001* to October 31, 2002(c)
Class Y	2006(c)		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$9.99		$8.87	$9.09	$5.78	$10.00

Income (loss) from investment operations:
Net investment loss	(0.09)		(0.04)	(0.11)	(0.10)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.98		1.16	(0.11)	3.44	(4.13)

Total from investment operations	0.89		1.12	(0.22)	3.34	(4.22)

Less distributions:
Distributions from realized gains	(0.72)		—	— #	(0.03)	—

Net asset value, end of period	$10.16		$9.99	$8.87	$9.09	$5.78

Total return (b)	9.08%		12.63%	(2.39)%	58.14%	(42.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,376		$6,337	$5,474	$5,954	$3,494
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.70%		1.70%	1.70%	1.70%	1.70%
After waivers, reimbursements and fees paid indirectly (a)	1.67%		0.95%	1.49%	1.67%	1.67%
Before waivers, reimbursements and fees paid indirectly (a)	2.99	%(g)	3.98%	7.09%	9.01%	9.13%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.96)%		(1.17)%	(1.48)%	(1.44)%	(1.44)%
After waivers, reimbursements and fees paid indirectly (a)	(0.93)%		(0.42)%	(1.27)%	(1.41)%	(1.41)%
Before waivers, reimbursements and fees paid indirectly (a)	(2.27)%		(3.45)%	(6.87)%	(8.75)%	(8.87)%
Portfolio turnover rate (d)	136%		252%	172%	125%	154%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.13		$0.21	$0.48	$0.51	$0.47

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Year Ended October 31, 2006(c)	December 13, 2004*to October 31, 2005(c)(g)
Net asset value, beginning of period	$10.98	$11.07

Income (loss) from investment operations:
Net investment loss	(0.12)	(0.11)
Net realized and unrealized gain on investments and foreign currency transactions	1.08	0.63

Total from investment operations	0.96	0.52

Redemption fees	—	— #

Less distributions:
Distributions from realized gains	(0.65)	(0.61)

Net asset value, end of period	$11.29	$10.98

Total return (b)†	8.98%	4.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$878	$408
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.15%	2.15%
After waivers, reimbursements and fees paid indirectly (a)	2.09%	2.12%
Before waivers, reimbursements and fees paid indirectly (a)	5.19%	6.07%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.12)%	(1.14)%
After waivers, reimbursements and fees paid indirectly (a)	(1.06)%	(1.11)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.16)%	(5.06)%
Portfolio turnover rate (d)	161%	115%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.33	$0.38

	Year Ended October 31,					December 31, 2001* to October 31, 2002(c)
Class B	2006(c)(g)		2005 (c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$10.73		$10.25	$9.30	$8.02	$10.00

Income (loss) from investment operations:
Net investment loss	(0.17)		(0.17)	(0.17)	(0.15)	(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.04		1.26	1.12	1.44	(1.84)

Total from investment operations	0.87		1.09	0.95	1.29	(1.98)

Less distributions:
Dividends from net investment income	—		—	—	(0.01)	—

Distributions from realized gains	(0.65)		(0.61)	—	—	—

Total dividends and distributions	(0.65)		(0.61)	—	(0.01)	—

Net asset value, end of period	$10.95		$10.73	$10.25	$9.30	$8.02

Total return (b)†	8.32%		10.70%	10.32%	15.89%	(19.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$316		$234	$1,288	$1,126	$932
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.70%		2.70%	2.70%	2.70%	2.70%
After waivers, reimbursements and fees paid indirectly (a)	2.64%		2.67%	2.63%	2.69%	2.68%
Before waivers, reimbursements and fees paid indirectly (a)	5.74	%(g)	6.62%	7.25%	8.15%	8.58%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.68)%		(1.69)%	(1.71)%	(1.72)%	(1.90)%
After waivers, reimbursements and fees paid indirectly (a)	(1.62)%		(1.66)%	(1.64)%	(1.71)%	(1.88)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.69)%		(5.61)%	(6.26)%	(7.17)%	(7.78)%
Portfolio turnover rate (d)	161%		115%	127%	103%	102%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.32		$0.41	$0.46	$0.47	$0.42

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,					December 31, 2001* to October 31, 2002(c)
Class C	2006(c)		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$10.73		$10.26	$9.30	$8.03	$10.00

Income (loss) from investment operations:
Net investment loss	(0.17)		(0.17)	(0.17)	(0.15)	(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.05		1.25	1.13	1.43	(1.83)

Total from investment operations	0.88		1.08	0.96	1.28	(1.97)

Less distributions:
Dividends from net investment income	—		—	—	(0.01)	—
Distributions from realized gains	(0.65)		(0.61)	—	—	—

Total dividends and distributions	(0.65)		(0.61)	—	(0.01)	—

Redemption fees	—		— #	—	—	—

Net asset value, end of period	$10.96		$10.73	$10.26	$9.30	$8.03

Total return (b)†	8.42%		10.70%	10.32%	15.89%	(19.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$271		$183	$98	$165	$157
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.70%		2.70%	2.70%	2.70%	2.70%
After waivers, reimbursements and fees paid indirectly (a)	2.64%		2.67%	2.63%	2.69%	2.68%
Before waivers, reimbursements and fees paid indirectly (a)	5.74	%(g)	6.62%	7.25%	8.15%	8.58%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.68)%		(1.69)%	(1.71)%	(1.72)%	(1.90)%
After waivers, reimbursements and fees paid indirectly (a)	(1.62)%		(1.66)%	(1.64)%	(1.71)%	(1.88)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.67)%		(5.61)%	(6.26)%	(7.17)%	(7.78)%
Portfolio turnover rate (d)	161%		115%	127%	103%	102%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.32		$0.41	$0.46	$0.47	$0.43

	Year Ended October 31,					December 31, 2001* to October 31, 2002(c)
Class P	2006(c)		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$10.98		$10.42	$9.38	$8.07	$10.00

Income (loss) from investment operations:
Net investment loss	(0.10)		(0.10)	(0.09)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.08		1.27	1.13	1.43	(1.85)

Total from investment operations	0.98		1.17	1.04	1.35	(1.93)

Less distributions:
Dividends from net investment income	—		—	—	(0.04)	—
Distributions from realized gains	(0.65)		(0.61)	—	—	—

Total dividends and distributions	(0.65)		(0.61)	—	(0.04)	—

Net asset value, end of period	$11.31		$10.98	$10.42	$9.38	$8.07

Total return (b)†	9.26%		11.43%	11.09%	16.78%	(19.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,664		$1,796	$848	$801	$561
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.95%		1.95%	1.95%	1.95%	1.95%
After waivers, reimbursements and fees paid indirectly (a)	1.89%		1.92%	1.88%	1.94%	1.93%
Before waivers, reimbursements and fees paid indirectly (a)	4.99	%(g)	5.87%	6.50%	7.40%	7.83%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.94)%		(0.94)%	(0.96)%	(0.97)%	(1.15)%
After waivers, reimbursements and fees paid indirectly (a)	(0.88)%		(0.91)%	(0.89)%	(0.96)%	(1.13)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.96)%		(4.86)%	(5.51)%	(6.42)%	(7.03)%
Portfolio turnover rate (d)	161%		115%	127%	103%	102%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.33		$0.42	$0.47	$0.47	$0.42

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,					December 31, 2001* to October 31, 2002(c)
Class Y	2006(c)		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$11.07		$10.47	$9.41	$8.09	$10.00

Income (loss) from investment operations:
Net investment loss	(0.07)		(0.07)	(0.07)	(0.06)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.09		1.28	1.13	1.44	(1.84)

Total from investment operations	1.02		1.21	1.06	1.38	(1.91)

Less distributions:
Dividends from net investment income	—		—	— #	(0.06)	—
Distributions from realized gains	(0.65)		(0.61)	—	—	—

Total dividends and distributions	(0.65)		(0.61)	— #	(0.06)	—

Net asset value, end of period	$11.44		$11.07	$10.47	$9.41	$8.09

Total return (b)	9.47%		11.77%	11.32%	17.16%	(19.10)%

Ratios/Supplemental Data:
Net assets, end of period (000's)	$6,727		$6,566	$6,277	$5,670	$4,884
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.70%		1.70%	1.70%	1.70%	1.70%
After waivers, reimbursements and fees paid indirectly (a)	1.64%		1.67%	1.63%	1.69%	1.68%
Before waivers, reimbursements and fees paid indirectly (a)	4.74	%(g)	5.62%	6.25%	7.15%	7.58%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.69)%		(0.69)%	(0.71)%	(0.72)%	(0.90)%
After waivers, reimbursements and fees paid indirectly (a)	(0.63)%		(0.66)%	(0.64)%	(0.71)%	(0.88)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.74)%		(4.61)%	(5.26)%	(6.17)%	(6.78)%
Portfolio turnover rate (d)	161%		115%	127%	103%	102%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.34		$0.42	$0.47	$0.47	$0.44

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Year Ended October 31, 2006(c)		December 13, 2004* to October 31, 2005(c)(g)
Net asset value, beginning of period	$9.83		$10.22

Income (loss) from investment operations:
Net investment income	0.37		0.28
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.04		(0.24)

Total from investment operations	0.41		0.04

Less distributions:
Dividends from net investment income	(0.37)		(0.29)
Distributions from realized gains	—		(0.14)

Total dividends and distributions	(0.37)		(0.43)

Redemption fees	—	#	— #
Net asset value, end of period	$9.87		$9.83

Total return (b)†	4.25%		0.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$37,509		$39,508
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.25%		1.25%
Before waivers and reimbursements (a)	1.94	%(g)	2.37%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	3.80%		3.11%
Before waivers and reimbursements (a)	3.10%		1.99%
Portfolio turnover rate (d)	301%		736%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.07		$0.10

	Year Ended October 31,				December 31, 2001* to October 31, 2002(c)
Class B	2006(c)	2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$9.81	$10.21	$10.23	$10.20	$10.00

Income (loss) from investment operations:
Net investment income	0.32	0.26	0.17	0.19	0.26
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.03	(0.26)	0.24	0.32	0.18

Total from investment operations	0.35	0.00	0.41	0.51	0.44

Less distributions:
Dividends from net investment income	(0.31)	(0.26)	(0.24)	(0.27)	(0.24)
Distributions from realized gains	—	(0.14)	(0.19)	(0.21)	—

Total dividends and distributions	(0.31)	(0.40)	(0.43)	(0.48)	(0.24)

Redemption fees	—	—	—	—	—

Net asset value, end of period	$9.85	$9.81	$10.21	$10.23	$10.20

Total return (b)†	3.67%	0.07%	4.02%	5.14%	4.42%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,634	$24,373	$7,380	$9,647	$8,989
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.80%	1.80%	1.80%	1.80%	1.80%
Before waivers and reimbursements (a)	2.49%	2.92%	3.19%	3.00%	3.33%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	3.24%	2.56%	1.68%	1.84%	2.94%
Before waivers and reimbursements (a)	2.55%	1.44%	0.29%	0.64%	1.41%
Portfolio turnover rate (d)	301%	736%	564%	566%	422%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.07	$0.11	$0.14	$0.12	$0.13

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,				December 31, 2001* to October 31, 2002(c)
Class C	2006(c)	2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$9.80	$10.20	$10.22	$10.19	$10.00

Income (loss) from investment operations:
Net investment income	0.31	0.26	0.17	0.19	0.25
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.04	(0.26)	0.24	0.32	0.18

Total from investment operations	0.35	0.00	0.41	0.51	0.43

Less distributions:
Dividends from net investment income	(0.31)	(0.26)	(0.24)	(0.27)	(0.24)
Distributions from realized gains	—	(0.14)	(0.19)	(0.21)	—

Total dividends and distributions	(0.31)	(0.40)	(0.43)	(0.48)	(0.24)

Redemption fees	—	— #	—	—	—

Net asset value, end of period	$9.84	$9.80	$10.20	$10.22	$10.19

Total return (b)†	3.67%	(0.03)%	4.12%	5.14%	4.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,232	$18,819	$1,000	$1,538	$1,960
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.80%	1.80%	1.80%	1.80%	1.80%
Before waivers and reimbursements (a)	2.49%	2.92%	3.19%	3.00%	3.33%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	3.23%	2.56%	1.68%	1.84%	2.94%
Before waivers and reimbursements (a)	2.54%	1.44%	0.29%	0.64%	1.41%
Portfolio turnover rate (d)	301%	736%	564%	566%	422%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.07	$0.11	$0.14	$0.12	$0.13

	Year Ended October 31,				December 31, 2001* to October 31, 2002(c)
Class P	2006(c)	2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$9.82	$10.23	$10.25	$10.22	$10.00

Income (loss) from investment operations:
Net investment income	0.39	0.33	0.25	0.27	0.31
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.04	(0.27)	0.24	0.32	0.19

Total from investment operations	0.43	0.06	0.49	0.59	0.50

Less distributions:
Dividends from net investment income	(0.39)	(0.33)	(0.32)	(0.35)	(0.28)
Distributions from realized gains	—	(0.14)	(0.19)	(0.21)	—

Total dividends and distributions	(0.39)	(0.47)	(0.51)	(0.56)	(0.28)

Net asset value, end of period	$9.86	$9.82	$10.23	$10.25	$10.22

Total return (b)†	4.46%	0.63%	4.91%	5.93%	5.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,762	$7,977	$4,287	$4,514	$4,837
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05%	1.05%	1.05%	1.05%	1.05%
Before waivers and reimbursements (a)	1.74%	2.17%	2.44%	2.25%	2.58%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	3.99%	3.31%	2.43%	2.59%	3.69%
Before waivers and reimbursements (a)	3.30%	2.19%	1.04%	1.39%	2.16%
Portfolio turnover rate (d)	301%	736%	564%	566%	422%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.07	$0.11	$0.14	$0.12	$0.13

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

FINANCIAL HIGHLIGHTS — (Concluded)

	Year Ended October 31,					December 31, 2001* to October 31, 2002(c)
Class Y	2006(c)		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$9.83		$10.23	$10.25	$10.22	$10.00

Income (loss) from investment operations:
Net investment income	0.42		0.36	0.27	0.29	0.33
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.03		(0.26)	0.24	0.33	0.19

Total from investment operations	0.45		0.10	0.51	0.62	0.52

Less distributions:
Dividends from net investment income	(0.41)		(0.36)	(0.34)	(0.38)	(0.30)
Distributions from realized gains	—		(0.14)	(0.19)	(0.21)	—

Total dividends and distributions	(0.41)		(0.50)	(0.53)	(0.59)	(0.30)

Net asset value, end of period	$9.87		$9.83	$10.23	$10.25	$10.22

Total return (b)	4.71%		0.98%	5.17%	6.19%	5.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$43,033		$39,747	$26,206	$26,589	$28,552
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.80%		0.80%	0.80%	0.80%	0.80%
Before waivers and reimbursements (a)	1.49	%(g)	1.92%	2.19%	2.00%	2.33%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	4.25%		3.56%	2.68%	2.84%	3.94%
Before waivers and reimbursements (a)	3.55%		2.44%	1.29%	1.64%	2.41%
Portfolio turnover rate (d)	301%		736%	564%	566%	422%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.07		$0.11	$0.14	$0.12	$0.13

*	Commencement of operations.
**	Prior to October 31, 2005, these ratios and per share amounts were not provided.
#	Per share amount is less than $0.005.
@	Ratio amount is less than 0.005%
†	The total returns for Class A, Class B, Class C and Class P do not include sales charges.
(a)	Ratios for periods of less than one year are annualized.
(b)	Total return for periods less than one year are not annualized.
(c)	Net investment income and capital changes are based on daily average shares outstanding.
(d)	Portfolio turnover rate for periods less than one year are not annualized.
(e)	On June 3, 2005, the Fund received, through a merger, the assets and liabilities of the Enterprise Managed Fund. The information from January 1, 2000 through October 31, 2004 is that of the predecessor Enterprise Managed Fund. Information for the year ended October 31, 2005 includes the results of the operations of the predecessor Enterprise Managed Fund from November 1, 2004 through June 3, 2005.
(f)	The ratios shown are Effective Ratios. During the period when the fund was the Enterprise Managed Fund, the expense limitations were 1.45%, 2.00%, 2.00, and 1.00% for Class A, Class B, Class C, and Class Y, respectively. During the period when the fund was AXA Enterprise Moderate-Plus Allocation Fund, the expense limitations were 0.75%, 1.30%, 1.30%, and 0.30% for Class A, Class B, Class C, and Class Y, respectively.
(g)	Reflects overall fund ratios adjusted for class specific expenses.
(h)	Reflects purchases and sales from change in investment strategy due to reorganization.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2006

Note 1 Organization Significant Accounting Policies

AXA Enterprise Multimanager Funds Trust (the “Trust”) was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as (the “1940 Act”), as an open-end management investment company with seven diversified Funds and six non-diversified Funds (each a “Fund”). The non-diversified Funds are: AXA Enterprise Conservative Allocation Fund, AXA Enterprise Moderate Allocation Fund, AXA Enterprise Moderate-Plus Allocation Fund, AXA Enterprise Aggressive Allocation Fund (collectively the “Allocation Funds”), AXA Enterprise Multimanager Technology Fund and AXA Enterprise Multimanager Health Care Fund. The investment manager to each Fund is AXA Equitable Life Insurance Company (“AXA Equitable” or the “Manager”). The day-to-day portfolio management of each Fund, other than the Allocation Funds, is provided by multiple investment sub-advisers (each an “Adviser”). On January 10, 2005, AXA Equitable contributed $10,000 per class in seed capital to each of the Allocation Funds, except the AXA Enterprise Moderate-Plus Allocation Fund.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

The Allocation Funds are types of mutual funds often described as “fund of funds.” Each Allocation Fund pursues its investment objective by investing exclusively in other mutual funds managed by AXA Equitable.

All of the Funds (except the Allocation Funds) employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Fund and each is responsible for investing a specific allocated portion of the Fund’s assets. Because each Adviser will be managing its allocated portion of the Fund independently from the other Advisers, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Fund. Because each Adviser directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other Advisers, the Fund may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Fund.

During the reporting period, each Fund had five classes of shares outstanding: Class A, Class B, Class C, Class P, and Class Y with the exception of the four Allocation Funds, which had four classes of shares outstanding: Class A, Class B, Class C, and Class Y. Each Fund is authorized to issue an unlimited number of shares with a par value of $0.001. Under the Trust’s multiple class distribution system, all classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution and service fees under the Distribution Plan.

The investment objectives of each Fund are as follows:

AXA Enterprise Conservative Allocation Fund — Seeks a high level of current income.

AXA Enterprise Moderate Allocation Fund — Seeks long-term capital appreciation and current income.

AXA Enterprise Moderate-Plus Allocation Fund — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Enterprise Aggressive Allocation Fund — Seeks long-term capital appreciation.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2006

AXA Enterprise Multimanager Growth Fund (advised by AllianceBernstein L.P. (“AllianceBernstein”) (an affiliate of AXA Equitable), RCM Capital Management LLC (“RCM”) and TCW Investment Management Company (“TCW”)) — Long-term growth of capital.

AXA Enterprise Multimanager Core Equity Fund (advised by AllianceBernstein, Janus Capital Management LLC and Thornburg Investment Management, Inc.) — Long-term growth of capital.

AXA Enterprise Multimanager Value Fund (advised by AllianceBernstein, Institutional Capital LLC (formerly, Institutional Capital Corporation) and MFS Investment Management) — Long-term growth of capital.

AXA Enterprise Multimanager Mid Cap Growth Fund (advised by AllianceBernstein, Franklin Advisers, Inc. and Provident Investment Counsel, Inc.) — Long-term growth of capital.

AXA Enterprise Multimanager Mid Cap Value Fund (advised by AXA Rosenberg Investment Management LLC (an affiliate of AXA Equitable), TCW and Wellington Management Company, LLP (“Wellington”)) —Long-term growth of capital.

AXA Enterprise Multimanager International Equity Fund (advised by AllianceBernstein, J.P. Morgan Investment Management Inc. and Marsico Capital Management, LLC) — Long-term growth of capital.

AXA Enterprise Multimanager Technology Fund (advised by Firsthand Capital Management, Inc., RCM and Wellington) — Long-term growth of capital.

AXA Enterprise Multimanager Health Care Fund (advised by A I M Capital Management, Inc., RCM and Wellington) — Long-term growth of capital.

AXA Enterprise Multimanager Core Bond Fund (advised by BlackRock Financial Management, Inc. (formerly, BlackRock Advisors, Inc.) and Pacific Investment Management Company LLC) — To seek a balance of a high current income and capital appreciation, consistent with a prudent level of risk.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2006

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depositary Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Trustees.

Investments in the Allocation Funds are valued based on the net asset value per share of each underlying fund, which follow the policies as described above.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Fund when the Trust’s Manager deems that the particular event or circumstance would materially affect such Fund’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on debt securities using the effective yield method) is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Expenses attributable to a single Fund or class are charged to that Fund or class. Expenses of the Trust not attributable to a single Fund or class are charged to each Fund or class in proportion to the average net assets of each Fund or other appropriate allocation methods.

All income earned and expenses incurred by each Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2006

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/ receivables, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended (“Code”) applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Fund. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Funds. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Funds to which such gains are attributable. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for deferred organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddle transactions. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting (book) purposes but are considered ordinary income for tax purposes. The tax composition of distributed and undistributed income and gains for the years ended October 31, 2006 and October 31, 2005, were as follows:

	Year Ended October 31, 2006				Year Ended October 31, 2005
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Enterprise Conservative Allocation Fund	$46,857	$—	$152,393	$12,219	$—	$—	$21,740	$—
AXA Enterprise Moderate Allocation Fund	188,032	—	214,536	150,679	—	—	83,958	—
AXA Enterprise Moderate-Plus Allocation Fund	1,898,717	—	449,222	—	666,746	—	499,889	—
AXA Enterprise Aggressive Allocation Fund	131,669	—	—	139,235	—	—	34,906	—
AXA Enterprise Multimanager Growth Fund	—	—	—	—	5,977	—	—	—

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2006

	Year Ended October 31, 2006				Year Ended October 31, 2005
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Enterprise Multimanager Core Equity Fund	$20,589	$475,076	$81,249	$898,043	$43,799	$—	$20,517	$475,048
AXA Enterprise Multimanager Value Fund	893,778	879,535	1,502,120	944,325	119,385	188,560	805,985	879,286
AXA Enterprise Multimanager Mid Cap Growth Fund	—	—	—	1,338,709	—	—	—	—
AXA Enterprise Multimanager Mid Cap Value Fund	149,043	1,703,450	379,725	1,633,234	—	—	148,995	1,703,331
AXA Enterprise Multimanager International Equity Fund	1,051,923	1,152,839	3,412,622	2,763,650	134,345	34,905	952,826	1,152,797
AXA Enterprise Multimanager Technology Fund	3,870,684	1,086,629	—	—	—	—	3,870,069	1,086,208
AXA Enterprise Multimanager Health Care Fund	237,448	306,393	118,075	447,779	—	488,636	237,406	306,379
AXA Enterprise Multimanager Core Bond Fund	4,633,424	—	103,894	—	2,842,858	182,173	—	—

Permanent book and tax basis differences resulted in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital at October 31, 2006, as follows:

	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid In Capital
AXA Enterprise Conservative Allocation Fund	$8,454	$(8,454)	$—
AXA Enterprise Moderate Allocation Fund	53,161	(53,161)	—
AXA Enterprise Moderate-Plus Allocation Fund	821,882	(821,882)	—
AXA Enterprise Aggressive Allocation Fund	121,409	(121,409)	—
AXA Enterprise Multimanager Growth Fund	79,252	—	(79,252)
AXA Enterprise Multimanager Core Equity Fund	(112)	112	—
AXA Enterprise Multimanager Value Fund	(58)	58	—
AXA Enterprise Multimanager Mid Cap Growth Fund	183,662	(10)	(183,652)
AXA Enterprise Multimanager Mid Cap Value Fund	43,997	(44,509)	512
AXA Enterprise Multimanager International Equity Fund	103,935	(103,945)	10
AXA Enterprise Multimanager Technology Fund	1,087,737	20,608	(1,108,345)
AXA Enterprise Multimanager Health Care Fund	85,459	(85,459)	—
AXA Enterprise Multimanager Core Bond Fund	72,950	(72,950)	—

Fees Paid Indirectly:

For all Funds, the Trustees have approved the payment of certain Trust expenses using brokerage service arrangements. These payments are reflected on the Statements of Operations. For the year ended October 31, 2006, several Funds reduced expenses under these arrangements as follows:

Fund	Amount
AXA Enterprise Moderate-Plus Allocation Fund	$70,770
AXA Enterprise Multimanager Growth Fund	1,602
AXA Enterprise Multimanager Core Equity Fund	1,847
AXA Enterprise Multimanager Value Fund	17,224
AXA Enterprise Multimanager Mid Cap Growth Fund	5,451

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2006

Fund	Amount
AXA Enterprise Multimanager Mid Cap Value Fund	$1,860
AXA Enterprise Multimanager International Equity Fund	9,758
AXA Enterprise Multimanager Technology Fund	20,236
AXA Enterprise Multimanager Health Care Fund	5,716

Securities Lending:

For all Funds, the Trustees have approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank N.A. (“JPMorgan”), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders’ fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Fund from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Funds and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. For the year ended October 31, 2006, the Funds did not lend any securities.

Repurchase Agreements:

Certain Funds may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one business day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss. For the year ended October 31, 2006, the Funds did not enter into repurchase agreements.

Options Written:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market

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October 31, 2006

does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Funds may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Fund’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Certain Funds may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade.

Certain Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund’s other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk

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October 31, 2006

exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. Among other purposes, the Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap agreements are stated at fair value on the Statement of Assets and Liabilities. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Funds had swap contracts outstanding at October 31, 2006.

Dollar Roll Transactions:

Certain Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Fund of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities. None of the Funds had dollar roll transactions outstanding at October 31, 2006.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Fund at the contract price, which could be disadvantageous relative to the market price. The Fund bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is

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October 31, 2006

limited to failure of the exchange or board of trade which acts as the counterparty to the Fund’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Fund is exposed to the risk of default by the counterparty.

Special Valuation/Concentration Risks:

Foreign denominated assets, if any, held by the Funds, may involve risks not typically associated with domestic transactions including, but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of economic instability.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to a Fund, positive or negative, than if such Fund did not concentrate its investments in such sectors.

Certain securities held by the Funds are valued on the basis of a price provided by a single market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

Note 2 Management of the Trust

The Trust has entered into two separate investment management agreements (the “Management Agreements”) with AXA Equitable. The Management Agreement for the Funds (other than the Allocation Funds) obligates the Manager for each of the AXA Enterprise Multimanager Funds and the Allocation Funds to: (i) provide investment management services to the Trust; (ii) select the Advisers for each Fund; (iii) monitor each Adviser’s investment programs and results; (iv) review brokerage matters; (v) oversee the Trust’s compliance with various federal and state statutes; and (vi) carry out the directives of the Board of Trustees. The Management Agreement for the Allocation Funds obligates the Manager to: (i) provide investment management and advisory services; (ii) render investment advice concerning the underlying funds in which to invest and the appropriate allocations for each of the Allocation Funds; (iii) review brokerage matters; (iv) oversee the Trust’s compliance with various federal and state statutes; and (v) carry out the directives of the Board of Trustees. For its services under the Management Agreements, the Manager is entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Funds, calculated daily and payable monthly as follows:

Fund	Management Fee
AXA Enterprise Conservative Allocation Fund	0.20% of average daily net assets
AXA Enterprise Moderate Allocation Fund	0.20% of average daily net assets
AXA Enterprise Moderate-Plus Allocation Fund	0.20% of average daily net assets
AXA Enterprise Aggressive Allocation Fund	0.20% of average daily net assets

	Management Fees (as a percentage of average daily net assets)
	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
AXA Enterprise Multimanager Growth Fund	1.000%	0.950%	0.925%	0.900%	0.875%
AXA Enterprise Multimanager Core Equity Fund	1.000%	0.950%	0.925%	0.900%	0.875%
AXA Enterprise Multimanager Value Fund	1.000%	0.950%	0.925%	0.900%	0.875%
AXA Enterprise Multimanager Mid Cap Growth Fund	1.200%	1.150%	1.125%	1.100%	1.075%

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October 31, 2006

	Management Fees (as a percentage of average daily net assets)
	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
AXA Enterprise Multimanager Mid Cap Value Fund	1.200%	1.150%	1.125%	1.100%	1.075%
AXA Enterprise Multimanager International Equity Fund	1.150%	1.100%	1.075%	1.050%	1.025%
AXA Enterprise Multimanager Technology Fund	1.300%	1.250%	1.225%	1.200%	1.175%
AXA Enterprise Multimanager Health Care Fund	1.300%	1.250%	1.225%	1.200%	1.175%

	Management Fees (as a percentage of average daily net assets)
	First $1.5 Billion	Next $1 Billion	Next $1 Billion	Next $2.5 Billion	Thereafter
AXA Enterprise Multimanager Core Bond Fund	0.700%	0.675%	0.650%	0.625%	0.600%

On behalf of the Trust, the Manager has entered into investment advisory agreements (“Advisory Agreements”) with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Funds to: (i) continuously furnish investment programs for the Funds; (ii) place all orders for the purchase and sale of investments for the Funds with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Funds, including the fees of the Advisers of each Fund.

Note 3 Administrative Fees

Pursuant to an administrative agreement, AXA Equitable (“Administrator”) provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For these administrative services, the Trust pays AXA Equitable a fee at an annual rate of 0.15% of the Trust’s total average net assets plus $35,000 per Fund and an additional $35,000 for each portion of the Fund for which separate administrative services are provided (e.g., portions of a Fund allocated to separate Advisers and/or managed in a discrete style).

Pursuant to a sub-administration arrangement with AXA Equitable, J.P. Morgan Investors Services Co. (“Sub-administrator”) provides the Trust with certain administrative services, including monitoring of fund compliance and fund accounting services.

Note 4 Custody Fees

JPMorgan, an affiliate of J.P. Morgan Worldwide Securities Services, serves as custodian of the Trust’s portfolio securities and other assets under a Custody Agreement. The Custody Agreement provides for fees based on the amount of transactions and the asset holdings of the Funds. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains cash, securities and other assets of the Funds. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

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October 31, 2006

Note 5 Distribution Plans

The Trust has entered into a distribution agreement with Enterprise Fund Distributors, Inc., (the “Distributor”, an indirect wholly-owned subsidiary of AXA Equitable) pursuant to which the Distributor serves as the principal underwriter for each Fund’s shares. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act separate plans of distribution pertaining to the Class A, Class B, Class C and Class P shares of the Trust. The Trust’s Class A, Class B, Class C and Class P shares each pay an annual service fee of 0.25% of their average daily net assets. In addition to this service fee, the Trust’s Class A shares pay an annual distribution fee of 0.20% of its average daily net assets (effective May 1, 2006, this fee was reduced to 0.05% of average daily net assets for the Class A shares of the Allocation Funds). In addition to this service fee, Class B shares and Class C shares pay an annual distribution fee of 0.75% of their average daily net assets. There is no distribution plan with respect to Class Y shares and the Funds pay no service or distribution fees with respect to those shares.

The Distributor uses its distribution fee from the Trust to pay expenses on behalf of the Trust related to the distribution and servicing of its shares. These expenses include a distribution fee to securities dealers that enter into a sales agreement with the Distributor. For the year ended October 31, 2006, the Distributor incurred approximate distribution fees of $263,120 and $878 payable to AXA Advisors LLC and The Advest Group Inc., respectively.

For the year ended October 31, 2006, the portions of the Trust’s sales charges paid to AXA Advisors LLC and The Advest Group, Inc., each a wholly-owned subsidiary of AXA Financial, Inc. and affiliates of AXA Equitable and Enterprise Capital Management, Inc., were $490,267 and $1,204, respectively.

The Distributors received sales charges on each Fund’s Class A and Class P shares and the proceeds of contingent deferred sales charges paid by the investor in connection with certain redemptions of each Fund’s Class B and Class C shares. The Distributors have advised the Funds that for the year ended October 31, 2006, the proceeds retained from sales and redemptions are as follows:

	Class A			Class B	Class C
	Front End Sales charge	Contingent deferred sales charge		Contingent deferred sales charge	Contingent deferred sales charge
AXA Enterprise Conservative Allocation Fund	$2	$27		$1,866	$218
AXA Enterprise Moderate Allocation Fund	11	548		5,160	1,378
AXA Enterprise Moderate-Plus Allocation Fund	319	2,255		92,523	1,378
AXA Enterprise Aggressive Allocation Fund	60	528		3,049	1,162
AXA Enterprise Multimanager Growth Fund	—	1		307	151
AXA Enterprise Multimanager Core Equity Fund	—	4		336	389
AXA Enterprise Multimanager Value Fund	—	19		288	229
AXA Enterprise Multimanager Mid Cap Growth Fund	—	9		1,734	7
AXA Enterprise Multimanager Mid Cap Value Fund	—	—	#	931	32
AXA Enterprise Multimanager International Equity Fund	10	58		728	31
AXA Enterprise Multimanager Technology Fund	154	577		78,304	754
AXA Enterprise Multimanager Health Care Fund	—	—		226	132
AXA Enterprise Multimanager Core Bond Fund	—	4,629		79,639	2,366

#	Contingent deferred sales charge was less than $0.50.

Sales loads and contingent deferred sales charges imposed on purchases and redemption of Fund shares are retained by the Trust’s Distributors and do not represent expenses of the Funds.

Note 6 Transfer Agent

Boston Financial Data Services (“BFDS”) serves as the transfer agent for the Trust. BFDS provides shareholder services for the Trust. Transfer agent fees are based on per account charges, assets and other out of pocket expenses. Additional sub-transfer agent fees may be paid by the funds to administrators of omnibus accounts, and have been included in transfer agent fees on the statements of operations.

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October 31, 2006

Note 7 Redemption Fees

The Trust charges a 2% redemption fee on exchanges or redemptions done within one month of a purchase or exchange. These redemption fees are collected and retained by the affected Fund for the benefit of the remaining shareholders and are recorded by the Fund as paid in capital. For the year ended October 31, 2006, redemption fees charged and collected by the Funds were as follows:

	Class A	Class B	Class C	Class P	Class Y
AXA Enterprise Conservative Allocation Fund	$—	$—	$—	$—	$—
AXA Enterprise Moderate Allocation Fund	307	—	51	—	—
AXA Enterprise Moderate-Plus Allocation Fund	1,690	596	—	—	—
AXA Enterprise Aggressive Allocation Fund	—	—	1,120	—	—
AXA Enterprise Multimanager Growth Fund	—	—	—	—	—
AXA Enterprise Multimanager Core Equity Fund	—	—	—	—	—
AXA Enterprise Multimanager Value Fund	—	403	—	—	—
AXA Enterprise Multimanager Mid Cap Growth Fund	1,123	—	—	—	—
AXA Enterprise Multimanager Mid Cap Value Fund	—	—	—	—	—
AXA Enterprise Multimanager International Equity Fund	1,881	—	—	—	—
AXA Enterprise Multimanager Technology Fund	227	2,139	798	—	—
AXA Enterprise Multimanager Health Care Fund	—	—	—	—	—
AXA Enterprise Multimanager Core Bond Fund	300	—	—	—	—

Note 8 Expense Limitation

Pursuant to a contract, AXA Equitable had agreed to make payments or waive its fees to limit the expenses of each Fund through February 28, 2007 (April 30, 2007 with respect to the Allocation Funds) (“Expense Limitation Agreement”). AXA Equitable first waives its management fees, then waives its administration fees, and then reimburses the Fund’s expenses out of its own resources. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Fund’s expense ratio and such reimbursements do not exceed the Fund’s expense ratio cap. If the actual expense ratio is less than the expense cap and AXA Equitable has recouped any eligible previous payments and waivers made, the Fund will be charged such lower expenses.

Effective May 1, 2006, the expenses for each Allocation Fund are limited to the following based on annual average daily net assets:

	Class A*	Class B**	Class C**	Class Y***
AXA Enterprise Conservative Allocation Fund	0.50%	1.20%	1.20%	0.20%
AXA Enterprise Moderate Allocation Fund	0.50%	1.20%	1.20%	0.20%
AXA Enterprise Moderate-Plus Allocation Fund	0.50%	1.20%	1.20%	0.20%
AXA Enterprise Aggressive Allocation Fund	0.50%	1.20%	1.20%	0.20%

*	Prior to May 1, 2006 and after March 1, 2006 the Allocation Funds Class A shares expenses were limited to 0.65% of average daily net assets. Prior to March 1, 2006 the Allocation Funds Class A shares expenses were limited to 0.75% of average daily net assets
**	Prior to March 1, 2006, the Allocation Funds Classes B and C shares expenses were limited to 1.30% of average daily net assets
***	Prior to March 1, 2006, the Allocation Funds Class Y shares expenses were limited to 0.30% of average daily net assets.

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October 31, 2006

The expenses for the following Funds are limited to the following based on annual average daily net assets:

	Class A	Class B	Class C	Class P	Class Y
AXA Enterprise Multimanager Growth Fund	1.65%	2.20%	2.20%	1.45%	1.20%
AXA Enterprise Multimanager Core Equity Fund	1.65%	2.20%	2.20%	1.45%	1.20%
AXA Enterprise Multimanager Value Fund	1.65%	2.20%	2.20%	1.45%	1.20%
AXA Enterprise Multimanager Mid Cap Growth Fund	1.90%	2.45%	2.45%	1.70%	1.45%
AXA Enterprise Multimanager Mid Cap Value Fund	1.90%	2.45%	2.45%	1.70%	1.45%
AXA Enterprise Multimanager International Equity Fund*	2.00%	2.55%	2.55%	1.80%	1.55%
AXA Enterprise Multimanager Technology Fund	2.15%	2.70%	2.70%	1.95%	1.70%
AXA Enterprise Multimanager Health Care Fund	2.15%	2.70%	2.70%	1.95%	1.70%
AXA Enterprise Multimanager Core Bond Fund	1.25%	1.80%	1.80%	1.05%	0.80%

*	Prior to March 1, 2006, the limitation was 2.10%, 2.65%, 2.65%, 1.90%, and 1.65%, for Class A, Class B, Class C, Class P, and Class Y shares, respectively.

During the year ended October 31, 2006, the Manager received no reimbursement. At October 31, 2006, under the Expense Limitation Agreement, the amount that would be recoverable from each Fund is as follows:

	Amount Eligible through			Total Eligible for Reimbursement
	2007	2008	2009
AXA Enterprise Conservative Allocation Fund	$—	$93,641	$161,119	$254,760
AXA Enterprise Moderate Allocation Fund	—	108,179	223,457	331,636
AXA Enterprise Moderate-Plus Allocation Fund	65,808	697,746	995,405	1,758,959
AXA Enterprise Aggressive Allocation Fund	—	107,375	206,330	313,705
AXA Enterprise Multimanager Growth Fund	421,362	358,867	290,297	1,070,526
AXA Enterprise Multimanager Core Equity Fund	427,268	368,138	285,918	1,081,324
AXA Enterprise Multimanager Value Fund	432,760	379,666	329,387	1,141,813
AXA Enterprise Multimanager Mid Cap Growth Fund	439,056	372,785	308,203	1,120,044
AXA Enterprise Multimanager Mid Cap Value Fund	446,682	410,935	326,561	1,184,178
AXA Enterprise Multimanager International Equity Fund	451,583	385,750	325,566	1,162,899
AXA Enterprise Multimanager Technology Fund	389,773	535,608	848,053	1,773,434
AXA Enterprise Multimanager Health Care Fund	388,889	343,813	290,771	1,023,473
AXA Enterprise Multimanager Core Bond Fund	557,767	865,259	862,733	2,285,759

The Allocation Funds invest exclusively in shares of other mutual funds (the “Underlying Funds”) managed by AXA Equitable or Enterprise Capital Management, Inc. (an affiliate of AXA Equitable). Therefore, each Allocation Fund, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Funds and the investment return of each Allocation Fund is reduced by each Underlying Fund’s expenses. The range of expenses (as a percentage

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October 31, 2006

of average net assets) expected to be incurred indirectly in connection with each Allocation Fund’s investments in Underlying Funds is:

Fund:	Range of Expenses
AXA Enterprise Conservative Allocation Fund	0.60% to 1.10%
AXA Enterprise Moderate Allocation Fund	0.75% to 1.25%
AXA Enterprise Moderate-Plus Allocation Fund	0.95% to 1.45%
AXA Enterprise Aggressive Allocation Fund	1.05% to 1.55%

Thus, after taking into consideration the Expense Limitation Agreement described above, the net expense ratios of each Allocation Fund, including the Allocation Funds direct and indirect expenses, is expected to range from:

Fund:	Class A	Class B	Class C	Class Y
AXA Enterprise Conservative Allocation Fund	1.10% to 1.60%	1.80% to 2.30%	1.80% to 2.30%	0.80% to 1.30%
AXA Enterprise Moderate Allocation Fund	1.25% to 1.75%	1.95% to 2.45%	1.95% to 2.45%	0.95% to 1.45%
AXA Enterprise Moderate-Plus Allocation Fund	1.45% to 1.95%	2.15% to 2.65%	2.15% to 2.65%	1.15% to 1.65%
AXA Enterprise Aggressive Allocation Fund	1.55% to 2.05%	2.25% to 2.75%	2.25% to 2.75%	1.25% to 1.75%

Absent the Expense Limitation Agreement of the underlying funds, the total expense ratios of the Allocation Funds would be expected to range from:

Fund:	Class A	Class B	Class C	Class Y
AXA Enterprise Conservative Allocation Fund	1.50% to 2.00%	2.20% to 2.70%	2.20% to 2.70%	1.20% to 1.70%
AXA Enterprise Moderate Allocation Fund	1.65% to 2.15%	2.35% to 2.85%	2.35% to 2.85%	1.35% to 1.85%
AXA Enterprise Moderate-Plus Allocation Fund	1.85% to 2.35%	2.55% to 3.05%	2.55% to 3.05%	1.55% to 2.05%
AXA Enterprise Aggressive Allocation Fund	1.95% to 2.45%	2.65% to 3.15%	2.65% to 3.15%	1.65% to 2.15%

This information is based on a weighted-average range of the expense ratios since the average assets of each Allocation Fund invested in Underlying Funds will fluctuate. The total expense ratios may be higher or lower depending on the allocation of an Allocation Fund’s assets among Underlying Funds and the actual expenses of the Underlying Funds. An investor could realize lower overall expenses by investing directly in the Underlying Funds.

Note 9 Trustees Deferred Compensation Plan

A deferred compensation plan (the “Plan”) for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. At October 31, 2006, the total amount owed to the Trustees participating in the Plan was $156,281.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2006

Note 10 Percentage of Ownership

At October 31, 2006, AXA Equitable held investments in each of the Funds as follows:

Funds:	Percentage of Ownership
AXA Enterprise Conservative Allocation Fund	0.6%
AXA Enterprise Moderate Allocation Fund	0.2
AXA Enterprise Moderate-Plus Allocation Fund	0.2
AXA Enterprise Aggressive Allocation Fund	0.2
AXA Enterprise Multimanager Growth Fund	56.0
AXA Enterprise Multimanager Core Equity Fund	57.3
AXA Enterprise Multimanager Value Fund	85.1
AXA Enterprise Multimanager Mid Cap Growth Fund	44.1
AXA Enterprise Multimanager Mid Cap Value Fund	40.6
AXA Enterprise Multimanager International Equity Fund	67.2
AXA Enterprise Multimanager Technology Fund	10.8
AXA Enterprise Multimanager Health Care Fund	69.7
AXA Enterprise Multimanager Core Bond Fund	35.1

The following table represents the percentage of ownership that each AXA Enterprise Allocation Fund has in the Underlying Funds’ net assets as of October 31, 2006.

Funds:	AXA Enterprise Conservative Allocation		AXA Enterprise Moderate Allocation		AXA Enterprise Moderate-Plus Allocation	AXA Enterprise Aggressive Allocation
AXA Enterprise Capital Appreciation Fund	0.01%		0.17%		1.25%	0.27%
AXA Enterprise Deep Value Fund	0.27		1.51		8.87	2.29
AXA Enterprise Equity Fund	0.01		0.36		3.56	0.37
AXA Enterprise Equity Income Fund	0.17		0.73		5.62	1.11
AXA Enterprise Government Securities Fund	0.66		1.20		4.97	0.28
AXA Enterprise Growth Fund	0.01		0.06		0.49	0.13
AXA Enterprise High-Yield Bond Fund	0.28		0.62		—	—
AXA Enterprise International Growth Fund	0.09		0.97		4.72	1.46
AXA Enterprise Money Market Fund	—	#	—	#	—	—
AXA Enterprise Multimanager Core Bond Fund	1.01		2.53		10.63	0.67
AXA Enterprise Multimanager International Equity Fund	0.37		3.94		37.45	5.84
AXA Enterprise Multimanager Mid Cap Growth Fund	—		0.09		0.15	0.09
AXA Enterprise Multimanager Mid Cap Value Fund	0.06		0.09		0.12	0.07
AXA Enterprise Multimanager Value Fund	1.11		6.72		53.11	8.98
AXA Enterprise Short Duration Bond Fund	5.80		10.61		24.61	—

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2006

Funds:	AXA Enterprise Conservative Allocation	AXA Enterprise Moderate Allocation	AXA Enterprise Moderate-Plus Allocation	AXA Enterprise Aggressive Allocation
AXA Enterprise Small Company Growth Fund	—%	0.52%	2.66%	0.67%
AXA Enterprise Small Company Value Fund	—	0.19	1.54	0.29

#	Percentage of ownership is less than 0.005%.

Note 11 Reorganization Transactions

After the close of business on June 3, 2005, AXA Enterprise Multimanager Core Bond Fund acquired the net assets of the Enterprise Total Return Fund, an affiliate of the Trust, pursuant to a Plan of Reorganization and Termination (the “Plan”). For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange of 3,997,850 Class A shares, 2,598,331 Class B shares, 1,883,833 Class C shares and 184,834 Class Y shares of AXA Enterprise Multimanager Core Bond Fund (valued at $40,393,172, $26,165,190, $18,970,195 and $1,866,827, respectively) for the Class A shares, Class B shares, Class C shares and Class Y shares of Enterprise Total Return Fund outstanding on June 3, 2005. Enterprise Total Return Fund’s net assets at that date ($87,395,384), including $1,052,332 of unrealized appreciation, were combined with those of AXA Enterprise Multimanager Core Bond Fund.

After the close of business on July 29, 2005, AXA Enterprise Multimanager Technology Fund acquired the net assets of the Enterprise Technology Fund, an affiliate of the Trust, pursuant to a Plan of Reorganization and Termination (the “Plan”). For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange of 2,443,191 Class A shares, 3,176,784 Class B shares, 846,495 Class C shares and 43,673 Class Y shares of AXA Enterprise Multimanager Technology Fund (valued at $23,967,706, $30,428,133, $8,109,425 and $431,046, respectively) for the Class A shares, Class B shares, Class C shares and Class Y shares of Enterprise Technology Fund outstanding on July 29, 2005. Enterprise Multimanager Technology Fund’s net assets at that date ($62,936,310), including $7,871,713 of unrealized appreciation, were combined with those of AXA Enterprise Multimanager Technology Fund.

On June 6, 2005, the net assets of the Enterprise Managed Fund, an affiliate of the trust, merged into the AXA Enterprise Moderate-Plus Allocation Fund, a shell fund with no prior operations. The predecessor fund did not operate as a fund of funds. The information in the financial statements for the period November 1, 2004 through June 6, 2005 and for prior periods is that of the predecessor Enterprise Managed Fund.

Note 12 New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109”(the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Trust has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Trust is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of AXA Enterprise Multimanager Funds Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the 13 funds constituting the AXA Enterprise Multimanager Funds Trust (the “Trust”) at October 31, 2006, and the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

December 15, 2006

APPROVALS OF INVESTMENT MANAGEMENT AND INVESTMENT ADVISORY AGREEMENTS DURING THE SIX-MONTH PERIOD ENDED OCTOBER 31, 2006 (UNAUDITED)

During the six-month period ended October 31, 2006, the Board of Trustees of AXA Enterprise Multi-manager Funds Trust (the “Trust”), including the Independent Trustees, unanimously approved or renewed, as applicable, the Investment Management Agreements (the “Management Agreements”) with AXA Equitable Life Insurance Company (the “Manager”) and the Investment Advisory Agreements (each, a “Subadvisory Agreement”) between the Manager and each investment sub-adviser (the “Sub-adviser”) as shown in the table below with respect to the Fund(s) listed.

Funds	Agreements Approved or Renewed by the Trust’s Board of Trustees with respect to the Fund(s)
AXA Enterprise Multimanager Growth Fund

Management Agreement with AXA Equitable

Subadvisory Agreement with AllianceBernstein L.P. Subadvisory Agreement with RCM Capital Management LLC Subadvisory Agreement with TCW Investment Management Company

AXA Enterprise Multimanager Core Equity Fund

Management Agreement with AXA Equitable

Subadvisory Agreement with AllianceBernstein L.P. Subadvisory Agreement with Janus Capital Management LLC Subadvisory Agreement with Thornburg Investment Management, Inc.

AXA Enterprise Multimanager Value Fund

Management Agreement with AXA Equitable

Subadvisory Agreement with AllianceBernstein L.P. Subadvisory Agreement with Institutional Capital Corporation Subadvisory Agreement with MFS Investment Management

AXA Enterprise Multimanager Mid Cap Growth Fund

Management Agreement with AXA Equitable

Subadvisory Agreement with AllianceBernstein L.P. Subadvisory Agreement with Franklin Advisers, Inc. Subadvisory Agreement with Provident Investment Counsel, Inc

AXA Enterprise Multimanager Mid Cap Value Fund

Management Agreement with AXA Equitable

Subadvisory Agreement with AXA Rosenberg Investment Management LLC

Subadvisory Agreement with TCW Investment Management Company

Subadvisory Agreement with Wellington Management Company, LLP

AXA Enterprise Multimanager International Equity Fund

Management Agreement with AXA Equitable

Subadvisory Agreement with AllianceBernstein L.P. Subadvisory Agreement with J.P. Morgan Investment Management Inc.

Subadvisory Agreement with Marsico Capital Management, LLC

AXA Enterprise Multimanager Technology Fund

Management Agreement with AXA Equitable

Subadvisory Agreement with Firsthand Capital Management, Inc.

Subadvisory Agreement with RCM Capital Management LLC Subadvisory Agreement with Wellington Management Company, LLP

Funds	Agreements Approved or Renewed by the Trust’s Board of Trustees with respect to the Fund(s)
AXA Enterprise Multimanager Health Care Fund

Management Agreement with AXA Equitable

Subadvisory Agreement with A I M Capital Management, Inc. Subadvisory Agreement with RCM Capital Management LLC Subadvisory Agreement with Wellington Management Company, LLP

AXA Enterprise Multimanager Core Bond Fund	Management Agreement with AXA Equitable Subadvisory Agreement with BlackRock Advisors, Inc. Subadvisory Agreement with Pacific Investment Management Company LLC

AXA Enterprise Conservative Allocation Fund	Management Agreement with AXA Equitable

AXA Enterprise Moderate Allocation Fund	Management Agreement with AXA Equitable

AXA Enterprise Moderate-Plus Allocation Fund	Management Agreement with AXA Equitable

AXA Enterprise Aggressive Allocation Fund	Management Agreement with AXA Equitable

In approving or renewing the Management Agreements and each of the Subadvisory Agreements (collectively, the “Agreements”), the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interest of the affected Fund. The Board further considered factors it deemed relevant with respect to each Fund, including, as applicable: (1) the nature, extent and quality of the services provided to the Fund by the Manager, each Sub-adviser and their respective affiliates; (2) the performance of the Fund and each of its allocated portions as compared to an appropriate benchmark and peer group; (3) the level of the Fund’s management and sub-advisory fees; (4) the costs of the services provided and profits realized by the Manager and its affiliates from their relationship with the Fund; and (5) the anticipated effect of growth and size on the Fund’s performance and expenses. In considering each Agreement, the Board did not identify any single factor or item of information as all-important or controlling.

Moreover, the Board considered factors in the context of the overall objectives for the Funds including the following: (1) to offer a multi-manager product to investors which provides access to Sub-advisers that would not otherwise be available to many of the Funds’ investors because of those Sub-advisers’ minimum investment amounts; (2) to offer a broad array of investment disciplines; (3) to provide active oversight through the Manager to monitor compliance with performance, volatility and other stated objectives; and (4) to provide performance over extended market cycles with lower volatility than the selected market sector index by combining different Sub-advisers within the same discipline. The Board considered the fact that the cost of creating and maintaining this structure places the Trust in a comparatively high mutual fund expense quartile. However, the Board factored into their decision on the Management Agreement the totality of services provided by the Manager and the fact that the disclosure of all fees and expenses is explicit to potential and current shareholders.

In connection with its deliberations, the Board, among other things, received information, in advance of the meeting at which the approvals and renewals were made, from the Manager and each Sub-adviser regarding the factors set forth above and met with representatives of the Manager to discuss the Agreements. The Board received, and primarily considered, the most current information available at the time of the meeting and also took into account the totality of the performance, fee, expense and other information regarding each Fund provided to them on a periodic basis throughout the year. The Independent Trustees were assisted by independent counsel during their deliberations and received materials discussing the legal standards applicable to their consideration of the Agreements.

The Board, in examining the nature, extent and quality of the services provided by the Manager and each Sub-adviser to each Fund, considered the Manager’s and each Sub-adviser’s experience in serving as an investment adviser for the Fund(s) and for accounts similar to the Fund(s) they advise. The Board noted

the responsibilities of the Manager to the Trust and the Funds. In particular, the Board considered that the Manager is responsible for the search, selection and monitoring of the Sub-advisers for each Fund, oversight of compliance with Fund policies and objectives, as well as oversight of compliance with applicable law, review of brokerage matters and implementation of Board directives as they relate to the Funds.

The Board also noted the responsibilities of each Sub-adviser to the Fund(s) it advises. In particular, the Board considered that each Sub-adviser is responsible for making investment decisions on behalf of the allocated portion of the Fund(s) it advises, placing all orders for the purchase and sale of investments for the allocated portion of the Fund(s) it advises with brokers or dealers, and performing related administrative functions. In addition, the Board reviewed requested information regarding each Sub-adviser’s investment process and the background of each portfolio manager of each Sub-adviser who provides services to the Funds. The Board also reviewed information regarding the adequacy of the Manager’s and each Sub-adviser’s compliance program and its results. Further, the Board reviewed financial information regarding the Manager and each Sub-adviser.

As discussed further below with respect to each Fund, the Board also received and considered information regarding the short-, intermediate- and long-term performance of each Fund relative to its primary benchmark and peer group (except that the Board relied primarily on peer group information for the Allocation Funds). The Board generally considered longer-term performance to be more important in its evaluation than short-term performance. With respect to the Funds advised by multiple Sub-advisers, the Board also considered the performance of the portions of each Fund allocated to each of its Sub-advisers. In this connection, the Board considered whether the performance of the portions allocated to each of the Sub-advisers met the Board’s expectations as to the compatibility of the Sub-advisers’ different investment strategies and styles and the contribution of each to the overall Fund strategy and performance.

The Board reviewed the fees payable under each Agreement. The Board examined the management fees paid by each Fund in light of fees charged by the Manager to similar funds it manages and similar retail funds that are advised by other investment advisers. The Board also considered the quality and level of services provided and the Manager’s responsibilities to each Fund. With respect to the annual renewal of the relevant Agreements, the Board also considered a report provided by Lipper Inc., an independent third party company, containing information regarding the management fee (including the administration fee) and the total expense ratio for each Fund relative to the median and average management fee and expense ratios of its peer group. The Board considered that the contractual management fee (including administration fees paid to the Manager) and total expense ratio for each Fund generally is higher than the median management fee and median total expense ratio, respectively, of its peer group. The Board considered, however, that the higher management fees and expense ratios are consistent with the higher costs and greater complexity associated with multi-manager funds and funds-of funds. The Board also considered that, while the management fees and total expense ratios for multi-manager funds generally are higher than for single adviser funds, each Fund’s (other than the Allocation Funds’) management fee structure provides for breakpoints that reduce the management fee rate as assets increase. The Board further considered that the Manager had undertaken contractual expense limitations with respect to certain Funds, which are subject to renewal by the Board and the Manager on an annual basis. In addition, the Board evaluated the Manager’s costs and profitability in providing services to the Funds, including the costs associated with the research and investment processes, personnel, systems and infrastructure necessary to perform its functions. The Board determined that the Manager’s management fee and profitability and the Fund’s overall expense ratios generally were more significant to the Board’s evaluation of the fees and expenses paid by the Fund than each Sub-adviser’s costs and profitability. With respect to the Sub-advisers, the Board also examined the advisory fees paid with respect to each Fund in light of the fees paid by similar funds advised by each Sub-adviser.

As part of its evaluation of the Manager’s and each Sub-adviser’s compensation, the Board considered other benefits that may be realized by the Manager, each Sub-adviser and their respective affiliates from their relationship with the Trust. In this connection, the Board considered, among other things, that AXA Equitable serves as the administrator for the Funds, receiving compensation for acting in this capacity, and is responsible for, among other things, coordinating the Trust’s audits, financial statements and tax returns and managing expenses and budgeting for the Trust. In addition, the Board recognized that two of the Manager’s affiliates, AllianceBernstein, L.P. and AXA Rosenberg Investment Management LLC,

serve as Sub-advisers to certain Funds and, as such, receive advisory fees that are paid by the Manager out of the fees that it earns from the Trust. The Board also recognized that one of the Manager’s affiliates, Enterprise Fund Distributors, Inc., serves as the underwriter for the Trust, and as such, receives Rule 12b-1 payments from the Funds with respect to their Class A, Class B, Class C and Class P shares to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and the corresponding benefits of that growth, including economies of scale. Further, the Board considered that Sanford C. Bernstein & Co., LLC, a registered broker-dealer, is an affiliate of the Manager and from time to time may receive brokerage commissions from the Funds in connection with the purchase and sale of fund securities, provided, however, that those transactions, among other things, must be consistent with seeking best execution.

With respect to the Sub-advisers, the Board considered that each Sub-adviser, through its relationship as a sub-adviser to its Fund(s), may engage in soft dollar transactions. The Board also considered each Sub-adviser’s procedures for executing fund transactions for the allocated portion of the Fund(s) it advises and each Sub-adviser’s policies and procedures for the selection of brokers and dealers and for obtaining research from those brokers and dealers. In addition, the Board considered that many Sub-advisers to the Funds are affiliated with registered broker-dealers, which may from time to time receive brokerage commissions from the Funds in connection with the purchase and sale of portfolio securities, provided, however, that those transactions, among other things, must be consistent with seeking best execution. Finally, the Board considered that affiliates of each Sub-adviser may sell, and earn sales commissions from sales of, shares of the Fund(s) it advises.

The Board also considered conflicts of interest that may arise between the Trust and the Manager and each Sub-adviser in connection with the services it provides to the Trust and the various relationships that they and their affiliates may have with the Trust. For example, actual or potential conflicts of interest may arise as a result of a Sub-adviser having responsibility for multiple accounts (including the Fund(s) it advises), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across accounts and incentive to allocate opportunities to an account where the Sub-adviser has a greater financial incentive, such as a performance fee account. In this connection, at prior meetings, the Board took into consideration the manner in which such conflicts were addressed by the Manager and the Sub-advisers.

Based on these considerations, the Board was satisfied, with respect to each Fund, that: (1) the Fund was reasonably likely to benefit from the nature, extent and quality of the Manager’s and each Sub-adviser’s services; and (2) the Manager’s and each Sub-adviser’s compensation, including any direct or indirect benefits derived by them or their respective affiliates, is fair and reasonable. Based on the foregoing, the information described below and more detailed information provided at the relevant meeting(s), the Board, including the Independent Trustees, unanimously approved or renewed, as applicable, each Agreement with respect to the relevant Fund(s).

AXA Enterprise Multimanager Core Equity Fund

With respect to the AXA Enterprise Multimanager Core Equity Fund, the Board considered, among other things, that the performance of the Fund’s Class Y shares was in the second quartile relative to its Lipper peer group for the three-year and since inception periods ended May 31, 2006, and was in the third quartile for the one-year period ended on that date (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also considered that the Fund generally had comparable performance to its primary benchmark for the one-year, three-year and since inception periods ended on May 31, 2006. The Board also considered that the performance of the portions allocated to each of the Sub-advisers generally met expectations as to the compatibility of the Sub-advisers’ different investment strategies and styles and the contribution of each to the overall Fund strategy and performance. The Board was satisfied that the Fund’s performance generally has been reasonable in relation to the performance of its peer group and benchmark.

AXA Enterprise Multimanager Value Fund

With respect to the AXA Enterprise Multimanager Value Fund, the Board considered, among other things, that the performance of the Fund’s Class Y shares was in the second quartile relative to its Lipper peer group for the one- and three-year periods ended May 31, 2006, and was in the first quartile for the since inception period ended on that date (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also considered that the Fund generally had comparable performance to its primary benchmark for the one-year, three-year and since inception periods ended on May 31, 2006. The Board also considered that the performance of the portions allocated to each of the Sub-advisers generally met expectations as to the compatibility of the Sub-advisers’ different investment strategies and styles and the contribution of each to the overall Fund strategy and performance. The Board was satisfied that the Fund’s performance generally has been reasonable in relation to the performance of its peer group and benchmark.

AXA Enterprise Multimanager Growth Fund

With respect to the AXA Enterprise Multimanager Growth Fund, the Board considered, among other things, that the performance of the Fund’s Class Y shares was in the third quartile relative to its peer group for the three-year period ended May 31, 2006, but was in the fourth quartile for the one-year and since inception periods ended on that date (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also considered that the Fund generally had underper-formed its primary benchmark for the one-year, three-year and since inception periods ended on May 31, 2006. The Board also took into account information provided by the Manager at the relevant contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Board concluded that it was satisfied with the Manager’s and Sub-Advisers’ efforts to improve the Fund’s performance.

AXA Enterprise Multimanager Mid Cap Growth Fund

With respect to the AXA Enterprise Multimanager Mid Cap Growth Fund, the Board considered, among other things, that the performance of the Fund’s Class Y shares was in the second quartile relative to its Lipper peer group for the one- and three-year periods ended May 31, 2006, but was in the fourth quartile for the since inception period ended on that date (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also considered that the Fund generally had either outperformed or had comparable performance to its primary benchmark for the one- and three-year periods ended May 31, 2006, but had underperformed its primary benchmark for the since inception period ended on that date. The Board further considered that the Manager had recommended, and the Board had approved, the replacement of certain Sub-advisers for the Fund effective in August 2002 and May 2003 and that the Fund’s performance generally had improved since these changes were implemented. In addition, the Board considered that the performance of the portions allocated to each of the Sub-advisers generally met expectations as to the compatibility of the Sub-advisers’ different investment strategies and styles and the contribution of each to the overall Fund strategy and performance. The Board was satisfied that the Fund’s performance generally has been reasonable in relation to the performance of its peer group and benchmark.

AXA Enterprise Multimanager Mid Cap Value Fund

With respect to the AXA Enterprise Multimanager Mid Cap Value Fund, the Board considered, among other things, that the performance of the Fund’s Class Y shares was in the second quartile relative to its Lipper peer group for the one- and three-year periods ended May 31, 2006, but was in the fourth quartile for the since inception period ended on that date (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also considered that the Fund generally had comparable performance to its primary benchmark for the one-year period ended May 31, 2006, but had underperformed its primary benchmark for the three-year and since inception periods ended on that date. The Board also considered that the Manager had recommended, and the Board had approved, the replacement of one of the Fund’s Sub-advisers effective in August 2002 and that the Fund’s performance generally had improved since this change was implemented. In addition, the Board considered that the performance of the portions allocated to each of the Sub-advisers generally met expectations as to the compatibility of the Sub-advisers’ different investment strategies and styles and the contribution of each to the overall Fund strategy and performance. The Board was satisfied that the Fund’s performance generally has been reasonable in relation to the performance of its peer group and benchmark.

AXA Enterprise Multimanager Health Care Fund

With respect to the AXA Enterprise Multimanager Health Care Fund, the Board considered, among other things, that the performance of the Fund’s Class Y shares was in the second quartile relative to its Lipper peer group for the one-year, three-year and since inception periods ended May 31, 2006 (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also considered that the Fund generally had either outperformed or had comparable performance to its primary benchmark for the one- and three-year periods ended May 31, 2006, but had underperformed its primary benchmark for the since inception period ended on that date. The Board also considered that the performance of the portions allocated to each of the Sub-advisers generally met expectations as to the compatibility of the Sub-advisers’ different investment strategies and styles and the contribution of each to the overall Fund strategy and performance. The Board was satisfied that the Fund’s performance generally has been reasonable in relation to the performance of its peer group and benchmark.

AXA Enterprise Multimanager Technology Fund

With respect to the AXA Enterprise Multimanager Technology Fund, the Board considered, among other things, that the performance of the Fund’s Class Y shares was in the second quartile relative to its Lipper peer group for the one-year, three-year and since inception periods ended May 31, 2006 (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also considered that the Fund generally had outperformed its primary benchmark for the one- and three-year periods ended May 31, 2006, but had underperformed its primary benchmark for the since inception period ended on that date. The Board also considered that the Manager had recommended, and the Board had approved, the replacement of one of the Fund’s Sub-advisers effective in December 2003 and that the Fund’s performance generally had improved since this change was implemented. In addition, the Board considered that the performance of the portions allocated to each of the Sub-advisers generally met expectations as to the compatibility of the Sub-advisers’ different investment strategies and styles and the contribution of each to the overall Fund strategy and performance. The Board was satisfied that the Fund’s performance generally has been reasonable in relation to the performance of its peer group and benchmark.

AXA Enterprise Multimanager International Equity Fund

With respect to the AXA Enterprise Multimanager International Equity Fund, the Board considered, among other things, that the performance of the Fund’s Class Y shares was in the second quartile relative to its Lipper peer group for the one-year period ended May 31, 2006, but was in the third and fourth quartile for the three-year and since inception periods, respectively, ended on that date (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also considered that the Fund generally had outperformed its primary benchmark for the one-year period ended May 31, 2006, but had underperformed its primary benchmark for the three-year and since inception periods ended on that date. The Board also considered that the Manager had recommended, and the Board had approved, the replacement of certain Sub-advisers for the Fund effective in May 2003 and December 2004 and that the Fund’s performance generally had improved since these changes were implemented. In addition, the Board considered that the performance of the portions allocated to each of the Sub-advisers generally met expectations as to the compatibility of the Sub-advisers’ different investment strategies and styles and the contribution of each to the overall Fund strategy and performance. The Board was satisfied that the Fund’s performance generally has been reasonable in relation to the performance of its peer group and benchmark.

AXA Enterprise Multimanager Core Bond Fund

With respect to the AXA Enterprise Multimanager Core Bond Fund, the Board considered, among other things, that the performance of the Fund’s Class Y shares was in the second quartile relative to its Lipper peer group for the three-year period ended May 31, 2006, but was in the third quartile for the one-year and since inception periods ended on that date (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also considered that the Fund generally had comparable performance to its primary benchmark for the one-year, three-year and since inception periods ended May 31, 2006. The Board also considered that the performance of the portions allocated to each of the Sub-advisers generally met expectations as to the compatibility of the Sub-advisers’ different investment strategies and styles and the contribution of each to the overall Fund strategy and performance. The Board was satisfied that the Fund’s performance generally has been reasonable in relation to the performance of its peer group and benchmark.

AXA Enterprise Multimanager Conservative Allocation Fund

AXA Enterprise Multimanager Moderate Allocation Fund

With respect to the AXA Enterprise Conservative Allocation Fund and the AXA Enterprise Moderate Allocation Fund, the Board considered, among other things, that each Fund has a relatively short operating history but that the performance of each Fund’s Class Y shares was in the second quartile relative to its Lipper peer group for the year-to-date period ended June 30, 2006 and the third quartile for the one-year period ended on that date (the first quartile being the best performers and the fourth quartile being the worst performers). The Board was satisfied that the Fund’s performance generally has been reasonable in relation to the performance of its peer group.

AXA Enterprise Multimanager Moderate-Plus Allocation Fund

AXA Enterprise Multimanager Aggressive Allocation Fund

With respect to the AXA Enterprise Moderate-Plus Allocation Fund and the AXA Enterprise Aggressive Allocation Fund, the Board considered, among other things, that each Fund has a relatively short operating history but that the performance of each Fund’s Class Y shares was in the first quartile relative to its Lipper peer group for the year-to-date and one-year periods ended June 30, 2006 (the first quartile being the best performers and the fourth quartile being the worst performers). The Board was satisfied that the Fund’s performance generally has been reasonable in relation to the performance of its peer group.

Federal Income Tax Information (Unaudited)

For the year ended October 31, 2006, the percentage of dividends paid that qualify for the 70% dividends received deductions for corporate shareholders, foreign taxes which are expected to be passed through to shareholders for foreign tax credits, gross income derived from sources within foreign countries, long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return and Treasury income were as follows:

	70% Dividend Received Deduction	Foreign Taxes	Foreign Source Income	Long Term Capital Gain	Treasury Income
Funds:
AXA Enterprise Conservative Allocation	1.25%	$—	$—	$—	—%
AXA Enterprise Moderate Allocation	2.48	—	—	—	—
AXA Enterprise Moderate-Plus Allocation Fund	42.77	—	—	—	—
AXA Enterprise Aggressive Allocation	61.61	—	—	27,712	—
AXA Enterprise Multimanager Core Equity Fund	100.00	—	—	475,076	—
AXA Enterprise Multimanager Value Fund	47.66	—	—	879,535	—
AXA Enterprise Multimanager Mid Cap Value Fund	99.98	—	—	1,703,450	—
AXA Enterprise Multimanager International Equity Fund	—	77,462	1,007,588	1,152,839	—
AXA Enterprise Multimanager Technology Fund	2.07	—	—	1,086,629	—
AXA Enterprise Multimanager Health Care Fund	—	—	—	306,393	14.60
AXA Enterprise Multimanager Core Bond Fund	—	—	—	—	22.40
For the year ended October 31, 2006, the Funds below have designated the following amounts of their 2006 ordinary income distributions (located in Box 1 of Form 1099-DIV) as qualifying dividend income (“QDI”):

Fund	Qualifying Dividend Income
AXA Enterprise Conservative Allocation Fund	$7,316
AXA Enterprise Moderate Allocation Fund	49,801
AXA Enterprise Moderate-Plus Allocation Fund	745,036
AXA Enterprise Aggressive Allocation Fund	56,496
AXA Enterprise Multimanager Core Equity Fund	20,589
AXA Enterprise Multimanager Value Fund	47,886
AXA Enterprise Multimanager International Equity Fund	7,436

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board has the responsibility for the overall management of the Trust and the Funds, including general supervision and review of the Funds’ investment activities and their conformity with Delaware law and the stated policies of the Funds. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Trustees and Officers

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee

Steven M. Joenk* 1290 Avenue of the Americas, New York, New York (47)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since July 2004, chairman and president of Enterprise Capital Management, Inc., co- chairman of Enterprise Funds Distributor, Inc., and a director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Ceorrelagem de Seguros Ltd. (Brazil).	111	None

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Gerald C. Crotty c/o AXA Enterprise Multimanager Funds Trust 1290 Avenue of the Americas, New York, New York (55)	Trustee	From November 2001 to present	President of Weichert Enterprise LLC, a private and public equity market investment firm; co-founder of Excelsior Ventures Management, a private equity and venture capital firm; from 1991 to 1998, held various positions with ITT Corporation, including President and COO of ITT Consumer Financial Corp. and Chairman, President and CEO of ITT Information Services.	33	From 2002 to present, Director of Access Integrated Technologies, Inc.; from 2005 to present, director of Jones Apparel Group, Inc.

Barry Hamerling c/o AXA Enterprise Multimanager Funds Trust 1290 Avenue of the Americas, New York, New York (60)	Trustee	From November 2001 to present	Since 1998, Managing Partner of Premium Ice Cream of America; since 2003, Managing Partner of Premium Salads; from 1970 to 1998, President of Ayco Co. L.P., the largest independent financial counseling firm in the United States.	33	From 2005 to present, Trustee of Granum Series Trust - Granum Value Fund; from 1998 to present, Director of Ayco Charitable Foundation.

Cynthia R. Plouché c/o AXA Enterprise Multimanager Funds Trust 1290 Avenue of the Americas, New York, New York (49)	Trustee	From November 2001 to present	Since June 2006, Portfolio Manager at Williams Capital Management, Inc.; from June 2003 to 2006, Managing Director and Chief Investment Officer of Blaylock-Abacus Asset Management, Inc.; prior thereto, Founder, Chief Investment Officer and Managing Director of Abacus Financial Group from May 1991 to 2003, a manager of fixed income portfolios for institutional clients.	33	None

Rayman Louis Solomon c/o AXA Enterprise Multimanager Funds Trust 1290 Avenue of the Americas, New York, New York (59)	Trustee	From November 2001 to present	Since 1998, Dean and a Professor of Law at Rutgers University School of Law; prior thereto, an Associate Dean for Academic Affairs at Northwestern University School of Law.	33	None

*	Affiliated with the Manager and Distributor.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers

Steven M. Joenk* 1290 Avenue of the Americas, New York, New York (47)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since July 2004, Chairman and President of Enterprise Capital Management, Inc., Co-Chairman of Enterprise Funds Distributor, Inc., and a director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Ceorrelagem de Seguros Ltd. (Brazil).

Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York (51)	Vice President and Secretary	From November 2001 to present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and AXA Equitable; from July 1999 to May 2003, Vice President and Counsel of AXA Financial and AXA Equitable.

Kenneth T. Kozlowski 1290 Avenue of the Americas, New York, New York (44)	Chief Financial Officer and Treasurer	Chief Financial Officer from December 2002 to present; Treasurer from November 2001 to present	From February 2001 to present, Vice President of AXA Financial; from July 2004 to present, a director of Enterprise Capital Management, Inc.; From December 1999 to December 2002, controller of the Trust.

Kenneth B. Beitler 1290 Avenue of the Americas, New York, New York (48)	Vice President	From November 2001 to present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2002, Senior Investment Analyst of AXA Financial.

Mary E. Cantwell 1290 Avenue of the Americas, New York, New York (45)	Vice President	From November 2001 to present	From February 2001 to present, Vice President of AXA Financial; from July 2004 to present, a director of Enterprise Capital Management, Inc.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Brian E. Walsh 1290 Avenue of the Americas, New York, New York (38)	Vice President and Assistant Treasurer	Vice President from December 2002 to present; Assistant Treasurer from November 2001 to present	From February 2003 to present, Vice President of AXA Financial and AXA Equitable; from January 2001 to February 2003, Assistant Vice President of AXA Financial and AXA Equitable.

Patricia Cox 1290 Avenue of the Americas, New York, New York (48)	Vice President and Anti- Money Laundering Compliance Officer	From December 2005 to present	From September 2001 to present, Senior Vice President of Operations for Enterprise Fund Distributors, Inc.

Andrew S. Novak, Esq. 1290 Avenue of the Americas, New York, New York (38)	Chief Compliance Officer	From September 2005 to present	From September 2005 to present, Chief Compliance Officer of AXA Financial’s Funds Management Group; from May 2003 to September 2005, Vice President and Counsel of AXA Financial and AXA Equitable; from May 2002 to May 2003, Counsel of AXA Financial and AXA Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer of Royce & Associates, Inc.

William T. MacGregor, Esq. 1290 Avenue of the Americas, New York, NY (31)	Vice President and Assistant Secretary	From June 2006 to present	From May 2006 to present, Counsel of AXA Equitable; from March 2005 to April 2006, Associate Attorney, Sidley Austin LLP; from September 2003 to February 2005, Contract Attorney, Prudential Financial, Inc.; from September 2000 to April 2002, Associate Attorney, Zack Kosnitzky, P.A.

Joseph J. Paolo 1290 Avenue of the Americas, New York, New York (36)	Vice President	From December 2005 to present	From August 2005 to present, Vice President, AXA Financial and AXA Equitable and Deputy Chief Compliance Officer of AXA Financials’ Funds Management Group; from March 2004 to August 2005, Vice President of AXA Financial and AXA Equitable and Compliance Officer of AXA Financial’s Funds Management Group; from May 2002 to March 2004, Compliance Director and Assistant Vice President of AXA Financial and AXA Equitable; from February 2001 to May 2002, Compliance Officer of AXA Financial and AXA Equitable.

David Shagawat 1290 Avenue of the Americas, New York, New York (32)	Assistant AML Compliance Officer	From December 2005 to present	From August 2005 to present, Associate Compliance Officer of AXA Equitable; from June 2004 to August 2005, Fiduciary Oversight Analyst, Citigroup Asset Management; from April 2002 to June 2004, Project Manager, AllianceBernstein LP; from January 1999 to April 2002, Business Analyst, AllianceBernstein LP.

Judy Guhring 1290 Avenue of the Americas, New York, New York (35)	Assistant Secretary	From December 2005 to present	From August 2001 to present, Senior Legal Assistant of AXA Financial.

*	Affiliated with the Manager and Distributor.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

PROXY VOTING INFORMATION (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-800-432-4320 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2006 is available (i) on the Funds’ website at www.axaenterprise.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY FUND HOLDINGS INFORMATION (UNAUDITED)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov and may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a “code of ethics,” as defined in Item 2, that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the registrant’s code of ethics is filed as an exhibit pursuant to Item 10(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that Gerald C. Crotty and Barry Hamerling each serve on its audit committee as an “audit committee financial expert” as defined in Item 3. Messrs. Crotty and Hamerling are each considered to be “independent” for purposes of Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees for fiscal year 2006: $255,400 fiscal year 2005: $552,600

(b) Audit-Related Fees for fiscal year 2006: $51,630 and fiscal year 2005: $19,479

Out–of–pocket expenses.

(c) Tax Fees for fiscal year 2006: $145,675 and fiscal year 2005: $69,325

Tax fees include amounts related to tax compliance, tax reporting and tax planning.

(d) All Other Fees for fiscal year 2006: $0 and fiscal year 2005: $0

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to pre-approval of services performed by the registrant’s principal accountant for the registrant. Audit, audit-related and tax services provided to the registrant on an annual basis require pre-approval by the entire audit committee. In the event that the audit fees exceed the pre-approved estimated amount, the audit committee’s delegate, consisting of the audit committee chair, lead independent trustee, the registrant’s chief executive officer and chief financial officer, acting by at least two of such individuals, has the authority to increase the amount by up to 10% of the pre-approved amount. Any additional amount requires pre-approval by the entire audit committee. The audit committee chair or the lead independent trustee also has the authority to approve de minimis non-audit services (i.e., services in which the fee does not exceed $10,000 per engagement) to be provided by the registrant’s principal accountant for the registrant, provided that each such service is brought to the attention of the audit committee prior to the completion of the audit of the registrant’s financial statements.

(e)(2) None of the services include in (b) – (d) above was approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For fiscal year 2006: $4,953,811.50

      For fiscal year 2005: $4,308,688

(h) The registrant’s audit committee has considered that the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The registrant’s code of ethics required by Item 2 is filed herewith.

(a)(2)	Certifications required by Item 11(a)(2) are filed herewith.

(a)(3)	Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – not applicable.

(b)	Certifications required by Item 11(b) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Enterprise Multimanager Funds Trust

/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
December 29, 2006

/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski
Chief Financial Officer
December 29, 2006